                                                   File Nos 333-111216 /811-8052
                                                   -----------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            /X/
               Pre-Effective Amendment No.___                                / /
               Post-Effective Amendment No. 4                                /X/

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     /X/
                                 Amendment No.40                             /X/
                        (Check appropriate box or boxes.)

                           SYMETRA SEPARATE ACCOUNT C
                           --------------------------
                           (Exact Name of Registrant)

                         Symetra Life Insurance Company
                         ------------------------------
                               (Name of Depositor)

           5069 154th Place N.E., Redmond, Washington           98052
           ------------------------------------------           -----
      (Address of Depositor's Principal Executive Offices)    (Zip Code)

        Depositor's Telephone Number, including Area Code (425) 376-8000
                                                          --------------

                      Name and Address of Agent for Service
                      -------------------------------------
                             Jacqueline M. Veneziani
                              5069 154th Place N.E.
                            Redmond, Washington 98052
                                 (425) 376-5026


                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 As Soon as Practicable after the effective date of this registration statement.


It is proposed that this filing will become effective:
   / /    Immediately upon filing pursuant to paragraph (b) of Rule 485
   /X/    On April 29, 2005 pursuant to paragraph (b) of Rule 485
   / /    60 days after filing pursuant to paragraph (a) of Rule 485
   / /    On __________ pursuant to paragraph (a) of Rule 485


If appropriate, check the following:

     _________ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                      TITLE OF SECURITIES BEING REGISTERED:
             Individual Flexible Premium Variable Annuity Contracts

                                                             SPINNAKER(R) CHOICE

                                                                Variable Annuity

                                                                       ISSUED BY

                                                      SYMETRA SEPARATE ACCOUNT C

                                                                             AND

                                                  SYMETRA LIFE INSURANCE COMPANY

      This prospectus describes an individual flexible premium deferred variable annuity contract, the Spinnaker Choice Variable Annuity Contract and contains important information. Please read it before investing and keep it on file for future reference. This prospectus does not constitute an offering in any jurisdiction in which the contract may not lawfully be sold.


    Investment in a variable annuity contract is subject to risks, including the possible loss of principal. The contracts are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; and are not insured or guaranteed by the Federal Deposit Insurance Corporation, or any other government agency.


 Neither the SEC nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is accurate or complete.
                       Any representation to the contrary is a criminal offense.


                                                           Dated: April 29, 2005


AIM VARIABLE INSURANCE FUNDS
          -    AIM V.I. Real Estate Fund (Series I Shares)
          -    AIM V.I. Capital Development Fund (Series II Shares)
          -    AIM V.I. International Growth Fund (Series II Shares)
          -    AIM V.I. Capital Appreciation Fund (Series II Shares)

AMERICAN CENTURY(R) VARIABLE PORTFOLIOS, INC.
          -    American Century Investments VP Balanced Fund
          -    American Century Investments VP International Fund
          -    American Century Investments VP Value Fund
          -    American Century Investments VP Ultra(R) Class II Fund
          -    American Century Investments VP Large Company Value Class II Fund
          - American Century Investments VP Inflation Protection Bond Class II Fund

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - INITIAL SHARES

DREYFUS INVESTMENT PORTFOLIOS ("DREYFUS IP")
          -    Dreyfus IP - MidCap Stock Portfolio - Initial Shares
          -    Dreyfus IP - Technology Growth Portfolio - Initial Shares

DREYFUS VARIABLE INVESTMENT FUND ("DREYFUS VIF")
          -    Dreyfus VIF - Appreciation Portfolio - Initial Shares

DREYFUS STOCK INDEX FUND, INC. - SERVICE SHARES

FEDERATED INSURANCE SERIES
          -    Federated High Income Bond Fund II

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
          -    Fidelity VIP Money Market Portfolio - Service Class 2
          -    Fidelity VIP Growth Portfolio - Initial Share Class
          -    Fidelity VIP Growth & Income Portfolio - Initial Share Class
          -    Fidelity VIP Contrafund(R) Portfolio - Initial Share Class
          -    Fidelity VIP Equity-Income Portfolio - Initial Share Class
          -    Fidelity VIP Mid Cap Portfolio - Service Class 2 Shares

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
          -    Franklin Small-Mid Cap Growth Securities Fund - Class 2
          -    Franklin U.S. Government Fund - Class 2
          -    Franklin Flex Cap Growth Securities Fund - Class 2
          -    Franklin Small Cap Value Securities Fund - Class 2
          -    Franklin Income Securities Fund - Class 2
          -    Templeton Developing Markets Securities Fund - Class 2
          -    Templeton Growth Securities Fund - Class 2
          -    Templeton Global Income Securities Fund - Class 2
          -    Mutual Shares Securities Fund - Class 2

J.P. MORGAN SERIES II TRUST
          -    JPMorgan Mid Cap Value Portfolio
          -    JPMorgan International Equity Portfolio


                                                     SPINNAKER CHOICE PROSPECTUS

 You can allocate your contract cash value to the fixed account (which credits a specified guaranteed interest rate) and/or to Symetra Separate Account C ("Separate Account"), which invests in the portfolios listed here. The portfolio prospectuses for each of the portfolios available through the Separate Account should be read in conjunction with this prospectus and, if not included with this prospectus, are available by request at no charge.

     To learn more about the Spinnaker Choice Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated April 29, 2005. The SAI has been filed with the Securities and Exchange Commission (SEC)
and is legally part of the prospectus. You may request a free copy of the SAI, a paper copy of this prospectus if you have received it in an electronic format, or a prospectus for any of the underlying portfolios by calling us at 1-877-796-3872 or writing us at: PO Box 3882, Seattle, WA 98124-3882. The table of contents for the SAI can be found at the end of this prospectus. The SEC maintains a website at http://www.sec.gov that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically.


PIONEER VARIABLE CONTRACTS TRUST
            -  Pioneer Equity Income VCT Portfolio - Class II Shares
            -  Pioneer Small Cap Value VCT Portfolio - Class II Shares
            -  Pioneer Emerging Markets VCT Portfolio - Class II Shares
            -  Pioneer Strategic Income VCT Portfolio - Class II Shares
            -  Pioneer High Yield VCT Portfolio - Class II Shares

PIMCO VARIABLE INSURANCE TRUST
            - PIMCO CommodityRealReturn Strategy Portfolio - Administrative Class Shares
            -  PIMCO All Asset Portfolio - Advisor Class Shares

TABLE OF CONTENTS                                                           PAGE
--------------------------------------------------------------------------------
SUMMARY                                                                        1

FEE TABLE                                                                      4

EXAMPLES                                                                       8

1.  THE ANNUITY CONTRACT                                                      11
    Owner                                                                     11
    Annuitant                                                                 11
    Beneficiary                                                               11
    Assignment                                                                11

2.  ANNUITY PAYMENTS (INCOME PHASE)                                           11
    Changing Portfolios During the Income Phase                               12

3.  PURCHASE                                                                  13
    Purchase Payments                                                         13
    Allocation of Purchase Payments                                           13
    Accumulation Units                                                        13
    Right to Examine                                                          13

4.  INVESTMENT OPTIONS                                                        14
    Variable Investment Options                                               14
    Changes to the Investment Options                                         17
    Voting Rights                                                             17
    Fixed Account                                                             17
    Transfers                                                                 18
    Scheduled Transfers                                                       19
      Dollar Cost Averaging                                                   19
      Appreciation or Interest Sweep                                          19
      Portfolio Rebalancing                                                   19
    Limits on Excessive Transfers and Market Timing Activity                  19

5.  CHARGES & EXPENSES                                                        20
    Insurance Charges                                                         20
    Optional Benefit Charges                                                  21
    Annual Administration Maintenance Charge                                  21
    Contingent Deferred Sales Charge                                          21
    Withdrawal Charge                                                         21
    Transfer Charge                                                           21
    Premium Taxes                                                             21
    Income or Other Taxes                                                     22
    Portfolio Expenses                                                        22

6.  TAXES                                                                     22
    Annuity Contracts in General                                              22
    Death Benefits                                                            22
    Qualified Contracts                                                       22
    Withdrawal From Roth IRAs                                                 22
    Withdrawal for Investment Adviser Fees                                    22
    Optional Benefit Riders - Non-qualified Contracts                         22
    Non-qualified Contracts                                                   23
    Taxation of Annuity Payments                                              23
    Exchanges                                                                 23
    Diversification                                                           23
    Tax Withholding                                                           23

7.  ACCESS TO YOUR MONEY                                                      23
    Free Withdrawal Amount                                                    24
    Healthcare Confinement                                                    24
    Repetitive Withdrawals                                                    24
    Withdrawal Restrictions on TSA                                            24
    Withdrawal Restrictions on Texas Optional
      Retirement Program ("Texas ORP")                                        24
    Minimum Value Requirements                                                24

8.  DEATH BENEFIT                                                             24
    Death During the Accumulation Phase                                       24
      Basic Death Benefit                                                     25
      Calculation of Death Benefit                                            25
      Payment of Death Benefit                                                25
    Death During the Income Phase                                             25
    Optional Death Benefits                                                   25
      Guaranteed Minimum Death Benefit - Annual Reset
        ("GMDB - Annual Reset")                                               25
    Earnings Enhancement Benefit ("EEB")                                      26
    Effects of Ownership Changes                                              26
    Limitation on Death Benefit                                               26
    Beneficiary                                                               27

9.  OTHER INFORMATION                                                         27
    Symetra Life                                                              27
    Separate Account                                                          27
    Changes to the Separate Account                                           27
    General Account                                                           27
    Distribution (Principal Underwriter)                                      27
    Amendments to the Contract                                                28
    Legal Proceedings                                                         28
    Right to Suspend Annuity Payments, Transfers, or Withdrawals              28
    Reduction of Charges or Additional Amounts Credited                       28
    Website Information                                                       28
    Financial Statements                                                      28

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION                      28

APPENDIX A: CALCULATION OF EEB OPTIONAL DEATH BENEFIT                        A-1

APPENDIX B: ACCUMULATION UNIT VALUE HISTORY                                  B-1

INDEX OF SPECIAL TERMS

We have used simple, clear language as much as possible in this prospectus. However, by the very nature of the contracts certain technical words or terms are unavoidable. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term.

                                                                            PAGE
Accumulation Phase                                                           11

Accumulation Unit                                                            13

Annuitant                                                                    11

Annuity Date                                                                 11

Annuity Payments                                                             11

Annuity Unit                                                                 13

Beneficiary                                                                  11

Contract Value                                                               24

Fixed Account                                                                17

Home Office                                                                   3

Income Phase                                                                 11

Joint Owner                                                                  11

NYSE                                                                         12

Net Investment Factor                                                        13

Non-qualified                                                                22

Owner                                                                        11

Portfolios                                                                   14

Purchase Payment                                                             13

Qualified                                                                    22

Subaccount                                                                   14

Tax Deferral                                                                 11

You                                                                          11

                                     SUMMARY

 TOPICS IN THIS SUMMARY CORRESPOND TO SECTIONS IN THE PROSPECTUS WHICH DISCUSS
                              THEM IN MORE DETAIL.

THE ANNUITY CONTRACT

The prospectus describes generally applicable provisions of the annuity contract. You should refer to your contract for any variations required by your state. The provisions of your contract control if inconsistent with any of the provisions in the prospectus.

The annuity contract (the "contract") is an agreement between you, the owner, and Symetra Life Insurance Company ("Symetra Life", "we", and "us"). It is designed to help you invest on a tax-deferred basis and meet long-term financial goals, such as retirement funding. The contract provides for a guaranteed income or a death benefit. You should not buy the contract if you are looking for a short-term investment or if you cannot accept the risk of getting back less money than you put in.

You may divide your money among the available variable investment portfolios and a fixed account. The value of the portfolios can fluctuate up or down, based on the investment performance of the underlying investments. Your investment in the portfolios is not guaranteed and you may lose money. The fixed account offers an interest rate set and guaranteed by Symetra Life. Your choices for the various investment options are found in Section 4.

Like many annuities, the contract has an accumulation phase and an income phase. During the accumulation phase, you invest money in your contract. Earnings accumulate on a tax-deferred basis and are treated as income when you make a withdrawal. Your earnings or losses are based on the investment performance of the portfolios you selected and/or the interest rate earned on the fixed account. During the income phase, the payee (you or someone you choose) will receive payments from your annuity.

The amount of money you are able to accumulate in your contract during the accumulation phase will determine the amount of payments during the income phase.

ANNUITY PAYMENTS (INCOME PHASE)

You can select from one of four payment options. This selection cannot be changed once you switch to the income phase. However, switching to the income phase does not affect the available investment options. You can choose to have fixed or variable payments, or both. If you choose to have any part of your payments come from the portfolios, the dollar amount of your payments will usually go up or down.

PURCHASE

You can buy the contract with $10,000 or more under most circumstances. You can add $1,000 or more as often as you like during the accumulation phase. Any purchase payment in excess of $1 million requires our prior approval.

INVESTMENT OPTIONS


Currently, the separate account invests in 40 portfolios. Depending upon market conditions, you can make or lose money in any of these portfolios. You may also allocate money to the fixed account which credits guaranteed interest rates. We reserve the right to add, combine, restrict or remove any portfolio available as an investment option under your contract.


CHARGES & EXPENSES

The contract has insurance features and investment features, and there are costs related to each.

We deduct insurance charges which equal 1.55% annually of the average daily net assets of each portfolio. The insurance charges include: mortality and expense risk charge, 1.40% annually, and asset related administration charge, 0.15% annually. These are not charged on money allocated to the fixed account.

Each contract year, we deduct an annual administration maintenance charge from your contract. Currently, we charge $30; however, we may raise this charge to up to $50 per contract year. This charge is waived if the value of your contract is $50,000 or more.

If you take more than 10% of your contract value out in a contract year, you may be assessed a contingent deferred sales charge. The amount of this charge depends upon the age of your contract, not on the age of each purchase payment. The charge is based upon the amount withdrawn and starts at 7% in the first contract year and declines to 0% after five years.

A separate withdrawal charge equal to the lesser of $25 or 2% of the amount withdrawn may apply to each withdrawal after the first in a contract year.

You can transfer between investment options up to 12 times per contract year free of a transfer charge. A transfer charge equal to the lesser of $10 or 2% of the amount being transferred may apply to each additional transfer.

In a limited number of states there is a premium tax of up to 3.5%, depending upon the state. In this case, a premium tax charge for the payment of these taxes may be deducted.

If you elect one or more of the optional death benefit riders, we will deduct an additional charge. This charge will vary depending upon which optional death benefit rider(s) you have elected. If you elect the Guaranteed Minimum Death Benefit - Annual Reset ("GMDB - Annual Reset") rider, we will deduct an additional charge which is equal, on an annual basis, to 0.20% of the average daily net assets of each portfolio. If you elect the Earnings Enhancement Benefit ("EEB") rider, we will deduct an additional charge which is equal, on an annual basis, to 0.15% of the average daily net assets of each portfolio and the fixed account.

There are also annual portfolio expenses which vary depending upon the portfolios you select. In 2004, these expenses ranged from 0.51% to 2.11%.


The Fee Table and Examples following this Summary show the various expenses you will incur directly and indirectly by investing in the contract. There are situations where all or some of the owner transaction expenses do not apply. See
Section 5 - Charges & Expenses for a more detailed discussion.

TAXES

Generally, earnings and amounts equal to purchase payments made with pre-tax dollars are not taxed until you take them out. During the accumulation phase, taxable amounts generally come out first and are taxed as ordinary income. Exceptions may apply to contracts issued in connection with certain retirement plans. If you are younger than 59 1/2 when you take money out, you may be charged a 10% penalty on the taxable amount. During the income phase, annuity payments are considered partly a return of your original investment and partly earnings, and are taxed in the year received.

ACCESS TO YOUR MONEY

You may take money out at any time during the accumulation phase unless you are restricted by requirements of a retirement plan. Each contract year, you can take up to 10% of the contract value without paying a contingent deferred sales charge. Amounts in excess of 10% may be subject to a contingent deferred sales charge. This charge varies based on the age of your contract, not on the age of particular purchase payments. You may have to pay income taxes and tax penalties on any money you take out.

PERFORMANCE

The value of your contract will vary up or down depending upon the investment performance of the portfolios you choose. Past performance is not a guarantee of future results.

DEATH BENEFIT


If you die before moving to the income phase, we will pay a death benefit as described in Section 8 - Death Benefit. There are two optional death benefits available for selection. You may elect none, one or both benefits at the time you purchase your contract.

     GUARANTEED MINIMUM DEATH BENEFIT - ANNUAL RESET RIDER ("GMDB - Annual Reset") resets the guaranteed minimum death benefit annually each contract anniversary until the oldest owner attains age 75.


     EARNINGS ENHANCEMENT BENEFIT RIDER ("EEB") may add 25% or 40% (depending on the age of the oldest owner on the issue date of the contract) of your contract's earnings, if any, to the death benefit payable at your death. This rider is only available for non-qualified contracts.

OTHER INFORMATION

RIGHT TO EXAMINE. If you cancel the contract within 10 days after receiving it (or any longer period that is required in your state), we will send your money back without assessing a contingent deferred sales charge. You will receive:

   - whatever your contract is worth on the day we receive your request which may be more or less than your original purchase payment;

   -  a return of purchase payments; or

   - the greater of the two, depending on state law requirements or if your contract is an IRA or a Roth IRA.

TRANSACTIONS. You can initiate transfers or withdrawals as desired or schedule them in advance under the following strategies:

   - Dollar Cost Averaging: You may elect to automatically transfer a set amount from any portfolio or the fixed account to any of the other portfolios monthly or quarterly. This feature attempts to achieve a lower average cost per unit over time.


   - Appreciation or Interest Sweep: If your contract value exceeds $10,000, you may elect to have interest from the fixed account or earnings from the Fidelity VIP Money Market Portfolio automatically swept monthly, quarterly, or annually into any other portfolio of your choice.


   - Portfolio Rebalancing: If your contract value exceeds $10,000, you may elect to have each portfolio rebalanced quarterly, semiannually, or annually to maintain your specified allocation percentages.

   - Repetitive Withdrawals: You may elect to receive monthly, quarterly, or annual checks during the accumulation phase. Any money you receive may result in contract charges, income taxes, and tax penalties.

QUALIFIED CONTRACTS. You may purchase the contract as an Individual Retirement Annuity ("IRA") or a Roth IRA. Effective April 29, 2005, you may also purchase the contract as a Tax Sheltered Annuity ("TSA"), or Deferred Compensation Plan ("457"). These contracts are referred to as qualified contracts because they are qualified to provide you certain tax deferral features under the Internal Revenue Code. You do not have to purchase an annuity contract to obtain the same type of tax deferral as provided by other Individual Retirement Arrangements and Roth Individual Retirement Arrangements. However, the contract provides features and benefits not provided by such other arrangements. There are costs and expenses under the contract related to these benefits and features. You should consult your tax advisor to determine whether the use of the contract within a qualified retirement plan is an appropriate investment for you.

EXCHANGES. It may not be in your best interest to surrender an existing annuity contract or to exchange one annuity contract for another in a "tax-free" exchange under Section 1035 of the Internal Revenue Code of 1986, as amended, in connection with purchase of the contract. You should compare both contracts carefully. There may be a surrender charge on your old contract, there will be a new surrender charge period under this contract, other charges may be higher (or lower) and the benefits will probably be different. You should not exchange another annuity contract for this one unless you determine, after knowing all of the facts, that the exchange is in your best interest and not just better for the person trying to sell you this contract (that person will generally be paid a commission if you buy this contract through an exchange or otherwise).


STATE VARIATIONS. Certain provisions of the contract may be different from the general description in this prospectus, and certain riders and options may not be available, because of legal restrictions in your state. See your contract for specific variations since any such state variations will be included in your contract or in riders or endorsements attached to your contract. See your agent or contact us for specific information that may be applicable to your state.


INQUIRIES

If you need more information, please contact us at our "home office":

     SYMETRA LIFE INSURANCE COMPANY
     5069 154TH PLACE N.E.
     REDMOND, WA 98052


     AFTER JULY 15, 2005:
     SYMETRA LIFE INSURANCE COMPANY
     777 108TH AVE. NE
     BELLEVUE, WA 98004


     1-877-796-3872
     http://www.symetra.com

                      SYMETRA SEPARATE ACCOUNT C FEE TABLE

The purpose of the Fee Table is to show you the various fees and expenses you will incur directly and indirectly by buying, owning and surrendering the contract. The Fee Table reflects the expenses of the Separate Account as well as the portfolios.

The Owner Transaction Expenses Table below describes the fees and expenses that you will pay when you buy the contract, surrender the contract, make withdrawals or transfer money between investment options. State Premium Taxes may also be deducted.

                                                                               MAXIMUM AMOUNT
                       OWNER TRANSACTION EXPENSES                                 DEDUCTED            CURRENT AMOUNT DEDUCTED
-----------------------------------------------------------------------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE
(AS A PERCENTAGE OF THE AMOUNT WITHDRAWN)                                               7%            Year 1 .............. 7%

WITHDRAWAL CHARGE
(ASSESSED FOR EACH WITHDRAWAL AFTER THE FIRST WITHDRAWAL IN A CONTRACT YEAR)         $ 25          $25 or 2% of amount withdrawn
                                                                                                          whichever is less

TRANSFER CHARGE
(ASSESSED FOR EACH TRANSFER IN EXCESS OF 12 TRANSFERS IN A CONTRACT YEAR)            $ 10          $10 or 2% of amount transferred
                                                                                                          whichever is less

The Periodic Charges Table below describes the fees and expenses that you will pay periodically during the time that you own the contract, not including portfolio fees and expenses. This table also includes the charges you would pay if you added optional benefits to your contract.

                                                                                                    AMOUNT DEDUCTED
                                                                                       --------------------------------------------
                                 PERIODIC CHARGES                                           MAXIMUM
               (NOT INCLUDING PORTFOLIO OPERATING FEES AND EXPENSES)                   GUARANTEED CHARGE        CURRENT CHARGE
-----------------------------------------------------------------------------------------------------------------------------------
ANNUAL ADMINISTRATION MAINTENANCE CHARGE (1)                                                 $   50                  $   30

SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE ACCOUNT VALUE)
     MORTALITY AND EXPENSE RISK CHARGE                                                         1.40%                   1.40%
     ASSET RELATED ADMINISTRATION CHARGE                                                       0.15%                   0.15%
                                                                                             ------                  ------
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES                                                         1.55%                   1.55%
                                                                                             ======                  ======

CHARGES FOR OPTIONAL FEATURES (2)

GUARANTEED MINIMUM DEATH BENEFIT - ANNUAL RESET
(AS A PERCENTAGE OF THE AVERAGE DAILY CONTRACT VALUE INVESTED IN THE PORTFOLIOS)               0.20%                   0.20%

EARNINGS ENHANCEMENT BENEFIT
(AS A PERCENTAGE OF THE AVERAGE DAILY CONTRACT VALUE INVESTED IN THE PORTFOLIOS
AND IN THE FIXED ACCOUNT)                                                                      0.15%                   0.15%

TOTAL WITH ALL OPTIONAL FEATURES                                                               1.90%                   1.90%
                                                                                             ======                  ======

(1) We do not deduct this charge if your contract value is at least $50,000 when the deduction is to be made.

(2)  The optional death benefit riders are described in Section 8 "Death
     Benefit."

The Total Annual Portfolio Expense Table shows the minimum and maximum total operating expenses deducted from portfolio assets that you would have paid as of the end of the fiscal year 12/31/04. Actual expenses in the future may be higher. More detail concerning each individual portfolio company's fees and expenses is contained in the prospectus for each portfolio.


                     TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES                         MINIMUM          MAXIMUM
----------------------------------------------------------------------------------------------------------------
Expenses that are deducted from portfolio assets, including management fees,
distribution (12b-1) fees and other expenses                                            0.51%            2.11%

             SYMETRA SEPARATE ACCOUNT C PORTFOLIO OPERATING EXPENSES
                     (AS A PERCENTAGE OF AVERAGE NET ASSETS)


The Portfolio Operating Expenses Table shows the annual operating expenses separately for each portfolio (also referred to as the fund) for the fiscal year ended December 31, 2004. The table below shows the Total Annual Portfolio Operating Expenses and for those portfolios where a contractual agreement to waive or reimburse all or a portion of the portfolio expenses exists, the Net Total Annual Portfolio Operating Expenses are shown as well. Please see the individual portfolio prospectuses for more detailed information about portfolio expenses.


We have agreements with each of the fund managers that describe the administrative practices and responsibilities of the parties. To the extent it performs services for the fund, Symetra Life may receive an asset based administrative fee from the fund's advisor or distributor. These fees may be up to 0.30% per year and may depend on the amount we have invested in the portfolios. In addition, the funds may make payments to Symetra Life or its affiliates pursuant to a distribution and/or servicing plan adopted by the fund pursuant to Rule 12b-1 under the Investment Company Act of 1940. Such distribution or "12b-1" fees are disclosed in the table below.


                                                                                                                 NET TOTAL ANNUAL
                                                                                                                PORTFOLIO OPERATING
                                                                                TOTAL ANNUAL                       EXPENSES (AFTER
                                                                                 PORTFOLIO      CONTRACTUAL      ANY REIMBURSEMENT
                                      MANAGEMENT  DISTRIBUTION SERVICE  OTHER    OPERATING     EXPENSE WAIVER        AND WAIVER
                                         FEES         (12b-1) FEES     EXPENSES   EXPENSES    OR REIMBURSEMENT       AGREEMENTS)
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Real Estate Fund
  (Series I Shares) (1)                 0.90%            None            0.52%    1.42%           -0.15%(2)           1.27%(2)(3)
AIM V.I. Capital Appreciation Fund
   (Series II Shares) (1)               0.61%            0.25%           0.30%    1.16%               -               1.16%(4)
AIM V.I. Capital Development Fund
  (Series II Shares) (1)                0.75%            0.25%           0.35%    1.35%           -0.01%(2)           1.34%(2)(4)
AIM V.I. International Growth Fund
  (Series II Shares) (1)                0.74%            0.25%           0.40%    1.39%               -               1.39%(4)

American Century Investments
  VP Balanced Fund                      0.90%            None            0.00%    0.90%               -               0.90%
American Century Investments
  VP International Fund                 1.33%            None            0.01%    1.34%               -               1.34%
American Century Investments
  VP Value Fund                         0.95%            None            0.00%    0.95%               -               0.95%
American Century Investments
  VP Ultra(R) Class II Fund             0.90%            0.25%           0.01%    1.16%               -               1.16%
American Century Investments
  VP Large Company Value Class II Fund  0.80%            0.25%           0.00%    1.05%               -               1.05%
American Century VP Inflation
  Protection Bond Class II Fund         0.50%            0.25%           0.00%    0.75%               -               0.75%
The Dreyfus Socially Responsible
  Growth Fund, Inc. - Initial Shares    0.75%            None            0.07%    0.82%               -               0.82%
Dreyfus IP - MidCap Stock Portfolio -
  Initial Shares                        0.75%            None            0.03%    0.78%               -               0.78%
Dreyfus IP - Technology Growth
  Portfolio - Initial Shares            0.75%            None            0.10%    0.85%               -               0.85%
Dreyfus VIF - Appreciation Portfolio -
  Initial Shares                        0.75%            None            0.04%    0.79%               -               0.79%
Dreyfus Stock Index Fund, Inc. -
  Service Shares                        0.25%            0.25%           0.01%    0.51%               -               0.51%

Federated High Income Bond Fund II -
  Primary Shares                        0.60%            0.25%(5)        0.14%    0.99%           -0.25%(6)           0.74%(6)

Fidelity VIP Money Market Portfolio -
  Service Class 2 Shares                0.20%            0.25%           0.10%    0.55%               -               0.55%
Fidelity VIP Equity-Income Portfolio -
  Initial Class Shares                  0.47%            None            0.11%    0.58%           -0.01%(7)           0.57%(7)
Fidelity VIP Growth Portfolio -
  Initial Class Shares                  0.58%            None            0.10%    0.68%           -0.03%(7)           0.65%(7)
Fidelity VIP Contrafund(R) Portfolio -
  Initial Class Shares                  0.57%            None            0.11%    0.68%           -0.02%(7)           0.66%(7)
Fidelity VIP Growth & Income
  Portfolio - Initial Class Shares      0.47%            None            0.13%    0.60%               -               0.60%
Fidelity VIP Mid Cap Portfolio
  Service Class 2 Shares                0.57%            0.25%           0.14%    0.96%           -0.03%(7)           0.93%(7)

Franklin Small-Mid Cap Growth
  Securities Fund - Class 2             0.48%            0.25%(8)        0.29%    1.02%           -0.03%(9)           0.99%(9)
Franklin U.S. Government Fund -
  Class 2                               0.49%(10)        0.25%(8)        0.05%    0.79%               -               0.79%
Franklin Flex Cap Growth
  Securities Fund - Class 2             0.75%            0.25%(8)        0.28%    1.28%(11)       -0.35%(12)          0.93%(12)
Franklin Small Cap Value Securities
  Fund - Class 2                        0.53%            0.25%(8)        0.18%    0.96%           -0.04%(9)           0.92%(9)
Franklin Income Securities Fund -
  Class 2                               0.47%(10)        0.25%(8)        0.02%    0.74%               -               0.74%
Templeton Developing Markets
  Securities Fund - Class 2             1.25%            0.25%           0.29%    1.79%               -               1.79%
Templeton Growth Securities Fund -
  Class 2                               0.79%(10)        0.25%(8)        0.07%    1.11%               -               1.11%
Templeton Global Income Securities
  Fund - Class 2                        0.62%(10)        0.25%           0.16%    1.03%               -               1.03%
Mutual Shares Securities
  Fund - Class 2                        0.60%            0.25%(8)        0.15%    1.00%               -               1.00%

                                                                                                                 NET TOTAL ANNUAL
                                                                                                                PORTFOLIO OPERATING
                                                                                  TOTAL ANNUAL                     EXPENSES (AFTER
                                                                                   PORTFOLIO     CONTRACTUAL     ANY REIMBURSEMENT
                                  MANAGEMENT  DISTRIBUTION SERVICE    OTHER        OPERATING   EXPENSE WAIVER        AND WAIVER
                                     FEES         (12b-1) FEES       EXPENSES       EXPENSES   OR REIMBURSEMENT      AGREEMENTS)
-----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Mid Cap Value Portfolio     0.70%           None          0.55%(13)        1.25%              -                1.25%
JPMorgan International Equity
  Portfolio                          0.60%           None          0.60%(13)        1.20%(14)          -                1.20%

Pioneer Equity Income VCT
  Portfolio - Class II Shares        0.65%           0.25%         0.08%            0.98%              -                0.98%
Pioneer Small Cap Value VCT
  Portfolio - Class II Shares (15)   0.75%           0.25%         0.59%            1.59%          -0.05%               1.54%
Pioneer Emerging Markets VCT
  Portfolio - Class II Shares (15)   1.15%           0.25%         0.71%            2.11%          -0.12%               1.99%
Pioneer Strategic Income VCT
  Portfolio - Class II Shares (15)   0.65%           0.25%         0.39%            1.29%              -                1.29%
Pioneer High Yield VCT
  Portfolio - Class II Shares        0.65%           0.25%         0.14%            1.04%              -                1.04%

PIMCO CommodityRealReturn
  Strategy Portfolio -
  Administrative Shares              0.49%           0.15%         0.94%(16)        1.58%          -0.68%               0.90%(17)
PIMCO All Asset Portfolio -
  Advisor Shares                     0.20%           0.25%         0.88%(16)(18)    1.33%          -0.03%               1.30%


The above portfolio expenses were provided by the portfolios. We have not independently verified the accuracy of the information.

(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2004 and are expressed as a percentage of the Fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Effective January 1, 2005 through June 30, 2006, the advisor has contractually agreed to waive a portion of its advisory fees. The fee waiver reflects this agreement.

(3) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily nets assets for each series portfolio of AIM Variable Insurance Funds except for AIM V.I. High Yield Fund. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest;
     (iii) taxes; (iv) dividend expense of short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to day operations), or items designated as such by the Fund's Board of Trustees; (vi) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation is in effect through April 30, 2006.

(4) The Fund's advisor and/or distributor has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series II shares to 1.45% of average daily nets assets for each series portfolio of AIM Variable Insurance Funds except for AIM V.I. High Yield Fund. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to day operations), or items designated as such by the Fund's Board of Trustees; (vi) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through April 30, 2006.

(5) The Fund's Primary Shares did not pay or accrue the shareholder services fee during the fiscal year ended December 31, 2004. The Fund has no present intention of paying or accruing the shareholder services fee for the Primary Shares during the fiscal year ending December 31, 2005.

(6) The percentages shown are based on expenses for the entire year ended December 31, 2004. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended December 31, 2004.


(7) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been: 0.57% for the Fidelity VIP Equity-Income Portfolio - Initial Class shares; 0.65% for the Fidelity VIP Growth Portfolio - Initial Class shares; 0.66% for the Fidelity VIP Contrafund Portfolio - Initial Class shares; and 0.93% for the Fidelity VIP Mid Cap Portfolio Service Class 2 Shares. These offsets may be discontinued at any time.


(8) While the maximum amount payable under the Fund's class rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Board has set the current rate at 0.25% per year.

(9) The Fund's manager has agreed in advance to reduce its fees from assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Fund's Board of Trustees (Board) and an order of the Securities and Exchange Commission.

(10) The Fund administration fee is paid indirectly through the management fee.

(11) Fund expenses are based on contractual Management fees, maximum current rate of Distribution and service (12b-1) fees and estimated Other expenses.

(12) The manager has agreed in advance to waive or limit its management fees so that the Fund's total expenses do not exceed 0.93%. After May 1, 2006, the manager may end this arrangement at any time.

(13) "Other Expenses" are on expenses incurred in the most recent fiscal year.

(14) Reflects a written agreement pursuant to which JPMorgan Funds Management, Inc. agrees that it will reimburse the Portfolio to the extent total annual operating expenses of the Portfolio's Shares (excluding interest, taxes and extraordinary expenses) exceed 1.20% of its average daily net assets through 4/30/06. In addition, the Portfolio's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.


(15) The expenses in the table above reflect the contractual expense limitation in effect through May 1, 2006 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class I expenses to 1.75% (Pioneer Emerging Markets VCT Portfolio), and 1.25% (Pioneer Small Cap Value VCT Portfolio, Pioneer Small Company VCT Portfolio, and Pioneer Strategic Income VCT Portfolio) of the average daily net assets attributable to Class I shares; the portion of portfolio expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares.

(16) Other Expenses include the administrative fees, interest expense (if any) and organization cost (for new fund).

(17) Includes 1 basis point of interest expense.


(18) This reflects 0.63% of underlying PIMS Fund Expenses as well as 0.25% of Other Expenses. Underlying PIMS Fund Expenses for the Portfolio are estimated based upon an allocation of the Portfolio's assets among the Underlying PIMS Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying PIMS Funds. Underlying PIMS Fund expenses will vary with changes in the expenses of the Underlying PIMS Funds, as well as allocation of the Portfolio's assets, and may be higher or lower than those shown above. PIMCO has contractually agreed, for the Portfolio's current fiscal year, to reduce its Advisory Fee to the extent that the Underlying PIMS Fund Expenses attributable to Advisory and Administrative Fees exceed 0.60%. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

                             EXPLANATION OF EXAMPLES


These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and the portfolio fees and expenses. For purposes of calculating the examples, the maximum annual administration maintenance charge of $50 has been converted to a percentage based on a ratio of the anticipated annual administration maintenance charges collected during the year to the anticipated average net assets. The examples do not reflect premium taxes that may apply depending on the state where you live, and assume no transfers or partial withdrawals. The examples do not take into consideration any fee waiver or expense reimbursement arrangements of the underlying portfolios. If these arrangements were taken into consideration, the expenses shown would be lower. We based annual expenses of the underlying portfolios on data provided by the portfolio companies for the year ended December 31, 2004. We did not independently verify the data provided; but we did prepare the examples.


THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER. THE 5% ANNUAL RETURN ASSUMED IN THE EXAMPLES IS PURELY HYPOTHETICAL. ACTUAL RETURNS (INVESTMENT PERFORMANCE) WILL VARY, AND MAY BE MORE OR LESS THAN 5%.

                         EXAMPLES WITH STANDARD FEATURES

You would pay the following expenses on a $10,000 investment in the contract for the time periods indicated below assuming that your investment has a 5% return each year and that you do not elect either the GMDB - Annual Reset or the EEB.

THE FOLLOWING EXAMPLE ASSUMES THE HIGHEST FEES AND EXPENSES OF ANY OF THE PORTFOLIOS.

IF YOU SURRENDER YOUR CONTRACT AT THE END OF EACH TIME PERIOD


      1 YEAR                  3 YEARS                 5 YEARS               10 YEARS
     --------------------------------------------------------------------------------
      $ 1,019                 $ 1,810                 $ 2,428               $  4,016


IF THE CONTRACT IS NOT SURRENDERED OR IS ANNUITIZED


      1 YEAR                  3 YEARS                 5 YEARS               10 YEARS
     --------------------------------------------------------------------------------
      $ 382                   $ 1,159                 $ 1,953               $  4,016


THE FOLLOWING EXAMPLE ASSUMES THE LOWEST FEES AND EXPENSES OF ANY OF THE PORTFOLIOS.

IF YOU SURRENDER YOUR CONTRACT AT THE END OF EACH TIME PERIOD


      1 YEAR                  3 YEARS                 5 YEARS               10 YEARS
     --------------------------------------------------------------------------------
      $ 860                   $ 1,339                 $ 1,640               $  2,413


IF THE CONTRACT IS NOT SURRENDERED OR IS ANNUITIZED


      1 YEAR                  3 YEARS                 5 YEARS               10 YEARS
     --------------------------------------------------------------------------------
      $ 212                   $ 654                   $ 1,121               $ 2,413

                EXAMPLES WITH EARNINGS ENHANCEMENT BENEFIT RIDER

You would pay the following expenses on a $10,000 investment in the contract for the time periods indicated below assuming that you elected the EEB but not the GMDB - Annual Reset and that your investment has a 5% return each year.

THE FOLLOWING EXAMPLE ASSUMES THE HIGHEST FEES AND EXPENSES OF ANY OF THE PORTFOLIOS.

IF YOU SURRENDER YOUR CONTRACT AT THE END OF EACH TIME PERIOD


      1 YEAR                  3 YEARS                 5 YEARS               10 YEARS
     --------------------------------------------------------------------------------
      $ 1,033                 $ 1,849                 $ 2,493               $  4,140


IF THE CONTRACT IS NOT SURRENDERED OR IS ANNUITIZED


      1 YEAR                  3 YEARS                 5 YEARS               10 YEARS
     --------------------------------------------------------------------------------
      $ 397                   $ 1,201                 $ 2,021               $  4,140


THE FOLLOWING EXAMPLE ASSUMES THE LOWEST FEES AND EXPENSES OF ANY OF THE PORTFOLIOS.

IF YOU SURRENDER YOUR CONTRACT AT THE END OF EACH TIME PERIOD


      1 YEAR                  3 YEARS                 5 YEARS               10 YEARS
     --------------------------------------------------------------------------------
      $ 874                   $ 1,382                 $ 1,712               $  2,566


IF THE CONTRACT IS NOT SURRENDERED OR IS ANNUITIZED


      1 YEAR                  3 YEARS                 5 YEARS               10 YEARS
     --------------------------------------------------------------------------------
      $ 227                   $  699                  $ 1,198               $  2,566


       EXAMPLES WITH GUARANTEED MINIMUM DEATH BENEFIT - ANNUAL RESET RIDER

You would pay the following expenses on a $10,000 investment in the contract for the time periods indicated below, assuming that you elected the GMDB - Annual Reset but not the EEB and that your investment has a 5% return each year.

THE FOLLOWING EXAMPLE ASSUMES THE HIGHEST FEES AND EXPENSES OF ANY OF THE PORTFOLIOS.

IF YOU SURRENDER YOUR CONTRACT AT THE END OF EACH TIME PERIOD


      1 YEAR                  3 YEARS                 5 YEARS               10 YEARS
     --------------------------------------------------------------------------------
      $ 1,037                 $ 1,862                 $ 2,514               $  4,181


IF THE CONTRACT IS NOT SURRENDERED OR IS ANNUITIZED


      1 YEAR                  3 YEARS                 5 YEARS               10 YEARS
     --------------------------------------------------------------------------------
      $ 401                   $ 1,215                 $ 2,044               $  4,181


THE FOLLOWING EXAMPLE ASSUMES THE LOWEST FEES AND EXPENSES OF ANY OF THE PORTFOLIOS.

IF YOU SURRENDER YOUR CONTRACT AT THE END OF EACH TIME PERIOD


      1 YEAR                  3 YEARS                 5 YEARS               10 YEARS
     --------------------------------------------------------------------------------
      $ 879                   $ 1,396                 $ 1,736               $  2,617


IF THE CONTRACT IS NOT SURRENDERED OR IS ANNUITIZED


      1 YEAR                  3 YEARS                 5 YEARS               10 YEARS
     --------------------------------------------------------------------------------
      $ 232                   $  714                  $ 1,223               $  2,617

   EXAMPLES WITH GUARANTEED MINIMUM DEATH BENEFIT - ANNUAL RESET AND EARNINGS
                            ENHANCEMENT BENEFIT RIDER

You would pay the following expenses on a $10,000 investment in the contract for the time periods indicated below assuming that you elected GMDB - Annual Reset and EEB and that your investment has a 5% return each year.

THE FOLLOWING EXAMPLE ASSUMES THE HIGHEST FEES AND EXPENSES OF ANY OF THE PORTFOLIOS.

IF YOU SURRENDER YOUR CONTRACT AT THE END OF EACH TIME PERIOD


      1 YEAR                  3 YEARS                 5 YEARS               10 YEARS
     --------------------------------------------------------------------------------
      $ 1,051                 $ 1,901                 $ 2,578               $  4,303


IF THE CONTRACT IS NOT SURRENDERED OR IS ANNUITIZED


      1 YEAR                  3 YEARS                 5 YEARS               10 YEARS
     --------------------------------------------------------------------------------
      $ 416                   $ 1,257                 $ 2,111               $  4,303


THE FOLLOWING EXAMPLE ASSUMES THE LOWEST FEES AND EXPENSES OF ANY OF THE PORTFOLIOS.

IF YOU SURRENDER YOUR CONTRACT AT THE END OF EACH TIME PERIOD


      1 YEAR                  3 YEARS                 5 YEARS               10 YEARS
     --------------------------------------------------------------------------------
      $ 893                   $ 1,438                 $ 1,807               $ 2,767


IF THE CONTRACT IS NOT SURRENDERED OR IS ANNUITIZED


      1 YEAR                  3 YEARS                 5 YEARS               10 YEARS
     --------------------------------------------------------------------------------
      $ 247                   $  760                  $ 1,298               $  2,767


Different fees may be imposed during the income phase. Please see Section 5 - Charges & Expenses for a more detailed description.

                         CONDENSED FINANCIAL INFORMATION

    Since sales began in January of 2005, there is no Accumulation Unit value history available for Appendix B.

1. THE ANNUITY CONTRACT

This prospectus describes a variable annuity contract offered by Symetra Life.

The annuity contract is an agreement between Symetra Life and you, the owner, where we promise to pay an income in the form of annuity payments, beginning on a date you select, or a death benefit. When you are investing money, your contract is in the accumulation phase. Once you begin receiving annuity payments, your contract is in the income phase.

Contracts owned by or for individuals generally benefit from tax deferral under the Internal Revenue Code of 1986, as amended ("Code"). You can change your investment allocation or transfer between investment options without paying tax on contract earnings until you take money out.

The contract is called a variable annuity because you can choose among the available variable investment portfolios in which you can make or lose money depending upon market conditions. The investment performance of the portfolio(s) you select affects the value of your contract and the amount of any variable annuity payments.

The contract also has a fixed account which earns interest at a rate set and guaranteed by us. The annual effective interest rate credited to a purchase payment will never be less than the rate guaranteed in your contract and is guaranteed for at least 12 months. The total interest credited to you in the fixed account affects the value of your contract. Unlike variable annuity payments, fixed annuity payments are not affected by the investment performance of the portfolios.

OWNER

The owner ("you") is as shown on the contract application, unless changed. You, as the owner, may exercise all ownership rights under the contract.

The contract can be owned by joint owners. Each joint owner has equal ownership rights and must exercise those rights jointly. An owner who is a non-natural person such as a corporation or trust, may not name a joint owner.

Use care when naming joint owners, and beneficiaries, and consult your agent or other advisor if you have questions.

ANNUITANT

The annuitant(s) is/are the person(s) on whose life/lives annuity payments are based. You are the annuitant unless you designate someone else before switching to the income phase. Owners who are non-natural persons (e.g., corporations or trusts) may not change the annuitant.

BENEFICIARY

The beneficiary is the person or entity that is entitled to receive a benefit as described in Section 8 - Death Benefit. You initially name the beneficiary on your contract application.

ASSIGNMENT

You can assign the contract however, the new owner can not be older than the maximum issue age on the contract date. Assignments may result in current taxation and, if you are under age 59 1/2, a 10% tax penalty. Assignments are effective when we receive and acknowledge them. We are not liable for payments made prior to receipt of an effective assignment. We are not responsible for the validity of any assignments, tax consequences, or actions we may take based on an assignment later determined to be invalid.

If your contract is an Individual Retirement Annuity ("IRA") or otherwise tax-qualified, your ability to assign the contract may be limited.

2. ANNUITY PAYMENTS (INCOME PHASE)


You can switch to the income phase at any time after the contract has been in effect for one year (five years for the Payments Based on a Number of Years annuity option) by notifying us in writing at least 30 days prior to the date that you want annuity payments to begin. However, the income phase will start no later than the maximum annuitization age shown on your contract or earlier if required by law and certain restrictions may apply under some retirement plans. During the income phase, the payee (you or someone you choose) will receive annuity payments beginning on the annuity date. You may select or change an annuity option at any time prior to switching to the income phase. Some retirement plans and/or contract versions require that the annuitant be the owner and payee once annuity payments begin.


Switching to the income phase is irrevocable. Once you begin receiving annuity payments, you cannot switch back to the accumulation phase. During the income phase, you cannot add purchase payments, change or add an annuitant, change the annuity option, or change between fixed and variable annuity payments. If you transfer the right to receive annuity payments to someone else, there may be gift and income tax consequences.

Annuity payments will begin on the earlier of:

   - the first available payment date after you elect to begin annuity payments;

   -  the latest annuity date specified in your contract; or

   -  a different annuity date if required by law.

You can choose whether annuity payments will be made on a fixed basis, variable basis, or both. If the amount applied to an annuity option is less than $5,000, we may pay you in a lump sum where permitted by state law. You can choose one of the options listed below or any other option you want and that we agree to provide. Life annuity options (the first three options) convert accumulation units to annuity units on the date you switch to the income phase. Once annuity payments under a life annuity option are started, they cannot be exchanged for a lump sum. See the Statement of Additional Information (SAI) for additional information.

The amount of each annuity payment depends on many factors including the guarantees, if any, under the annuity option you choose, the frequency of annuity payments, the investment performance if you choose variable annuity payments, the annuitant's age at the time you switch to the income phase and under some contracts, the annuitant's sex. If you choose a life annuity option, the number of annuity payments the payee receives depends on how long the annuitant actually lives, not the annuitant's life expectancy.

     LIFE ANNUITY. The payee receives monthly annuity payments as long as the annuitant is living. Annuity payments stop when the annuitant dies. If the annuitant has a shorter than expected life, then fewer annuity payments will be made.

     LIFE ANNUITY WITH GUARANTEED PERIOD. The payee receives monthly annuity payments for the longer of the annuitant's life or a guaranteed period of five or more years, as selected by you and agreed to by us. If the annuitant dies before all guaranteed payments have been made, the rest will be made to the payee designated by the owner. Annuity payments stop on the later of the date the annuitant dies or the date the last guaranteed payment is made. The amount of the annuity payments may be affected by the length of the guaranteed period you select. A shorter guaranteed period may result in higher annuity payments during the annuitant's life and fewer or no remaining guaranteed payments to the beneficiary.

     JOINT AND SURVIVOR LIFE ANNUITY. The payee receives monthly annuity payments as long as the annuitant is living. After the annuitant dies, the payee receives a specified percentage of each annuity payment as long as the second annuitant is living. Annuity payments stop the later of the date the annuitant dies or the date the second annuitant dies. You name the second annuitant and payment percentage at the time you elect this option. Choosing a lower percentage amount to be paid after the death of the annuitant and while the second annuitant is living results in higher payments while both annuitants are living.

     PAYMENTS BASED ON A NUMBER OF YEARS. This annuity option is only available after the fifth contract year and if your contract value is $25,000 or more at the time this option is selected. The payee receives annuity payments based on a number of years as selected by you and agreed to by us. You must select a period of at least five years. You may select monthly, quarterly, or annual annuity payments. In general, your contract value is amortized over a specific term and accumulation units and/or the value of the fixed account is liquidated as each payment is made. Therefore, each annuity payment reduces the number of accumulation units and/or value of the fixed account. Please see the SAI for a more detailed discussion of how this annuity option is calculated. Annuity payments continue until the entire value in the portfolios and/or fixed account has been paid out. You can stop these annuity payments at any time and receive a lump sum equal to the remaining contract value. There may be tax consequences and penalties for stopping these annuity payments. However, this feature may be important to you if you do not have other sources of funds for emergencies or other financial needs that may arise. This option does not promise to make payments for the annuitant's life. If the owner dies before all annuity payments have been made, we will pay a death benefit equal to the contract value as of the date we receive proof of death and the beneficiary election form. See Section 8 - Death Benefit for more information.

If you do not choose an annuity option at least 30 days before the latest annuity date specified in your contract, we will make annuity payments under the Payments Based on a Number of Years annuity option unless your contract states otherwise. The number of years will be equal to the annuitant's life expectancy. If your contract value is less than $25,000, we will make annuity payments under the Life Annuity with Guaranteed Period using a guaranteed period of 10 years.

We reserve the right to change the payment frequency if payment amounts would be less than $250. You may elect to have payments delivered by mail or electronically transferred to a bank account.

We may require proof of age or sex before beginning annuity payments that are based on life or life expectancy. If the age or sex of any annuitant has been misstated, annuity payments will be based on the corrected information. Underpayments will be made up in a lump sum with the next scheduled payment. Overpayments will be deducted from future payments until the total is repaid. We may require evidence satisfactory to us that an annuitant is living before we make any payment.

Any portion of annuity payments based on investment in the portfolios will vary in amount depending on investment performance. Unless you tell us otherwise, annuity payments will be based on the investment allocations in place on the date you switch to the income phase.

If you choose to have any portion of annuity payments based on investment in the portfolios, the dollar amount of each payment will depend on:

   - the value of your contract in the portfolios as of the first close of the New York Stock Exchange ("NYSE") on or after the 15th day of the month preceding the annuity date;

   -  an assumed investment return; and

   -  the investment performance of the portfolios you selected.

If actual investment performance of the portfolios exceeds the assumed investment return (4% annually), the value of annuity units increases and the next variable annuity payment will be larger. Similarly, if the actual investment performance is less than the assumed investment return, the value of annuity units decreases and the next variable annuity payment will be smaller. Under any variable annuity option, actual investment performance of the portfolios may affect the amount of annuity payments.

CHANGING PORTFOLIOS DURING THE INCOME PHASE

After you switch to the income phase, you may request to change portfolio elections only once a month. Transfers are not allowed to or from the fixed account. Changes will affect the number of units used to calculate annuity payments. See the SAI for more information.

3. PURCHASE

PURCHASE PAYMENTS

A purchase payment is the money you give us to buy the contract, plus any additional money you invest in the contract after you own it. You can purchase a contract with a minimum initial investment of $10,000. Additional purchase payments of $1,000 or more may be added at anytime during the accumulation phase. Any purchase payment in excess of $1 million requires our prior approval.

Your initial purchase payment is normally credited to you within two business days of our receipt. If your initial purchase payment is not accompanied by all the information we need to issue your contract, we will contact you to get it. If we cannot get all the required information within five business days, we will either return your purchase payment or get your permission to keep it until we have received the necessary information. In most situations, your contract date is the date your initial purchase payment and all required information are received at Symetra Life. If your initial purchase payment is received at Symetra Life after the close of the NYSE and you have allocated 100% to the portfolios, your contract date will be the next regular business day.

We reserve the right to refuse any application or purchase payment. If we refuse a purchase payment, we will return it to you within five business days.

ALLOCATION OF PURCHASE PAYMENTS

You tell us how to apply your initial purchase payment by specifying your desired allocation on the contract application. Unless you tell us otherwise, subsequent purchase payments will be allocated in the same proportion as your most recent purchase payment (unless that was a purchase payment you directed us to allocate on a one-time-only basis). You may change the way subsequent purchase payments are allocated by providing us with written instructions, by telephoning us, or, if available, electronically by the Internet if we have your written authorization to accept telephone or Internet instructions. See "Transfers" as discussed in Section 4.


Once we receive a purchase payment, the portion to be allocated to the fixed account is credited as of the day it is received. The portion to be allocated to the subaccounts is effective and valued as of the next close of the NYSE. This is usually 4:00 p.m. eastern time. If for any reason the NYSE is closed when we receive your purchase payment, it will be valued as of the close of the NYSE on its next regular business day. Processing of purchase payments may be delayed by circumstances outside our control - e.g., if your registered representative does not forward applications or purchase payments to us promptly. In addition, if your purchase payment is received without the necessary information we need to process it, processing delays will occur as we attempt to contact you to get the necessary information. If we cannot get all the required information within five business days, we will return your purchase payment. In addition, if you allocate money to a portfolio that is no longer available, we will apply that portion of your premium to the Fidelity VIP Money Market Portfolio and attempt to contact you for new allocation instructions.


ACCUMULATION UNITS

The value of the variable portion of your contract will go up or down depending upon the investment performance of the portfolio(s) you choose. In order to keep track of this we use a unit of measure called an accumulation unit, which works like a share of a mutual fund. During the income phase, we call the units of measure annuity units.

We calculate the value of an accumulation unit for each subaccount as of the time the NYSE closes each day. To determine the current accumulation unit value, we take the prior day's accumulation unit value and multiply it by the Net Investment Factor for the current day.

The Net Investment Factor is used to measure the daily change in accumulation unit value for each portfolio. The Net Investment Factor equals:

   - the net asset value per share of a portfolio at the end of the current day plus the per share amount of any dividend or income distributions made by the portfolio that day; divided by

   - the net asset value per share of a portfolio at the end of the prior day plus the per share amount of any dividend or income distributions made by the portfolio that day, minus

   - the daily insurance charges expressed as a percentage of the total net assets of the portfolio.

The value of an accumulation unit will usually go up or down from day to day.

When you make purchase payments or transfers into a subaccount, we credit your contract with accumulation units. Similarly, when you request a withdrawal or a transfer of money from a subaccount, accumulation units are liquidated. In either case, the increase or decrease in the number of your accumulation units is determined by taking the amount of the purchase payment, transfer, or withdrawal and dividing it by the value of an accumulation unit on the date the transaction occurs.

     EXAMPLE: Assume that on Monday we receive a $1,000 purchase payment from you before the NYSE closes. You have told us you want this to go to the Fidelity VIP Growth Portfolio. When the NYSE closes on that Monday, we determine that the value of an accumulation unit for the Fidelity VIP Growth Portfolio is $34.12. We then divide $1,000 by $34.12 and credit your contract on Monday night with 29.31 accumulation units for the Fidelity VIP Growth Portfolio.

RIGHT TO EXAMINE


You may cancel the contract without charge by returning it to us or to your Symetra Life registered representative within the period stated on the front page of your contract. This period will be at least 10 days (longer in some states). You will receive your contract value, a return of purchase payments, or the greater of the two depending on state requirements or if your contract is an IRA or Roth IRA. Contract value may be more or less than purchase payments. When we are required to guarantee a return of purchase payments, we will apply amounts designated for the portfolios to the Money Market Portfolio until the contract is 15 days old (or 30 days in those states where a 30 day period is required). These amounts will then be allocated in the manner you selected unless you have canceled the contract.

4. INVESTMENT OPTIONS

VARIABLE INVESTMENT OPTIONS

The following portfolios are currently offered to contract owners through the divisions (or "subaccounts") of the Separate Account. Each subaccount invests exclusively in a particular portfolio. The portfolios are not offered directly to the public, but are available to life insurance companies as investment options for variable annuity and variable life insurance contracts.

The name, investment objective, and investment adviser of the portfolios offered under this contract are listed below. There is no assurance that any of the portfolios will achieve their stated objective. You can find more detailed information about the portfolios, including a description of risks and expenses, in the prospectuses for the portfolios, which can be obtained without charge by contacting our home office. You should read those prospectuses carefully before investing. The portfolio information below was provided by the portfolios. We have not independently verified the accuracy of the information.

          PORTFOLIO NAME                                INVESTMENT OBJECTIVE                            INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS

AIM V.I. Real Estate Fund (Series I     Long-Term growth of capital.                            A I M Advisors, Inc.
shares)                                                                                         Subadvisor: INVESCO Institutional
                                                                                                (N.A.), Inc.

AIM V.I. Capital Appreciation Fund      Growth of capital.                                      A I M Advisors, Inc.
(Series II shares)

AIM V.I. Capital Development Fund       Long-Term growth of capital.                            A I M Advisors, Inc.
(Series II shares)

AIM V.I. International Growth Fund      Long-Term growth of capital.                            A I M Advisors, Inc.
(Series II shares)

AMERICAN CENTURY VARIABLE PORTFOLIOS,
INC.

American Century Investments VP         The fund seeks long-term capital growth and current     American Century Investment
Balanced Fund                           income by investing approximately 60% of its assets     Management, Inc.
                                        in equity securities and the remainder in bonds and
                                        other fixed-income securities. In selecting stocks for
                                        the equity portion of VP Balanced, the fund managers
                                        select primarily from the largest 1,500 publicly
                                        traded U.S. companies. The fixed-income portion of the
                                        fund is invested in a diversified portfolio of
                                        high-grade securities.

American Century Investments VP         The fund seeks capital growth. The fund managers        American Century Investment
International Fund                      look for stocks of growing foreign companies. The       Management, Inc.
                                        investment strategy of this fund is based on the
                                        belief that, over the long term, stocks of companies
                                        with earnings and revenue growth have a
                                        greater-than-average chance to increase in value.

American Century Investments VP         This fund seeks long-term capital growth. Income is a   American Century Investment
Value Fund                              secondary objective. In selecting stocks for VP Value,  Management, Inc.
                                        the fund managers look for companies whose stock price
                                        may not reflect the companies' value. The managers
                                        attempt to purchase the stocks of these undervalued
                                        companies and hold them until their stock price has
                                        increased to, or is higher than, a level the managers
                                        believe more accurately reflects the fair value of the
                                        company.

American Century Investments VP         The fund seeks long-term capital growth. The fund       American Century Investment
Ultra(R) Class II Fund                  looks for common stocks of growing companies. The       Management, Inc.
                                        basis of the strategy used by this fund is that, over
                                        the long term, stocks of companies with earnings and
                                        revenue growth have a greater-than-average chance to
                                        increase in value.

American Century Investments VP Large   This fund seeks long-term capital growth. Income is a   American Century Investment
Company Value Class II Fund             secondary objective. In selecting stocks for VP Large   Management, Inc.
                                        Company Value, the fund managers look for companies
                                        whose stock price may not reflect the companies'
                                        value The managers attempt to purchase the stocks of
                                        these undervalued companies and hold them until their
                                        stock price has increased to, or is higher than, a
                                        level the managers believe more accurately reflects
                                        the fair value of the company.

American Century Investments VP         VP Inflation Protection pursues long-term total         American Century Investment
Inflation Protection Bond Class II      return using a strategy that seeks to protect against   Management, Inc.
Fund                                    U.S. inflation. The fund invests in debt securities
                                        issued by the U.S. government, its agencies and
                                        instrumentalities, and is designed to protect
                                        investors from a loss of value due to inflation. The
                                        fund also may invest in debt securities issued by
                                        corporations or other non-U.S. government issuers. The
                                        fund is subject to moderate interest rate risk and low
                                        credit risk.

          PORTFOLIO NAME                                INVESTMENT OBJECTIVE                            INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS
("DREYFUS IP")

Dreyfus IP - MidCap Stock Portfolio -   The portfolio seeks investment results that are         The Dreyfus Corporation
Initial Shares                          greater than the total return performance of publicly
                                        traded common stocks of medium size domestic companies
                                        in the aggregate, as represented by the Standard &
                                        Poor's MidCap 400(R) Index ("S&P 400"). To pursue this
                                        goal, the portfolio normally invests at least 80% of
                                        its assets in stocks of mid-size companies.

Dreyfus IP - Technology Growth          The portfolio seeks capital appreciation. To pursue     The Dreyfus Corporation
Portfolio - Initial Shares              this goal, the portfolio normally invests at least 80%
                                        of its assets in the stocks of growth companies of any
                                        size that Dreyfus believes to be leading producers or
                                        beneficiaries of technological innovation.

THE DREYFUS SOCIALLY RESPONSIBLE
GROWTH FUND, INC. - INITIAL SHARES

The Dreyfus Socially Responsible        The fund seeks to provide capital growth, with current  The Dreyfus Corporation
Growth Fund, Inc. - Initial Shares      income as a secondary goal. To pursue these goals, the
                                        fund, under normal circumstances, invests at least 80%
                                        of its assets in the common stocks of companies that,
                                        in the opinion of the fund's management, meet
                                        traditional investment standards and conduct their
                                        business in a manner that contributes to the
                                        enhancement of the quality of life in America.

DREYFUS VARIABLE INVESTMENT FUND
("DREYFUS VIF")

Dreyfus VIF - Appreciation Portfolio -  The portfolio seeks long-term capital growth            The Dreyfus Corporation
Initial Shares                          consistent with the preservation of capital. Its        Sub-Advised by Fayez Sarofim & Co.
                                        secondary goal is current income. To pursue these
                                        goals, the portfolio invests at least 80% of its
                                        assets in common stocks. The portfolio focuses on
                                        "blue chip" companies with total market
                                        capitalizations of more than $5 billion at the time of
                                        purchase, including multinational companies.

Dreyfus Stock Index Fund, Inc. -        The fund seeks to match the total return of the         The Dreyfus Corporation
Service Shares                          Standard & Poor's 500 Composite Stock Price Index.      Mellon Equity Associates serves as
                                        To pursue this goal, the fund generally invests in all  the fund's index fund manager
                                        500 stocks in the S&P 500(R) in proportion to their
                                        weighting in the index.

FEDERATED INSURANCE SERIES

Federated High Income Bond Fund II      The Fund's investment objective is to seek high         Federated Investment Management
                                        current income. The Fund pursues its investment         Company
                                        objective by investing primarily in a diversified
                                        portfolio of high-yield, lower-rated corporate bonds
                                        (also known as "junk bonds"). The fund may invest in
                                        derivative contracts to implement its investment
                                        strategies.

FIDELITY(R) VARIABLE INSURANCE
PRODUCTS

Fidelity VIP Growth Portfolio           Fidelity VIP Growth Portfolio seeks to achieve capital  Fidelity Management & Research
                                        appreciation.                                           Company

Fidelity VIP Contrafund(R) Portfolio    Fidelity VIP Contrafund(R) Portfolio seeks long-term    Fidelity Management & Research
                                        capital appreciation.                                   Company

Fidelity VIP Growth & Income Portfolio  Fidelity VIP Growth & Income Portfolio seeks high       Fidelity Management & Research
                                        total return through a combination of current income    Company
                                        and capital appreciation.

Fidelity VIP Equity-Income Portfolio    Fidelity VIP Equity-Income Portfolio seeks reasonable   Fidelity Management & Research
                                        income by investing primarily in income-producing       Company
                                        equity securities. In choosing these securities, the
                                        fund will also consider the potential for capital
                                        appreciation. The fund's goal is to achieve a yield
                                        which exceeds the composite yield on the securities
                                        comprising the S&P 500.

Fidelity VIP Money Market Portfolio     Fidelity VIP Money Market Portfolio seeks as high a     Fidelity Management & Research
                                        level of current income as is consistent with           Company
                                        preservation of capital and liquidity by investing in
                                        money market instruments.

Fidelity VIP Mid Cap Portfolio          Fidelity VIP Mid Cap Portfolio seeks long-term          Fidelity Management & Research
                                        growth of capital.                                      Company

          PORTFOLIO NAME                                INVESTMENT OBJECTIVE                            INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST

Franklin Small-Mid Cap Growth           Seeks long-term capital growth. The Fund normally       Franklin Advisers, Inc.
Securities Fund - Class 2               invests at least 80% of its net assets in investments
                                        of small capitalization (small cap) and mid
                                        capitalization (mid cap) companies. For this Fund,
                                        small-cap companies are those with market
                                        capitalization values not exceeding $1.5 billion or
                                        the highest market capitalization value in the Russell
                                        2000(R) Index, whichever is greater, at the time of
                                        purchase; and mid cap companies are companies with
                                        market capitalization values not exceeding $8.5
                                        billion, at the time of purchase.

Franklin U.S. Government Fund -         Seeks income. The Fund normally invests at least 80%    Franklin Advisers, Inc.
Class 2                                 of its net assets in U.S. government securities,
                                        primarily fixed and variable rate mortgage-backed
                                        securities.

Franklin Income Securities Fund -       Seeks to maximize income while maintaining              Franklin Advisers, Inc.
Class 2                                 prospects for capital appreciation. The Fund normally
                                        may invest in both debt and equity securities,
                                        including corporate, foreign and U.S. Treasury bonds
                                        and stocks.

Franklin Flex Cap Growth Securities     Seeks capital appreciation. The Fund normally invests   Franklin Advisers, Inc.
Fund - Class 2                          primarily in equity securities of companies that the
                                        manager believes have the potential for capital
                                        appreciation.

Franklin Small Cap Value Securities     Seeks long-term total return. The Fund normally         Franklin Advisory Services, LLC
Fund - Class 2                          invests at least 80% of its net assets in investments
                                        of small capitalization companies, and invests
                                        primarily to predominantly in equity securities. For
                                        this Fund, small-capitalization companies are those
                                        with market capitalization values not exceeding $2.5
                                        billion, at the time of purchase.

Mutual Shares Securities Fund -         Seeks capital appreciation, with income as a secondary  Franklin Mutual Advisers, LLC
Class 2                                 goal. The Fund normally invests mainly in U.S. equity
                                        securities, and substantially in undervalued stocks,
                                        risk arbitrage securities and distressed companies.

Templeton Developing Markets            Seeks long-term capital appreciation. The Fund          Templeton Asset Management Ltd.
Securities Fund - Class 2               normally invests at least 80% of its net assets in
                                        emerging market investments, and invests primarily to
                                        predominantly in equity securities.

Templeton Growth Securities Fund -      Seeks long-term capital growth. The Fund normally       Templeton Global Advisors Limited
Class 2                                 invests mainly in equity securities of companies        The Fund's sub-advisor, under an
                                        located anywhere in the world, including those in the   agreement with  Templeton Global
                                        U.S. and in emerging markets.                           Advisors, Limited is Templeton
                                                                                                Asset Management Ltd.

Templeton Global Income Securities      Seeks high current income, consistent with              Franklin Advisers, Inc.
Fund - Class 2                          preservation of capital, with capital appreciation as
                                        a secondary consideration. The Fund normally invests
                                        mainly in debt securities of governments and their
                                        political subdivisions and agencies, supranational
                                        organizations and companies located anywhere in the
                                        world, including emerging markets.

J.P. MORGAN SERIES II TRUST

JPMorgan Mid Cap Value Portfolio        The Portfolio seeks growth from capital appreciation.   J.P. Morgan Investment Management
                                        Under normal circumstances, the Portfolio invests at    Inc., a subsidiary of JPMorgan
                                        least 80% of its assets (net assets plus the amount of  Chase & Co.
                                        borrowings for investment purposes) in equity
                                        securities of mid cap companies.

JPMorgan International Equity           The Portfolio seeks to provide high total return from   J.P. Morgan Investment Management
Portfolio                               a portfolio of equity securities of foreign companies.  Inc., a subsidiary of JPMorgan
                                        Under normal circumstances, the Portfolio invests at    Chase & Co.
                                        least 80% of its assets (net assets plus the amount
                                        of borrowings for investment purposes) in equity
                                        investments.

PIONEER VARIABLE CONTRACTS TRUST

Pioneer Equity Income VCT Portfolio -   Current income and long-term growth of capital from     Pioneer Investment Management, Inc.
Class II Shares                         a portfolio consisting primarily of income producing
                                        equity securities of U.S. corporations.

Pioneer Small Cap Value VCT Portfolio   Capital growth by investing in a diversified portfolio  Pioneer Investment Management, Inc.
- Class II Shares                       of securities consisting primarily of common stocks.

Pioneer Emerging Markets VCT Portfolio  Long-term growth of capital.                            Pioneer Investment Management, Inc.
- Class II Shares

          PORTFOLIO NAME                                INVESTMENT OBJECTIVE                            INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
Pioneer Strategic Income VCT Portfolio  A high level of current income.                         Pioneer Investment Management, Inc.
- Class II Shares

Pioneer High Yield VCT Portfolio -      Maximize total return through a combination of          Pioneer Investment Management, Inc.
Class II Shares                         income and capital appreciation.

PIMCO VARIABLE INSURANCE TRUST

PIMCO CommodityRealReturn               Seeks maximum real return consistent with prudent       Pacific Investment Management
Strategy Portfolio                      investment management.                                  Company LLC

PIMCO All Asset Portfolio               Seeks maximum real return consistent with               Pacific Investment Management
                                        preservation of real capital and prudent investment     Company LLC
                                        management.

In addition to the Separate Account, the portfolios may sell shares to other separate investment accounts established by us or by other insurance companies to support variable annuity contracts and variable life insurance contracts or qualified retirement plans. It is possible that, in the future, material conflicts could arise as a result of companies or plans sharing investments in the same portfolio. For more information about the risks associated with the use of the same funding vehicle for both variable annuity and variable life insurance contracts of various insurance companies and/or qualified retirement plans, see the prospectuses of the portfolios that accompany this prospectus or that are available upon request.

The investment performance for the portfolios may differ substantially from publicly traded mutual funds with similar names and objectives. There can be no assurance, and we make no representation that the investment performance of the portfolios will be comparable to any other portfolio, even those with the same investment objectives and policies and advisor or manager.

We may receive payments or revenues from some or all of the portfolios or their investment advisors, administrators, and/or distributors (or their affiliates) in connection with administrative or other services provided with respect to the portfolios. The amounts we receive, if any, may be different for different portfolios, and may depend on how much of our contract value is invested in the applicable portfolios.

CHANGES TO THE INVESTMENT OPTIONS

We reserve the right to add, combine, restrict, or remove any portfolio as an investment option under your contract. If any shares of the portfolios are no longer available, or if in our view no longer meet the purpose of the contract, it may be necessary to substitute shares of another portfolio. New or substitute portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. It may also be necessary to close portfolios to allocations of new purchase payments by existing or new contract owners and we reserve the right to do so at any time and in our discretion. We will seek prior approval of the SEC (to the extent required by law) and give you notice before making any changes to the investment options.

VOTING RIGHTS

Symetra life is the legal owner of the portfolios' shares. However, when a portfolio solicits proxies in connection with a shareholder vote, we are required to ask you for instructions as to how to vote those shares. The portfolio shares are voted in accordance with the instructions we receive from you. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

We may, if required by regulatory officials, disregard contract owners' voting instructions if such instructions would require us to vote the shares so as to cause a change in sub-classification or investment objectives of one or more of the portfolios, or to approve or disapprove an investment advisory agreement. In addition, we may under certain circumstances disregard voting instructions that would require changes in the investment policy or investment advisor of a portfolio, provided that we reasonably disapprove of such changes in accordance with applicable regulations. If we ever disregard voting instructions, contract owners will be advised of that action and of our reasons for doing so in our next report to contract owners.

You have no voting rights with respect to values in the fixed account.

FIXED ACCOUNT


The contract also offers a fixed account which credits interest rates that are set and guaranteed by Symetra Life. At the time you purchase the contract, you can choose to allocate your purchase payment to any of the following Initial Guaranteed Interest Periods: 1-year, 3-year and 5-year. Different interest rates may apply to each of the initial guaranteed periods. No future deposits or transfers may be made to the 3-year and 5-year Initial Guaranteed Interest Periods. A minimum deposit of $1,000 is necessary for the 3- and 5-year Initial Guaranteed Interest Periods.


Each purchase payment will be credited with the interest rate established for the date that we receive the purchase payment. This rate will apply to the purchase payment on the date we receive it and continue for the guaranteed period chosen. If you make additional purchase payments, each will be credited with the applicable interest rate from the date we receive it to the end of the guaranteed period.

Once the guaranteed period is over, we can adjust the interest rate. Adjusted rates will apply to purchase payments and their credited interest for at least 12 months, when the rate can be adjusted again.

In the first contract year, additional interest will be credited to purchase payments allocated to the fixed account if the initial purchase payment is greater than $100,000. If you make additional purchase payments, each will be credited with the applicable additional interest from the date we receive it to the end of the first contract year. If a purchase payment brings the total purchase payments to an amount greater than $100,000, the additional interest will be credited from the date we receive that purchase payment to the end of the first contract year.

Also, if your initial purchase payment is greater than $100,000, you can choose a 6-month or 12-month dollar cost averaging term which will be credited with additional interest. You must elect this option at the time of purchase. The amount allocated to the dollar cost averaging term will be credited additional interest from the date we receive the initial purchase payment to the end of the term chosen.

Different interest rates may apply to each of your purchase payments depending on the interest rate established for the date we receive the purchase payment and any subsequent rate adjustments. Annual effective interest rates will never be less than the rate guaranteed in your contract. You bear the risk that they will never be greater than the guaranteed amount.


We will credit an interest rate at a rate not less than the minimum allowed by state law at the time we issue your contract. We reserve the right to change the guaranteed minimum interest for newly issued contracts, subject to applicable state law. Upon annuitization, death of the Owner, or a total withdrawal from the Fixed Account, the minimum value that will be applied toward regular payments or paid to the Beneficiary or Owner will not be less than 90% of your Purchase Payments and transfers allocated to the Fixed Account accumulated at an annual effective interest rate of 3% each year, less prior withdrawals and transfers from the Fixed Account accumulated at an annual effective interest rate of 3% each year. If necessary to meet this minimum, charges will be waived.


TRANSFERS

During the accumulation phase you can transfer money among the portfolios and the fixed account 12 times per contract year free of a transfer charge. We measure a contract year from the anniversary of your contract date. Each additional transfer in a contract year may have a charge of $10 or 2% of the amount transferred, whichever is less.

The minimum amount you can transfer out of any investment option at one time is $500, or the entire value of the investment option if less. In addition to this $500 minimum, transfers out of the fixed account are limited to a maximum of 10% of the fixed account value per contract year. We may waive this 10% limitation upon written notice to you. If we waive it, we reserve the right to reinstate the 10% limitation upon written notice. You must transfer the entire amount out of the investment option if, after a transfer, the remaining balance would be less than $500. The minimum you can transfer into any investment option is $50.

We may accept transfers by signed written request or at our discretion, by telephone, or, if available, electronically by the Internet. Each transfer must identify:

   -  your contract;

   -  the amount of the transfer; and

   -  which investment options are affected.

Transfers by telephone will be accepted if we have properly signed authorization on record. You may authorize someone else to make transfers by telephone on your behalf. Transfers by Internet will be accepted if you provide us with certain identification information, including a personal identification number. Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

Although we use reasonable procedures, including recording all telephone instructions and requiring certain personal information to prevent unauthorized account access, we cannot assure you that telephone or Internet activity will be completely secure or free of delays or malfunctions. If you choose to make transfers by telephone or Internet, you must be willing to assume the risk of loss that may occur despite our reasonable efforts to verify identity. We are not responsible for the negligence or wrongful acts of third parties.

We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe weather emergencies, or there may be interruptions in telephone service beyond our control. Moreover, if the volume of calls is unusually high, we may not have someone immediately available to receive your order.

Likewise, we cannot guarantee that online transactions processed via the Internet will always be possible. Telephone and computer systems, whether yours, your Internet service provider's, your Symetra Life registered representative's, or Symetra Life's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request.

You also should protect your personal identification number ("PIN") because self-service options will be available to anyone who provides your PIN. We will not be able to verify that the person using your PIN and providing instructions is you or a person authorized by you.

We reserve the right to modify, suspend, or terminate transfer privileges at any time for some or all contract owners. In addition, if we receive a transfer request that is to be allocated to the fixed account and we are not able to invest the money such that we can credit at least the minimum guaranteed interest rate, we reserve the right to reject the portion of the transfer request that was to be allocated to the fixed account.

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SCHEDULED TRANSFERS

You can choose among several investment strategies. We may impose restrictions on the number of scheduled transfers that can be initiated during each contract year or on the investment options available for scheduled transfers. Once started, Dollar Cost Averaging and Appreciation or Interest Sweep scheduled transfers will stop if an unscheduled transfer or withdrawal is made from the "source" investment option and will otherwise continue until you instruct us to stop or all money has been transferred out of the "source" investment option. Scheduled transfers will not count against your 12 free transfers and are available at no charge.

     DOLLAR COST AVERAGING. This strategy is designed to achieve a lower average cost per unit over time. It does not assure a profit or protect against a loss. Investing should continue at a consistent level in both market ups and downs. You can systematically transfer set amounts of at least $50 each month or quarter from any portfolio or the fixed account to any of the other portfolios.

     Dollar Cost Averaging transfers from the fixed account are limited to 4% per quarter (1.33% monthly) of your value in the fixed account as of the date of the initial transfer. By choosing to have the transfer limit recalculated annually, the limit is raised to 4.5% per quarter (1.5% monthly). There are no percentage limits on transfers out of the portfolios.


     APPRECIATION OR INTEREST SWEEP. If your contract value is at least $10,000, you can instruct us to automatically transfer earnings up to 10% each contract year from the Money Market Portfolio and earned interest up to 10% from the fixed account to the other portfolios monthly, quarterly, or annually. Appreciation or Interest Sweep cannot be used to transfer money to the fixed account or to the Fidelity VIP Money Market Portfolio.


     PORTFOLIO REBALANCING. After your money has been invested, the investment performance of the portfolios may cause the percentage in each portfolio to change from your original allocations. If your contract value is at least $10,000, you can instruct us to adjust your investment in the portfolios to maintain a predetermined mix quarterly, semiannually, or annually. Portfolio Rebalancing can be used with Dollar Cost Averaging and Appreciation or Interest Sweep; however, it is not available for the fixed account.

LIMITS ON EXCESSIVE TRANSFERS AND MARKET TIMING ACTIVITY

EFFECTS OF EXCESSIVE TRANSFERS AND MARKET TIMING ACTIVITY. The contract and the portfolios are not designed for excessive short term trading or professional market timing, or for organizations or other persons that make large, or frequent transfers. Such trading activity may be disruptive to portfolio management strategies by causing forced and unplanned portfolio turnover, and increased trading and transaction costs. In addition, these activities may require a portfolio to maintain liquid assets rather than investing them for growth, resulting in lost opportunity costs that must be indirectly borne by contract owners. These disruptive activities may increase expenses and adversely affect portfolio performance, thereby negatively impacting long-term contract owners.


DETECTION AND DETERRENCE. Symetra Life discourages and does not accommodate frequent transfers or market timing activity. Due to the potential adverse consequences to contract owners, we have established certain policies and procedures to aid us in detecting and deterring contract owners that may be engaging in frequent trading and/or market timing activities. These policies and procedures may restrict or eliminate the right to make transfers among portfolios if such trades are executed by you, a market timing firm or other third party authorized to initiate transfers or exchange transactions on your behalf.


More specifically, our procedures detect market timing by monitoring for any two inter-portfolio transfer requests within a five business day period. When we identify a second transfer within five days of the first, we will review those transfers to determine if, in our judgment, you are engaging in market timing activity. We will particularly scrutinize transactions involving those portfolios that are subject to abuse by market timing strategies, such as those portfolios that have an international investment profile. For example, if you transfer from American Century Investments VP International Fund to Fidelity VIP Money Market Portfolio followed by a transfer from Fidelity VIP Money Market Portfolio to American Century Investments VP International Fund within five business days, we may conclude that you are engaging in market timing. We may aggregate transfers made in two or more contracts that we believe are connected in applying the procedures we employ to deter market timing.

In addition, our procedures include reviewing trading volumes every day in each portfolio offered in your contract. We will note large or unusual trading volumes and determine if a pattern of frequent transfers is being made in particular portfolios by particular contract owners.


If we conclude that market timing or other disruptive trading patterns are being transacted by you (whether or not your transfers took place within five days), we will limit you to one transfer in each 30-day period starting from the date of the transfer that we determined was a market timing transfer and continuing for six months thereafter. If transfer instructions are inadvertently accepted from you after you have been identified as a market timer we will reverse the transaction within 1 to 2 business days.

In our sole discretion, we may revise our procedures at any time without prior notice to better detect and deter market timing or other disruptive trading to comply with regulatory requirements and/or to impose additional or alternate restrictions such as imposing dollar or percentage limits on transfers. If we modify our procedures, they will be applied uniformly to all contract owners.

If a transfer request is rejected or your transfer privileges have been restricted for any reason, we will attempt to inform you or your authorized agent by phone the next business day. If we do not succeed in reaching you or your authorized agent by phone, we will send a letter to your address of record. Our policies regarding transfer restrictions and rejections are applied uniformly, and we do not make exceptions for particular contract owners.


UNDERLYING PORTFOLIO FREQUENT TRADING POLICIES. The portfolio managers to whom we submit purchase and redemption orders may also detect large or unusual patterns of trades submitted by us on behalf of all our variable annuity contract owners and variable life policy owners. Those portfolio managers may require us to investigate whether any of our contract owners are engaged in market timing or other similar activity and to cooperate with them to discourage such activity. In addition, the portfolios to whom we submit purchase and redemption orders may adopt unique policies and procedures designed to deter excessive trading or market timing. Those policies and procedures, when applicable, are described in the prospectuses for each of the portfolios available for investment by you, and we will enforce those policies and procedures. In cases of large or frequent transfers, the portfolio managers or Symetra Life may reject trades that are determined to be detrimental to other portfolio shareholders or violate the portfolios' policies and procedures. Therefore, we reserve the right to reject, without prior notice, any transfer request to a portfolio if the portfolio manager rejects such trade or the trade violates a portfolio's policies and procedures. If a portfolio refuses to accept a transfer request we have already processed, we will reverse the transaction within 1 to 2 business days. We will notify you or your authorized agent in writing or by phone if your transfer has been rejected or reversed. We further reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying portfolio.


OMNIBUS ORDER. Contract owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the underlying portfolios generally are "omnibus" orders from intermediaries such as retirement plans and separate accounts funding variable contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable contracts. The omnibus nature of these orders may limit the underlying portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage frequent transfer activity, it will affect other owners of underlying portfolio shares, as well as the owners of all of the variable annuity contracts (or variable life policies), including ours, whose variable investment options correspond to the affected underlying portfolios. In addition, if an underlying portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in frequent transfer activity, the underlying portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request. If an underlying portfolio rejects an omnibus order, we will notify you of the actions taken that affect your request.

We will use our best efforts to prevent market timing and other abusive trading practices, but the determination of whether market timing is occurring is subjective. We may not be able to detect all market timers or short term traders, and we may not be able to prevent transfers by those we do detect. In addition, the terms of the contract may also limit our ability to restrict or deter harmful transfers. If we are unable to detect or prevent market timing, the effect of such market timing may result in additional transaction costs for the portfolios and dilution of long-term portfolio owners' returns. Thus, your contract value may be lower due to lower returns in your portfolio investments.

5. CHARGES AND EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:

INSURANCE CHARGES

Each day we make deductions for our insurance charges. We do this as part of our calculation of the value of accumulation and annuity units. Insurance charges include the mortality and expense risk charge and the asset related administration charge and the Optional Benefit Charges described below.

     MORTALITY AND EXPENSE RISK CHARGE. This charge is equal, on an annual basis, to 1.40% of the average daily net assets of each portfolio you are invested in. This charge is for all the insurance benefits other than optional death benefits (e.g., guaranteed annuity rates and death benefits) and for the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the contract. If the charges under the contract are not sufficient, then we will bear the loss. If the charges are more than sufficient, we will retain the excess and may use it for any purpose, including distribution expenses. The rate of the mortality and expense risk charge will not be increased.

     ASSET RELATED ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.15% of the average daily net assets of each portfolio. Since this charge is an asset-based charge, the amount of the charge associated with your particular contract may have no relationship to the administrative costs actually incurred. This charge, together with the annual administration maintenance charge (see below), is for all the expenses associated with contract administration. Some of these expenses are: preparation of the contract; confirmations and statements; maintenance of contract records; personnel costs; legal and accounting fees; filing fees; and computer and system costs. If this charge and the annual administration maintenance charge are not enough to cover the costs of the contract in the future, we will bear the loss. The rate of the asset related administration charge will not be increased.


OPTIONAL BENEFIT CHARGES

You may elect optional benefits which require additional charges. The optional benefits available are GMDB - Annual Reset and EEB.

     GUARANTEED MINIMUM DEATH BENEFIT - ANNUAL RESET: If you elect the GMDB - Annual Reset rider, we will deduct an additional charge which is equal, on an annual basis, to 0.20% of the average daily net assets of each portfolio you are invested in. This charge is for the cost and risk associated with offering the GMDB - Annual Reset rider. You may only elect this benefit at the time you purchase your contract and it is irrevocable. We stop deducting this charge on the date you switch to the income phase or when the death benefit is paid, whichever occurs first.

     EARNINGS ENHANCEMENT BENEFIT: If you elect the EEB rider, we will deduct an additional charge which is equal on an annual basis to 0.15% of the average daily net assets of each portfolio and the fixed account. The charge is for the cost and risk associated with offering the EEB option. You may only elect this benefit at the time you purchase your contract and it is irrevocable. We stop deducting this charge on the date you switch to the income phase or when the death benefit is paid, whichever occurs first.


ANNUAL ADMINISTRATION MAINTENANCE CHARGE

During the accumulation phase we will deduct a $30 annual administration maintenance charge from your contract on the last day of each contract year and if you withdraw the entire contract value. This charge is for administrative expenses (see above) and may be changed, but may never exceed $50 per contract year. We will not deduct this charge if the value of your contract is at least $50,000 when the deduction is to be made.

During the income phase we will not deduct this charge unless you have chosen Payments Based on a Number of Years as your annuity option and your contract value was less than $50,000 when annuity payments began.

CONTINGENT DEFERRED SALES CHARGE

A contingent deferred sales charge may be assessed on withdrawals in excess of your free withdrawal amount that is described under Section 7 - Access to Your Money. This charge is for expenses incurred in connection with the promotion, sale, and distribution of the contracts. If the contingent deferred sales charge is insufficient, excess amounts resulting from the mortality and expense risk charge may be used to recover these expenses.

Unlike many annuity contracts, the contract bases the contingent deferred sales charge on the age of your contract, not on the length of time each purchase payment is in your contract. Subsequent purchase payments do not begin a new contingent deferred sales charge period. The contingent deferred sales charge ("CDSC" in the table below) is stated as a percentage of the amount withdrawn. It starts at 7% in the first contract year and declines as follows:

Contract Year          1    2    3    4    5    6
CDSC                   7%   7%   7%   5%   5%   0%

When the withdrawal is for only part of the value of your contract, the contingent deferred sales charge is deducted from the remaining value in your contract, unless you tell us otherwise.

We will not assess the contingent deferred sales charge for:

   -  annuity payments;

   -  Repetitive Withdrawals taken over life expectancy;

   -  eligible healthcare confinement withdrawals;

   -  death benefits; and

   -  premium taxes.

We may reduce or eliminate the amount of the contingent deferred sales charge when the contract is sold under circumstances which reduce our sales expense. See Section 9 - Other Information.

WITHDRAWAL CHARGE

We may deduct a separate withdrawal charge equal to $25 or 2% of the amount withdrawn whichever is less, for each withdrawal after the first withdrawal in a contract year. Unless you tell us otherwise, this charge is deducted from the remaining value in your contract.

We will not deduct this charge for annuity payments, Repetitive Withdrawals, or if you withdraw the entire contract value. See Section 7 - Access To Your Money for a discussion of Repetitive Withdrawals.

TRANSFER CHARGE

You can make 12 free transfers every contract year. If you make more than 12 transfers in a contract year, we may deduct a transfer charge equal to $10 or 2% of the amount that is transferred whichever is less. The transfer charge is deducted from the investment portfolio that you transfer your funds from. If you transfer the entire balance from an investment option, the transfer fee is deducted from the amount transferred.

If the transfer is part of Dollar Cost Averaging, Appreciation or Interest Sweep, or Portfolio Rebalancing, it will not be counted as part of your 12 free transfers.

PREMIUM TAXES

States and other governmental entities (e.g., municipalities) may charge premium taxes. These taxes generally range from 0% to 3.5%, depending on the state, and are subject to change.

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Some states charge for these taxes at the time each purchase payment is made. In this case, purchase payments as discussed in this prospectus may reflect a deduction for the premium tax. Other states charge for these taxes when annuity payments begin. We may make a deduction from your contract for the payment of the premium taxes assessed in connection with your contract.


INCOME OR OTHER TAXES


Currently we do not pay income or other taxes on earnings attributable to your contract. However, if we ever incur such taxes, we reserve the right to deduct them from your contract.

PORTFOLIO EXPENSES

There are deductions from and expenses paid out of the assets of the various portfolios. These expenses are summarized in the Fee Table of this prospectus. For more detailed information, you should refer to the portfolio prospectuses.

6. TAXES

This section and additional information in the SAI discuss how federal income tax applies to annuities in general. This information is not complete and is not intended as tax advice. Tax laws and their interpretations are complex and subject to change. No attempt is made to discuss state or other tax laws. Symetra Life does not guarantee the tax treatment of any contract or any transaction involving a contract. You should consult a competent tax adviser about your individual circumstances.

ANNUITY CONTRACTS IN GENERAL

Under the Code, you generally do not pay tax on contract earnings until received. Different tax rules apply to purchase payments and distributions depending on how you take money out and whether your contract is qualified or non-qualified.

Earnings for corporate owned contracts and other contracts not owned for the benefit of natural persons are generally taxed as ordinary income in the current year. Exceptions may apply.

DEATH BENEFITS

Neither of the optional death benefits paid under the contract to the beneficiary will be tax-exempt life insurance benefits. The rules governing taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as lump sum or annuity payments. Estate or gift taxes may also apply.

QUALIFIED CONTRACTS

This contract can be purchased as an Individual Retirement Annuity ("IRA") or Roth IRA. Effective April 29, 2005, the contact may also be purchased as a Tax Sheltered Annuity ("TSA"), or Deferred Compensation Plan ("457"). These are referred to as qualified contracts because they are qualified under the Code to provide tax deferral for retirement purposes. You do not have to purchase an annuity contract to qualify for the tax deferral offered by these retirement plans. There may be other investment vehicles that can be purchased for your retirement plan. However, an annuity contract has features and benefits other than tax deferral that may make it an appropriate investment for your retirement plan. You should consult your tax adviser regarding these features and benefits before you buy a qualified contract.

Qualified contracts are subject to special rules and limits on purchase payments and distributions that vary according to the type of retirement plan. Ineligible or excess contributions to certain retirement plans can result in substantial penalties and possible loss of the contract's or retirement plan's qualified status. Tax penalties of 10% or more, may apply to certain distributions; for example if you are under age 59 1/2 and not disabled as defined by the Code. There may be substantial penalties if you fail to take required minimum distributions, usually beginning by age 70 1/2.


Furthermore, under final regulations issued by the Internal Revenue Service, the value of "other benefits" provided under annuity contracts are included for purposes of calculating required minimum distributions from IRAs. These other benefits include the value of any guaranteed minimum death benefits provided under your contract. These benefits will be considered in calculating required minimum distributions and do impact the amount of your required minimum distribution. If you are purchasing a qualified contract, you should consult a tax adviser.


To the extent purchase payments have a zero cost basis (were made with pre-tax dollars), distributions will be taxed as ordinary income. In some cases, you must satisfy retirement plan or Code requirements before you take money out.

WITHDRAWALS FROM ROTH IRAS


Qualified distributions from Roth IRAs are entirely federal income tax free. A qualified distribution requires that the individual has held a Roth IRA for at least five years and, in addition, that the distribution is made after the individual reaches age 59 1/2, on account of the individual's death or disability, or as a qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild, or ancestor.


WITHDRAWALS FOR INVESTMENT ADVISER FEES

Withdrawals from non-qualified contracts for the payment of investment adviser fees will be considered taxable distributions from the contract. The Internal Revenue Service has held, however, that the payment of investment adviser fees from a tax-qualified contract need not be considered a distribution for income tax purposes if certain requirements are met. You should consult a competent tax adviser for details.

OPTIONAL BENEFIT RIDERS - NON-QUALIFIED CONTRACTS

It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59 1/2. Although we do not believe that the fees associated with any optional benefit provided under the contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the contract.

NON-QUALIFIED CONTRACTS

Contracts purchased with after-tax money and not part of an IRA or Roth IRA are referred to as non-qualified contracts and receive different tax treatment than qualified contracts. Your cost basis equals the total amount of the after-tax purchase payments remaining in the contract.

The Code generally treats distributions as coming first from earnings and then from purchase payments. Non-qualified deferred annuity contracts issued by the same insurer to the same owner in the same year are treated as one contract for tax purposes. Distributions from non-qualified contracts are taxed as ordinary income to the extent they are attributable to earnings. Since you have already been taxed on the cost basis, distributions attributable to purchase payments are generally not taxed.

There may be a 10% tax penalty on earnings withdrawn before you reach age
59 1/2. Certain exceptions apply, such as death or disability as defined by the Code.

TAXATION OF ANNUITY PAYMENTS

Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your after-tax investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

EXCHANGES

From time to time we may offer programs under which certain variable annuity contracts previously issued by us may be exchanged for the contracts offered by this prospectus. These programs will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax adviser. Generally you can exchange one non-qualified contract for another in a tax-free exchange under Section 1035 of the Code. In addition, if your contract is a qualified contract, then it will generally qualify as a tax free rollover or transfer.

Before making an exchange, you should compare both contracts carefully. You may have to pay a surrender charge on your existing annuity contract; other charges may be higher (or lower) and the benefits may be different. You should not exchange another variable annuity contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest.

DIVERSIFICATION

Variable annuity contracts receive tax deferral as long as the portfolios meet diversification standards set by Treasury Regulations. This favorable tax treatment allows you to select and make transfers among portfolios without paying income tax until you take money out.

We believe the portfolios offered under the contract are being managed to comply with existing standards. To date, neither Treasury Regulations nor the Code give specific guidance as to the circumstances under which your contract might lose its tax favored status as an annuity because of the number and type of portfolios you can select from, and the extent to which you can make transfers. If issued, such guidance could be applied either prospectively or retroactively and result in you being treated as the owner of the separate account investments, thereby resulting in the loss of the favorable tax treatment as an annuity contract. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

TAX WITHHOLDING

Generally, federal income tax is withheld from the taxable portion of withdrawals at a rate of 10%. Withholding on periodic payments as defined by the Code is at the same rate as wages. Typically, you may elect not to have income taxes withheld or to have withholding done at a different rate.

7. ACCESS TO YOUR MONEY

Under your contract, money may be accessed:

   -  by withdrawing all or some of your money during the accumulation phase;

   -  by taking Repetitive Withdrawals (described below);

   - by receiving payments during the income phase (see Section 2 - Annuity Payments); or

   -  when a death benefit is paid (see Section 8 - Death Benefit).

During the accumulation phase, you can take money out by writing to us. Withdrawals must be at least $250 ($100 if withdrawals are made by electronic funds transfer), or the contract value if less. Unless you tell us otherwise, partial withdrawals will be made pro rata from each investment option. Once we receive your request, withdrawals from the portfolios will be effective as of the next close of the NYSE.

A withdrawal may have a contingent deferred sales charge, a withdrawal charge, and, if you withdraw the entire contract value, an annual administration maintenance charge. See Section 5 - Charges & Expenses for a discussion of the applicable charges.

Withdrawals may be restricted or prohibited by the terms of qualified contracts.

If you have elected the Payments Based on a Number of Years annuity option, you can stop the annuity payments at any time and receive a lump sum equal to the remaining contract value. See Section 2 - Annuity Payments for more information.

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FREE WITHDRAWAL AMOUNT

Your contract has a free withdrawal amount. There is no contingent deferred sales charge on the first 10% of your contract value withdrawn in a contract year. In addition, there is no withdrawal charge on the first withdrawal you make in a contract year, but the contingent deferred sales charge may apply.

HEALTHCARE CONFINEMENT


If approved in your state, there is no contingent deferred sales charge on withdrawals you make while you are confined in an eligible healthcare facility or within 60 days after your release. In order to be eligible for this waiver, we must receive proof that your confinement has continued for 30 or more consecutive days and that your confinement began after your contract date. If you are confined to a healthcare facility on the contract date, you are not eligible for this waiver of contingent deferred sales changes until after the first contract year. Please see your contract for more information.


REPETITIVE WITHDRAWALS

You may request Repetitive Withdrawals at a predetermined frequency and amount. Repetitive Withdrawals may be used to avoid tax penalties for premature withdrawals or to satisfy distribution requirements of certain retirement plans. To do this they must be a series of substantially equal withdrawals made at least annually and based on:

   -  your life expectancy; or

   -  the joint life expectancy of you and a beneficiary.

You may begin Repetitive Withdrawals based on life expectancy by providing us with the correct information we need to calculate the monthly, quarterly, or annual withdrawal amount. If you take additional withdrawals or otherwise modify or stop these Repetitive Withdrawals, charges may apply and there may be tax consequences and penalties.

If you make Repetitive Withdrawals that are not based on life expectancy, the same restrictions, income taxes and tax penalties that apply to random withdrawals also apply to Repetitive Withdrawals.


WITHDRAWAL RESTRICTIONS ON TSA

Withdrawals attributable to salary reduction contributions to TSAs for years after 1988 and any earnings accrued after 1988, cannot be taken out unless:

   -  you attain age 59 1/2;

   -  you leave your job;

   -  you die or become disabled as defined by the Code;

   -  you experience a qualifying hardship (applies to contributions only); or

   - you divorce and a distribution to your former spouse is permitted under a Qualified Domestic Relations Order.

Tax penalties may apply to withdrawals. Restrictions on withdrawals from TSAs do not affect rollovers or transfers between certain retirement plans.

WITHDRAWAL RESTRICTIONS ON TEXAS OPTIONAL RETIREMENT PROGRAM ("TEXAS ORP")

Withdrawals from contracts issued in connection with Texas ORP cannot be taken unless you:

   - terminate employment in all eligible Texas institutions of higher education;

   -  retire;

   -  attain age 70 1/2; or

   -  die.

You must obtain a certificate of termination from your employer before you request a withdrawal from the Texas ORP.


MINIMUM VALUE REQUIRMENTS

You must withdraw the entire amount out of an investment option if, after a withdrawal, the remaining value in the investment option would be less than $500. Similarly, you must withdraw the entire contract value and your contract will terminate if, after a withdrawal, the remaining contract value would be less than the minimum, if any, stated in your contract. However, negative investment performance alone will not cause a forced withdrawal.

Withdrawals, including any charges, reduce the number of accumulation units and/or the value of the fixed account as well as the death benefit. Income taxes, tax penalties and certain restrictions may also apply. See Section 6 - Taxes.

8. DEATH BENEFIT

The death benefit paid upon your death is calculated as of the earlier of the date we receive proof of death and the first election of how to receive payment, or six months from the date of death. The death benefit paid will be the basic death benefit unless you have selected the GMDB - Annual Reset rider and/or the EEB rider.

DEATH DURING THE ACCUMULATION PHASE

If any owner dies during the accumulation phase, the death benefit is payable to the:


   -  surviving owner; or if none, then


   -  the surviving primary beneficiary; or if none, then

   -  the surviving contingent beneficiary; or if none, then

   -  the estate of the last owner to die.

If the owner is a non-natural person (e.g., a corporation or trust), the death of any annuitant is treated as the death of the owner. Therefore, a joint annuitant on a contract owned by a non-natural person may not receive any benefits upon the death of the first annuitant.

If an annuitant dies during the accumulation phase, the owner may designate a new annuitant. If an annuitant is not designated, the owner will be named as an annuitant.

BASIC DEATH BENEFIT

The basic death benefit is the higher of:

   1) your contract value (as of the date indicated above); or


   2) if you are a sole owner or the oldest joint owner, the basic guaranteed minimum death benefit.

The basic guaranteed minimum death benefit is initially equal to your first purchase payment and is immediately increased by additional purchase payments and adjusted downward for withdrawals. For more detailed information regarding the adjustment calculations, please refer to your contract. The guaranteed minimum death benefit is reset on each 5-year contract anniversary until the oldest owner attains age 75. The reset benefit is equal to the immediately preceding guaranteed minimum death benefit or is "stepped up" to your contract value on that date, if higher.


CALCULATION OF DEATH BENEFIT

We will determine the amount of and pay the death benefit upon receipt at our home office of proof of death acceptable to us, such as a certified copy of a death certificate, plus written direction from at least one eligible recipient of the death benefit proceeds regarding how to pay the death benefit payment, and any other documents, forms or information we need.


If we receive due proof of death acceptable to us and written direction from at least one eligible recipient of the death benefit regarding how to pay the death benefit payment within 6 months of the date of death and the guaranteed minimum death benefit exceeds the contract value, we will add money to your contract in order to satisfy the guaranteed minimum death benefit. The money added will be allocated to the investment options in the same manner as purchase payments. For limitations on the amount we will add, please see Limitations on Death Benefit described below.


PAYMENT OF DEATH BENEFIT

The death benefit is subject to investment performance and applicable contract charges until the date payment is made. This value will usually go up or down. Thus, we should be notified of a death as promptly as possible to limit the risk of a decline in benefit value.

Under a non-qualified contract, the death benefit may be paid as:

   1) a lump sum payment or series of withdrawals that are completed within five years from the date of death; or

   2) annuity payments made over life or life expectancy. To receive annuity payments, this election must be made within 60 days from our receipt of proof of death. Annuity payments must begin within one year from the date of death. Once annuity payments begin they cannot be changed.

Under a qualified contract, different death benefit elections may be available depending upon the retirement plan.


In some cases, a spouse who is entitled to receive a death benefit may have the option to continue the contract instead. If this spouse is also the oldest joint owner, the guaranteed minimum death benefit will apply on the death of this spouse. Otherwise, the benefit on the death of your spouse will be the contract value.


If the age of the annuitant or contract owner has been misstated on the contract application, the amount of any death benefit payable shall be determined based upon the correct age of the annuitant or contract owner.

DEATH DURING THE INCOME PHASE

During the income phase, there is no longer a death benefit under the contract unless you choose the Payments Based on a Number of Years annuity option. Under this option, if an owner dies before the entire contact value has been paid out, we will pay a death benefit equal to the contract value as of the date we receive proof of death and the first election of how to take the death benefit payment. Other annuity options may have remaining annuity payments after the death of the annuitant. The death benefit or remaining annuity payments will be distributed at least as rapidly as under the annuity option then in effect. See
Section 2 - Annuity Payments for more information.

The right to receive the death benefit under the Payment Based on a Number of Years or to change the payee for remaining annuity payments under another annuity option is determined as follows:


   -  surviving owner; or if none, then


   -  the surviving primary beneficiary; or if none, then

   -  the surviving contingent beneficiary; or if none, then

   -  the estate of the last owner to die.

OPTIONAL DEATH BENEFITS

There are two optional death benefits available under the contract. You may elect, none, one or both benefits but only at the time you purchase the contract. The optional death benefits are only available for certain contracts as discussed below.

GUARANTEED MINIMUM DEATH BENEFIT - ANNUAL RESET ("GMDB - ANNUAL RESET")


If you are under age 75 at the issue date of the contract, you can elect the GMDB - Annual Reset rider. If you elect the GMDB - Annual Reset rider, it will replace the basic guaranteed minimum death benefit described above. If the contract is owned by joint owners, both owners must be under age 75 as of the issue date of the contract to elect this rider. You may only elect this rider when you purchase your contract and we will deduct an additional charge. Once you have elected the benefit, you cannot cancel it and the 0.20% annual charge will continue to be deducted, even during periods when the GMDB - Annual Reset would provide no benefit

If you have elected this rider, the guaranteed minimum death benefit will be reset annually each contract anniversary until the oldest owner attains age 75. The reset benefit is equal to the immediately preceding guaranteed minimum death benefit or the contract value on that date, if higher.

The GMDB - Annual Reset rider terminates and the charge is no longer deducted if:

   -  the contract enters the income phase prior to your death; or

   - a spouse continues the contract after the death of the sole owner or oldest joint owner.

If the surviving spouse is the oldest joint owner and continues the contract after the death of the youngest spouse, the benefit will remain in effect and the charge will continue to be deducted.

If the age of any owner is misstated so that the owner would not have been eligible to purchase the benefit, the rider is terminated

EARNINGS ENHANCEMENT BENEFIT ("EEB")


If you are under age 76 on the issue date of the contract, you can elect the EEB rider. If the contract is owned by joint owners, both owners must be under age 76 as of the issue date of the contract to elect this rider. You may only elect this rider at the time you purchase your contract and we will deduct an additional charge. Once you have elected the benefit, you can not cancel it. The EEB is payable upon the sole owner's or oldest joint owner's death and will be added to the basic or GMDB - Annual Reset death benefit that is described above. The EEB rider is only available for non-qualified contracts.


If the oldest owner is age 69 or under when you purchase your contract, the EEB is equal to 40% of the earnings remaining in the contract.

If the oldest owner is age 70 through 75 when you purchase your contract, the EEB is equal to 25% of the earnings remaining in the contract.


However, the maximum EEB benefit is one million dollars, less any amount paid to satisfy the guaranteed minimum death benefit.

For purposes of this benefit, we define "earnings" as the amount by which the contract value (when the death benefit is calculated) exceeds the total amount of purchase payments received prior to the date of death, less withdrawals and charges. For this purpose, earnings are deemed to be withdrawn before purchase payments. If any purchase payments are the result of a transfer or rollover, when we calculate earnings we do not include any gain accrued while the money was invested elsewhere. Earnings also do not include the stepped-up portion of the death benefit that results if the guaranteed minimum death benefit or GMDB - Annual Reset exceeds the contract value.


Your earnings for this purpose are limited to a maximum of 250% of the total value of your purchase payments, less withdrawals and charges, excluding any purchase payments made 12 months prior to the date of death (other than purchase payments made during the first contract year if death occurs in the first contract year) or after death. Withdrawals are considered to come from earnings first. If there are no earnings in your contract, the EEB will be zero. However, the 0.15% annual charge will be deducted even if there are no earnings. This means you may be paying for a benefit you may not receive.

The EEB rider terminates and the charge is no longer deducted if:

   -  the contract enters the income phase prior to your death; or

   - a spouse continues the contract after the death of the sole owner or oldest joint owner.

If the surviving spouse is the oldest joint owner and continues the contract after the death of the youngest spouse, the benefit will remain in effect and the charge will continue to be deducted.

If the age of any owner is misstated so that the owner would not have been eligible to purchase the benefit, the rider is terminated.

For examples on how the EEB death benefit works, see Appendix A.

EFFECTS OF OWNERSHIP CHANGES

Certain ownership changes may result in automatic termination of the optional death benefits. If the contract is owned by one Owner, the following ownership changes will result in termination of the rider:

   -  A change in ownership to another individual; or

   - A change in ownership to a trust or other entity and the original owner is not the sole annuitant; or

   - A second individual is added as an owner and the new owner is older than the original owner.

If the contract is owned by joint owners, the rider will terminate if a change in ownership results in the oldest owner no longer being an owner.


The guaranteed minimum death benefit is always calculated on the life of the oldest original owner, as shown on the original application for this contract. The amount payable on the death of any owner other than the oldest original owner will be the current contract value. If the oldest original owner ceases to be an owner of the contract, the guaranteed minimum death benefit will be terminated. Therefore, ownership changes will have an impact on your contract and you should consult your agent or other advisor if you have questions.


LIMITATION ON DEATH BENEFIT


At most, one guaranteed minimum death benefit or if elected, GMDB - Annual Reset benefit and one EEB will be paid during the life of the contract. In addition, the maximum amount that we will add to your contract in order to satisfy the guaranteed minimum death benefit, (or if selected GMDB - Annual Reset benefit), and EEB is limited to a total of $1 million. All annuity contracts subsequently purchased by you from us will be aggregated for this $1 million limit if your death triggers a payment. The guaranteed minimum death benefit will only be paid upon the death of the oldest original owner. Therefore, ownership changes will have an impact on your contract and you should consult your agent or other advisor if you have questions.


BENEFICIARY

The beneficiary under the contract is determined as follows:


   -  surviving owner; or if none, then


   -  surviving primary beneficiaries; or if none, then

   -  surviving contingent beneficiaries; or if none, then

   -  estate of the last owner to die.

You designate one or more beneficiaries on the contract application. You may change the beneficiary at any time by sending us a signed and dated request. An irrevocable beneficiary must consent in writing to any change. A new beneficiary designation revokes any prior designation and is not effective until we record the change. We are not responsible for the validity of any beneficiary designation nor for any actions we may take prior to receiving and recording a beneficiary change.

After your death, the beneficiary has the right to receive the death benefit or to change the payee for remaining annuity payments. Thus, beneficiaries should notify us of a death as promptly as possible.

9. OTHER INFORMATION

SYMETRA LIFE


Symetra Life Insurance Company was incorporated as a stock life insurance company under Washington law on January 23, 1957 under the name Safeco Life Insurance Company. On or about August 2, 2004, Symetra Financial Corporation, a financial services holding company, became the owner of Safeco Life Insurance Company. On September 1, 2004, Safeco Life Insurance Company changed its name to Symetra Life Insurance Company. Symetra Life Insurance Company is a wholly owned subsidiary of Symetra Financial Corporation (formerly Occum Acquisition Corp.). This change of ownership had no effect on your rights as a contract owner. We provide individual and group life, accident and health insurance, and annuity products and are licensed to do business in the District of Columbia and all states except New York.


SEPARATE ACCOUNT

We established Symetra Separate Account C (formerly Safeco Separate Account C) ("Separate Account") under Washington law on February 11, 1994. The Separate Account holds the assets that underlie contract values invested in the portfolios. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

Under Washington law, the assets in the Separate Account are the property of Symetra Life. However, assets in the Separate Account that are attributable to contracts are not chargeable with liabilities arising out of any other business we may conduct. Income, gains and losses (realized and unrealized), resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income, gains or losses of Symetra Life. Promises we make in the contract are general corporate obligations of Symetra Life and are not dependent on assets in the Separate Account.

CHANGES TO THE SEPARATE ACCOUNT

Where permitted by applicable law, we reserve the right to make certain changes to the structure and operation of the Separate Account, including, among others, the right to:

   - Transfer assets supporting the contracts from one subaccount to another or from the Separate Account to another separate account;

   - Combine the Separate Account with other separate accounts, and/or create new separate accounts;

   - Deregister the Separate Account, or operate the Separate Account as a management investment company, or as any other form permitted by law;

   - Manage the Separate Account under the direction of a committee at any time;

   -  Make any changes required by applicable law or regulation; and

   - Modify the provisions of the contract to reflect changes to the subaccounts and the Separate Account and to comply with applicable law.

Some, but not all, of these future changes may be the result of changes in applicable laws or interpretations of law.

We will not make any such changes without receiving any necessary approval of the SEC and applicable state insurance departments. We will notify you of any changes in writing. We reserve the right to make other structural and operational changes affecting the Separate Account.

GENERAL ACCOUNT

If you put your money into the fixed account, it goes into Symetra Life's general account. The general account is made up of all of Symetra Life's assets other than those attributable to separate accounts. All of the assets of the general account are chargeable with the claims of any of our contract owners as well as our creditors. The general account invests its assets in accordance with state insurance law.

We are not required to register the fixed account or any interests therein, with the SEC. For this reason, SEC staff has not reviewed disclosure relating to the fixed account.

DISTRIBUTION (PRINCIPAL UNDERWRITER)

The contracts are distributed by Symetra Securities, Inc. ("SSI"). They are sold by individuals who, in addition to being licensed to sell variable annuity contracts for Symetra Life, are also registered representatives of broker-dealers who have a current sales agreement with SSI. SSI is an affiliate of Symetra Life and is located at 4854 154th Place NE, Redmond, Washington 98052. It is registered as a broker-dealer with the SEC under the Securities Act of 1934 and is a member of the National Association of Securities Dealers, Inc.("NASD"). No amounts are retained by SSI for acting as principal underwriter for Symetra Life contracts.

The commissions paid to registered representatives on the sale of contracts are not more than 5% of purchase payments. In addition, annual trail commissions, allowances, and bonuses may be paid to registered representatives and/or other distributors of the contracts. A bonus dependent upon persistency is one type of bonus that may be paid.

To the extent permitted by NASD rules, promotional incentives or payments may also be provided to broker-dealers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

We intend to recoup commissions and other sales expenses primarily, but not exclusively, through: the surrender charge; the mortality and expense risk charge; and investment earnings on amounts allocated under contracts to the fixed account.

AMENDMENTS TO THE CONTRACT

We reserve the right to amend the contract to meet the requirements of applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers.

LEGAL PROCEEDINGS


There are no legal proceedings to which the Separate Account or SSI is a party. Symetra Life is engaged in various kinds of litigation. Although the outcome of any litigation cannot be predicted with certainty, at the present time it appears that there are no pending or threatened lawsuits that are likely to have a material adverse effect on the Separate Account, on Symetra Life's ability to meet its obligations under the contract, or on SSI's ability to perform under its principal underwriting agreement.


RIGHT TO SUSPEND ANNUITY PAYMENTS, TRANSFERS, OR WITHDRAWALS

We may be required to suspend or postpone payment of annuity payments, transfers, or withdrawals from the portfolios for any period of time when:

   -  the NYSE is closed (other than customary weekend or holiday closings);

   -  trading on the NYSE is restricted;

   - an emergency exists such that disposal of or determination of the value of the portfolio shares is not reasonably practicable; or

   -  the SEC, by order, so permits for your protection.

Additionally, we reserve the right to defer payment of transfers or withdrawals from the fixed account for the period permitted by law, but not for more than six months.

Federal laws designed to counter terrorism and prevent money laundering by criminals might, in certain circumstances, require us to reject a premium payment and/or "freeze" your contract. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, or death benefits, make transfers, or continue making payments under an annuity payment option. We may also be required to provide additional information about you or your contract to government regulators.

REDUCTION OF CHARGES OR ADDITIONAL AMOUNTS CREDITED

Under some circumstances we may expect to experience lower costs or higher revenues associated with issuing and administering certain contracts. For example, sales expenses are expected to be less when contracts are sold to a large group of individuals. Under such circumstances we may pass a portion of these anticipated savings on to you by reducing owner transaction charges (including the contingent deferred sales charge) or crediting additional fixed account interest.

We may also take such action in connection with contracts sold to our officers, directors, and employees and their family members, employees of our affiliates and their family members, and registered representatives and employees of broker-dealers that have a current selling agreement with us. In each circumstance such actions will be reasonably related to the savings or revenues anticipated and will be applied in a non-discriminatory manner. These actions may be withdrawn or modified by us at any time.

WEBSITE INFORMATION

You can find more information about the Spinnaker Choice Variable Annuity Contract as well as other products and financial services offered by Symetra Life Insurance Company on the Internet at http://www.symetra.com. This website is frequently updated with new information and can help you locate a representative near you.

FINANCIAL STATEMENTS

The financial statements of Symetra Life and Symetra Separate Account C are included in the Statement of Additional Information.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


General Information
Services
Purchase of Contracts
Underwriter
Additional Tax Information
Annuity Provisions
Financial Statements

                             (cut along dotted line)

If you would like a free copy of the Statement of Additional Information dated April 29, 2005, for this prospectus, please complete this form, detach and mail to:

                         Symetra Life Insurance Company
                                   PO Box 3882
                             Seattle, WA 98124-3882

Please send me a free copy of the Statement of Additional Information for the Symetra Spinnaker(R) Choice Variable Annuity at the following address:

Name: __________________________________________________________________________

Mailing Address: _______________________________________________________________

________________________________________________________________________________

                                   APPENDIX A
                    CALCULATION OF EEB OPTIONAL DEATH BENEFIT

     EACH EXAMPLE ASSUMES THAT THE GMDB-ANNUAL RESET RIDER WAS NOT ELECTED.

EXAMPLE 1:

Assume that the contract is purchased with an initial purchase payment of $24,000 and no subsequent purchase payments are made to the contract. Assume that there have been no withdrawals made during the life of the contract and the contract was issued prior to the owner's 70th birthday. On the day we calculate the death benefit, the contract value is $45,000.

BASED UPON THE ASSUMPTIONS ABOVE, THE FOLLOWING SHOWS HOW WE WOULD DO THE CALCULATION.



     Contract value on the date we calculate benefit                                                    =   $    45,000

     Total Amount of Purchase Payments (Initial Purchase payment of $24,000)                            =   $    24,000

     Earnings equal to the contract value minus total amount of purchase payments ($45,000 - $24,000)   =   $    21,000

     Maximum allowable Earning of 250% of total purchase payments excluding any purchase payments
     made in the 12 months prior to calculation of benefit or after the date of death (2.50 X $24,000)  =   $    60,000

     40% of your Earnings ($21,000 X 40%)                                                               =   $     8,400

     TOTAL DEATH BENEFIT

     equals the contract value on the date we calculate the benefit plus 40% of your
     Earnings ($45,000+$8,400)                                                                          =   $    53,400



EXAMPLE 2:

Assume that the contract is purchased prior to the owner's 70th birthday with an initial purchase payment of $24,000 and no subsequent purchase payments are made to the contract. Assume that there is a $21,000 withdrawal made during the life of the contract. Assume that the account value prior to the withdrawal was equal to or greater than $45,000. Thus, the withdrawal consisted entirely of contract earnings and did not impact the purchase payment made to the contract. On the day we calculate the death benefit, the contract value is $24,000.

BASED UPON THE ASSUMPTIONS ABOVE, THE FOLLOWING SHOWS HOW WE WOULD DO THE CALCULATION.



     Contract value on the date we calculate benefit                                                    =   $    24,000

     Total Amount of Purchase Payments (Initial Purchase payment of $24,000)                            =   $    24,000

     Earnings equal to the contract value minus total amount of purchase payments ($24,000 - $24,000)   =   $      0.00

     Maximum allowable Earning of 250% of total purchase payments excluding any purchase payments
     made in the 12 months prior to calculation of benefit or after the date of death (2.50 X $24,000)  =   $    60,000

     40% of your Earnings ($0 X 40%)                                                                    =   $      0.00

     TOTAL DEATH BENEFIT

     equals the contract value on the date we calculate the benefit plus 40% of your
     Earnings ($24,000+$0.00)                                                                           =   $    24,000

EXAMPLE 3:

Assume that the contract is purchased with an initial purchase payment of $24,000 and no subsequent purchase payments are made to the contract. Assume that there have been no withdrawals made during the life of the contract and the contract was issued prior to the owner's 70th birthday. On the day we calculate the death benefit, the contract value is $91,500.

BASED UPON THE ASSUMPTIONS ABOVE, THE FOLLOWING SHOWS HOW WE WOULD DO THE CALCULATION.



     Contract value on the date we calculate benefit                                                    =   $    91,500

     Total Amount of Purchase Payments (Initial Purchase payment of $24,000)                            =   $    24,000

     Earnings equal to the contract value minus total amount of purchase payments ($91,500 - $24,000)   =   $    67,500

     Maximum allowable Earning of 250% of total purchase payments excluding any purchase payments
     made in the 12 months prior to calculation of benefit or after the date of death (2.50 X $24,000)  =   $    60,000

     40% of your Maximum Allowable Earnings ($60,000 X 40%)                                             =   $    24,000

     TOTAL DEATH BENEFIT

     equals the contract value on the date we calculate the benefit plus 40% of your
     Maximum Allowable Earnings ($91,500+$24,000)                                                       =   $   115,500



EXAMPLE 4:

Assume that the contract is purchased prior to the owner's 70th birthday with an initial purchase payment of $24,000. Assume that there is a $21,000 subsequent purchase payment made to the contract in the 12 months prior to the calculation of the death benefit. On the day we calculate the death benefit, the contract value is $91,500.

BASED UPON THE ASSUMPTIONS ABOVE, THE FOLLOWING SHOWS HOW WE WOULD DO THE CALCULATION.



     Contract value on the date we calculate benefit                                                    =   $    91,500

     Total Amount of Purchase Payments ($24,000 + $21,000 )                                             =   $    45,000

     Earnings equal to the contract value minus total amount of purchase payments ($91,500 - $45,000)   =   $    46,500

     Maximum allowable Earning of 250% of total purchase payments excluding any purchase payments
     made in the 12 months prior to calculation of benefit or after the date of death (2.50 X $24,000)  =   $    60,000

     40% of your Earnings ($46,500 X 40%)                                                               =   $    18,600

     TOTAL DEATH BENEFIT

     equals the contract value on the date we calculate the benefit plus 40% of your
     Earnings ($91,500+$18,600)                                                                         =   $   110,100



EXAMPLE 5:

Assume that the contract is purchased with an initial purchase payment of $24,000 and no subsequent purchase payments are made to the contract. Assume that there have been no withdrawals made during the life of the contract and the contract was issued when the owner was age 72. On the day we calculate the death benefit, the contract value is $45,000.

BASED UPON THE ASSUMPTIONS ABOVE, THE FOLLOWING SHOWS HOW WE WOULD DO THE CALCULATION.



     Contract value on the date we calculate benefit                                                    =   $    45,000

     Total Amount of Purchase Payments (Initial Purchase payment of $24,000)                            =   $    24,000

     Earnings equal to the contract value minus total amount of purchase payments ($45,000 - $24,000)   =   $    21,000

     Maximum allowable Earning of 250% of total purchase payments excluding any purchase payments
     made in the 12 months prior to calculation of benefit or after the date of death (2.50 X $24,000)  =   $    60,000

     25% of your Earnings ($21,000 X 25%)                                                               =   $     5,250

     TOTAL DEATH BENEFIT

     equals the contract value on the date we calculate the benefit plus 25% of your
     Earnings ($45,000+$5,250)                                                                          =   $    50,250

                                   APPENDIX B

ACCUMULATION UNIT VALUE HISTORY

Sales of this product began in January of 2005, and therefore December 31, 2004 Accumulation Unit value history is not available.

                      SPINNAKER(R) CHOICE VARIABLE ANNUITY
                       STATEMENT OF ADDITIONAL INFORMATION

         INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
                                    ISSUED BY
                           SYMETRA SEPARATE ACCOUNT C
                                       AND
                         SYMETRA LIFE INSURANCE COMPANY

This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus for the Individual Flexible Premium Deferred Variable Annuity Contract.

The prospectus concisely sets forth information that a prospective investor should know before investing. For a copy of the prospectus, call 1-877-796-3872 or write to Symetra Life Insurance Company, Retirement Services Department, P.O. Box 3882, Seattle, Washington 98124-3882.

This Statement of Additional Information and the prospectus are both dated April 29, 2005.

                                TABLE OF CONTENTS

                                                                                     PAGE
                                                                                     ----
GENERAL INFORMATION                                                                     2
SERVICES                                                                                2
   Experts                                                                              2
   Independent Registered Public Accounting Firm                                        2
PURCHASE OF CONTRACTS                                                                   2
UNDERWRITER                                                                             3
ADDITIONAL TAX INFORMATION                                                              3
   Note                                                                                 3
   General                                                                              3
   Non-Qualified Annuity Contracts                                                      4
   Tax Treatment of Withdrawals - Non-qualified Annuity Contracts                       4
   Qualified Contracts                                                                  4
   Tax Treatment of Withdrawals - Qualified Contracts                                   6
   Tax Sheltered Annuities - Withdrawal Limitations                                     7
   Income Tax Withholding                                                               7
   Diversification                                                                      7
ANNUITY PROVISIONS                                                                      8
   Annuity Unit Value                                                                   8
   Variable Annuity Payments                                                            8
   Fixed Annuity Payments                                                               9
   Payments Based on a Number of Years                                                 10
FINANCIAL STATEMENTS                                                                   11

                               GENERAL INFORMATION

Symetra Life Insurance Company ("the Company", "we", and "us"), is a wholly-owned subsidiary of Symetra Financial Corporation, a holding company whose subsidiaries are engaged primarily in insurance and financial services businesses. Symetra Life Insurance Company was incorporated as a stock life insurance company under Washington law on January 23, 1957 under the name Safeco Life Insurance Company. On September 1, 2004, Safeco Life Insurance Company changed its name to Symetra Life Insurance Company.

We established Symetra Separate Account C ("the Separate Account") to hold assets that underlie contract values invested in the portfolios. The Separate Account meets the definition of "separate account" under Washington State law and under the federal securities laws. Although the Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended, this registration does not involve supervision of the management of the Separate Account or the Company by the SEC. We maintain records of all Separate Account purchases and redemptions of the shares of the portfolios.

Accumulation units and variable annuity payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it. Since the Separate Account is always fully invested in the shares of the portfolios, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions. The contract owner bears the entire investment risk. There can be no assurance that the aggregate value in the contract and amount of variable annuity payments will equal or exceed the purchase payments made under a contract.

                                    SERVICES

EXPERTS
The financial statements of Symetra Separate Account C at December 31, 2004 and for each of the two years in the period then ended and the consolidated financial statements of Symetra Life Insurance Company and Subsidiaries at December 31, 2004 (Successor) and 2003 (Predecessor) and from August 2, 2004 through December 31, 2004 (Successor) and the period from January 1, 2004 through August 1, 2004, and for each of the two years ended December 31, 2003 (Predecessor), appearing in this Statement of Additional Information and Registration Statement, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The principal business address of Ernst & Young LLP is 999 Third Avenue, Suite 3500, Seattle, WA 98104-4086.

                              PURCHASE OF CONTRACTS

The contracts will be sold by licensed insurance agents in states where the contracts may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the National Association of Securities Dealers, Inc. (NASD).

The amount of the contingent deferred sales charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. Any reduction of the contingent deferred sales charge will be determined by us after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with us will be considered. Per contract sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the contracts with fewer sales contacts.

4. There may be other circumstances, of which we are not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, we determine that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the contingent deferred sales charge.

The contingent deferred sales charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will reductions or elimination of the contingent deferred sales charge be permitted where reductions or elimination will be unfairly discriminatory to any person.

                                   UNDERWRITER

Symetra Securities, Inc. (SSI), an affiliate of the Company, acts as the principal underwriter for the contracts pursuant to a distribution agreement with us. SSI is located at 4854 154th Place NE, Redmond, WA 98052. The contracts issued by the Separate Account are offered on a continuous basis. For the years ended 2004, 2003 and 2002, SSI received,$6,147,812, $6,760,198 and $5,031,478 in commissions for the distribution of all annuity contracts funded through the Separate Account. SSI does not retain any portion of the commissions.

                           ADDITIONAL TAX INFORMATION

NOTE
The following description is based upon the Company's understanding of current federal income tax law applicable to annuities in general. Tax laws are complex and subject to change. We cannot predict the probability that any changes in the interpretation of or the laws themselves, will occur. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. We do not guarantee the tax status of the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described in this Statement of Additional Information or the prospectus may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

GENERAL
Section 72 of the Internal Revenue Code of 1986, as amended, ("the Code") governs taxation of annuities in general. An owner is generally not taxed on increases in the value of a contract until distribution occurs, either in the form of a lump sum payment, a withdrawal, or as annuity payments under the option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is generally taxed on the portion of the payment that exceeds the cost basis in the contract. For a partial withdrawal payment under a non-qualified contract, the recipient is taxed on a last-in, first-out basis, meaning taxable income is withdrawn before the costs basis of the contract is withdrawn. Qualified contracts are taxed on a pro-rata basis. The cost basis is generally the amount of non-deductible purchase payments which for qualified contracts there may be zero. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. The exclusion amount for payments based on a fixed annuity is determined by multiplying the payment by the ratio that the cost basis of the contract (adjusted for any period certain or refund feature) bears to the expected return under the contract. The exclusion amount for payments based on a variable annuity is determined by dividing the cost basis of the contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the contract has been recovered (I.E. when the total of the excludable amounts equals the investment in the contract) are generally fully taxable. For certain types of retirement plans there may be no cost basis in the contract within the meaning of Section 72 of the Code resulting in the annuity payments being fully includable in taxable income. Owners, payees and beneficiaries under the contracts should seek competent financial advice about the tax consequences of any distributions.

Any death benefits paid under the contract are generally taxable to the beneficiary. The rules governing the taxation of distributions from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

NON-QUALIFIED ANNUITY CONTRACTS
Individuals may purchase non-qualified annuity contracts without any purchase payment limits imposed under the Code. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until withdrawn. If the contract value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includable in gross income.

Under Section 72(u) of the Code, the earnings on purchase payments for the contracts will be taxed currently to the owner if the owner is not a natural person, E.G., a corporation or certain other entities. Such contracts will generally not be treated as annuities for federal income tax purposes. This treatment is not applied to contracts held by certain trusts or other entities as an agent for a natural person or to hold qualified retirement plan assets. Purchasers who are not natural persons should consult their own tax counsel or other tax adviser before purchasing a contract.

Under the Code, if two or more non-qualified annuity contracts are purchased from the same company within the same calendar year, they are treated as one annuity contract for purposes of determining the tax consequences of any distribution. As a result, withdrawals from any of such contracts will be taxed based upon the income in all of the contracts aggregated in the same calendar year. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple contracts. For purposes of the aggregation rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. You should consult a tax adviser prior to purchasing more than one annuity in any calendar year.

TAX TREATMENT OF WITHDRAWALS - NON-QUALIFIED ANNUITY CONTRACTS
In addition to ordinary income tax, withdrawals from the contract may be subject to a ten percent (10%) penalty applied to the income portion of any premature withdrawals. The penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (e) under an immediate annuity; or
(f) which are allocable to purchase payments made prior to August 14, 1982. With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

The above information does not apply to qualified contracts. However, separate tax withdrawal penalties and restrictions may apply to such qualified contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

QUALIFIED CONTRACTS

1. The following describes contracts offered to individual contract owners in order to allow individuals to accumulate savings for retirement. If your contract is issued as an Individual Retirement Annuity ("IRA") or Roth Individual Retirement Annuity ("Roth IRA"), then we will issue the contract with language intended to qualify the contract as an IRA or Roth IRA. We will also provide the necessary administrative procedures to administer IRAs and Roth IRAs in accordance with IRS requirements governing the sponsors of IRAs and Roth IRAs subject to the accuracy and completeness of the information you provide us.

a.   Individual Retirement Annuities

     Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional IRA. (The Company does not offer SEP IRAs or SIMPLE IRAs under this contract.) Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Under certain conditions, distributions from other IRAs and other retirement plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

b.   Roth Individual Retirement Annuities

     Section 408A of the Code permits eligible individuals to make nondeductible contributions to Roth IRAs. Section 408A includes limits on how much you may contribute to a Roth IRA and when distributions may commence. Qualified distributions from Roth IRAs are excluded from taxable gross income. "Qualified distributions" are distributions which (a) are made more than five years after the taxable year of the first contribution to a Roth IRA, and (b) meet any of the following conditions; (1) the annuity owner has reached age 59 1/2; (2) the distribution is paid to a beneficiary after the owner's death; (3) the annuity owner is disabled; or (4) the distribution will be used for a first time home purchase. (Qualified distributions for first time home purchases may not exceed $10,000.) Non-qualified distributions are includable in taxable gross income only to the extent that they exceed the contributions made to the Roth IRA. The taxable portion of a non-qualified distribution may be subject to the 10% penalty tax.

     Subject to certain limitations, you may convert a traditional IRA to a Roth IRA. You will be required to include the taxable portion of the conversion in your taxable gross income, but you will not be required to pay the 10% penalty tax.

2. The following described contracts are offered to participants of employer-sponsored retirement plans. Owners, annuitants and beneficiaries are cautioned that benefits under a retirement plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Contracts issued in connection with retirement plans include special provisions that may restrict or modify the contract provisions and administrative services described in the prospectus. Generally, contracts issued pursuant to retirement plans are not transferable except upon surrender or annuitization. The tax rules regarding retirement plans are very complex and will have differing applications depending on individual facts and circumstances.

     On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE
     V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts sold by the Company in connection with retirement plans will utilize annuity purchase rate tables which do not differentiate on the basis of sex. Such annuity purchase rate tables will also be available for use in connection with certain non-qualified deferred compensation plans.

     a.   Tax Sheltered Annuity

     Section 403(b) of the Code permits the purchase of "Tax Sheltered Annuities" ("TSA") by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includable in the gross income of the employees until the employees receive distributions from the contracts. The amount of contributions to the TSA is limited to certain maximums imposed by the

     Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

     b.   Deferred Compensation Plans

     Section 457 of the Code permits governmental and certain other tax exempt employers to establish deferred compensation plans for the benefit of their employees. The Code establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includable in the employees' gross income until distributed from the plan. Special rules apply to deferred compensation plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

TAX TREATMENT OF WITHDRAWALS - QUALIFIED CONTRACTS
In the case of a withdrawal under a tax-qualified contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan.
Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from certain retirement plans, including contracts issued and qualified under Code Sections 403(b) (Tax Sheltered Annuities), 408 (Individual Retirement Annuities), and 408A (Roth Individual Retirement Annuities). To the extent amounts are not includable in gross income because they have been rolled over to an IRA or to another eligible plan, no tax penalty will be imposed. The following describes the early withdrawal penalties for IRAs:

The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the owner reaches age 59 1/2;
(b) distributions following the death or disability of the owner (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of such owner and his or her designated beneficiary; (d) distributions made to the owner who has separated from service after he or she has attained age 55; (e) distributions made to the owner to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the owner for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to qualified domestic relations order; (g) distributions made to pay health insurance premiums for an unemployed owner; (h) distributions made to pay qualified higher education expenses; (i) distributions made to an owner for first home purchases; and (j) distributions due to an IRS levy. The exceptions stated in (d), and (f) above do not apply in the case of an IRA or Roth IRA. The exception stated in (c) above applies to an IRA and Roth IRA without the requirement that there be a separation from service. The exceptions stated in (g), (h), and (i) above do not apply in the case of a TSA.

Generally, distributions from a retirement plan must commence no later than April 1st of the calendar year, following the year in which the employee attains age 70 1/2. Distributions from a TSA or Deferred Compensation Plan may, however, be deferred until actual retirement, if later. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Roth IRAs are not subject to the required minimum distribution rule. Distributions from a Roth IRA may be deferred until the death of the owner.

TAX SHELTERED ANNUITIES - WITHDRAWAL LIMITATIONS
The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the owner: (1) attains age 59 1/2; (2) separates from service; (3) dies or becomes disabled (within the meaning of Section 72(m)(7) of the Code); (4) experiences a hardship, or (5) is divorced and the distribution is permitted under a Qualified Domestic Relations Order. Withdrawals for hardship are restricted to the portion of the owner's contract value which represents the contributions made by the owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or transfers between certain retirement plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

INCOME TAX WITHHOLDING
All distributions or any portion(s) thereof which are includable in the gross income of the owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate. Special withholding rules apply to United States citizens residing outside the United States and to non-resident aliens.

Certain distributions from retirement plans qualified under Section 403(b) or from governmental retirement plans qualified under Section 457, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary; b) distributions for a specified period of 10 years or more; c) distributions which are required minimum distributions; d) the portion of distributions not includable in gross income (i.e. returns of after-tax contributions); e) hardship distributions; or f) corrective distributions. You should consult your own tax counsel or other tax adviser regarding income tax withholding.


DIVERSIFICATION
Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts such as the contracts meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

The Treasury Department has issued Regulations (Treas. Reg. 1.817-5), which establish diversification requirements for the portfolios underlying variable contracts such as those described in the prospectus. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if:
(1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all portfolios underlying the contracts will be managed in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which owner control of the investments of the Separate Account will cause the contract owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of owner control which may be exercised under the contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service (IRS) in which it was held that the contract owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as your ability to transfer among portfolios or the number and type of portfolios available, would cause you to be considered the owner of the assets of the separate account resulting in the imposition of federal income tax with respect to earnings allocable to the contract prior to receipt of payments under the contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the contract owner being retroactively determined to be the owner of the assets of the Separate Account.

Due to the uncertainty in this area, the Company reserves the right to modify the contract in an attempt to maintain favorable tax treatment.

                               ANNUITY PROVISIONS

ANNUITY UNIT VALUE
The value of an annuity unit for each portfolio on any date varies to reflect the investment experience of the portfolio, the assumed investment return of 4% on which the applicable Variable Annuity Purchase Rate Table is based, and the deduction for charges assessed and imposed by the Company, including a mortality and expense risk charge, asset related administration charge, and, if applicable, a charge for premium taxes.

For any valuation period the value of an annuity unit is determined by multiplying the value of an annuity unit for each portfolio, as of the immediately preceding valuation period by the Net Investment Factor(s) for the valuation period for which the value is being calculated, and dividing the result by the Assumed Investment Factor to adjust for the assumed investment return of 4% used in calculating the applicable Variable Annuity Purchase Rate Table.

The Net Investment Factor is a number that represents the change in the accumulation unit value of a portfolio on successive days when the NYSE is open for regular trading. The Net Investment Factor for any portfolio for any valuation day is determined by taking the accumulation unit value of the portfolio as of the current valuation day, and dividing it by the accumulation unit value for the preceding day. The Net Investment Factor will likely be different from the Assumed Investment Factor, and therefore the annuity unit value will usually increase or decrease.

The Assumed Investment Factor for a one day valuation period is 1.00010746. This factor neutralizes the assumed investment return of 4% in the Variable Annuity Purchase Rate Table in the contract.

VARIABLE ANNUITY PAYMENTS
The amount of the first annuity payment under a contract is generally determined on the basis of the annuity option selected, the annuity purchase rate, the age and sex of the annuitant, and the annuity date. The amount of the first payment is the sum of the payments from each portfolio determined by applying the value of the contract used to purchase variable annuity payments, after deduction for premium taxes, if applicable, as of the 15th day of the preceding month, to the Variable Annuity Purchase Rate Table contained in the contract (which is guaranteed for the duration of the contract).

The number of annuity units attributed to a portfolio is the amount of the first annuity payment attributable to that portfolio divided by the value of the applicable annuity unit for that portfolio as of the 15th day of the month preceding the annuity date. The number of annuity units attributed to the variable annuity payment each month remains constant unless the owner changes portfolio elections. The value of an annuity unit will usually increase or decrease from one month to the next.

The dollar amount of each variable annuity payment after the first is the sum of the payments from each portfolio, which are determined by multiplying the number of annuity units credited for that portfolio by the annuity unit value of that portfolio as of the 15th of the month preceding the annuity payment.

To illustrate the manner in which variable annuity payments are determined we have provided the following example. Item (4) in the example shows the applicable monthly payment rate (which varies depending on the Variable Annuity Purchase Rate Table used in the contract) for an annuitant with an adjusted age 63, where an owner has elected a variable life annuity with a guaranteed period of 10 years with the assumed investment return of 4%. (The "Life Annuity with Guaranteed Period" option is described in the prospectus).

     (1)   Assumed number of accumulation units in a portfolio on maturity date                         25,000

     (2)   Assumed value of an accumulation unit in a portfolio at maturity                   $        12.5000

     (3)   Cash value of contract at maturity, (1) X (2)                                      $        312,500

     (4)   Consideration required to purchase $1 of monthly annuity from Variable
           Annuity Purchase Rate Table                                                        $         200.20

     (5)   Amount of first payment from a portfolio, (3) divided by (4)                       $       1,560.94

     (6)   Assumed value of annuity unit in a portfolio at maturity                           $        13.0000

     (7)   Number of annuity units attributed to a portfolio, (5) divided by (6)                      120.0723

The $312,500 value at maturity provides a first payment from the portfolio of $1,560.94, and payments thereafter of the varying dollar value of 120.0723 annuity units. The amount of subsequent payments from the portfolio is determined by multiplying 120.0723 units by the value of an annuity unit in the portfolio on the applicable valuation date. For example, if that unit value is $13.25, the monthly payment from the portfolio will be 120.0723 multiplied by $13.25, or $1,590.96.

However, the value of the annuity unit depends on the investment experience of the portfolio. Thus in the example above, if the Net Investment Factor for the following month was less than the assumed investment return of 4%, the annuity unit would decline in value. If the annuity unit value declined to $12.75 the succeeding monthly payment would then be 120.0723 X $12.75, or $1,530.92.

For the sake of simplicity the foregoing example assumes that all of the annuity units are in one portfolio. If there are annuity units in two or more portfolios, the annuity payment from each portfolio is calculated separately, in the manner illustrated, and the total monthly payment is the sum of the payments from the portfolios.

FIXED ANNUITY PAYMENTS
The amount of fixed annuity payments under a life annuity option (other than Payments Based on a Number of Years) remains constant and is determined by applying the value of the contract used to purchase fixed annuity payments, after deduction for premium taxes, if applicable, to the Fixed Annuity Purchase Rate Table contained in the contract. Symetra Life may substitute more favorable payment rates for the rates in the Fixed Annuity Purchase Rate Table on a non-discriminatory basis. The amount of fixed annuity payments under the Payments Based on a Number of Years annuity option is determined by taking the value of the contract over the term chosen at the minimum interest rate guaranteed under the contract.

PAYMENTS BASED ON A NUMBER OF YEARS
This option is designed so that payments from the contract will meet the IRS definition of "amounts received as an annuity" and will have an exclusion ratio (for fixed interest annuities) or an excludable amount (for variable annuities) applied to each payment. The exclusion ratio (or excludable amount) determines which part of the payment is a return of after-tax investment in the contract and which part is a taxable distribution of earnings. In order for payments from a nonqualified annuity to be treated as "an amount received as an annuity," the following requirements must be met:

   FIXED PAYMENTS
   - The amount of each payment must be determinable on the annuity date for the specified term. We calculate Payments Based on a Number of Years by amortizing the contract value on the annuity date at 3% (or the contract minimum interest guarantee, if less) over a term selected by the contract owner, but not less than 5 years nor more than the number of years to the annuitant's age 100. The expected return is the calculated payment amount times the number of payments (term times payment frequency). The exclusion ratio is the cost basis divided by the expected return.

   - If the contract earns more than the contract's minimum guaranteed interest rate, then payments will continue beyond the specified term until the account is exhausted.

   VARIABLE PAYMENTS
   - Because the annuity value of variable annuities is, by definition, variable over time, the amount of future payments can not be determinable on the annuity date for the term specified by the owner. The IRS requires payments to be made over the term, but allows payments to fluctuate from year to year to reflect gains or losses in excess of the original return assumption. For the first full year of payments under the Payments Based on a Number of Years annuity option, we calculate payment(s) by amortizing the contract value on the annuity date using interest rates ranging from 3% to 120% of the applicable federal mid-term rate (AFR). At the beginning of each subsequent year, we recalculate the payment by amortizing the end of year contract value over the remaining term using the original interest rate assumption. This annual recalculation causes the value of the portfolios to be exhausted by the end of the specified term. The excludable amount is the cost basis (after-tax investment in the contract) divided by the expected number of payments (the term in years times the number of payments per year).

Payments Based on a Number of Years may be stopped upon death of the annuitant or at full surrender of the contract. The refund equals the full value of the undistributed accumulation units (and fixed account value, if any).

To illustrate how the Payments Based on a Number of Years annuity option for the variable portion of the contract is calculated, assume that Contract Owner A elects the Payments Based on a Number of Years annuity option and:

   - Accumulation unit values for all portfolios on the annuity starting date equal $100,000;
   -   Assumed investment return is 4%; and
   - Policyholder A elects to receive annual payments at the beginning of the year for 20 years.

Under this scenario, Contract Owner A's first annual payment is $7,075.17. This is determined by calculating the payment amount which would reduce the present $100,000 accumulation value to zero over 20 years assuming an investment return of 4%. We then liquidate accumulation unit values equal to $7,075.17 for the first annual payment. Now assume that the $92,924.83 remaining balance in one year grows with investment gains to $100,000.

Based off of this, Contract Owner A's second annual payment is $7,321.02. This is determined by calculating the new payment amount that would reduce the present $100,000 accumulation value to zero over the remaining 19 years, assuming an investment return of 4%.

In the third year, assume that the $92,678.98 remaining balance, after another year, declines with investment losses to $90,000. Contract Owner A's third annual payment is $6,835.96. This is determined by calculating the amount that would reduce the present $90,000 accumulation value to zero over the remaining 18 years, assuming an investment return of 4%. We then liquidate accumulation unit values equal to $6,835.96 to make the third payment.

This annual recalculation process continues until the accumulation units are exhausted.

                              FINANCIAL STATEMENTS

The Audited Consolidated Financial Statements of Symetra Life Insurance Company and Subsidiaries included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the contract. They should not be considered as bearing upon the investment experience of the Separate Account or its portfolios.

Symetra Separate Account C (formerly Safeco Separate Account C)

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2004

                                                                                        SUB-ACCOUNTS
                                                         -------------------------------------------------------------------------
                                                              AIM            AIM                           AIM            AIM
                                                          AGGRESSIVE       CAPITAL          AIM          HEALTH      INTERNATIONAL
                                                            GROWTH       DEVELOPMENT      GROWTH        SCIENCES        GROWTH
                                                         -------------------------------------------------------------------------
ASSETS:
   Investments in Underlying
      Portfolios, at Cost                                $   8,152,440  $     235,496  $   7,510,658  $   1,141,495  $     441,112
                                                         =============  =============  =============  =============  =============
         SHARES OWNED                                          651,222         18,550        374,266         65,629         25,913
      Investments, at Fair Value                         $   7,710,470  $     272,310  $   6,006,968  $   1,240,389  $     512,296
      Dividends Receivable                                           -              -              -              -              -
                                                         -------------  -------------  -------------  -------------  -------------
      Total Assets                                           7,710,470        272,310      6,006,968      1,240,389        512,296

LIABILITIES:
         Total Liabilities                                           -              -              -              -              -
                                                         -------------  -------------  -------------  -------------  -------------
NET ASSETS                                               $   7,710,470  $     272,310  $   6,006,968  $   1,240,389  $     512,296
                                                         =============  =============  =============  =============  =============

SPINNAKER & MAINSAIL
   NET ASSETS                                            $   7,214,403  $     227,271  $   5,468,762  $     751,397  $     435,590
   ACCUMULATION UNITS OUTSTANDING                            1,103,346         15,515      1,202,577         59,786         27,750
   ACCUMULATION UNIT VALUE                               $       6.539  $      14.648  $       4.548  $      12.568  $      15.697

SPINNAKER ADVISOR
   NET ASSETS                                            $     496,067  $      45,039  $     538,206  $     488,992  $      76,706
   ACCUMULATION UNITS OUTSTANDING                               81,209          3,077        123,188         38,940          4,891
   ACCUMULATION UNIT VALUE                               $       6.109  $      14.636  $       4.369  $      12.558  $      15.684

SPINNAKER WITH ENHANCED EARNINGS BENEFIT (EEB)
   NET ASSETS                                            $           -  $           -                 $           -  $           -
   ACCUMULATION UNITS OUTSTANDING                                    -              -                             -              -
   ACCUMULATION UNIT VALUE                               $           -  $           -                 $           -  $           -

SPINNAKER WITH GUARANTEED MINIMUM DEATH BENEFIT (GMDB)
   NET ASSETS                                            $           -  $           -                 $           -  $           -
   ACCUMULATION UNITS OUTSTANDING                                    -              -                             -              -
   ACCUMULATION UNIT VALUE                               $           -  $           -                 $           -  $           -

SPINNAKER WITH EEB & GMDB
   NET ASSETS                                            $           -  $           -                 $           -  $           -
   ACCUMULATION UNITS OUTSTANDING                                    -              -                             -              -
   ACCUMULATION UNIT VALUE                               $           -  $           -                 $           -  $           -

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                        SUB-ACCOUNTS
                                                         -------------------------------------------------------------------------
                                                              AIM         AMERICAN       AMERICAN       AMERICAN       AMERICAN
                                                             REAL          CENTURY        CENTURY        CENTURY        CENTURY
                                                            ESTATE        BALANCED     INTERNATIONAL      ULTRA          VALUE
                                                         -------------------------------------------------------------------------
ASSETS:
   Investments in Underlying
      Portfolios, at Cost                                $   9,716,251  $  17,086,725  $  15,584,370  $     362,668  $   2,165,444
                                                         =============  =============  =============  =============  =============
         SHARES OWNED                                          774,244      2,506,547      1,898,660         39,645        280,304
      Investments, at Fair Value                         $  14,811,293  $  18,247,664  $  13,955,152  $     402,795  $   2,452,753
      Dividends Receivable                                           -              -              -              -              -
                                                         -------------  -------------  -------------  -------------  -------------
      Total Assets                                          14,811,293     18,247,664     13,955,152        402,795      2,452,753

LIABILITIES:
         Total Liabilities                                           -              -              -              -              -
                                                         -------------  -------------  -------------  -------------  -------------
NET ASSETS                                               $  14,811,293  $  18,247,664  $  13,955,152  $     402,795  $   2,452,753
                                                         =============  =============  =============  =============  =============

SPINNAKER & MAINSAIL
   NET ASSETS                                            $  11,537,386  $  14,172,673  $  12,969,472  $     326,316  $   2,005,263
   ACCUMULATION UNITS OUTSTANDING                              565,997      1,222,473      1,553,840         25,283        160,794
   ACCUMULATION UNIT VALUE                               $      20.384  $      11.593  $       8.347  $      12.906  $      12.471

SPINNAKER ADVISOR
   NET ASSETS                                            $   3,273,907  $   4,074,991  $     985,680  $      76,479  $     447,490
   ACCUMULATION UNITS OUTSTANDING                              167,160        407,679        145,843          5,931         35,929
   ACCUMULATION UNIT VALUE                               $      19.585  $       9.996  $       6.758  $      12.896  $      12.454

SPINNAKER WITH ENHANCED EARNINGS BENEFIT (EEB)
   NET ASSETS                                            $           -  $           -  $           -  $           -  $           -
   ACCUMULATION UNITS OUTSTANDING                                    -              -              -              -              -
   ACCUMULATION UNIT VALUE                               $           -  $           -  $           -  $           -  $           -

SPINNAKER WITH GUARANTEED MINIMUM DEATH BENEFIT (GMDB)
   NET ASSETS                                            $           -  $           -  $           -  $           -  $           -
   ACCUMULATION UNITS OUTSTANDING                                    -              -              -              -              -
   ACCUMULATION UNIT VALUE                               $           -  $           -  $           -  $           -  $           -

SPINNAKER WITH EEB & GMDB
   NET ASSETS                                            $           -  $           -  $           -  $           -  $           -
   ACCUMULATION UNITS OUTSTANDING                                    -              -              -              -              -
   ACCUMULATION UNIT VALUE                               $           -  $           -  $           -  $           -  $           -

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                        SUB-ACCOUNTS
                                                         -------------------------------------------------------------------------
                                                                           DREYFUS        DREYFUS        DREYFUS        DREYFUS
                                                            DREYFUS        MIDCAP         QUALITY       SOCIALLY         STOCK
                                                         APPRECIATION       STOCK          BOND        RESPONSIBLE       INDEX
                                                         -------------------------------------------------------------------------
ASSETS:
   Investments in Underlying
      Portfolios, at Cost                                $   8,389,339  $  21,565,703  $  10,803,231  $   4,108,204  $   9,170,922
                                                         =============  =============  =============  =============  =============
         SHARES OWNED                                          250,177      1,530,339        934,849        143,557        329,796
      Investments, at Fair Value                         $   8,896,296  $  26,964,576  $  10,666,626  $   3,613,326  $  10,190,700
      Dividends Receivable                                           -              -              -              -              -
                                                         -------------  -------------  -------------  -------------  -------------
      Total Assets                                           8,896,296     26,964,576     10,666,626      3,613,326     10,190,700

LIABILITIES:
         Total Liabilities                                           -              -              -              -              -
                                                         -------------  -------------  -------------  -------------  -------------
NET ASSETS                                               $   8,896,296  $  26,964,576  $  10,666,626  $   3,613,326  $  10,190,700
                                                         =============  =============  =============  =============  =============

SPINNAKER & MAINSAIL
   NET ASSETS                                            $   6,698,484  $  17,799,339  $   6,216,345  $   3,199,367  $   5,451,916
   ACCUMULATION UNITS OUTSTANDING                              749,658      1,459,796        486,878        521,728        413,432
   ACCUMULATION UNIT VALUE                               $       8.935  $      12.193  $      12.768  $       6.132  $      13.187

SPINNAKER ADVISOR
   NET ASSETS                                            $   2,197,812  $   9,165,237  $   4,450,281  $     413,959  $   4,738,784
   ACCUMULATION UNITS OUTSTANDING                              257,343        811,373        359,839         71,622        359,654
   ACCUMULATION UNIT VALUE                               $       8.540  $      11.296  $      12.367  $       5.780  $      13.176

SPINNAKER WITH ENHANCED EARNINGS BENEFIT (EEB)
   NET ASSETS                                            $           -  $           -  $           -  $           -  $           -
   ACCUMULATION UNITS OUTSTANDING                                    -              -              -              -              -
   ACCUMULATION UNIT VALUE                               $           -  $           -  $           -  $           -  $           -

SPINNAKER WITH GUARANTEED MINIMUM DEATH BENEFIT (GMDB)
   NET ASSETS                                            $           -  $           -  $           -  $           -  $           -
   ACCUMULATION UNITS OUTSTANDING                                    -              -              -              -              -
   ACCUMULATION UNIT VALUE                               $           -  $           -  $           -  $           -  $           -

SPINNAKER WITH EEB & GMDB
   NET ASSETS                                            $           -  $           -  $           -  $           -  $           -
   ACCUMULATION UNITS OUTSTANDING                                    -              -              -              -              -
   ACCUMULATION UNIT VALUE                               $           -  $           -  $           -  $           -  $           -

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                        SUB-ACCOUNTS
                                                         -------------------------------------------------------------------------
                                                            DREYFUS       FEDERATED      FEDERATED      FEDERATED      FIDELITY
                                                          TECHNOLOGY       CAPITAL      HIGH INCOME   INTERNATIONAL      ASSET
                                                            GROWTH         INCOME          BOND          EQUITY         MANAGER
                                                         -------------------------------------------------------------------------
ASSETS:
   Investments in Underlying
      Portfolios, at Cost                                $   5,189,046  $   4,211,973  $   7,920,806  $   3,959,112  $     410,964
                                                         =============  =============  =============  =============  =============
         SHARES OWNED                                          531,686        374,358        979,256        215,072         28,936
      Investments, at Fair Value                         $   4,636,305  $   3,320,552  $   8,029,898  $   2,843,233  $     429,702
      Dividends Receivable                                           -              -              -              -              -
                                                         -------------  -------------  -------------  -------------  -------------
      Total Assets                                           4,636,305      3,320,552      8,029,898      2,843,233        429,702

LIABILITIES:
         Total Liabilities                                           -              -              -              -              -
                                                         -------------  -------------  -------------  -------------  -------------
NET ASSETS                                               $   4,636,305  $   3,320,552  $   8,029,898  $   2,843,233  $     429,702
                                                         =============  =============  =============  =============  =============

SPINNAKER & MAINSAIL
   NET ASSETS                                            $   3,989,941  $   3,178,995  $   5,814,109  $   2,843,233  $     327,853
   ACCUMULATION UNITS OUTSTANDING                            1,054,164        252,264        395,158        177,334         28,191
   ACCUMULATION UNIT VALUE                               $       3.785  $      12.602  $      14.713  $      16.033  $      11.630

SPINNAKER ADVISOR
   NET ASSETS                                            $     646,364  $     141,557  $   2,215,789                 $     101,849
   ACCUMULATION UNITS OUTSTANDING                              187,997         18,797        183,641                         8,765
   ACCUMULATION UNIT VALUE                               $       3.438  $       7.531  $      12.066                 $      11.620

SPINNAKER WITH ENHANCED EARNINGS BENEFIT (EEB)
   NET ASSETS                                            $           -  $           -  $           -                 $           -
   ACCUMULATION UNITS OUTSTANDING                                    -              -              -                             -
   ACCUMULATION UNIT VALUE                               $           -  $           -  $           -                 $           -

SPINNAKER WITH GUARANTEED MINIMUM DEATH BENEFIT (GMDB)
   NET ASSETS                                            $           -  $           -  $           -                 $           -
   ACCUMULATION UNITS OUTSTANDING                                    -              -              -                             -
   ACCUMULATION UNIT VALUE                               $           -  $           -  $           -                 $           -

SPINNAKER WITH EEB & GMDB
   NET ASSETS                                            $           -  $           -  $           -                 $           -
   ACCUMULATION UNITS OUTSTANDING                                    -              -              -                             -
   ACCUMULATION UNIT VALUE                               $           -  $           -  $           -                 $           -

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                        SUB-ACCOUNTS
                                                         -------------------------------------------------------------------------
                                                                          FIDELITY                      FIDELITY       FIDELITY
                                                           FIDELITY        EQUITY        FIDELITY       GROWTH &        GROWTH
                                                          CONTRAFUND       INCOME         GROWTH         INCOME      OPPORTUNITIES
                                                         -------------------------------------------------------------------------
ASSETS:
   Investments in Underlying
      Portfolios, at Cost                                $  25,982,085  $   4,957,979  $  23,848,390  $  10,302,164  $   8,261,218
                                                         =============  =============  =============  =============  =============
         SHARES OWNED                                        1,077,637        219,180        670,179        808,706        456,542
      Investments, at Fair Value                         $  28,686,673  $   5,560,587  $  21,452,442  $  11,249,102  $   7,336,623
      Dividends Receivable                                           -              -              -              -              -
                                                         -------------  -------------  -------------  -------------  -------------
      Total Assets                                          28,686,673      5,560,587     21,452,442     11,249,102      7,336,623

LIABILITIES:
         Total Liabilities                                           -              -              -              -              -
                                                         -------------  -------------  -------------  -------------  -------------
NET ASSETS                                               $  28,686,673  $   5,560,587  $  21,452,442  $  11,249,102  $   7,336,623
                                                         =============  =============  =============  =============  =============

SPINNAKER & MAINSAIL
   NET ASSETS                                            $  28,222,366  $   4,945,108  $  17,728,264  $   7,962,745  $   6,711,347
   ACCUMULATION UNITS OUTSTANDING                            1,980,636        357,159      2,755,891        857,308        806,216
   ACCUMULATION UNIT VALUE                               $      14.249  $      13.846  $       6.433  $       9.288  $       8.325

SPINNAKER ADVISOR
   NET ASSETS                                            $     464,307  $     615,479  $   3,721,464  $   3,286,357  $     625,276
   ACCUMULATION UNITS OUTSTANDING                               32,897         44,490        610,545        366,583         84,307
   ACCUMULATION UNIT VALUE                               $      14.115  $      13.834  $       6.096  $       8.965  $       7.417

SPINNAKER WITH ENHANCED EARNINGS BENEFIT (EEB)
   NET ASSETS                                            $           -  $           -  $           -  $           -
   ACCUMULATION UNITS OUTSTANDING                                    -              -              -              -
   ACCUMULATION UNIT VALUE                               $           -  $           -  $           -  $           -

SPINNAKER WITH GUARANTEED MINIMUM DEATH BENEFIT (GMDB)
   NET ASSETS                                            $           -  $           -  $       2,714  $           -
   ACCUMULATION UNITS OUTSTANDING                                    -              -            422              -
   ACCUMULATION UNIT VALUE                               $           -  $           -  $       6.424  $           -

SPINNAKER WITH EEB & GMDB
   NET ASSETS                                            $           -  $           -  $           -  $           -
   ACCUMULATION UNITS OUTSTANDING                                    -              -              -              -
   ACCUMULATION UNIT VALUE                               $           -  $           -  $           -  $           -

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                SUB-ACCOUNTS
                                                         ----------------------------------------------------------
                                                           FIDELITY       FRANKLIN       FRANKLIN        MUTUAL
                                                             MONEY          SMALL          U.S.          SHARES
                                                            MARKET           CAP        GOVERNMENT     SECURITIES
                                                         ----------------------------------------------------------
ASSETS:
   Investments in Underlying
      Portfolios, at Cost                                $     232,366  $   6,243,823  $  15,012,413  $   3,307,990
                                                         =============  =============  =============  =============
         SHARES OWNED                                          232,366        357,610      1,151,258        239,996
      Investments, at Fair Value                         $     232,366  $   6,948,361  $  14,782,351  $   3,993,542
      Dividends Receivable                                           -              -              -              -
                                                         -------------  -------------  -------------  -------------
      Total Assets                                             232,366      6,948,361     14,782,351      3,993,542

LIABILITIES:
         Total Liabilities                                           -              -              -              -
                                                         -------------  -------------  -------------  -------------
NET ASSETS                                               $     232,366  $   6,948,361  $  14,782,351  $   3,993,542
                                                         =============  =============  =============  =============

SPINNAKER & MAINSAIL
   NET ASSETS                                            $     186,360  $   5,125,413  $   7,384,699  $   3,608,245
   ACCUMULATION UNITS OUTSTANDING                               18,633        693,543        575,947        310,569
   ACCUMULATION UNIT VALUE                               $      10.002  $       7.390  $      12.822  $      11.618

SPINNAKER ADVISOR
   NET ASSETS                                            $      46,006  $   1,822,948  $   7,397,652  $     382,531
   ACCUMULATION UNITS OUTSTANDING                                4,600        269,050        598,460         32,969
   ACCUMULATION UNIT VALUE                               $      10.001  $       6.776  $      12.360  $      11.603

SPINNAKER WITH ENHANCED EARNINGS BENEFIT (EEB)
   NET ASSETS                                            $           -  $           -  $           -  $           -
   ACCUMULATION UNITS OUTSTANDING                                    -              -              -              -
   ACCUMULATION UNIT VALUE                               $           -  $           -  $           -  $           -

SPINNAKER WITH GUARANTEED MINIMUM DEATH BENEFIT (GMDB)
   NET ASSETS                                            $           -  $           -  $           -  $       2,766
   ACCUMULATION UNITS OUTSTANDING                                    -              -              -            238
   ACCUMULATION UNIT VALUE                               $           -  $           -  $           -  $      11.603

SPINNAKER WITH EEB & GMDB
   NET ASSETS                                            $           -  $           -  $           -  $           -
   ACCUMULATION UNITS OUTSTANDING                                    -              -              -              -
   ACCUMULATION UNIT VALUE                               $           -  $           -  $           -  $           -

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                        SUB-ACCOUNTS
                                                         -------------------------------------------------------------------------
                                                           TEMPLETON      TEMPLETON         ING            ING        J.P. MORGAN
                                                          DEVELOPING       GROWTH        EMERGING        NATURAL     INTERNATIONAL
                                                            MARKETS      SECURITIES       MARKETS       RESOURCES       EQUITY
                                                         -------------------------------------------------------------------------
ASSETS:
   Investments in Underlying
      Portfolios, at Cost                                $   1,202,861  $   2,320,737  $   2,330,455  $   1,622,767  $   4,198,625
                                                         =============  =============  =============  =============  =============
         SHARES OWNED                                          180,226        222,281        281,405        116,946        446,765
      Investments, at Fair Value                         $   1,562,557  $   2,851,864  $   2,234,359  $   2,064,100  $   4,968,027
      Dividends Receivable                                           -              -              -              -              -
                                                         -------------  -------------  -------------  -------------  -------------
      Total Assets                                           1,562,557      2,851,864      2,234,359      2,064,100      4,968,027

LIABILITIES:
         Total Liabilities                                           -              -              -              -              -
                                                         -------------  -------------  -------------  -------------  -------------
NET ASSETS                                               $   1,562,557  $   2,851,864  $   2,234,359  $   2,064,100  $   4,968,027
                                                         =============  =============  =============  =============  =============

SPINNAKER & MAINSAIL
   NET ASSETS                                            $   1,126,554  $   2,531,674  $   2,234,359  $   1,959,393  $   4,561,169
   ACCUMULATION UNITS OUTSTANDING                               84,718        213,751        199,807        110,086        294,273
   ACCUMULATION UNIT VALUE                               $      13.298  $      11.844  $      11.183  $      17.800  $      15.500

SPINNAKER ADVISOR
   NET ASSETS                                            $     436,003  $     319,055                 $     104,707  $     406,858
   ACCUMULATION UNITS OUTSTANDING                               31,623         26,974                         6,868         26,271
   ACCUMULATION UNIT VALUE                               $      13.788  $      11.828                 $      15.247  $      15.487

SPINNAKER WITH ENHANCED EARNINGS BENEFIT (EEB)
   NET ASSETS                                            $           -  $           -                 $           -  $           -
   ACCUMULATION UNITS OUTSTANDING                                    -              -                             -              -
   ACCUMULATION UNIT VALUE                               $           -  $           -                 $           -  $           -

SPINNAKER WITH GUARANTEED MINIMUM DEATH BENEFIT (GMDB)
   NET ASSETS                                            $           -  $       1,135                 $           -  $           -
   ACCUMULATION UNITS OUTSTANDING                                    -             96                             -              -
   ACCUMULATION UNIT VALUE                               $           -  $      11.828                 $           -  $           -

SPINNAKER WITH EEB & GMDB
   NET ASSETS                                            $           -  $           -                 $           -  $           -
   ACCUMULATION UNITS OUTSTANDING                                    -              -                             -              -
   ACCUMULATION UNIT VALUE                               $           -  $           -                 $           -  $           -

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                        SUB-ACCOUNTS
                                                         -------------------------------------------------------------------------
                                                          J.P. MORGAN    J.P. MORGAN                     PIONEER        PIONEER
                                                            MID CAP      U.S. LARGE       PIONEER       EMERGING        EQUITY
                                                             VALUE       CAP EQUITY        BOND          MARKETS        INCOME
                                                         -------------------------------------------------------------------------
ASSETS:
   Investments in Underlying
      Portfolios, at Cost                                $   2,358,858  $   8,361,855  $  10,544,591  $      31,500  $     489,781
                                                         =============  =============  =============  =============  =============
         SHARES OWNED                                          103,939        653,549        923,677          1,614         23,844
      Investments, at Fair Value                         $   2,694,098  $   8,881,726  $  10,723,888  $      32,807  $     493,085
      Dividends Receivable                                           -              -              -              -              -
                                                         -------------  -------------  -------------  -------------  -------------
      Total Assets                                           2,694,098      8,881,726     10,723,888         32,807        493,085

LIABILITIES:
         Total Liabilities                                           -              -              -              -              -
                                                         -------------  -------------  -------------  -------------  -------------
NET ASSETS                                               $   2,694,098  $   8,881,726  $  10,723,888  $      32,807  $     493,085
                                                         =============  =============  =============  =============  =============

SPINNAKER & MAINSAIL
   NET ASSETS                                            $   2,241,825  $   3,837,080  $   8,216,969  $      32,807  $     489,122
   ACCUMULATION UNITS OUTSTANDING                              152,691        486,687        327,632          3,147         47,848
   ACCUMULATION UNIT VALUE                               $      14.682  $       7.884  $      25.080  $      10.425  $      10.222

SPINNAKER ADVISOR
   NET ASSETS                                            $     452,273  $   5,044,646  $   2,506,919  $           -  $       3,963
   ACCUMULATION UNITS OUTSTANDING                               30,830        660,366        203,752              -            388
   ACCUMULATION UNIT VALUE                               $      14.670  $       7.639  $      12.304  $      10.424  $      10.222

SPINNAKER WITH ENHANCED EARNINGS BENEFIT (EEB)
   NET ASSETS                                            $           -                 $           -  $           -  $           -
   ACCUMULATION UNITS OUTSTANDING                                    -                             -              -              -
   ACCUMULATION UNIT VALUE                               $           -                 $           -  $           -  $           -

SPINNAKER WITH GUARANTEED MINIMUM DEATH BENEFIT (GMDB)
   NET ASSETS                                            $           -                 $           -  $           -  $           -
   ACCUMULATION UNITS OUTSTANDING                                    -                             -              -              -
   ACCUMULATION UNIT VALUE                               $           -                 $           -  $           -  $           -

SPINNAKER WITH EEB & GMDB
   NET ASSETS                                            $           -                 $           -  $           -  $           -
   ACCUMULATION UNITS OUTSTANDING                                    -                             -              -              -
   ACCUMULATION UNIT VALUE                               $           -                 $           -  $           -  $           -

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                SUB-ACCOUNTS
                                                         ----------------------------------------------------------
                                                                           PIONEER        PIONEER        PIONEER
                                                            PIONEER        GROWTH         MID-CAP         MONEY
                                                             FUND       OPPORTUNITIES      VALUE         MARKET
                                                         ----------------------------------------------------------
ASSETS:
   Investments in Underlying
      Portfolios, at Cost                                $ 113,694,108  $  95,794,183  $  18,951,307  $   7,979,015
                                                         =============  =============  =============  =============
         SHARES OWNED                                        4,883,262      4,535,771        860,178      7,979,015
      Investments, at Fair Value                         $ 100,448,691  $ 107,860,633  $  21,220,633  $   7,979,015
      Dividends Receivable                                           -              -              -              -
                                                         -------------  -------------  -------------  -------------
      Total Assets                                         100,448,691    107,860,633     21,220,633      7,979,015

LIABILITIES:
         Total Liabilities                                           -              -              -              -
                                                         -------------  -------------  -------------  -------------
NET ASSETS                                               $ 100,448,691  $ 107,860,633  $  21,220,633  $   7,979,015
                                                         =============  =============  =============  =============

SPINNAKER & MAINSAIL
   NET ASSETS                                            $  99,191,453  $ 103,339,925  $  20,469,859  $   6,336,281
   ACCUMULATION UNITS OUTSTANDING                            2,039,802      2,264,792        952,685        366,057
   ACCUMULATION UNIT VALUE                               $      48.628  $      45.629  $      21.487  $      17.310

SPINNAKER ADVISOR
   NET ASSETS                                            $   1,257,238  $   4,520,708  $     750,774  $   1,642,734
   ACCUMULATION UNITS OUTSTANDING                              164,313        421,047         87,945        160,197
   ACCUMULATION UNIT VALUE                               $       7.651  $      10.737  $       8.537  $      10.254

SPINNAKER WITH ENHANCED EARNINGS BENEFIT (EEB)
   NET ASSETS                                            $           -  $           -  $           -  $           -
   ACCUMULATION UNITS OUTSTANDING                                    -              -              -              -
   ACCUMULATION UNIT VALUE                               $           -  $           -  $           -  $           -

SPINNAKER WITH GUARANTEED MINIMUM DEATH BENEFIT (GMDB)
   NET ASSETS                                            $           -  $           -  $           -  $           -
   ACCUMULATION UNITS OUTSTANDING                                    -              -              -              -
   ACCUMULATION UNIT VALUE                               $           -  $           -  $           -  $           -

SPINNAKER WITH EEB & GMDB
   NET ASSETS                                            $           -  $           -  $           -  $           -
   ACCUMULATION UNITS OUTSTANDING                                    -              -              -              -
   ACCUMULATION UNIT VALUE                               $           -  $           -  $           -  $           -

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                        SUB-ACCOUNTS
                                                         -------------------------------------------------------------------------
                                                            PIONEER        PIONEER                                      WANGER
                                                           SMALL CAP      SMALL CAP       SCUDDER        SCUDDER     U.S. SMALLER
                                                             VALUE        VALUE II       BALANCED     INTERNATIONAL    COMPANIES
                                                         -------------------------------------------------------------------------
ASSETS:
   Investments in Underlying
      Portfolios, at Cost                                $     160,332  $  15,182,164  $  33,295,573  $  12,969,719  $     473,394
                                                         =============  =============  =============  =============  =============
         SHARES OWNED                                           10,881      1,130,581      2,618,832      1,016,890         22,237
      Investments, at Fair Value                         $     162,668  $  23,109,075  $  30,640,334  $   9,660,453  $     697,561
      Dividends Receivable                                           -              -              -              -              -
                                                         -------------  -------------  -------------  -------------  -------------
      Total Assets                                             162,668     23,109,075     30,640,334      9,660,453        697,561

LIABILITIES:
         Total Liabilities                                           -              -              -              -              -
                                                         -------------  -------------  -------------  -------------  -------------
NET ASSETS                                               $     162,668  $  23,109,075  $  30,640,334  $   9,660,453  $     697,561
                                                         =============  =============  =============  =============  =============

SPINNAKER & MAINSAIL
   NET ASSETS                                            $     145,020  $  17,442,241  $  27,357,121  $   9,235,249  $     697,561
   ACCUMULATION UNITS OUTSTANDING                               14,246        862,713      1,282,085        603,669         18,343
   ACCUMULATION UNIT VALUE                               $      10.180  $      20.218  $      21.338  $      15.299  $      38.028

SPINNAKER ADVISOR
   NET ASSETS                                            $      17,648  $   5,665,068  $   3,283,213  $     425,204
   ACCUMULATION UNITS OUTSTANDING                                1,734        323,547        368,509         59,037
   ACCUMULATION UNIT VALUE                               $      10.179  $      17.509  $       8.909  $       7.202

SPINNAKER WITH ENHANCED EARNINGS
   BENEFIT (EEB)
   NET ASSETS                                            $           -  $           -
   ACCUMULATION UNITS OUTSTANDING                                    -              -
   ACCUMULATION UNIT VALUE                               $           -  $           -

SPINNAKER WITH GUARANTEED MINIMUM
   DEATH BENEFIT (GMDB)
   NET ASSETS                                            $           -  $       1,766
   ACCUMULATION UNITS OUTSTANDING                                    -             87
   ACCUMULATION UNIT VALUE                               $           -  $      20.191

SPINNAKER WITH EEB & GMDB
   NET ASSETS                                            $           -  $           -
   ACCUMULATION UNITS OUTSTANDING                                    -              -
   ACCUMULATION UNIT VALUE                               $           -  $           -

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
YEAR OR PERIOD ENDED DECEMBER 31, 2004

                                                                                        SUB-ACCOUNTS
                                                         -------------------------------------------------------------------------
                                                              AIM            AIM                           AIM            AIM
                                                          AGGRESSIVE       CAPITAL          AIM          HEALTH      INTERNATIONAL
                                                            GROWTH       DEVELOPMENT      GROWTH        SCIENCES        GROWTH
                                                         -------------------------------------------------------------------------
INVESTMENT INCOME
   Dividend Income                                       $           -  $           -  $           -  $           -  $       2,894
   Mortality and Expense Risk Charge                           (91,119)        (2,905)       (73,316)       (11,329)        (3,786)
   Asset Related Administration Fee                            (11,139)          (366)        (9,049)        (1,531)          (488)
                                                         -------------  -------------  -------------  -------------  -------------
NET INVESTMENT INCOME (LOSS)                                  (102,258)        (3,271)       (82,365)       (12,860)        (1,380)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net Realized Gain (Loss) on the Sale of Fund Shares        (125,604)         6,543       (295,421)         6,005         11,100
   Realized Capital Gain Distributions Received                      -              -              -              -              -
   Net Change in Unrealized Appreciation (Depreciation)        951,285         25,277        759,033         58,534         61,249
                                                         -------------  -------------  -------------  -------------  -------------
NET GAIN (LOSS) ON INVESTMENTS                                 825,681         31,820        463,612         64,539         72,349
                                                         -------------  -------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                             $     723,423  $      28,549  $     381,247  $      51,679  $      70,969
                                                         =============  =============  =============  =============  =============

                                                                                        SUB-ACCOUNTS
                                                         -------------------------------------------------------------------------
                                                              AIM         AMERICAN       AMERICAN       AMERICAN       AMERICAN
                                                             REAL          CENTURY        CENTURY        CENTURY        CENTURY
                                                            ESTATE        BALANCED     INTERNATIONAL      ULTRA          VALUE
                                                         -------------------------------------------------------------------------
INVESTMENT INCOME
   Dividend Income                                       $     104,642  $     275,343  $      70,351  $           -  $       9,261
   Mortality and Expense Risk Charge                          (137,543)      (214,406)      (161,325)        (3,092)       (16,554)
   Asset Related Administration Fee                            (17,712)       (27,514)       (19,765)          (398)        (2,162)
                                                         -------------  -------------  -------------  -------------  -------------
NET INVESTMENT INCOME (LOSS)                                   (50,613)        33,423       (110,739)        (3,490)        (9,455)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net Realized Gain (Loss) on the Sale of Fund Shares         333,212         (1,490)      (300,799)         7,282         28,631
   Realized Capital Gain Distributions Received                229,444              -              -              -          7,184
   Net Change in Unrealized Appreciation (Depreciation)      3,028,224      1,346,644      2,072,928         26,572        175,799
                                                         -------------  -------------  -------------  -------------  -------------
NET GAIN (LOSS) ON INVESTMENTS                               3,590,880      1,345,154      1,772,129         33,854        211,614
                                                         -------------  -------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                             $   3,540,267  $   1,378,577  $   1,661,390  $      30,364  $     202,159
                                                         =============  =============  =============  =============  =============

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                        SUB-ACCOUNTS
                                                         -------------------------------------------------------------------------
                                                                           DREYFUS        DREYFUS        DREYFUS        DREYFUS
                                                            DREYFUS        MIDCAP         QUALITY       SOCIALLY         STOCK
                                                         APPRECIATION       STOCK          BOND        RESPONSIBLE       INDEX
                                                         -------------------------------------------------------------------------
INVESTMENT INCOME
   Dividend Income                                       $     146,959  $      96,791  $     413,905  $      13,965  $     121,188
   Mortality and Expense Risk Charge                          (109,398)      (295,899)      (126,799)       (44,257)       (95,149)
   Asset Related Administration Fee                            (14,137)       (39,556)       (17,541)        (5,500)       (13,374)
                                                         -------------  -------------  -------------  -------------  -------------
NET INVESTMENT INCOME (LOSS)                                    23,424       (238,664)       269,565        (35,792)        12,665
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net Realized Gain (Loss) on the Sale of Fund Shares          44,288        332,322        (50,176)      (107,001)       117,844
   Realized Capital Gain Distributions Received                      -        622,520              -              -              -
   Net Change in Unrealized Appreciation (Depreciation)        232,961      2,352,556        (19,051)       302,808        616,182
                                                         -------------  -------------  -------------  -------------  -------------
NET GAIN (LOSS) ON INVESTMENTS                                 277,249      3,307,398        (69,227)       195,807        734,026
                                                         -------------  -------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                             $     300,673  $   3,068,734  $     200,338  $     160,015  $     746,691
                                                         =============  =============  =============  =============  =============

                                                                                        SUB-ACCOUNTS
                                                         -------------------------------------------------------------------------
                                                            DREYFUS       FEDERATED      FEDERATED      FEDERATED      FIDELITY
                                                          TECHNOLOGY       CAPITAL      HIGH INCOME   INTERNATIONAL      ASSET
                                                            GROWTH         INCOME          BOND          EQUITY         MANAGER
                                                         -------------------------------------------------------------------------
INVESTMENT INCOME
   Dividend Income                                       $           -  $     151,344  $     558,343  $           -  $       4,639
   Mortality and Expense Risk Charge                           (59,171)       (41,774)       (97,024)       (35,584)        (3,242)
   Asset Related Administration Fee                             (7,411)        (5,077)       (12,696)        (4,261)          (411)
                                                         -------------  -------------  -------------  -------------  -------------
NET INVESTMENT INCOME (LOSS)                                   (66,582)       104,493        448,623        (39,845)           986
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net Realized Gain (Loss) on the Sale of Fund Shares        (368,842)      (247,699)       (94,519)      (408,574)         1,640
   Realized Capital Gain Distributions Received                      -              -              -              -              -
   Net Change in Unrealized Appreciation (Depreciation)        360,355        405,422        300,141        771,463         12,090
                                                         -------------  -------------  -------------  -------------  -------------
NET GAIN (LOSS) ON INVESTMENTS                                  (8,487)       157,723        205,622        362,889         13,730
                                                         -------------  -------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                             $     (75,069) $     262,216  $     654,245  $     323,044  $      14,716
                                                         =============  =============  =============  =============  =============

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                        SUB-ACCOUNTS
                                                         -------------------------------------------------------------------------
                                                                          FIDELITY                      FIDELITY       FIDELITY
                                                           FIDELITY        EQUITY        FIDELITY       GROWTH &        GROWTH
                                                          CONTRAFUND       INCOME         GROWTH         INCOME      OPPORTUNITIES
                                                         -------------------------------------------------------------------------
INVESTMENT INCOME
   Dividend Income                                       $      86,320  $      35,035  $      52,550  $      90,668  $      40,896
   Mortality and Expense Risk Charge                          (325,085)       (44,036)      (257,687)      (133,505)       (91,650)
   Asset Related Administration Fee                            (39,066)        (5,489)       (32,674)       (17,605)       (11,275)
                                                         -------------  -------------  -------------  -------------  -------------
NET INVESTMENT INCOME (LOSS)                                  (277,831)       (14,490)      (237,811)       (60,442)       (62,029)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net Realized Gain (Loss) on the Sale of Fund Shares          10,030         26,121       (336,111)        67,089       (311,108)
   Realized Capital Gain Distributions Received                      -          8,369              -              -              -
   Net Change in Unrealized Appreciation (Depreciation)      3,761,149        419,110        991,027        465,696        758,460
                                                         -------------  -------------  -------------  -------------  -------------
NET GAIN (LOSS) ON INVESTMENTS                               3,771,179        453,600        654,916        532,785        447,352
                                                         -------------  -------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                             $   3,493,348  $     439,110  $     417,105  $     472,343  $     385,323
                                                         =============  =============  =============  =============  =============

                                                                                SUB-ACCOUNTS
                                                         ----------------------------------------------------------
                                                           FIDELITY       FRANKLIN       FRANKLIN        MUTUAL
                                                             MONEY          SMALL          U.S.          SHARES
                                                           MARKET(1)         CAP        GOVERNMENT     SECURITIES
                                                         ----------------------------------------------------------
INVESTMENT INCOME
   Dividend Income                                       $         115  $           -  $     691,477  $      22,113
   Mortality and Expense Risk Charge                               (88)       (79,544)      (174,483)       (37,057)
   Asset Related Administration Fee                                (11)       (10,318)       (24,574)        (4,603)
                                                         -------------  -------------  -------------  -------------
NET INVESTMENT INCOME (LOSS)                                        16        (89,862)       492,420        (19,547)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net Realized Gain (Loss) on the Sale of Fund Shares               -         75,533            (16)        41,246
   Realized Capital Gain Distributions Received                      -              -              -              -
   Net Change in Unrealized Appreciation (Depreciation)              -        623,997       (201,086)       333,219
                                                         -------------  -------------  -------------  -------------
NET GAIN (LOSS) ON INVESTMENTS                                       -        699,530       (201,102)       374,465
                                                         -------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                             $          16  $     609,668  $     291,318  $     354,918
                                                         =============  =============  =============  =============

(1)  For the period beginning December 3, 2004 (commencement of operations).

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                        SUB-ACCOUNTS
                                                         -------------------------------------------------------------------------
                                                           TEMPLETON      TEMPLETON         ING            ING        J.P. MORGAN
                                                          DEVELOPING       GROWTH        EMERGING        NATURAL     INTERNATIONAL
                                                            MARKETS      SECURITIES       MARKETS       RESOURCES       EQUITY
                                                         -------------------------------------------------------------------------
INVESTMENT INCOME
   Dividend Income                                       $      21,465  $      21,945  $      17,303  $      19,025  $      14,402
   Mortality and Expense Risk Charge                           (15,709)       (25,123)       (25,216)       (23,707)       (38,527)
   Asset Related Administration Fee                             (2,072)        (3,155)        (3,019)        (2,868)        (4,734)
                                                         -------------  -------------  -------------  -------------  -------------
NET INVESTMENT INCOME (LOSS)                                     3,684         (6,333)       (10,932)        (7,550)       (28,859)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net Realized Gain (Loss) on the Sale of Fund Shares         123,033         31,773        (71,870)        59,000         36,127
   Realized Capital Gain Distributions Received                      -              -              -              -              -
   Net Change in Unrealized Appreciation (Depreciation)        127,817        294,473        459,888        159,596        607,937
                                                         -------------  -------------  -------------  -------------  -------------
NET GAIN (LOSS) ON INVESTMENTS                                 250,850        326,246        388,018        218,596        644,064
                                                         -------------  -------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                             $     254,534  $     319,913  $     377,086  $     211,046  $     615,205
                                                         =============  =============  =============  =============  =============

                                                                                        SUB-ACCOUNTS
                                                         -------------------------------------------------------------------------
                                                          J.P. MORGAN    J.P. MORGAN                     PIONEER        PIONEER
                                                            MID CAP      U.S. LARGE       PIONEER       EMERGING        EQUITY
                                                             VALUE       CAP EQUITY        BOND         MARKETS(1)     INCOME(1)
                                                         -------------------------------------------------------------------------
INVESTMENT INCOME
   Dividend Income                                       $       2,865  $      69,004  $      27,627  $           -  $       1,740
   Mortality and Expense Risk Charge                           (17,342)      (110,140)      (145,801)           (27)          (216)
   Asset Related Administration Fee                             (2,225)       (15,726)       (18,807)            (3)           (26)
                                                         -------------  -------------  -------------  -------------  -------------
NET INVESTMENT INCOME (LOSS)                                   (16,702)       (56,862)      (136,981)           (30)         1,498
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net Realized Gain (Loss) on the Sale of Fund Shares          41,919          2,147          1,594              1              2
   Realized Capital Gain Distributions Received                  4,930              -              -              -              -
   Net Change in Unrealized Appreciation (Depreciation)        256,041        725,853        379,467          1,307          3,304
                                                         -------------  -------------  -------------  -------------  -------------
NET GAIN (LOSS) ON INVESTMENTS                                 302,890        728,000        381,061          1,308          3,306
                                                         -------------  -------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                             $     286,188  $     671,138  $     244,080  $       1,278  $       4,804
                                                         =============  =============  =============  =============  =============

(1)  For the period beginning December 3, 2004 (commencement of operations).

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                SUB-ACCOUNTS
                                                         ----------------------------------------------------------
                                                                           PIONEER        PIONEER        PIONEER
                                                            PIONEER        GROWTH         MID-CAP         MONEY
                                                             FUND       OPPORTUNITIES      VALUE         MARKET
                                                         ----------------------------------------------------------
INVESTMENT INCOME
   Dividend Income                                       $   1,078,499  $           -  $      78,964  $      67,032
   Mortality and Expense Risk Charge                        (1,295,899)    (1,262,328)      (261,892)      (123,359)
   Asset Related Administration Fee                           (155,842)      (153,188)       (31,724)       (16,314)
                                                         -------------  -------------  -------------  -------------
NET INVESTMENT INCOME (LOSS)                                  (373,242)    (1,415,516)      (214,652)       (72,641)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net Realized Gain (Loss) on the Sale of Fund Shares      (3,034,948)        40,574         79,529              -
   Realized Capital Gain Distributions Received                      -              -              -              -
   Net Change in Unrealized Appreciation (Depreciation)      9,419,191     20,554,353      2,778,777              -
                                                         -------------  -------------  -------------  -------------
NET GAIN (LOSS) ON INVESTMENTS                               6,384,243     20,594,927      2,858,306              -
                                                         -------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                             $   6,011,001  $  19,179,411  $   2,643,654  $     (72,641)
                                                         =============  =============  =============  =============

                                                                                        SUB-ACCOUNTS
                                                         -------------------------------------------------------------------------
                                                            PIONEER        PIONEER                                      WANGER
                                                           SMALL CAP      SMALL CAP       SCUDDER        SCUDDER     U.S. SMALLER
                                                           VALUE(1)       VALUE II       BALANCED     INTERNATIONAL    COMPANIES
                                                         -------------------------------------------------------------------------
INVESTMENT INCOME
   Dividend Income                                       $           -  $           -  $     572,055  $     123,226  $           -
   Mortality and Expense Risk Charge                               (73)      (254,961)      (406,458)      (117,674)        (8,867)
   Asset Related Administration Fee                                 (9)       (33,029)       (50,410)       (14,286)        (1,062)
                                                         -------------  -------------  -------------  -------------  -------------
NET INVESTMENT INCOME (LOSS)                                       (82)      (287,990)       115,187         (8,734)        (9,929)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net Realized Gain (Loss) on the Sale of Fund Shares               1        838,065       (872,993)    (1,124,257)        51,466
   Realized Capital Gain Distributions Received                      -        378,688              -              -              -
   Net Change in Unrealized Appreciation (Depreciation)          2,336      3,018,752      2,275,664      2,439,529         62,083
                                                         -------------  -------------  -------------  -------------  -------------
NET GAIN (LOSS) ON INVESTMENTS                                   2,337      4,235,505      1,402,671      1,315,272        113,549
                                                         -------------  -------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                             $       2,255  $   3,947,515  $   1,517,858  $   1,306,538  $     103,620
                                                         =============  =============  =============  =============  =============

(1)  For the period beginning December 3, 2004 (commencement of operations).

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
YEAR OR PERIOD ENDED DECEMBER 31, 2003 AND 2004

                                                                                        SUB-ACCOUNTS
                                                         --------------------------------------------------------------------------
                                                              AIM            AIM                           AIM            AIM
                                                          AGGRESSIVE       CAPITAL          AIM          HEALTH      INTERNATIONAL
                                                            GROWTH      DEVELOPMENT(2)     GROWTH       SCIENCES(2)     GROWTH(2)
                                                         --------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2003                            $   5,423,058  $            -  $   4,338,471  $           -  $           -
INCREASE IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                                (84,284)           (557)       (71,471)        (2,308)          (308)
   Realized Gains (Losses)                                    (372,431)          1,131       (463,586)           250           (964)
   Net Change in Unrealized Appreciation (Depreciation)      1,849,549          11,537      1,867,971         40,360          9,934
                                                         -------------  --------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                 1,392,834          12,111      1,332,914         38,302          8,662
                                                         -------------  --------------  -------------  -------------  -------------
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      Spinnaker/Mainsail                                     1,413,483         109,126      1,083,435        268,364         64,390
      Spinnaker Advisor                                        602,164          23,164         47,360        190,356      2,366,476
      Spinnaker with Enhanced Earnings Benefit(EEB)                  -               -              -              -              -
      Spinnaker with Grtd Min Death Benefit (GMDB)                   -               -              -              -              -
      Spinnaker with EEB & GMDB                                      -               -              -              -              -
   Contract Terminations, Transfers Out
      Spinnaker/Mainsail                                    (1,004,344)        (12,937)      (866,029)       (47,591)             -
      Spinnaker Advisor                                       (693,151)           (507)       (68,708)        (1,852)    (2,357,607)
      Spinnaker with Enhanced Earnings Benefit(EEB)                  -               -              -              -              -
      Spinnaker with Grtd Min Death Benefit (GMDB)                   -               -              -              -              -
      Spinnaker with EEB & GMDB                                      -               -              -              -              -
   Contract Maintenance Charges
      Spinnaker/Mainsail                                        (4,852)              -         (3,308)            (6)             -
      Spinnaker Advisor                                              -               -              -              -              -
      Spinnaker with Enhanced Earnings Benefit(EEB)                  -               -              -              -              -
      Spinnaker with Grtd Min Death Benefit (GMDB)                   -               -              -              -              -
      Spinnaker with EEB & GMDB                                      -               -              -              -              -
                                                         -------------  --------------  -------------  -------------  -------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS                 313,300         118,846        192,750        409,271         73,259
                                                         -------------  --------------  -------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      1,706,134         130,957      1,525,664        447,573         81,921
                                                         -------------  --------------  -------------  -------------  -------------

NET ASSETS AT DECEMBER 31, 2003                              7,129,192         130,957      5,864,135        447,573         81,921
                                                         -------------  --------------  -------------  -------------  -------------

INCREASE IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                               (102,258)         (3,271)       (82,365)       (12,860)        (1,380)
   Realized Gains (Losses)                                    (125,604)          6,543       (295,421)         6,005         11,100
   Net Change in Unrealized Appreciation (Depreciation)        951,285          25,277        759,033         58,534         61,249
                                                         -------------  --------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                   723,423          28,549        381,247         51,679         70,969
                                                         -------------  --------------  -------------  -------------  -------------
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      Spinnaker/Mainsail                                     1,275,807         213,859        800,604        677,716        489,167
      Spinnaker Advisor                                        251,589          31,731         31,939        304,367      1,151,673
      Spinnaker with Enhanced Earnings Benefit(EEB)                  -               -              -              -              -
      Spinnaker with Grtd Min Death Benefit (GMDB)                   -               -              -              -              -
      Spinnaker with EEB & GMDB                                      -               -              -              -              -
   Contract Terminations, Transfers Out
      Spinnaker/Mainsail                                    (1,356,376)       (117,685)      (995,581)      (192,772)      (189,690)
      Spinnaker Advisor                                       (308,678)        (15,101)       (72,738)       (48,144)    (1,091,735)
      Spinnaker with Enhanced Earnings Benefit(EEB)                  -               -              -              -              -
      Spinnaker with Grtd Min Death Benefit (GMDB)                   -               -              -              -              -
      Spinnaker with EEB & GMDB                                      -               -              -              -              -
   Contract Maintenance Charges
      Spinnaker/Mainsail                                        (4,487)              -         (2,638)           (30)            (9)
      Spinnaker Advisor                                              -               -              -              -              -
      Spinnaker with Enhanced Earnings Benefit(EEB)                  -               -              -              -              -
      Spinnaker with Grtd Min Death Benefit (GMDB)                   -               -              -              -              -
      Spinnaker with EEB & GMDB                                      -               -              -              -              -
                                                         -------------  --------------  -------------  -------------  -------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS                (142,145)        112,804       (238,414)       741,137        359,406
                                                         -------------  --------------  -------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                        581,278         141,353        142,833        792,816        430,375
                                                         -------------  --------------  -------------  -------------  -------------

NET ASSETS AT DECEMBER 31, 2004                          $   7,710,470  $      272,310  $   6,006,968  $   1,240,389  $     512,296
                                                         =============  ==============  =============  =============  =============

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                        SUB-ACCOUNTS
                                                         -------------------------------------------------------------------------
                                                              AIM         AMERICAN       AMERICAN       AMERICAN       AMERICAN
                                                             REAL          CENTURY        CENTURY        CENTURY        CENTURY
                                                            ESTATE        BALANCED     INTERNATIONAL    ULTRA(2)         VALUE
                                                         -------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2003                            $   4,528,515  $  12,244,440  $  10,629,139  $           -  $     144,479
INCREASE IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                                 42,599        148,863        (77,745)          (848)        (3,420)
   Realized Gains (Losses)                                      95,087       (217,158)      (483,739)           387          6,306
   Net Change in Unrealized Appreciation (Depreciation)      2,020,107      2,402,201      3,065,828         13,554        115,628
                                                         -------------  -------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                 2,157,793      2,333,906      2,504,344         13,093        118,514
                                                         -------------  -------------  -------------  -------------  -------------
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      Spinnaker/Mainsail                                     2,965,017      3,586,659      1,925,732        125,794        401,718
      Spinnaker Advisor                                      1,375,773        939,152     18,508,494         28,422        188,653
      Spinnaker with Enhanced Earnings Benefit(EEB)                  -              -              -              -              -
      Spinnaker with Grtd Min Death Benefit (GMDB)                   -              -              -              -              -
      Spinnaker with EEB & GMDB                                      -              -              -              -              -
   Contract Terminations, Transfers Out
      Spinnaker/Mainsail                                    (1,266,951)    (2,466,798)    (2,190,230)        (8,027)       (64,821)
      Spinnaker Advisor                                       (670,657)      (231,898)   (18,780,103)             -         (5,359)
      Spinnaker with Enhanced Earnings Benefit(EEB)                  -              -              -              -              -
      Spinnaker with Grtd Min Death Benefit (GMDB)                   -              -              -              -              -
      Spinnaker with EEB & GMDB                                      -              -              -              -              -
   Contract Maintenance Charges
      Spinnaker/Mainsail                                        (3,332)       (29,955)       (21,217)             -           (220)
      Spinnaker Advisor                                              -              -              -              -              -
      Spinnaker with Enhanced Earnings Benefit(EEB)                  -              -              -              -              -
      Spinnaker with Grtd Min Death Benefit (GMDB)                   -              -              -              -              -
      Spinnaker with EEB & GMDB                                      -              -              -              -              -
                                                         -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS               2,399,850      1,797,160       (557,324)       146,189        519,971
                                                         -------------  -------------  -------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      4,557,643      4,131,066      1,947,020        159,282        638,485
                                                         -------------  -------------  -------------  -------------  -------------

NET ASSETS AT DECEMBER 31, 2003                              9,086,158     16,375,506     12,576,159        159,282        782,964
                                                         -------------  -------------  -------------  -------------  -------------

INCREASE IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                                (50,613)        33,423       (110,739)        (3,490)        (9,455)
   Realized Gains (Losses)                                     562,656         (1,490)      (300,799)         7,282         35,815
   Net Change in Unrealized Appreciation (Depreciation)      3,028,224      1,346,644      2,072,928         26,572        175,799
                                                         -------------  -------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                 3,540,267      1,378,577      1,661,390         30,364        202,159
                                                         -------------  -------------  -------------  -------------  -------------
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      Spinnaker/Mainsail                                     3,980,108      2,958,355      2,141,005        269,780      1,615,852
      Spinnaker Advisor                                        946,204        767,706      1,364,949         60,064        217,925
      Spinnaker with Enhanced Earnings Benefit(EEB)                  -              -              -              -              -
      Spinnaker with Grtd Min Death Benefit (GMDB)                   -              -              -              -              -
      Spinnaker with EEB & GMDB                                      -              -              -              -              -
   Contract Terminations, Transfers Out
      Spinnaker/Mainsail                                    (2,127,089)    (2,813,825)    (2,471,506)       (95,570)      (297,110)
      Spinnaker Advisor                                       (610,576)      (385,601)    (1,299,387)       (21,036)       (68,272)
      Spinnaker with Enhanced Earnings Benefit(EEB)                  -              -              -              -              -
      Spinnaker with Grtd Min Death Benefit (GMDB)                   -              -              -              -              -
      Spinnaker with EEB & GMDB                                      -              -              -              -              -
   Contract Maintenance Charges
      Spinnaker/Mainsail                                        (3,779)       (33,054)       (17,458)           (90)          (765)
      Spinnaker Advisor                                              -              -              -              -              -
      Spinnaker with Enhanced Earnings Benefit(EEB)                  -              -              -              -              -
      Spinnaker with Grtd Min Death Benefit (GMDB)                   -              -              -              -              -
      Spinnaker with EEB & GMDB                                      -              -              -              -              -
                                                         -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS               2,184,868        493,581       (282,397)       213,149      1,467,630
                                                         -------------  -------------  -------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      5,725,135      1,872,158      1,378,993        243,513      1,669,789
                                                         -------------  -------------  -------------  -------------  -------------

NET ASSETS AT DECEMBER 31, 2004                          $  14,811,293  $  18,247,664  $  13,955,152  $     402,795  $   2,452,753
                                                         =============  =============  =============  =============  =============

(2)  For the period beginning May 1, 2003 (commencement of operations).

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                        SUB-ACCOUNTS
                                                         -------------------------------------------------------------------------
                                                                           DREYFUS        DREYFUS        DREYFUS        DREYFUS
                                                            DREYFUS        MIDCAP         QUALITY       SOCIALLY         STOCK
                                                         APPRECIATION       STOCK          BOND        RESPONSIBLE     INDEX(2)
                                                         -------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2003                            $   6,121,208  $  14,041,581  $   8,206,148  $   2,489,105  $           -
INCREASE IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                                  6,548       (188,058)       236,749        (36,995)         2,125
   Realized Gains (Losses)                                    (124,518)       (23,037)       264,785       (154,490)        10,240
   Net Change in Unrealized Appreciation (Depreciation)      1,447,541      4,835,235       (209,897)       836,764        403,596
                                                         -------------  -------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                 1,329,571      4,624,140        291,637        645,279        415,961
                                                         -------------  -------------  -------------  -------------  -------------
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      Spinnaker/Mainsail                                     1,920,575      5,520,206      3,017,458        682,470      1,894,790
      Spinnaker Advisor                                        607,134      1,688,199      2,364,323         60,589      3,094,022
      Spinnaker with Enhanced Earnings Benefit(EEB)                  -              -              -              -              -
      Spinnaker with Grtd Min Death Benefit (GMDB)                   -              -              -              -              -
      Spinnaker with EEB & GMDB                                      -              -              -              -              -
   Contract Terminations, Transfers Out
      Spinnaker/Mainsail                                    (1,309,967)    (3,211,564)    (1,552,422)      (431,612)       (53,378)
      Spinnaker Advisor                                       (286,074)      (997,250)    (2,118,481)       (13,598)      (223,165)
      Spinnaker with Enhanced Earnings Benefit(EEB)                  -              -              -              -              -
      Spinnaker with Grtd Min Death Benefit (GMDB)                   -              -              -              -              -
      Spinnaker with EEB & GMDB                                      -              -              -              -              -
   Contract Maintenance Charges
      Spinnaker/Mainsail                                        (3,838)        (6,074)       (11,060)        (3,275)          (120)
      Spinnaker Advisor                                              -              -              -              -              -
      Spinnaker with Enhanced Earnings Benefit(EEB)                  -              -              -              -              -
      Spinnaker with Grtd Min Death Benefit (GMDB)                   -              -              -              -              -
      Spinnaker with EEB & GMDB                                      -              -              -              -              -
                                                         -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS                 927,830      2,993,517      1,699,818        294,574      4,712,149
                                                         -------------  -------------  -------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      2,257,401      7,617,657      1,991,455        939,853      5,128,110
                                                         -------------  -------------  -------------  -------------  -------------

NET ASSETS AT DECEMBER 31, 2003                              8,378,609     21,659,238     10,197,603      3,428,958      5,128,110
                                                         -------------  -------------  -------------  -------------  -------------

INCREASE IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                                 23,424       (238,664)       269,565        (35,792)        12,665
   Realized Gains (Losses)                                      44,288        954,842        (50,176)      (107,001)       117,844
   Net Change in Unrealized Appreciation (Depreciation)        232,961      2,352,556        (19,051)       302,808        616,182
                                                         -------------  -------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                   300,673      3,068,734        200,338        160,015        746,691
                                                         -------------  -------------  -------------  -------------  -------------
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      Spinnaker/Mainsail                                     1,658,593      5,150,954      3,057,476        636,438      3,638,712
      Spinnaker Advisor                                        333,862      1,246,006        526,129         81,531      2,803,144
      Spinnaker with Enhanced Earnings Benefit(EEB)                  -              -              -              -              -
      Spinnaker with Grtd Min Death Benefit (GMDB)                   -              -              -              -              -
      Spinnaker with EEB & GMDB                                      -              -              -              -              -
   Contract Terminations, Transfers Out
      Spinnaker/Mainsail                                    (1,523,472)    (3,219,753)    (1,725,157)      (620,011)      (557,742)
      Spinnaker Advisor                                       (248,074)      (934,374)    (1,572,732)       (70,400)    (1,566,089)
      Spinnaker with Enhanced Earnings Benefit(EEB)                  -              -              -              -              -
      Spinnaker with Grtd Min Death Benefit (GMDB)                   -              -              -              -              -
      Spinnaker with EEB & GMDB                                      -              -              -              -              -
   Contract Maintenance Charges
      Spinnaker/Mainsail                                        (3,895)        (6,229)       (17,031)        (3,205)        (2,126)
      Spinnaker Advisor                                              -              -              -              -              -
      Spinnaker with Enhanced Earnings Benefit(EEB)                  -              -              -              -              -
      Spinnaker with Grtd Min Death Benefit (GMDB)                   -              -              -              -              -
      Spinnaker with EEB & GMDB                                      -              -              -              -              -
                                                         -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS                 217,014      2,236,604        268,685         24,353      4,315,899
                                                         -------------  -------------  -------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                        517,687      5,305,338        469,023        184,368      5,062,590
                                                         -------------  -------------  -------------  -------------  -------------

NET ASSETS AT DECEMBER 31, 2004                          $   8,896,296  $  26,964,576  $  10,666,626  $   3,613,326  $  10,190,700
                                                         =============  =============  =============  =============  =============

(2)  For the period beginning May 1, 2003 (commencement of operations).

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                        SUB-ACCOUNTS
                                                         -------------------------------------------------------------------------
                                                            DREYFUS       FEDERATED      FEDERATED      FEDERATED      FIDELITY
                                                          TECHNOLOGY       CAPITAL      HIGH INCOME   INTERNATIONAL      ASSET
                                                            GROWTH         INCOME          BOND          EQUITY       MANAGER(2)
                                                         -------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2003                            $   2,188,041  $   3,060,115  $   4,667,976  $   2,788,711  $           -
INCREASE IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                                (48,216)       157,282        296,983        (38,004)          (634)
   Realized Gains (Losses)                                    (269,368)      (342,421)      (274,528)      (635,272)         1,438
   Net Change in Unrealized Appreciation (Depreciation)      1,633,200        736,805      1,100,411      1,399,948          6,648
                                                         -------------  -------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                 1,315,616        551,666      1,122,866        726,672          7,452
                                                         -------------  -------------  -------------  -------------  -------------
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      Spinnaker/Mainsail                                     1,963,066        470,393      2,129,290        294,746        163,122
      Spinnaker Advisor                                        315,575         29,708      3,320,032              -         18,468
      Spinnaker with Enhanced Earnings Benefit(EEB)                  -              -              -              -              -
      Spinnaker with Grtd Min Death Benefit (GMDB)                   -              -              -              -              -
      Spinnaker with EEB & GMDB                                      -              -              -              -              -
   Contract Terminations, Transfers Out
      Spinnaker/Mainsail                                      (780,312)      (598,679)    (1,795,451)      (704,986)       (40,082)
      Spinnaker Advisor                                        (43,342)       (38,135)    (1,772,449)             -              -
      Spinnaker with Enhanced Earnings Benefit(EEB)                  -              -              -              -              -
      Spinnaker with Grtd Min Death Benefit (GMDB)                   -              -              -              -              -
      Spinnaker with EEB & GMDB                                      -              -              -              -              -
   Contract Maintenance Charges
      Spinnaker/Mainsail                                        (3,804)       (18,643)       (14,153)        (4,901)           (60)
      Spinnaker Advisor                                              -              -              -              -              -
      Spinnaker with Enhanced Earnings Benefit(EEB)                  -              -              -              -              -
      Spinnaker with Grtd Min Death Benefit (GMDB)                   -              -              -              -              -
      Spinnaker with EEB & GMDB                                      -              -              -              -              -
                                                         -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS               1,451,183       (155,356)     1,867,269       (415,141)       141,448
                                                         -------------  -------------  -------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      2,766,799        396,310      2,990,135        311,531        148,900
                                                         -------------  -------------  -------------  -------------  -------------

NET ASSETS AT DECEMBER 31, 2003                              4,954,840      3,456,425      7,658,111      3,100,242        148,900
                                                         -------------  -------------  -------------  -------------  -------------

INCREASE IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                                (66,582)       104,493        448,623        (39,845)           986
   Realized Gains (Losses)                                    (368,842)      (247,699)       (94,519)      (408,574)         1,640
   Net Change in Unrealized Appreciation (Depreciation)        360,355        405,422        300,141        771,463         12,090
                                                         -------------  -------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                   (75,069)       262,216        654,245        323,044         14,716
                                                         -------------  -------------  -------------  -------------  -------------
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      Spinnaker/Mainsail                                     2,123,082        358,027      1,592,977        178,940        227,433
      Spinnaker Advisor                                        139,650         37,440        237,228              -        131,345
      Spinnaker with Enhanced Earnings Benefit(EEB)                  -              -              -              -              -
      Spinnaker with Grtd Min Death Benefit (GMDB)                   -              -              -              -              -
      Spinnaker with EEB & GMDB                                      -              -              -              -              -
   Contract Terminations, Transfers Out
      Spinnaker/Mainsail                                    (2,365,652)      (733,326)    (1,780,554)      (755,076)       (40,059)
      Spinnaker Advisor                                       (136,352)       (44,915)      (314,882)             -        (51,673)
      Spinnaker with Enhanced Earnings Benefit(EEB)                  -              -              -              -              -
      Spinnaker with Grtd Min Death Benefit (GMDB)                   -              -              -              -              -
      Spinnaker with EEB & GMDB                                      -              -              -              -              -
   Contract Maintenance Charges
      Spinnaker/Mainsail                                        (4,194)       (15,315)       (17,227)        (3,917)          (960)
      Spinnaker Advisor                                              -              -              -              -              -
      Spinnaker with Enhanced Earnings Benefit(EEB)                  -              -              -              -              -
      Spinnaker with Grtd Min Death Benefit (GMDB)                   -              -              -              -              -
      Spinnaker with EEB & GMDB                                      -              -              -              -              -
                                                         -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS                (243,466)      (398,089)      (282,458)      (580,053)       266,086
                                                         -------------  -------------  -------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                       (318,535)      (135,873)       371,787       (257,009)       280,802
                                                         -------------  -------------  -------------  -------------  -------------

NET ASSETS AT DECEMBER 31, 2004                          $   4,636,305  $   3,320,552  $   8,029,898  $   2,843,233  $     429,702
                                                         =============  =============  =============  =============  =============

(2)  For the period beginning May 1, 2003 (commencement of operations).

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                        SUB-ACCOUNTS
                                                         -------------------------------------------------------------------------
                                                                          FIDELITY                      FIDELITY       FIDELITY
                                                           FIDELITY        EQUITY        FIDELITY       GROWTH &        GROWTH
                                                          CONTRAFUND      INCOME(2)       GROWTH         INCOME      OPPORTUNITIES
                                                         -------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2003                            $  20,487,180  $           -  $  13,657,497  $   6,224,769  $   6,176,320
INCREASE IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                               (202,759)        (6,140)      (188,486)       (34,053)       (43,785)
   Realized Gains (Losses)                                    (677,301)         1,321       (544,981)       (70,058)      (411,055)
   Net Change in Unrealized Appreciation (Depreciation)      6,145,614        183,499      5,225,981      1,744,428      2,195,241
                                                         -------------  -------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                 5,265,554        178,680      4,492,514      1,640,317      1,740,401
                                                         -------------  -------------  -------------  -------------  -------------
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      Spinnaker/Mainsail                                     3,802,060      1,517,441      4,154,860      3,248,526      1,085,354
      Spinnaker Advisor                                        118,978        308,645        903,556      1,322,404        136,908
      Spinnaker with Enhanced Earnings Benefit(EEB)                  -              -              -              -              -
      Spinnaker with Grtd Min Death Benefit (GMDB)                   -              -              -              -              -
      Spinnaker with EEB & GMDB                                      -              -              -              -              -
   Contract Terminations, Transfers Out
      Spinnaker/Mainsail                                    (4,730,004)       (24,599)    (2,612,076)    (1,465,905)    (1,296,042)
      Spinnaker Advisor                                           (705)       (21,148)      (542,689)      (534,105)       (51,890)
      Spinnaker with Enhanced Earnings Benefit(EEB)                  -              -              -              -              -
      Spinnaker with Grtd Min Death Benefit (GMDB)                   -              -              -              -              -
      Spinnaker with EEB & GMDB                                      -              -              -              -              -
   Contract Maintenance Charges
      Spinnaker/Mainsail                                       (46,218)           (90)       (37,036)        (7,468)       (11,671)
      Spinnaker Advisor                                              -              -              -              -              -
      Spinnaker with Enhanced Earnings Benefit(EEB)                  -              -              -              -              -
      Spinnaker with Grtd Min Death Benefit (GMDB)                   -              -              -              -              -
      Spinnaker with EEB & GMDB                                      -              -              -              -              -
                                                         -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS                (855,889)     1,780,249      1,866,615      2,563,452       (137,341)
                                                         -------------  -------------  -------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      4,409,665      1,958,929      6,359,129      4,203,769      1,603,060
                                                         -------------  -------------  -------------  -------------  -------------

NET ASSETS AT DECEMBER 31, 2003                             24,896,845      1,958,929     20,016,626     10,428,538      7,779,380
                                                         -------------  -------------  -------------  -------------  -------------

INCREASE IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                               (277,831)       (14,490)      (237,811)       (60,442)       (62,029)
   Realized Gains (Losses)                                      10,030         34,490       (336,111)        67,089       (311,108)
   Net Change in Unrealized Appreciation (Depreciation)      3,761,149        419,110        991,027        465,696        758,460
                                                         -------------  -------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                 3,493,348        439,110        417,105        472,343        385,323
                                                         -------------  -------------  -------------  -------------  -------------
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      Spinnaker/Mainsail                                     4,958,112      3,526,845      4,522,184      1,914,312        695,312
      Spinnaker Advisor                                        293,915        324,530        586,199        461,063         23,037
      Spinnaker with Enhanced Earnings Benefit(EEB)                  -              -              -              -              -
      Spinnaker with Grtd Min Death Benefit (GMDB)                   -              -          2,510              -              -
      Spinnaker with EEB & GMDB                                      -              -              -              -              -
   Contract Terminations, Transfers Out
      Spinnaker/Mainsail                                    (4,906,093)      (608,412)    (3,551,402)    (1,403,051)    (1,508,428)
      Spinnaker Advisor                                         (7,857)       (80,072)      (506,895)      (613,401)       (28,307)
      Spinnaker with Enhanced Earnings Benefit(EEB)                  -              -              -              -              -
      Spinnaker with Grtd Min Death Benefit (GMDB)                   -              -              -              -              -
      Spinnaker with EEB & GMDB                                      -              -              -              -              -
   Contract Maintenance Charges
      Spinnaker/Mainsail                                       (41,597)          (343)       (33,885)       (10,702)        (9,694)
      Spinnaker Advisor                                              -              -              -              -              -
      Spinnaker with Enhanced Earnings Benefit(EEB)                  -              -              -              -              -
      Spinnaker with Grtd Min Death Benefit (GMDB)                   -              -              -              -              -
      Spinnaker with EEB & GMDB                                      -              -              -              -              -
                                                         -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS                 296,480      3,162,548      1,018,711        348,221       (828,080)
                                                         -------------  -------------  -------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      3,789,828      3,601,658      1,435,816        820,564       (442,757)
                                                         -------------  -------------  -------------  -------------  -------------

NET ASSETS AT DECEMBER 31, 2004                          $  28,686,673  $   5,560,587  $  21,452,442  $  11,249,102  $   7,336,623
                                                         =============  =============  =============  =============  =============

(2)  For the period beginning May 1, 2003 (commencement of operations).

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                SUB-ACCOUNTS
                                                         ----------------------------------------------------------
                                                           FIDELITY       FRANKLIN       FRANKLIN        MUTUAL
                                                             MONEY          SMALL          U.S.          SHARES
                                                           MARKET(1)         CAP        GOVERNMENT     SECURITIES
                                                         ----------------------------------------------------------
NET ASSETS AT JANUARY 1, 2003                             $          -  $   3,392,879  $  12,858,566  $     789,374
INCREASE IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                                      -        (61,500)       681,630         (5,938)
   Realized Gains (Losses)                                           -       (139,101)      (274,379)        13,472
   Net Change in Unrealized Appreciation (Depreciation)              -      1,580,241       (301,816)       365,482
                                                         -------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                         -      1,379,640        105,435        373,016
                                                         -------------  -------------  -------------  -------------
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      Spinnaker/Mainsail                                             -      1,678,297      4,810,133      1,240,191
      Spinnaker Advisor                                              -        495,965     19,672,719        158,035
      Spinnaker with Enhanced Earnings Benefit(EEB)                  -              -              -              -
      Spinnaker with Grtd Min Death Benefit (GMDB)                   -              -              -              -
      Spinnaker with EEB & GMDB                                      -              -              -              -
   Contract Terminations, Transfers Out
      Spinnaker/Mainsail                                             -       (793,158)    (3,201,339)      (285,769)
      Spinnaker Advisor                                              -       (134,347)   (20,458,824)       (33,274)
      Spinnaker with Enhanced Earnings Benefit(EEB)                  -              -              -              -
      Spinnaker with Grtd Min Death Benefit (GMDB)                   -              -              -              -
      Spinnaker with EEB & GMDB                                      -              -              -              -
   Contract Maintenance Charges
      Spinnaker/Mainsail                                             -         (1,675)       (22,844)        (1,955)
      Spinnaker Advisor                                              -              -              -              -
      Spinnaker with Enhanced Earnings Benefit(EEB)                  -              -              -              -
      Spinnaker with Grtd Min Death Benefit (GMDB)                   -              -              -              -
      Spinnaker with EEB & GMDB                                      -              -              -              -
                                                         -------------  -------------  -------------  -------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS                       -      1,245,082        799,845      1,077,228
                                                         -------------  -------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                              -      2,624,722        905,280      1,450,244
                                                         -------------  -------------  -------------  -------------

NET ASSETS AT DECEMBER 31, 2003                                      -      6,017,601     13,763,846      2,239,618
                                                         -------------  -------------  -------------  -------------

INCREASE IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                                     16        (89,862)       492,420        (19,547)
   Realized Gains (Losses)                                           -         75,533            (16)        41,246
   Net Change in Unrealized Appreciation (Depreciation)              -        623,997       (201,086)       333,219
                                                         -------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                        16        609,668        291,318        354,918
                                                         -------------  -------------  -------------  -------------
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      Spinnaker/Mainsail                                       200,882      1,974,033      3,165,109      1,836,047
      Spinnaker Advisor                                         46,004        859,081      2,347,204         57,779
      Spinnaker with Enhanced Earnings Benefit(EEB)                  -              -              -              -
      Spinnaker with Grtd Min Death Benefit (GMDB)                   -              -              -          2,503
      Spinnaker with EEB & GMDB                                      -              -              -              -
   Contract Terminations, Transfers Out
      Spinnaker/Mainsail                                       (14,536)    (1,936,499)    (2,077,493)      (474,716)
      Spinnaker Advisor                                              -       (573,679)    (2,675,087)       (18,746)
      Spinnaker with Enhanced Earnings Benefit(EEB)                  -              -              -              -
      Spinnaker with Grtd Min Death Benefit (GMDB)                   -              -              -              -
      Spinnaker with EEB & GMDB                                      -              -              -              -
   Contract Maintenance Charges
      Spinnaker/Mainsail                                             -         (1,844)       (32,546)        (3,861)
      Spinnaker Advisor                                              -              -              -              -
      Spinnaker with Enhanced Earnings Benefit(EEB)                  -              -              -              -
      Spinnaker with Grtd Min Death Benefit (GMDB)                   -              -              -              -
      Spinnaker with EEB & GMDB                                      -              -              -              -
                                                         -------------  -------------  -------------  -------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS                 232,350        321,092        727,187      1,399,006
                                                         -------------  -------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                        232,366        930,760      1,018,505      1,753,924
                                                         -------------  -------------  -------------  -------------

NET ASSETS AT DECEMBER 31, 2004                          $     232,366  $   6,948,361  $  14,782,351  $   3,993,542
                                                         =============  =============  =============  =============

(1)  For the period beginning December 3, 2004 (commencement of operations).

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                        SUB-ACCOUNTS
                                                         -------------------------------------------------------------------------
                                                           TEMPLETON      TEMPLETON         ING            ING        J.P. MORGAN
                                                          DEVELOPING       GROWTH        EMERGING        NATURAL     INTERNATIONAL
                                                            MARKETS      SECURITIES       MARKETS       RESOURCES      EQUITY(2)
                                                         -------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2003                            $     456,678  $     293,141  $   1,565,173  $   1,566,996  $           -
INCREASE IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                                 (5,401)           517        (23,030)       (21,740)        (4,597)
   Realized Gains (Losses)                                     207,097          8,069       (283,035)       (16,183)         7,895
   Net Change in Unrealized Appreciation (Depreciation)        250,289        257,924        932,906        448,484        161,464
                                                         -------------  -------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                   451,985        266,510        626,841        410,561        164,762
                                                         -------------  -------------  -------------  -------------  -------------
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      Spinnaker/Mainsail                                       671,737        689,116        258,979        141,662      1,470,382
      Spinnaker Advisor                                     10,214,968        200,389              -         40,258      1,450,177
      Spinnaker with Enhanced Earnings Benefit(EEB)                  -              -              -              -              -
      Spinnaker with Grtd Min Death Benefit (GMDB)                   -              -              -              -              -
      Spinnaker with EEB & GMDB                                      -              -              -              -              -
   Contract Terminations, Transfers Out
      Spinnaker/Mainsail                                      (369,173)       (70,815)      (398,398)      (297,121)      (139,948)
      Spinnaker Advisor                                    (10,244,928)       (29,384)             -              -     (1,357,463)
      Spinnaker with Enhanced Earnings Benefit(EEB)                  -              -              -              -              -
      Spinnaker with Grtd Min Death Benefit (GMDB)                   -              -              -              -              -
      Spinnaker with EEB & GMDB                                      -              -              -              -              -
   Contract Maintenance Charges
      Spinnaker/Mainsail                                          (183)          (275)        (2,073)        (4,536)             -
      Spinnaker Advisor                                              -              -              -              -              -
      Spinnaker with Enhanced Earnings Benefit(EEB)                  -              -              -              -              -
      Spinnaker with Grtd Min Death Benefit (GMDB)                   -              -              -              -              -
      Spinnaker with EEB & GMDB                                      -              -              -              -              -
                                                         -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS                 272,421        789,031       (141,492)      (119,737)     1,423,148
                                                         -------------  -------------  -------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                        724,406      1,055,541        485,349        290,824      1,587,910
                                                         -------------  -------------  -------------  -------------  -------------

NET ASSETS AT DECEMBER 31, 2003                              1,181,084      1,348,682      2,050,522      1,857,820      1,587,910
                                                         -------------  -------------  -------------  -------------  -------------

INCREASE IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                                  3,684         (6,333)       (10,932)        (7,550)       (28,859)
   Realized Gains (Losses)                                     123,033         31,773        (71,870)        59,000         36,127
   Net Change in Unrealized Appreciation (Depreciation)        127,817        294,473        459,888        159,596        607,937
                                                         -------------  -------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                   254,534        319,913        377,086        211,046        615,205
                                                         -------------  -------------  -------------  -------------  -------------
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      Spinnaker/Mainsail                                       901,165      1,496,952        144,025        323,528      2,940,257
      Spinnaker Advisor                                        213,365         30,813              -        171,619      1,386,664
      Spinnaker with Enhanced Earnings Benefit(EEB)                  -              -              -              -              -
      Spinnaker with Grtd Min Death Benefit (GMDB)                   -          1,000              -              -              -
      Spinnaker with EEB & GMDB                                      -              -              -              -              -
   Contract Terminations, Transfers Out
      Spinnaker/Mainsail                                      (802,595)      (313,828)      (335,425)      (372,825)      (424,746)
      Spinnaker Advisor                                       (184,794)       (31,238)             -       (123,348)    (1,137,258)
      Spinnaker with Enhanced Earnings Benefit(EEB)                  -              -              -              -              -
      Spinnaker with Grtd Min Death Benefit (GMDB)                   -              -              -              -              -
      Spinnaker with EEB & GMDB                                      -              -              -              -              -
   Contract Maintenance Charges
      Spinnaker/Mainsail                                          (202)          (430)        (1,849)        (3,740)            (5)
      Spinnaker Advisor                                              -              -              -              -              -
      Spinnaker with Enhanced Earnings Benefit(EEB)                  -              -              -              -              -
      Spinnaker with Grtd Min Death Benefit (GMDB)                   -              -              -              -              -
      Spinnaker with EEB & GMDB                                      -              -              -              -              -
                                                         -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS                 126,939      1,183,269       (193,249)        (4,766)     2,764,912
                                                         -------------  -------------  -------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                        381,473      1,503,182        183,837        206,280      3,380,117
                                                         -------------  -------------  -------------  -------------  -------------

NET ASSETS AT DECEMBER 31, 2004                          $   1,562,557  $   2,851,864  $   2,234,359  $   2,064,100  $   4,968,027
                                                         =============  =============  =============  =============  =============

(2)  For the period beginning May 1, 2003 (commencement of operations).

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                        SUB-ACCOUNTS
                                                         -------------------------------------------------------------------------
                                                          J.P. MORGAN    J.P. MORGAN                     PIONEER        PIONEER
                                                            MID CAP      U.S. LARGE       PIONEER       EMERGING        EQUITY
                                                           VALUE(2)      CAP EQUITY        BOND        MARKETS(1)      INCOME(1)
                                                         -------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2003                            $           -  $   8,257,327  $  13,780,735  $           -  $           -
INCREASE IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                                 (4,398)       (56,308)       369,207              -              -
   Realized Gains (Losses)                                       8,275       (459,455)        68,618              -              -
   Net Change in Unrealized Appreciation (Depreciation)         79,199      2,583,034       (192,173)             -              -
                                                         -------------  -------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                    83,076      2,067,271        245,652              -              -
                                                         -------------  -------------  -------------  -------------  -------------
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      Spinnaker/Mainsail                                       539,936        888,015      3,077,999              -              -
      Spinnaker Advisor                                        162,288        770,404        944,309              -              -
      Spinnaker with Enhanced Earnings Benefit(EEB)                  -              -              -              -              -
      Spinnaker with Grtd Min Death Benefit (GMDB)                   -              -              -              -              -
      Spinnaker with EEB & GMDB                                      -              -              -              -              -
   Contract Terminations, Transfers Out
      Spinnaker/Mainsail                                       (89,065)    (1,018,678)    (4,060,054)             -              -
      Spinnaker Advisor                                        (15,013)    (1,887,554)    (1,295,879)             -              -
      Spinnaker with Enhanced Earnings Benefit(EEB)                  -              -              -              -              -
      Spinnaker with Grtd Min Death Benefit (GMDB)                   -              -              -              -              -
      Spinnaker with EEB & GMDB                                      -              -              -              -              -
   Contract Maintenance Charges
      Spinnaker/Mainsail                                           (32)       (12,703)       (41,656)             -              -
      Spinnaker Advisor                                              -              -              -              -              -
      Spinnaker with Enhanced Earnings Benefit(EEB)                  -              -              -              -              -
      Spinnaker with Grtd Min Death Benefit (GMDB)                   -              -              -              -              -
      Spinnaker with EEB & GMDB                                      -              -              -              -              -
                                                         -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS                 598,114     (1,260,516)    (1,375,281)             -              -
                                                         -------------  -------------  -------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                        681,190        806,755     (1,129,629)             -              -
                                                         -------------  -------------  -------------  -------------  -------------

NET ASSETS AT DECEMBER 31, 2003                                681,190      9,064,082     12,651,106              -              -
                                                         -------------  -------------  -------------  -------------  -------------

INCREASE IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                                (16,702)       (56,862)      (136,981)           (30)         1,498
   Realized Gains (Losses)                                      46,849          2,147          1,594              1              2
   Net Change in Unrealized Appreciation (Depreciation)        256,041        725,853        379,467          1,307          3,304
                                                         -------------  -------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                   286,188        671,138        244,080          1,278          4,804
                                                         -------------  -------------  -------------  -------------  -------------
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      Spinnaker/Mainsail                                     2,037,026        572,286      1,368,834         31,529        485,823
      Spinnaker Advisor                                        278,166        340,285        242,133              -          3,944
      Spinnaker with Enhanced Earnings Benefit(EEB)                  -              -              -              -              -
      Spinnaker with Grtd Min Death Benefit (GMDB)                   -              -              -              -              -
      Spinnaker with EEB & GMDB                                      -              -              -              -              -
   Contract Terminations, Transfers Out
      Spinnaker/Mainsail                                      (542,147)      (717,390)    (2,986,129)             -         (1,486)
      Spinnaker Advisor                                        (46,145)    (1,037,664)      (757,068)             -              -
      Spinnaker with Enhanced Earnings Benefit(EEB)                  -              -              -              -              -
      Spinnaker with Grtd Min Death Benefit (GMDB)                   -              -              -              -              -
      Spinnaker with EEB & GMDB                                      -              -              -              -              -
   Contract Maintenance Charges
      Spinnaker/Mainsail                                          (180)       (11,011)       (39,068)             -              -
      Spinnaker Advisor                                              -              -              -              -              -
      Spinnaker with Enhanced Earnings Benefit(EEB)                  -              -              -              -              -
      Spinnaker with Grtd Min Death Benefit (GMDB)                   -              -              -              -              -
      Spinnaker with EEB & GMDB                                      -              -              -              -              -
                                                         -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS               1,726,720       (853,494)    (2,171,298)        31,529        488,281
                                                         -------------  -------------  -------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      2,012,908       (182,356)    (1,927,218)        32,807        493,085
                                                         -------------  -------------  -------------  -------------  -------------

NET ASSETS AT DECEMBER 31, 2004                          $   2,694,098  $   8,881,726  $  10,723,888  $      32,807  $     493,085
                                                         =============  =============  =============  =============  =============

(1)  For the period beginning December 3, 2004 (commencement of operations).
(2)  For the period beginning May 1, 2003 (commencement of operations).

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                SUB-ACCOUNTS
                                                         ----------------------------------------------------------
                                                                           PIONEER        PIONEER        PIONEER
                                                            PIONEER        GROWTH         MID-CAP         MONEY
                                                             FUND       OPPORTUNITIES      VALUE         MARKET
                                                         ----------------------------------------------------------
NET ASSETS AT JANUARY 1, 2003                            $  95,197,655  $  76,278,609  $  15,934,120  $  11,910,429
INCREASE IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                               (439,214)    (1,148,727)      (194,520)      (103,585)
   Realized Gains (Losses)                                  (4,781,762)    (4,520,102)    (1,111,744)             -
   Net Change in Unrealized Appreciation (Depreciation)     25,935,351     34,652,233      7,804,567              -
                                                         -------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                20,714,375     28,983,404      6,498,303       (103,585)
                                                         -------------  -------------  -------------  -------------
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      Spinnaker/Mainsail                                    12,073,502     10,241,509      3,893,184     10,005,997
      Spinnaker Advisor                                        687,260        536,002        220,351     30,889,517
      Spinnaker with Enhanced Earnings Benefit(EEB)                  -              -              -              -
      Spinnaker with Grtd Min Death Benefit (GMDB)                   -              -              -              -
      Spinnaker with EEB & GMDB                                      -              -              -              -
   Contract Terminations, Transfers Out
      Spinnaker/Mainsail                                   (19,767,068)   (17,288,329)    (4,856,056)   (10,624,974)
      Spinnaker Advisor                                       (556,857)      (276,545)      (131,035)   (32,358,133)
      Spinnaker with Enhanced Earnings Benefit(EEB)                  -              -              -              -
      Spinnaker with Grtd Min Death Benefit (GMDB)                   -              -              -              -
      Spinnaker with EEB & GMDB                                      -              -              -              -
   Contract Maintenance Charges
      Spinnaker/Mainsail                                      (127,104)       (38,154)        (8,790)       (18,716)
      Spinnaker Advisor                                              -              -              -              -
      Spinnaker with Enhanced Earnings Benefit(EEB)                  -              -              -              -
      Spinnaker with Grtd Min Death Benefit (GMDB)                   -              -              -              -
      Spinnaker with EEB & GMDB                                      -              -              -              -
                                                         -------------  -------------  -------------  -------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS              (7,690,267)    (6,825,517)      (882,346)    (2,106,309)
                                                         -------------  -------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                     13,024,108     22,157,887      5,615,957     (2,209,894)
                                                         -------------  -------------  -------------  -------------

NET ASSETS AT DECEMBER 31, 2003                            108,221,763     98,436,496     21,550,077      9,700,535
                                                         -------------  -------------  -------------  -------------

INCREASE IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                               (373,242)    (1,415,516)      (214,652)       (72,641)
   Realized Gains (Losses)                                  (3,034,948)        40,574         79,529              -
   Net Change in Unrealized Appreciation (Depreciation)      9,419,191     20,554,353      2,778,777              -
                                                         -------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                 6,011,001     19,179,411      2,643,654        (72,641)
                                                         -------------  -------------  -------------  -------------
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      Spinnaker/Mainsail                                     8,685,708      9,809,636      2,744,150     14,355,067
      Spinnaker Advisor                                        335,584      1,373,987        295,767      9,662,624
      Spinnaker with Enhanced Earnings Benefit(EEB)                  -              -              -              -
      Spinnaker with Grtd Min Death Benefit (GMDB)                   -              -              -          7,516
      Spinnaker with EEB & GMDB                                      -              -              -              -
   Contract Terminations, Transfers Out
      Spinnaker/Mainsail                                   (22,098,614)   (19,323,627)    (5,723,154)   (14,373,358)
      Spinnaker Advisor                                       (597,588)    (1,578,539)      (281,390)   (11,266,743)
      Spinnaker with Enhanced Earnings Benefit(EEB)                  -              -              -              -
      Spinnaker with Grtd Min Death Benefit (GMDB)                   -              -              -         (7,516)
      Spinnaker with EEB & GMDB                                      -              -              -              -
   Contract Maintenance Charges
      Spinnaker/Mainsail                                      (109,163)       (36,731)        (8,471)       (26,469)
      Spinnaker Advisor                                              -              -              -              -
      Spinnaker with Enhanced Earnings Benefit(EEB)                  -              -              -              -
      Spinnaker with Grtd Min Death Benefit (GMDB)                   -              -              -              -
      Spinnaker with EEB & GMDB                                      -              -              -              -
                                                         -------------  -------------  -------------  -------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS             (13,784,073)    (9,755,274)    (2,973,098)    (1,648,879)
                                                         -------------  -------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                     (7,773,072)     9,424,137       (329,444)    (1,721,520)
                                                         -------------  -------------  -------------  -------------

NET ASSETS AT DECEMBER 31, 2004                          $ 100,448,691  $ 107,860,633  $  21,220,633  $   7,979,015
                                                         =============  =============  =============  =============

(1)  For the period beginning December 3, 2004 (commencement of operations).

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                       SUB-ACCOUNTS
                                                         -------------------------------------------------------------------------
                                                            PIONEER        PIONEER                                      WANGER
                                                           SMALL CAP      SMALL CAP       SCUDDER        SCUDDER     U.S. SMALLER
                                                           VALUE(1)       VALUE II       BALANCED     INTERNATIONAL    COMPANIES
                                                         -------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2003                            $           -  $  11,843,614  $  32,610,703  $   9,232,855  $     706,540
INCREASE IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                                      -       (105,712)       346,420        (52,842)        (9,588)
   Realized Gains (Losses)                                           -        461,088     (1,266,913)    (1,610,808)       (11,939)
   Net Change in Unrealized Appreciation (Depreciation)              -      4,915,176      5,965,829      3,862,439        255,968
                                                         -------------  -------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                         -      5,270,553      5,045,336      2,198,789        234,441
                                                         -------------  -------------  -------------  -------------  -------------
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      Spinnaker/Mainsail                                             -      3,908,688      3,737,175        975,354          4,596
      Spinnaker Advisor                                              -      1,887,061        548,067      3,325,356              -
      Spinnaker with Enhanced Earnings Benefit(EEB)                  -              -              -              -              -
      Spinnaker with Grtd Min Death Benefit (GMDB)                   -              -              -              -              -
      Spinnaker with EEB & GMDB                                      -              -              -              -              -
   Contract Terminations, Transfers Out
      Spinnaker/Mainsail                                             -     (2,465,788)    (6,665,714)    (2,260,661)      (168,223)
      Spinnaker Advisor                                              -     (1,372,871)      (482,024)    (3,379,906)             -
      Spinnaker with Enhanced Earnings Benefit(EEB)                  -              -              -              -              -
      Spinnaker with Grtd Min Death Benefit (GMDB)                   -              -              -              -              -
      Spinnaker with EEB & GMDB                                      -              -              -              -              -
   Contract Maintenance Charges
      Spinnaker/Mainsail                                             -         (1,334)       (86,412)       (16,499)          (971)
      Spinnaker Advisor                                              -              -              -              -              -
      Spinnaker with Enhanced Earnings Benefit(EEB)                  -              -              -              -              -
      Spinnaker with Grtd Min Death Benefit (GMDB)                   -              -              -              -              -
      Spinnaker with EEB & GMDB                                      -              -              -              -              -
                                                         -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS                       -      1,955,756     (2,948,908)    (1,356,356)      (164,598)
                                                         -------------  -------------  -------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                              -      7,226,309      2,096,428        842,433         69,843
                                                         -------------  -------------  -------------  -------------  -------------

NET ASSETS AT DECEMBER 31, 2003                                      -     19,069,923     34,707,131     10,075,288        776,383
                                                         -------------  -------------  -------------  -------------  -------------

INCREASE IN NET ASSETS FROM OPERATIONS
   Net Investment Income (Loss)                                    (82)      (287,990)       115,187         (8,734)        (9,929)
   Realized Gains (Losses)                                           1      1,216,753       (872,993)    (1,124,257)        51,466
   Net Change in Unrealized Appreciation (Depreciation)          2,336      3,018,752      2,275,664      2,439,529         62,083
                                                         -------------  -------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                     2,255      3,947,515      1,517,858      1,306,538        103,620
                                                         -------------  -------------  -------------  -------------  -------------
CONTRACT TRANSACTIONS
   Contract Purchase Payments and Transfers In
      Spinnaker/Mainsail                                       143,277      4,117,021      2,526,519        648,996         28,034
      Spinnaker Advisor                                         17,517        673,866        336,300         12,931              -
      Spinnaker with Enhanced Earnings Benefit(EEB)                  -              -              -              -              -
      Spinnaker with Grtd Min Death Benefit (GMDB)                   -          1,503              -              -              -
      Spinnaker with EEB & GMDB                                      -              -              -              -              -
   Contract Terminations, Transfers Out
      Spinnaker/Mainsail                                          (381)    (3,838,636)    (7,321,454)    (2,342,989)      (209,696)
      Spinnaker Advisor                                              -       (860,770)    (1,052,918)       (27,494)             -
      Spinnaker with Enhanced Earnings Benefit(EEB)                  -              -              -              -              -
      Spinnaker with Grtd Min Death Benefit (GMDB)                   -              -              -              -              -
      Spinnaker with EEB & GMDB                                      -              -              -              -              -
   Contract Maintenance Charges
      Spinnaker/Mainsail                                             -         (1,347)       (73,102)       (12,817)          (780)
      Spinnaker Advisor                                              -              -              -              -              -
      Spinnaker with Enhanced Earnings Benefit(EEB)                  -              -              -              -              -
      Spinnaker with Grtd Min Death Benefit (GMDB)                   -              -              -              -              -
      Spinnaker with EEB & GMDB                                      -              -              -              -              -
                                                         -------------  -------------  -------------  -------------  -------------
INCREASE (DECREASE) FROM CONTRACT TRANSACTIONS                 160,413         91,637     (5,584,655)    (1,721,373)      (182,442)
                                                         -------------  -------------  -------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                        162,668      4,039,152     (4,066,797)      (414,835)       (78,822)
                                                         -------------  -------------  -------------  -------------  -------------

NET ASSETS AT DECEMBER 31, 2004                          $     162,668  $  23,109,075  $  30,640,334  $   9,660,453  $     697,561
                                                         =============  =============  =============  =============  =============

(1)  For the period beginning December 3, 2004 (commencement of operations).

                        SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

     Symetra Separate Account C (the Separate Account) is registered under the Investment Company Act of 1940, as amended, as a segregated unit investment trust of Symetra Life Insurance Company (Symetra Life), a wholly-owned subsidiary of Symetra Financial Corporation. Purchasers of various Symetra Life variable annuity products direct their investment to one or more of the sub-accounts of the Separate Account through the purchase of accumulation units. Under the terms of the registration, the Separate Account is authorized to issue an unlimited number of accumulation units. Each sub-account invests in shares of a designated portfolio of an open-ended registered investment company ("Mutual Fund") as indicated below. Not all sub-accounts are available in all Symetra Life variable annuity products. The performance of the underlying portfolios may differ substantially from publicly traded mutual funds with similar names and objectives.

     Symetra Financial Corporation is a Delaware corporation privately owned by an investor group led by White Mountains Insurance Group, Ltd. and Berkshire Hathaway Inc.

     On March 15, 2004, Symetra Financial Corporation entered into a definitive agreement to purchase a group of life and investment companies from Safeco Corporation (Safeco). The sale was completed effective August 2, 2004, at a purchase price of $1,349.9 million.

     The following companies were included in the transaction:
     -    Symetra Life Insurance Company (formerly Safeco Life Insurance
          Company)
     - Symetra National Life Insurance Company (formerly Safeco National Life Insurance Company)
     -    American States Life Insurance Company
     - First Symetra National Life Insurance Company of New York (formerly First Safeco National Life Insurance Company of New York)
     - Symetra Administrative Services, Inc. (formerly Safeco Administrative Services, Inc.)
     -    Symetra Asset Management Company (formerly Safeco Asset Management
          Company)
     -    Symetra Securities, Inc. (formerly Safeco Securities, Inc.)
     -    Symetra Services Corporation (formerly Safeco Services Corporation)
     - Symetra Investment Services, Inc. (formerly Safeco Investment Services, Inc.)
     - Symetra Assigned Benefits Service Company (formerly Safeco Assigned Benefits Service Company)

     SUB-ACCOUNTS                                                         UNDERLYING PORTFOLIOS
     -----------------------------------------------------------------------------------------------------------------------
                                                                          AIM Variable Insurance Funds, Inc.
     AIM Aggressive Growth                                                          AIM VI Aggressive Growth Fund
     AIM Capital Development                                                        AIM VI Capital Development Fund
     AIM Growth                                                                     AIM VI Growth Fund
     AIM Health Sciences(3)                                                         AIM VI Health Sciences(3)
     AIM International Growth                                                       AIM VI International Growth Fund
     AIM Real Estate(4)                                                             AIM VI Real Estate Fund(4)

                                                                          American Century Variable Portfolios, Inc.
     American Century Balanced                                                      VP Balanced
     American Century International                                                 VP International
     American Century Ultra                                                         VP Ultra
     American Century Value                                                         VP Value

                                                                          Dreyfus Variable Investments Fund
     Dreyfus Appreciation                                                           Dreyfus Appreciation Portfolio
     Dreyfus Quality Bond                                                           Dreyfus Quality Bond Portfolio

                                                                          Dreyfus Investment Portfolios
     Dreyfus MidCap Stock                                                           Dreyfus MidCap Stock Portfolio
     Dreyfus Technology Growth                                                      Dreyfus Technology Growth Portfolio

                                                                          Dreyfus Socially Responsible Growth Fund, Inc.
     Dreyfus Socially Responsible Growth (Dreyfus Socially Responsible)             Dreyfus Socially Responsible Growth
                                                                                      Fund

     SUB-ACCOUNTS                                                         UNDERLYING PORTFOLIOS
     -----------------------------------------------------------------------------------------------------------------------------
                                                                          Dreyfus Stock Index Fund, Inc.
     Dreyfus Stock Index                                                            Dreyfus Stock Index Fund
                                                                          Federated Insurance Series
     Federated Capital Income                                                       Federated Capital Income Fund II
     Federated High Income Bond (Federated High Income)                             Federated High Income Bond Fund II
     Federated International Equity (Federated International)                       Federated International Equity Fund II

                                                                          Fidelity Variable Insurance Products Fund (VIP)
     Fidelity Asset Manager                                                         VIP Asset Manager Portfolio
     Fidelity Contrafund                                                            VIP Contrafund Portfolio
     Fidelity Equity-Income                                                         VIP Equity-Income Portfolio
     Fidelity Growth                                                                VIP Growth Portfolio
     Fidelity Growth & Income                                                       VIP Growth & Income Portfolio
     Fidelity Growth Opportunities                                                  VIP Growth Opportunities Portfolio
     Fidelity Money Market                                                          VIP Money Market Portfolio, Service Class

                                                                          Franklin Templeton Variable Insurance Products Trust

     Franklin Income Securities(11)                                                 Franklin Income Securities Fund -- Class 2(11)
     Franklin Small Cap                                                             Franklin Small Cap Fund -- Class 2
     Franklin U.S. Government                                                       Franklin U.S. Government Fund -- Class 2
     Mutual Shares Securities                                                       Mutual Shares Securities Fund -- Class 2
     Templeton Developing Markets                                                   Templeton Developing Markets Securities
                                                                                      Fund -- Class 2
     Templeton Growth Securities                                                    Templeton Growth Securities Fund --
                                                                                      Class 2

                                                                          ING Emerging Markets Fund, Inc.
     ING Emerging Markets                                                           ING Emerging Markets Fund, Inc.

                                                                          ING Natural Resources Trust
     ING Natural Resources                                                          ING Natural Resources Trust

                                                                          J.P. Morgan Series Trust II
     J.P. Morgan International Equity                                               J.P. Morgan International Equity Portfolio
     J.P. Morgan Mid Cap Value                                                      J.P. Morgan Mid Cap Value Portfolio
     J.P. Morgan U.S. Large Cap Core Equity (J.P. Morgan                            J.P. Morgan U.S. Large Cap Equity Portfolio
        U.S. Large Cap Equity)
                                                                          Pioneer Investment Management
     Pioneer Bond(5)                                                                Pioneer Bond VCT Class I(5)
     Pioneer Emerging Markets                                                       Pioneer Emerging Markets VCT Class II
     Pioneer Equity Income                                                          Pioneer Equity Income VCT Class II
     Pioneer Fund(5)                                                                Pioneer Fund VCT Class I(5)
     Pioneer Growth Opportunities(5)                                                Pioneer Growth Opportunities VCT Class I(5)
     Poineer High Yield(11)                                                         Pioneer High Yield VCT Class II(11)
     Pioneer Mid-Cap Value(5)                                                       Pioneer Mid-Cap Value VCT Class I(5)
     Pioneer Money Market(5)                                                        Pioneer Money Market VCT Class I(5)
     Pioneer Small Cap Value                                                        Pioneer Small Cap Value VCT Class II
     Pioneer Small Cap Value II(5)                                                  Pioneer Small Cap Value II VCT Class I(5)
     Pioneer Strategic Income(11)                                                   Pioneer Strategic Income VCT Class II(11)

     SUB-ACCOUNTS                                                         UNDERLYING PORTFOLIOS
     -----------------------------------------------------------------------------------------------------------------------
                                                                          Scudder Variable Life Investment Fund
     Scudder Balanced                                                               Scudder VSI Balanced Portfolio
     Scudder International                                                          Scudder VSI International Portfolio

                                                                          Wanger Advisors Trust
     Wanger U.S. Smaller Companies                                                  U.S. Smaller Companies

      (3) AIM VI Health Sciences was known as INVESCO Health Sciences prior to October 15, 2004.

      (4) AIM VI Real Estate Fund was known as INVESCO Real Estate prior to April 30, 2004.

      (5) Pioneer Bond VCT, Pioneer Fund VCT, Pioneer Growth Opportunities VCT, Pioneer Mid-Cap Value VCT, Pioneer Money Market VCT and Pioneer Small Cap Value II VCT were formerly known as Safeco RST Bond Portfolio, Safeco RST Core Equity Portfolio, Safeco RST Growth Opportunities Portfolio, Safeco RST Multi-Cap Core Equity Portfolio, Safeco RST Money Market Portfolio and Safeco RST Small Cap Value Portfolio, respectively, prior to December 10, 2004.

      (11) Although these sub-accounts are part of the Separate Account, they are not included in the Statements of Assets and Liabilities, Operations, or Changes in Net Assets, and are not included in the notes as they have no assets at December 31, 2004 and no activity during the year ended December 31, 2004. However, these sub-accounts are available to policyholders.

     The Pioneer portfolios have adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under this plan, each portfolio pays to Pioneer Funds Distributor, Inc. a distribution fee of 0.25% of the average daily net assets attributable to Class II shares. Because these fees are an ongoing expense, over time they increase the cost of an investment and the shares may cost more than shares that are subject to other types of sales charges.

     Under applicable insurance law, the assets and liabilities of Symetra Separate Account C are clearly identified and distinguished from Symetra Life's other assets and liabilities. The portion of Symetra Separate Account C's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business Symetra Life may conduct.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

     INVESTMENT VALUATION -- Investments in portfolio shares are valued at the net asset value as reported by the underlying portfolio on the last trading day of the year.

     INVESTMENT TRANSACTIONS -- Investment transactions are recorded on the trade date. Realized gains and losses on security transactions are determined using the average cost method.

     INCOME RECOGNITION -- Dividend income and realized capital gain distribution received are recorded on the ex-dividend date. This income is reinvested in shares of the underlying portfolio.

     DISTRIBUTIONS -- The net investment income and realized capital gains of the Separate Account are not distributed, but are retained and reinvested for the benefit of accumulation unit owners.

     FEDERAL INCOME TAX -- Operations of the Separate Account are included in the federal income tax return of Symetra Life, which is taxed as a "Life Insurance Company" under the provisions of the Internal Revenue Code. Under current federal income tax law, no income taxes are payable with respect to operations of the Separate Account to the extent the earnings are reinvested.

     ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.   EXPENSES AND RELATED PARTY TRANSACTIONS

     Symetra Life assumes mortality and expense risks and incurs administrative expenses related to the operations of the Separate Account. Symetra Life deducts a daily charge from the assets of the Separate Account to cover these costs. This charge for the Spinnaker and Mainsail products is, on an annual basis, equal to 1.40 percent (1.25 percent for the mortality and expense risks and 0.15 percent for administration charges) of the average daily net assets of the Separate Account. The daily charge for the Spinnaker Advisor product is, on an annual basis, equal to 1.45 percent (1.25 percent for the mortality and expense risks and 0.20 percent for administrative charges) of the average daily net assets of the Separate Account. Symetra Life also deducts an annual contract maintenance Charge of $30 for each contract from the Separate Account. The maintenance charge, which is recorded as a redemption in the accompanying Statements of Changes in Net Assets, is waived on certain contracts as described in the prospectus.

     Additionally, during the years ended December 31, 2004 and 2003, management fees were paid indirectly to Symetra Asset Management Company, an affiliate of Symetra Life, in its capacity as advisor to the Safeco Resource Series Trust (RST) Portfolios. The Portfolios' advisory agreement provides for a fee at the annual rate of 0.65 percent of average daily net assets for the RST Money Market Portfolio, 0.74 percent of average daily net assets for the RST Bond, RST Core Equity, RST Growth Opportunities and RST Multi-Cap Core Portfolios, and 0.85 percent of average daily net assets for the RST Small-Cap Value Portfolio. During 2002, Safeco Asset Management Company voluntarily waived a portion of the investment advisory fees for the RST Money Market Portfolio. The waiver ranged from 0.10% at January 25, 2002 to 0.55% at December 31, 2002. The waiver expired on December 31, 2002.

     A withdrawal charge of $25 or 2% of the withdrawal amount, whichever is less, may be imposed for the second and each subsequent withdrawal in any one year. A transfer charge of $10 or 2% of the amount transferred, whichever is less, may be imposed on transfers that exceed the number of free transfers allowed each year. A surrender charge may be applicable in the first 8 years on withdrawals that exceed the free withdrawal amount. These charges do not apply to all products and may vary by contract year and other factors as described in the product prospectuses.

4.   SUMMARIZED INVESTMENT INFORMATION BY SUB-ACCOUNT

     The following table summarizes purchase and sales activity by sub-account for the year or period ended December 31, 2004. The table also summarizes underlying investment information for each sub-account as of December 31, 2004.

                                          FOR THE YEAR OR PERIOD ENDED                     AS OF DECEMBER 31, 2004
                                                                         -----------------------------------------------------------
                                                 DECEMBER 31, 2004                   INVESTMENTS                       NET ASSET
                                          ----------------------------   -----------------------------
     SUB-ACCOUNT                             PURCHASES         SALES       (AT COST)       (AT VALUE)    SHARES OWNED     VALUE
     -------------------------------------------------------------------------------------------------------------------------------
       AIM Aggressive Growth              $  1,554,274    $ 1,924,282    $   8,152,440    $  7,710,470      651,222    $    11.84
       AIM Capital Development                 279,820        163,743          235,496         272,310       18,550         14.68
       AIM Growth                              886,910      1,503,110        7,510,658       6,006,968      374,266         16.05
       AIM Health Sciences                   1,004,779        270,497        1,141,495       1,240,389       65,629         18.90
       AIM International Growth              1,671,562      1,302,436          441,112         512,296       25,913         19.77
       AIM Real Estate                       5,286,036      2,589,125        9,716,251      14,811,293      774,244         19.13
       American Century Balanced             4,076,532      3,551,018       17,086,725      18,247,664    2,506,547          7.28
       American Century International        3,591,980      4,285,915       15,584,370      13,955,152    1,898,660          7.35
       American Century Ultra                  338,650        121,710          362,668         402,795       39,645         10.16
       American Century Value                1,854,823        360,833        2,165,444       2,452,753      280,304          8.75
       Dreyfus Appreciation                  2,175,980      1,891,255        8,389,339       8,896,296      250,177         35.56
       Dreyfus MidCap Stock                  7,177,516      4,224,733       21,565,703      26,964,576    1,530,339         17.62
       Dreyfus Quality Bond                  4,072,828      3,584,754       10,803,231      10,666,626      934,849         11.41
       Dreyfus Socially Responsible            738,364        856,804        4,108,204       3,613,326      143,557         25.17
       Dreyfus Stock Index                   6,629,624      2,183,216        9,170,922      10,190,700      329,796         30.90
       Dreyfus Technology Growth             2,280,794      2,959,684        5,189,046       4,636,305      531,686          8.72
       Federated Capital Income                572,810      1,114,104        4,211,973       3,320,552      374,358          8.87
       Federated High Income Bond            2,407,813      2,336,167        7,920,806       8,029,898      979,256          8.20
       Federated International Equity          188,689      1,217,160        3,959,112       2,843,233      215,072         13.22
       Fidelity Asset Manager                  395,023        126,311          410,964         429,702       28,936         14.85
       Fidelity Contrafund                   5,380,983      5,352,304       25,982,085      28,686,673    1,077,637         26.62
       Fidelity Equity Income                3,950,941        768,392        4,957,979       5,560,587      219,180         25.37
       Fidelity Growth                       5,205,911      4,761,122       23,848,390      21,452,442      670,179         32.01
       Fidelity Growth & Income              2,516,173      2,161,305       10,302,164      11,249,102      808,706         13.91
       Fidelity Growth Opportunities           808,430      2,009,647        8,261,218       7,336,623      456,542         16.07
       Fidelity Money Market                   247,001(1)      14,635(1)       232,366         232,366      232,366          1.00
       Franklin Small Cap                    2,851,981      2,545,217        6,243,823       6,948,361      357,610         19.43
       Franklin U.S. Government              6,355,182      5,135,591       15,012,413      14,782,351    1,151,258         12.84
       Mutual Shares Securities              1,926,797        506,092        3,307,990       3,993,542      239,996         16.64
       Templeton Developing Markets          1,149,901        896,245        1,202,861       1,562,557      180,226          8.67
       Templeton Growth Securities           1,555,196        346,487        2,320,737       2,851,864      222,281         12.83
       ING Emerging Markets                    166,317        442,368        2,330,455       2,234,359      281,405          7.94
       ING Natural Resources                   519,459        472,774        1,622,767       2,064,100      116,946         17.65
       J.P. Morgan International Equity      4,403,419      1,631,239        4,198,625       4,968,027      446,765         11.12
       J.P. Morgan Mid Cap Value             2,370,867        614,001        2,358,858       2,694,098      103,939         25.92
       J.P. Morgan U.S. Large Cap Equity     1,082,391      1,990,599        8,361,855       8,881,726      653,549         13.59
       Pioneer Bond                          1,711,078      4,017,762       10,544,591      10,723,888      923,677         11.61
       Pioneer Emerging Markets                 31,529(1)          29(1)        31,500          32,807        1,614         20.33
       Pioneer Equity Income                   491,507(1)       1,726(1)       489,781         493,085       23,844         20.68
       Pioneer Fund                         10,273,977     27,466,241      113,694,108     100,448,691    4,883,262         20.57
       Pioneer Growth Opportunities         11,240,956     22,371,173       95,794,183     107,860,633    4,535,771         23.78
       Pioneer Mid-Cap Value                 3,234,659      6,342,880       18,951,307      21,220,633      860,178         24.67
       Pioneer Money Market                 24,650,338     26,371,858        7,979,015       7,979,015    7,979,015          1.00
       Pioneer Small Cap Value                 160,794(1)         462(1)       160,332         162,668       10,881         14.95
       Pioneer Small Cap Value II            5,212,273      4,191,873       15,182,164      23,109,075    1,130,581         20.44
       Scudder Balanced                      3,727,929     10,070,391       33,295,573      30,640,334    2,618,832         11.70
       Scudder International                   802,532      3,656,897       12,969,719       9,660,453    1,016,890          9.50
       Wanger U.S. Smaller Companies            35,385        176,290          473,394         697,561       22,237         31.37

   (1) For the period beginning December 3, 2004 (commencement of operations)

5.   CHANGES IN UNITS OUTSTANDING

     The changes in units outstanding for the year or period ended December 31 were as follows:

     SPINNAKER/MAINSAIL

                                                             2004                                           2003
                                          --------------------------------------------    --------------------------------------
                                                                              INCREASE                                   INCREASE
                                                 UNITS         UNITS         (DECREASE)         UNITS           UNITS   (DECREASE)
     SUB-ACCOUNT                                ISSUED       REDEEMED         IN UNITS         ISSUED         REDEEMED   IN UNITS
     ------------------------------------------------------------------------------------------------------------------------------
       AIM Aggressive Growth                   211,580       (224,878)         (13,298)        277,524     (199,723)      77,801
       AIM Capital Development                  16,201         (9,005)           7,196           9,343(2)    (1,024)(2)    8,319(2)
       AIM Growth                              186,525       (231,898)         (45,373)        297,127     (232,496)      64,631
       AIM Health Sciences                      55,701        (16,128)          39,573          24,639(2)    (4,426)(2)   20,213(2)
       AIM International Growth                 35,377        (13,351)          22,026           5,724(2)         - (2)    5,724(2)
       AIM Real Estate                         236,631       (129,494)         107,137         236,780     (102,349)     134,431
       American Century Balanced               270,690       (260,646)          10,044         369,351     (258,621)     110,730
       American Century International          284,496       (329,135)         (44,639)        305,341     (352,624)     (47,283)
       American Century Ultra                   22,358         (7,856)          14,502          11,491(2)      (710)(2)   10,781(2)
       American Century Value                  138,264        (25,560)         112,704          41,989       (6,787)      35,202
       Dreyfus Appreciation                    191,724       (176,885)          14,839         254,843     (173,746)      81,097
       Dreyfus MidCap Stock                    468,780       (291,134)         177,646         597,107     (347,184)     249,923
       Dreyfus Quality Bond                    244,962       (139,635)         105,327         243,013     (125,868)     117,145
       Dreyfus Socially Responsible            108,110       (106,441)           1,669         133,628      (85,283)      48,345
       Dreyfus Stock Index                     294,683        (45,120)         249,563         168,603(2)    (4,734)(2)  163,869(2)
       Dreyfus Technology Growth               557,170       (628,424)         (71,254)        603,114     (241,833)     361,281
       Federated Capital Income                 30,415        (63,740)         (33,325)         45,980      (61,215)     (15,235)
       Federated High Income                   114,752       (130,312)         (15,560)        171,085     (145,968)      25,117
       Federated International                  12,279        (52,432)         (40,153)         25,243      (62,156)     (36,913)
       Fidelity Asset Manager                   20,193         (3,611)          16,582          15,311(2)    (3,702)(2)   11,609(2)
       Fidelity Contrafund                     380,835       (379,335)           1,500         354,433     (449,292)     (94,859)
       Fidelity Equity-Income                  274,199        (47,178)         227,021         132,280(2)    (2,142)(2)  130,138(2)
       Fidelity Growth                         725,931       (575,161)         150,770         763,955     (488,013)     275,942
       Fidelity Growth & Income                215,948       (159,020)          56,928         403,938     (180,244)     223,694
       Fidelity Growth Opportunities            88,457       (194,130)        (105,673)        162,045     (192,896)     (30,851)
       Fidelity Money Market                    20,086         (1,453)          18,633               -             -           -
       Franklin Small Cap                      284,552       (281,164)           3,388         294,354     (142,172)     152,182
       Franklin U.S. Government                249,916       (166,649)          83,267         384,450     (257,585)     126,865
       Mutual Shares Securities                170,526        (44,744)         125,782         138,004      (31,393)     106,611
       Templeton Developing Markets             77,873        (71,873)           6,000          76,470      (41,941)      34,529
       Templeton Growth Securities             139,714        (29,228)         110,486          80,491       (7,948)      72,543
       ING Emerging Markets                     15,010        (35,270)         (20,260)         34,280      (58,092)     (23,812)
       ING Natural Resources                    20,143        (23,313)          (3,170)         10,852(2)   (23,483)(2)  (12,631)(2)
       J.P. Morgan International Equity        213,278        (30,181)         183,097         123,272(2)   (12,096)(2)  111,176(2)
       J.P. Morgan Mid Cap Value               151,732        (41,162)         110,570          49,960(2)    (7,839)(2)   42,121(2)
       J.P. Morgan U.S. Large Cap Equity        77,127        (97,962)         (20,835)        144,366     (161,566)     (17,200)
       Pioneer Bond                             55,401       (122,086)         (66,685)        126,272     (168,105)     (41,833)
       Pioneer Emerging Markets                  3,147(1)           -(1)         3,147(1)            -             -           -
       Pioneer Equity Income                    47,994(1)        (146)(1)       47,848(1)            -             -           -
       Pioneer Fund                            188,677       (480,541)        (291,864)        300,052     (498,390)    (198,338)
       Pioneer Growth Opportunities            247,155       (480,319)        (233,164)        341,714     (589,497)    (247,783)
       Pioneer Mid-Cap Value                   141,293       (293,822)        (152,529)        251,217     (324,072)     (72,855)
       Pioneer Money Market                    827,322       (830,018)          (2,696)        570,967     (607,159)     (36,192)
       Pioneer Small-Cap Value                  14,284(1)         (38)(1)       14,246(1)            -             -           -

                                                             2004                                        2003
                                          -----------------------------------------    ----------------------------------------
                                                                          INCREASE                                    INCREASE
                                                 UNITS         UNITS     (DECREASE)          UNITS        UNITS      (DECREASE)
     SUB-ACCOUNT                                ISSUED       REDEEMED     IN UNITS           ISSUED      REDEEMED     IN UNITS
     --------------------------------------------------------------------------------------------------------------------------
       Pioneer Small-Cap Value II              233,250       (216,892)       16,358         285,595      (180,262)      105,333
       Scudder Balanced                        123,191       (359,954)     (236,763)        201,895      (364,048)     (162,153)
       Scudder International                    47,489       (171,624)     (124,135)         90,063      (207,879)     (117,816)
       Wanger U.S. Smaller Companies               832         (6,311)       (5,479)            174        (6,971)       (6,797)
     SPINNAKER ADVISOR
       AIM Aggressive Growth                    45,481        (55,618)      (10,137)        132,773      (152,002)      (19,229)
       AIM Capital Development                   2,423         (1,210)        1,213           1,907(2)        (43)(2)     1,864(2)
       AIM Growth                                7,889        (18,081)      (10,192)         13,682       (20,265)       (6,583)
       AIM Health Sciences                      25,515         (4,141)       21,374          17,730(2)       (164)(2)    17,566(2)
       AIM International Growth                 87,122        (82,888)        4,234         217,211(2)   (216,554)(2)       657(2)
       AIM Real Estate                          59,607        (39,610)       19,997         116,528       (57,879)       58,649
       American Century Balanced                81,703        (41,005)       40,698         111,019       (28,066)       82,953
       American Century International          230,932       (219,609)       11,323       3,605,512    (3,626,764)      (21,252)
       American Century Ultra                    4,986         (1,743)        3,243           2,688(2)          -(2)      2,688(2)
       American Century Value                   19,137         (5,920)       13,217          19,537          (548)       18,989
       Dreyfus Appreciation                     40,238        (30,167)       10,071          86,370       (42,084)       44,286
       Dreyfus MidCap Stock                    122,134        (90,792)       31,342         193,281      (120,962)       72,319
       Dreyfus Quality Bond                     43,519       (130,004)      (86,485)        197,325      (177,466)       19,859
       Dreyfus Socially Responsible             15,001        (12,903)        2,098          12,480        (2,948)        9,532
       Dreyfus Stock Index                     227,512       (127,232)      100,280         280,047(2)    (20,673)(2)   259,374(2)
       Dreyfus Technology Growth                41,457        (42,028)         (571)        105,573       (14,486)       91,087
       Federated Capital Income                  5,446         (6,227)         (781)          5,077        (6,241)       (1,164)
       Federated High Income                    20,894        (27,634)       (6,740)        329,054      (176,283)      152,771
       Fidelity Asset Manager                   11,730         (4,672)        7,058           1,707(2)          -(2)      1,707(2)
       Fidelity Contrafund                      22,983           (604)       22,379          10,581           (63)       10,518
       Fidelity Equity-Income                   25,190         (6,168)       19,022          27,392(2)     (1,924)(2)    25,468(2)
       Fidelity Growth                          98,923        (86,244)       12,679         176,382      (112,586)       63,796
       Fidelity Growth & Income                 53,678        (71,221)      (17,543)        168,115       (70,432)       97,683
       Fidelity Growth Opportunities             3,298         (4,109)         (811)         23,541        (8,714)       14,827
       Fidelity Money Market                     4,600(1)           -(1)      4,600(1)            -             -             -
       Franklin Small Cap                      135,393        (89,723)       45,670          92,494       (27,211)       65,283
       Franklin U.S. Government                192,140       (218,464)      (26,324)      1,635,109    (1,700,006)      (64,897)
       Mutual Shares Securities                  5,392         (1,756)        3,636          18,201        (3,822)       14,379
       Templeton Developing Markets             18,297        (16,081)        2,216       1,177,353    (1,166,766)       10,587
       Templeton Growth Securities               2,815         (2,878)          (63)         24,137        (3,278)       20,859
       ING Natural Resources                    12,410         (8,689)        3,721           3,147             -         3,147
       J.P. Morgan International Equity        103,224        (85,358)       17,866         136,217(2)   (127,812)(2)     8,405(2)
       J.P. Morgan Mid Cap Value                21,127         (3,565)       17,562          14,542(2)     (1,274)(2)    13,268(2)
       J.P. Morgan U.S. Large Cap Equity        47,354       (143,823)      (96,469)        127,753      (303,217)     (175,464)
       Pioneer Bond                             19,877        (62,196)      (42,319)         78,743      (108,129)      (29,386)
       Pioneer Equity Income                       388(1)           -(1)        388(1)            -             -             -
       Pioneer Fund                             46,411        (83,092)      (36,681)        109,920       (89,423)       20,497
       Pioneer Growth Opportunities            147,146       (168,880)      (21,734)         74,552       (42,999)       31,553
       Pioneer Mid-Cap Value                    38,871        (37,275)        1,596          33,822       (24,429)        9,393
       Pioneer Money Market                    939,530     (1,095,920)     (156,390)      2,971,693    (3,113,902)     (142,209)
       Pioneer Small-Cap Value                   1,734(1)           -(1)      1,734(1)      171,439      (127,973)       43,466
       Pioneer Small-Cap Value II               44,070        (56,611)      (12,541)              -             -             -
       Scudder Balanced                         39,076       (123,042)      (83,966)         71,548       (62,639)        8,909
       Scudder International                     2,010         (4,447)       (2,437)        680,109      (678,226)        1,883

     SPINNAKER WITH GMDB RIDER

                                                             2004                                          2003
                                          --------------------------------------------    ------------------------------------------
                                                                             INCREASE                                   INCREASE
                                                 UNITS         UNITS        (DECREASE)        UNITS           UNITS    (DECREASE)
     SUB-ACCOUNT                                ISSUED       REDEEMED        IN UNITS        ISSUED         REDEEMED    IN UNITS
     -------------------------------------------------------------------------------------------------------------------------------
       Fidelity Growth                             422(6)           -(6)           422(6)            -             -           -
       Mutual Shares Securities                    238(6)           -(6)           238(6)            -             -           -
       Templeton Growth Securities                  96(6)           -(6)            96(6)            -             -           -
       Pioneer Money Market                        434(1)        (434)(1)            -(1)            -             -           -
       Pioneer Small-Cap Value II                   87(6)           -(6)            87(6)            -             -           -

     As indicated in the Statements of Assets and Liabilities, there were no assets invested in the Spinnaker with EEB product, nor in the Spinnaker with EEB and GMDB. For this reason, they are not included here.

       (1) For the period beginning December 3, 2004 (commencement of operations).
       (2) For the period beginning May 1, 2003 (commencement of operations).
       (6) for the period beginning April 30, 2004 (commencement of operations).

6.   UNIT VALUES

     A summary of unit values and units outstanding for variable annuity contracts, net investment income ratios, and expense ratios, excluding expenses of the underlying funds, for each of the three years in the period ended December 31 follows.

                                        AT DECEMBER 31                        FOR THE YEAR OR PERIOD ENDED DECEMBER 31,
                        -----------------------------------------------   ------------------------------------------------
                             UNIT              UNITS           NET           INVESTMENT        EXPENSE           TOTAL
SUB-ACCOUNT                 VALUE           OUTSTANDING       ASSETS      INCOME RATIO(8)      RATIO(9)        RETURN(10)
--------------------------------------------------------------------------------------------------------------------------
AIM AGGRESSIVE GROWTH
  Spinnaker/Mainsail
      2004               $      6.539        1,103,346     $  7,214,403             0.00%            1.40%           10.25%
      2003                      5.931        1,116,644        6,622,805             0.00%            1.40%           24.92%
      2002                      4.748        1,038,843        4,932,111             0.00%            1.40%          (23.74%)
      2001                      6.226          993,553        6,185,992             0.00%            1.40%          (27.11%)
  Spinnaker Advisor
      2004                      6.109           81,209          496,067             0.00%            1.45%           10.19%
      2003                      5.544           91,346          506,387             0.00%            1.45%           24.86%
      2002                      4.440          110,575          490,947             0.00%            1.45%          (23.78%)
      2001                      5.825           63,634          370,685             0.00%            1.45%          (27.13%)
AIM CAPITAL DEVELOPMENT
  Spinnaker/Mainsail
      2004                     14.648           15,515          227,271             0.00%            1.40%           13.89%
      2003                     12.861            8,319          106,993             0.00%(2)         1.40%           28.61%(2)
  Spinnaker Advisor
      2004                     14.636            3,077           45,039             0.00%            1.45%           13.84%
      2003                     12.857            1,864           23,964             0.00%(2)         1.45%           28.57%(2)
AIM GROWTH
  Spinnaker/Mainsail
      2004                      4.548        1,202,577        5,468,762             0.00%            1.40%            6.74%
      2003                      4.261        1,247,950        5,317,815             0.00%            1.40%           29.40%
      2002                      3.293        1,183,319        3,895,392             0.00%            1.40%          (31.92%)
      2001                      4.837        1,082,565        5,236,706             0.25%            1.40%          (34.84%)
  Spinnaker Advisor
      2004                      4.369          123,188          538,206             0.00%            1.45%            6.67%
      2003                      4.096          133,380          546,320             0.00%            1.45%           29.37%
      2002                      3.166          139,963          443,079             0.00%            1.45%          (31.97%)
      2001                      4.654          148,352          690,482             0.35%            1.45%          (34.85%)

                                                    AT DECEMBER 31               FOR THE YEAR OR PERIOD ENDED DECEMBER 31,
                                     ----------------------------------------  ---------------------------------------------
                                         UNIT         UNITS          NET        INVESTMENT         EXPENSE         TOTAL
SUB-ACCOUNT                             VALUE      OUTSTANDING      ASSETS     INCOME RATIO(8)     RATIO(9)      RETURN(10)
----------------------------------------------------------------------------------------------------------------------------
AIM HEALTH SCIENCES
  Spinnaker/Mainsail
      2004                           $     12.568        59,786  $    751,397            0.00%           1.40%          6.07%
      2003                                 11.849        20,213       239,498            0.00%(2)        1.40%         18.49%(2)
  Spinnaker Advisor
      2004                                 12.558        38,940       488,992            0.00%           1.45%          6.02%
      2003                                 11.845        17,566       208,075            0.00%(2)        1.45%         18.45%(2)
AIM INTERNATIONAL GROWTH
  Spinnaker/Mainsail
      2004                                 15.697        27,750       435,590            1.05%           1.40%         22.28%
      2003                                 12.837         5,724        73,483            0.90%(2)        1.40%         28.61%(2)
  Spinnaker Advisor
      2004                                 15.684         4,891        76,706            0.64%           1.45%         22.22%
      2003                                 12.833           657         8,438            0.12%(2)        1.45%         28.57%(2)
AIM REAL ESTATE OPPORTUNITY
  Spinnaker/Mainsail
      2004                                 20.384       565,997    11,537,386            0.96%           1.40%         34.68%
      2003                                 15.135       458,860     6,944,993            2.04%           1.40%         36.89%
      2002                                 11.056       324,429     3,587,206            1.79%           1.40%          4.90%
      2001                                 10.540       105,012     1,106,849            1.03%           1.40%         (2.15%)
  Spinnaker Advisor
      2004                                 19.585       167,160     3,273,907            0.93%           1.45%         34.60%
      2003                                 14.550       147,163     2,141,165            2.15%           1.45%         36.83%
      2002                                 10.634        88,514       941,309            1.57%           1.45%          4.85%
      2001                                 10.142        34,322       348,106            2.32%           1.45%          2.18%
AMERICAN CENTURY BALANCED
  Spinnaker/Mainsail
      2004                                 11.593     1,222,473    14,172,673            1.62%           1.40%          8.24%
      2003                                 10.710     1,212,429    12,985,131            2.49%           1.40%         17.80%
      2002                                  9.092     1,101,699    10,015,893            2.78%           1.40%        (10.81%)
      2001                                 10.194     1,187,997    12,110,675            2.83%           1.40%         (4.89%)
  Spinnaker Advisor
      2004                                  9.996       407,679     4,074,991            1.58%           1.45%          8.19%
      2003                                  9.239       366,984     3,390,375            2.43%           1.45%         17.75%
      2002                                  7.846       284,028     2,228,547            2.33%           1.45%        (10.86%)
      2001                                  8.802       180,330     1,587,337            0.95%           1.45%         (4.94%)
AMERICAN CENTURY INTERNATIONAL
  Spinnaker/Mainsail
      2004                                  8.347     1,553,840    12,969,472            0.55%           1.40%         13.33%
      2003                                  7.365     1,598,479    11,773,492            0.74%           1.40%         22.77%
      2002                                  5.999     1,645,762     9,871,793            0.79%           1.40%        (21.48%)
      2001                                  7.640     1,711,144    13,072,878            0.09%           1.40%        (30.18%)
  Spinnaker Advisor
      2004                                  6.758       145,843       985,680            0.51%           1.45%         13.26%
      2003                                  5.967       134,520       802,667            0.48%           1.45%         22.73%
      2002                                  4.862       155,772       757,346            1.47%           1.45%        (21.52%)
      2001                                  6.195       100,732       624,080            0.06%           1.45%        (30.28%)
AMERICAN CENTURY ULTRA
  Spinnaker/Mainsail
      2004                                 12.906        25,283       326,316            0.00%           1.40%          9.13%
      2003                                 11.826        10,781       127,500            0.00%(2)        1.40%         18.26%(2)
  Spinnaker Advisor
      2004                                 12.896         5,931        76,479            0.00%           1.45%          9.08%
      2003                                 11.822         2,688        31,782            0.00%(2)        1.45%         18.22%(2)

                                                   AT DECEMBER 31                FOR THE YEAR OR PERIOD ENDED DECEMBER 31,
                                     ----------------------------------------  ---------------------------------------------
                                         UNIT         UNITS          NET         INVESTMENT        EXPENSE         TOTAL
SUB-ACCOUNT                             VALUE      OUTSTANDING      ASSETS     INCOME RATIO(8)     RATIO(9)      RETURN(10)
----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VALUE
  Spinnaker/Mainsail
      2004                           $     12.471       160,794  $  2,005,263            0.63%           1.40%         12.75%
      2003                                 11.061        48,090       531,946            0.56%           1.40%         27.17%
      2002                                  8.698        12,888       112,105            0.00%(7)        1.40%        (13.02%)(7)
  Spinnaker Advisor
      2004                                 12.454        35,929       447,490            0.85%           1.45%         12.69%
      2003                                 11.052        22,712       251,018            0.47%           1.45%         27.11%
      2002                                  8.695         3,723        32,374            0.00%(7)        1.45%        (13.05%)(7)
DREYFUS APPRECIATION
  Spinnaker/Mainsail
      2004                                  8.935       749,658     6,698,484            1.67%           1.40%          3.58%
      2003                                  8.626       734,819     6,338,819            1.50%           1.40%         19.49%
      2002                                  7.219       653,722     4,719,229            1.35%           1.40%        (17.88%)
      2001                                  8.791       430,034     3,780,273            1.34%           1.40%        (10.57%)
  Spinnaker Advisor
      2004                                  8.540       257,343     2,197,812            1.74%           1.45%          3.53%
      2003                                  8.249       247,272     2,039,790            1.52%           1.45%         19.43%
      2002                                  6.907       202,986     1,401,979            1.47%           1.45%        (17.92%)
      2001                                  8.415        71,447       601,201            2.51%           1.45%        (10.61%)
DREYFUS MIDCAP STOCK
  Spinnaker/Mainsail
      2004                                 12.193     1,459,796    17,799,339            0.41%           1.40%         12.88%
      2003                                 10.802     1,282,150    13,849,504            0.31%           1.40%         29.89%
      2002                                  8.316     1,032,227     8,583,864            0.30%           1.40%        (13.71%)
      2001                                  9.637       798,746     7,697,687            0.20%           1.40%         (4.61%)
  Spinnaker Advisor
      2004                                 11.296       811,373     9,165,237            0.40%           1.45%         12.82%
      2003                                 10.012       780,031     7,809,734            0.30%           1.45%         29.82%
      2002                                  7.712       707,712     5,457,717            0.33%           1.45%        (13.76%)
      2001                                  8.942       447,328     3,999,827            0.30%           1.45%         (4.65%)
DREYFUS QUALITY BOND
  Spinnaker/Mainsail
      2004                                 12.768       486,878     6,216,345            4.15%           1.40%          1.93%
      2003                                 12.526       381,551     4,779,414            4.01%           1.40%          3.48%
      2002                                 12.105       264,406     3,200,627            5.10%           1.40%          6.27%
      2001                                 11.391       186,670     2,126,288            7.70%           1.40%          5.27%
  Spinnaker Advisor
      2004                                 12.367       359,839     4,450,281            4.02%           1.45%          1.87%
      2003                                 12.140       446,324     5,418,192            3.95%           1.45%          3.43%
      2002                                 11.737       426,465     5,005,521            5.07%           1.45%          6.22%
      2001                                 11.050       292,769     3,235,114            8.46%           1.45%          5.17%
DREYFUS SOCIALLY RESPONSIBLE
  Spinnaker/Mainsail
      2004                                  6.132       521,728     3,199,367            0.39%           1.40%          4.73%
      2003                                  5.855       520,059     3,045,079            0.12%           1.40%         24.26%
      2002                                  4.712       471,714     2,222,424            0.23%           1.40%        (29.94%)
      2001                                  6.726       450,769     3,031,702            0.07%           1.40%        (23.68%)
  Spinnaker Advisor
      2004                                  5.780        71,622       413,959            0.40%           1.45%          4.69%
      2003                                  5.521        69,524       383,879            0.12%           1.45%         24.19%
      2002                                  4.446        59,992       266,681            0.30%           1.45%        (29.97%)
      2001                                  6.349        37,403       237,453            0.10%           1.45%        (23.71%)

                                                   AT DECEMBER 31                FOR THE YEAR OR PERIOD ENDED DECEMBER 31,
                                     ----------------------------------------  ---------------------------------------------
                                         UNIT         UNITS          NET         INVESTMENT        EXPENSE         TOTAL
SUB-ACCOUNT                             VALUE      OUTSTANDING      ASSETS     INCOME RATIO(8)     RATIO(9)      RETURN(10)
----------------------------------------------------------------------------------------------------------------------------
DREYFUS STOCK INDEX
  Spinnaker/Mainsail
      2004                           $     13.187       413,432  $  5,451,916            1.68%           1.40%          8.81%
      2003                                 12.119       163,869     1,985,882            1.12%(2)        1.40%         21.19%(2)
  Spinnaker Advisor
      2004                                 13.176       359,654     4,738,784            1.51%           1.45%          8.76%
      2003                                 12.115       259,374     3,142,228            1.03%(2)        1.45%         21.15%(2)
DREYFUS TECHNOLOGY GROWTH
  Spinnaker/Mainsail
      2004                                  3.785     1,054,164     3,989,941            0.00%           1.40%         (0.94%)
      2003                                  3.821     1,125,418     4,300,034            0.00%           1.40%         48.85%
      2002                                  2.567       764,137     1,960,612            0.00%           1.40%        (40.25%)
      2001                                  4.296       632,419     2,716,852            0.00%           1.40%        (34.09%)
  Spinnaker Advisor
      2004                                  3.438       187,997       646,364            0.00%           1.45%         (1.01%)
      2003                                  3.473       188,568       654,806            0.00%           1.45%         48.80%
      2002                                  2.334        97,481       227,429            0.00%           1.45%        (40.28%)
      2001                                  3.908        54,801       214,176            0.00%           1.45%        (34.10%)
FEDERATED CAPITAL INCOME
  Spinnaker/Mainsail
      2004                                 12.602       252,264     3,178,995            4.56%           1.40%          8.39%
      2003                                 11.626       285,589     3,320,329            6.42%           1.40%         19.00%
      2002                                  9.770       300,824     2,938,890            5.77%           1.40%        (25.01%)
      2001                                 13.028       352,242     4,589,081            3.51%           1.40%        (14.93%)
  Spinnaker Advisor
      2004                                  7.531        18,797       141,557            4.02%           1.45%          8.33%
      2003                                  6.952        19,578       136,096            6.54%           1.45%         18.94%
      2002                                  5.845        20,742       121,225            4.76%           1.45%        (25.04%)
      2001                                  7.798        16,926       131,980            0.01%           1.45%        (14.44%)
FEDERATED HIGH INCOME
  Spinnaker/Mainsail
      2004                                 14.713       395,158     5,814,109            7.23%           1.40%          8.92%
      2003                                 13.508       410,718     5,548,087            7.25%           1.40%         20.52%
      2002                                 11.208       385,601     4,321,935           10.24%           1.40%         (0.03%)
      2001                                 11.211       438,228     4,912,873           10.32%           1.40%          0.04%
  Spinnaker Advisor
      2004                                 12.066       183,641     2,215,789            7.16%           1.45%          8.87%
      2003                                 11.083       190,381     2,110,024            2.18%           1.45%         20.46%
      2002                                  9.201        37,610       346,041            9.13%           1.45%         (0.07%)
      2001                                  9.207        29,559       272,161            0.01%           1.45%          0.23%
FEDERATED INTERNATIONAL
  Spinnaker/Mainsail
      2004                                 16.033       177,334     2,843,233            0.00%           1.40%         12.47%
      2003                                 14.255       217,487     3,100,242            0.00%           1.40%         30.03%
      2002                                 10.963       254,400     2,788,711            0.00%           1.40%        (23.84%)
      2001                                 14.394       303,888     4,374,170           13.89%           1.40%        (30.42%)
FIDELITY ASSET MANAGER
  Spinnaker/Mainsail
      2004                                 11.630        28,191       327,853            1.87%           1.40%          4.00%
      2003                                 11.183        11,609       129,818            0.00%(2)        1.40%         11.83%(2)
  Spinnaker Advisor
      2004                                 11.620         8,765       101,849            1.43%           1.45%          3.94%
      2003                                 11.179         1,707        19,082            0.00%(2)        1.45%         11.79%(2)

                                                   AT DECEMBER 31                FOR THE YEAR OR PERIOD ENDED DECEMBER 31,
                                     ----------------------------------------  ---------------------------------------------
                                         UNIT         UNITS          NET         INVESTMENT        EXPENSE         TOTAL
SUB-ACCOUNT                             VALUE      OUTSTANDING      ASSETS     INCOME RATIO(8)     RATIO(9)      RETURN(10)
----------------------------------------------------------------------------------------------------------------------------
FIDELITY CONTRAFUND
  Spinnaker/Mainsail
      2004                           $     14.249     1,980,636  $ 28,222,366            0.33%           1.40%         13.86%
      2003                                 12.514     1,979,136    24,766,390            0.47%           1.40%         26.68%
      2002                                  9.878     2,073,995    20,487,180            0.86%           1.40%        (10.61%)
      2001                                 11.051     2,237,880    24,730,041            0.84%           1.40%        (13.47%)
  Spinnaker Advisor
      2004                                 14.115        32,897       464,307            0.21%           1.45%         13.81%
      2003                                 12.402        10,518       130,455            0.00%(2)        1.45%         24.02%(2)
FIDELITY EQUITY INCOME
  Spinnaker/Mainsail
      2004                                 13.846       357,159     4,945,108            0.96%           1.40%          9.98%
      2003                                 12.590       130,138     1,638,406            0.00%(2)        1.40%         25.90%(2)
  Spinnaker Advisor
      2004                                 13.834        44,490       615,479            1.26%           1.45%          9.92%
      2003                                 12.586        25,468       320,523            0.00%(2)        1.45%         25.86%(2)
FIDELITY GROWTH
  Spinnaker/Mainsail
      2004                                  6.433     2,755,891    17,728,264            0.25%           1.40%          1.93%
      2003                                  6.311     2,605,121    16,439,813            0.25%           1.40%         31.02%
      2002                                  4.817     2,329,179    11,217,708            0.24%           1.40%        (31.08%)
      2001                                  6.989     1,993,324    13,931,718            0.07%           1.40%        (18.82%)
  Spinnaker Advisor
      2004                                  6.096       610,545     3,721,464            0.26%           1.45%          1.89%
      2003                                  5.983       597,866     3,576,813            0.26%           1.45%         30.94%
      2002                                  4.569       534,070     2,439,789            0.20%           1.45%        (31.12%)
      2001                                  6.633       281,785     1,868,976            0.04%           1.45%        (18.82%)
  Spinnaker with GMDB
      2004                                  6.424           422         2,714            0.00%(6)        1.60%          3.21%(6)
FIDELITY GROWTH & INCOME
  Spinnaker/Mainsail
      2004                                  9.288       857,308     7,962,745            0.84%           1.40%          4.32%
      2003                                  8.903       800,380     7,125,955            0.99%           1.40%         22.06%
      2002                                  7.294       576,686     4,206,221            1.27%           1.40%        (17.78%)
      2001                                  8.871       428,048     3,797,257            1.03%           1.40%        (10.02%)
  Spinnaker Advisor
      2004                                  8.965       366,583     3,286,357            0.88%           1.45%          4.27%
      2003                                  8.598       384,126     3,302,583            1.03%           1.45%         21.99%
      2002                                  7.048       286,443     2,018,548            1.03%           1.45%        (17.81%)
      2001                                  8.575       154,532     1,325,145            0.44%           1.45%        (10.06%)
FIDELITY GROWTH OPPORTUNITIES
  Spinnaker/Mainsail
      2004                                  8.325       806,216     6,711,347            0.56%           1.40%          5.70%
      2003                                  7.876       911,889     7,181,818            0.77%           1.40%         28.07%
      2002                                  6.150       942,740     5,790,857            1.09%           1.40%        (22.92%)
      2001                                  7.979       987,350     7,878,542            0.39%           1.40%        (15.56%)
  Spinnaker Advisor
      2004                                  7.417        84,307       625,276            0.53%           1.45%          5.66%
      2003                                  7.020        85,118       597,562            0.69%           1.45%         28.01%
      2002                                  5.484        70,291       385,463            1.00%           1.45%        (22.98%)
      2001                                  7.120        36,997       263,419            0.00%           1.45%        (15.36%)
FIDELITY MONEY MARKET
  Spinnaker/Mainsail
      2004                                 10.002        18,633       186,360            0.12%(1)        1.40%          0.02%(1)
  Spinnaker Advisor
      2004                                 10.001         4,600        46,006            0.12%(1)        1.45%          0.01%(1)

                                                 AT DECEMBER 31                    FOR THE YEAR OR PERIOD ENDED DECEMBER 31,
                                   ------------------------------------------  -----------------------------------------------
                                         UNIT         UNITS           NET         INVESTMENT          EXPENSE        TOTAL
SUB-ACCOUNT                              VALUE     OUTSTANDING      ASSETS      INCOME RATIO(8)       RATIO(9)     RETURN(10)
------------------------------------------------------------------------------------------------------------------------------
FRANKLIN SMALL CAP
  Spinnaker/Mainsail
      2004                           $      7.390       693,543  $  5,125,413              0.00%           1.40%          9.92%
      2003                                  6.723       690,155     4,640,008              0.00%           1.40%         35.33%
      2002                                  4.968       537,973     2,672,179              0.25%           1.40%        (29.67%)
      2001                                  7.064       464,341     3,280,053              0.39%           1.40%        (16.44%)
  Spinnaker Advisor
      2004                                  6.776       269,050     1,822,948              0.00%           1.45%          9.88%
      2003                                  6.167       223,380     1,377,593              0.00%           1.45%         35.27%
      2002                                  4.559       158,097       720,700              0.40%           1.45%        (29.71%)
      2001                                  6.486       112,515       729,787              0.35%           1.45%        (16.47%)
FRANKLIN U.S. GOVERNMENT
  Spinnaker/Mainsail
      2004                                 12.822       575,947     7,384,699              4.97%           1.40%          2.04%
      2003                                 12.566       492,680     6,191,158              5.31%           1.40%          0.79%
      2002                                 12.468       365,815     4,560,976              5.06%           1.40%          8.25%
      2001                                 11.518       162,665     1,873,524              6.54%           1.40%          5.90%
  Spinnaker Advisor
      2004                                 12.360       598,460     7,397,652              4.96%           1.45%          1.98%
      2003                                 12.120       624,784     7,572,688              6.62%           1.45%          0.74%
      2002                                 12.031       689,681     8,297,590              5.35%           1.45%          8.19%
      2001                                 11.120       252,843     2,811,498              0.96%           1.45%          5.47%
MUTUAL SHARES SECURITIES
  Spinnaker/Mainsail
      2004                                 11.618       310,569     3,608,245              0.75%           1.40%         11.06%
      2003                                 10.461       184,787     1,933,031              2.15%           1.40%         23.40%
      2002                                  8.477        78,176       662,657              0.08%(7)        1.40%        (15.23%)(7)
  Spinnaker Advisor
      2004                                 11.603        32,969       382,531              0.73%           1.45%         11.01%
      2003                                 10.452        29,333       306,587              1.28%           1.45%         23.34%
      2002                                  8.474        14,954       126,717              0.00%(7)        1.45%        (15.26%)(7)
  Spinnaker with GMDB
      2004                                 11.603           238         2,766              0.00%           1.60%          9.16%
TEMPLETON DEVELOPING MARKETS
  Spinnaker/Mainsail
      2004                                 13.298        84,718     1,126,554              1.65%           1.40%         22.98%
      2003                                 10.813        78,718       851,211              1.13%           1.40%         50.87%
      2002                                  7.167        44,189       316,689              1.91%           1.40%         (1.54%)
      2001                                  7.279        15,755       114,684              0.94%           1.40%         (9.38%)
  Spinnaker Advisor
      2004                                 13.788        31,623       436,003              1.84%           1.45%         22.92%
      2003                                 11.217        29,407       329,873              0.48%           1.45%         50.79%
      2002                                  7.439        18,820       139,989              8.96%           1.45%         (1.59%)
      2001                                  7.559         2,853        21,563              0.34%           1.45%         (9.20%)
TEMPLETON GROWTH SECURITIES
  Spinnaker/Mainsail
      2004                                 11.844       213,751     2,531,674              1.08%           1.40%         14.41%
      2003                                 10.352       103,265     1,069,023              1.42%           1.40%         30.30%
      2002                                  7.945        30,722       244,076              0.40%(7)        1.40%        (20.55%)(7)
  Spinnaker Advisor
      2004                                 11.828        26,974       319,055              1.15%           1.45%         14.35%
      2003                                 10.344        27,037       279,659              1.63%           1.45%         30.24%
      2002                                  7.942         6,178        49,065              0.00%(7)        1.45%        (20.58%)(7)
  Spinnaker with GMDB
      2004                                 11.828            96         1,135              0.00%(6)        1.60%         12.18%(6)

                                                 AT DECEMBER 31                   FOR THE YEAR OR PERIOD ENDED DECEMBER 31,
                                   ------------------------------------------  ----------------------------------------------
                                         UNIT         UNITS           NET         INVESTMENT         EXPENSE        TOTAL
SUB-ACCOUNT                              VALUE     OUTSTANDING      ASSETS      INCOME RATIO(8)      RATIO(9)     RETURN(10)
-----------------------------------------------------------------------------------------------------------------------------
ING EMERGING MARKETS
  Spinnaker/Mainsail
      2004                           $     11.183       199,807  $  2,234,359              0.86%          1.40%         20.02%
      2003                                  9.318       220,067     2,050,522              0.00%          1.40%         45.16%
      2002                                  6.419       243,879     1,565,173              0.00%          1.40%        (10.59%)
      2001                                  7.179       269,862     1,937,425             22.14%          1.40%        (11.34%)
ING NATURAL RESOURCES
      2004                                 17.800       110,086     1,959,393              1.01%          1.40%         11.10%
      2003                                 16.022       113,256     1,814,604              0.00%          1.40%         28.71%
      2002                                 12.448       125,887     1,566,996              0.17%          1.40%         (3.46%)
      2001                                 12.894       146,306     1,886,458              0.00%          1.40%        (17.12%)
  Spinnaker Advisor
      2004                                 15.247         6,868       104,707              0.80%          1.45%         11.04%
      2003                                 13.731         3,147        43,216              0.00%(2)       1.45%         37.31%(2)
J.P. MORGAN INTERNATIONAL EQUITY
  Spinnaker/Mainsail
      2004                                 15.500       294,273     4,561,169              0.47%          1.40%         16.73%
      2003                                 13.279       111,176     1,476,331              0.00%(2)       1.40%         32.79%(2)
  Spinnaker Advisor
      2004                                 15.487        26,271       406,858              0.40%          1.45%         16.66%
      2003                                 13.275         8,405       111,579              0.00%(2)       1.45%         32.75%(2)
J.P. MORGAN MID CAP VALUE
  Spinnaker/Mainsail
      2004                                 14.682       152,691     2,241,825              0.20%          1.40%         19.38%
      2003                                 12.299        42,121       518,055              0.00%(2)       1.40%         22.99%(2)
  Spinnaker Advisor
      2004                                 14.670        30,830       452,273              0.22%          1.45%         19.32%
      2003                                 12.295        13,268       163,135              0.00%(2)       1.45%         22.95%(2)
J.P. MORGAN U.S. LARGE CAP EQUITY
  Spinnaker/Mainsail
      2004                                  7.884       486,687     3,837,080              0.78%          1.40%          7.96%
      2003                                  7.303       507,522     3,706,234              0.76%          1.40%         26.37%
      2002                                  5.779       524,722     3,032,097              0.05%          1.40%        (25.67%)
      2001                                  7.775       474,747     3,691,389              0.55%          1.40%        (13.15%)
  Spinnaker Advisor
      2004                                  7.639       660,366     5,044,646              0.79%          1.45%          7.91%
      2003                                  7.079       756,835     5,357,848              0.80%          1.45%         26.30%
      2002                                  5.605       932,299     5,225,230              0.05%          1.45%        (25.71%)
      2001                                  7.545       560,828     4,231,594              0.79%          1.45%        (13.18%)
PIONEER BOND
  Spinnaker/Mainsail
      2004                                 25.080       327,632     8,216,969              0.24%          1.40%          2.11%
      2003                                 24.561       394,317     9,684,701              4.10%          1.40%          1.85%
      2002                                 24.116       436,150    10,518,486              5.37%          1.40%          6.29%
      2001                                 22.688       421,008     9,551,976              5.84%          1.40%          5.79%
  Spinnaker Advisor
      2004                                 12.304       203,752     2,506,919              0.24%          1.45%          2.07%
      2003                                 12.055       246,071     2,966,405              4.00%          1.45%          1.79%
      2002                                 11.843       275,457     3,262,249              6.34%          1.45%          6.24%
      2001                                 11.147       131,682     1,467,888             37.43%          1.45%          5.75%
PIONEER EMERGING MARKETS
  Spinnaker/Mainsail
      2004                                 10.425         3,147        32,807              0.00%(1)       1.40%          4.25%(1)

                                                  AT DECEMBER 31                   FOR THE YEAR OR PERIOD ENDED DECEMBER 31,
                                     ----------------------------------------  -----------------------------------------------
                                         UNIT         UNITS           NET         INVESTMENT          EXPENSE        TOTAL
SUB-ACCOUNT                             VALUE      OUTSTANDING      ASSETS      INCOME RATIO(8)       RATIO(9)     RETURN(10)
------------------------------------------------------------------------------------------------------------------------------
PIONEER EQUITY INCOME
  Spinnaker/Mainsail
      2004                           $     10.222        47,848  $    489,122              0.77%(1)        1.40%          2.22%(1)
  Spinnaker Advisor
      2004                                 10.222           388         3,963              0.89%(1)        1.45%          2.22%(1)
PIONEER FUND
  Spinnaker/Mainsail
      2004                                 48.628     2,039,802    99,191,453              1.04%           1.40%          6.19%
      2003                                 45.793     2,331,666   106,772,808              0.96%           1.40%         23.05%
      2002                                 37.216     2,530,004    94,139,749              1.02%           1.40%        (26.94%)
      2001                                 50.938     2,838,522   144,588,839              0.71%           1.40%        (10.65%)
  Spinnaker Advisor
      2004                                  7.651       164,313     1,257,238              1.00%           1.45%          6.13%
      2003                                  7.209       200,994     1,448,955              1.06%           1.45%         22.98%
      2002                                  5.862       180,497     1,057,906              1.50%           1.45%        (26.97%)
      2001                                  8.027        71,470       573,691              1.87%           1.45%        (10.68%)
PIONEER GROWTH OPPORTUNITIES
  Spinnaker/Mainsail
      2004                                 45.629     2,264,792   103,339,925              0.00%           1.40%         20.62%
      2003                                 37.828     2,497,956    94,493,213              0.00%           1.40%         40.95%
      2002                                 26.837     2,745,739    73,679,365              0.00%           1.40%        (38.54%)
      2001                                 43.664     2,940,540   128,440,487              0.00%           1.40%         17.49%
  Spinnaker Advisor
      2004                                 10.737       421,047     4,520,708              0.00%           1.45%         20.56%
      2003                                  8.906       442,781     3,943,283              0.00%           1.45%         40.90%
      2002                                  6.321       411,228     2,599,244              0.00%           1.45%        (38.57%)
      2001                                 10.290       271,311     2,791,773              0.00%           1.45%         17.42%
PIONEER MID-CAP VALUE
  Spinnaker/Mainsail
      2004                                 21.487       952,685    20,469,859              0.38%           1.40%         13.62%
      2003                                 18.911     1,105,214    20,900,947              0.31%           1.40%         43.44%
      2002                                 13.184     1,178,069    15,530,624              0.12%           1.40%        (24.98%)
      2001                                 17.573     1,299,715    22,871,273              0.13%           1.40%        (12.02%)
  Spinnaker Advisor
      2004                                  8.537        87,945       750,774              0.38%           1.45%         13.57%
      2003                                  7.517        86,349       649,130              0.37%           1.45%         43.65%
      2002                                  5.244        76,956       403,496              0.18%           1.45%        (25.11%)
      2001                                  7.002        39,293       275,123              0.18%           1.45%        (11.94%)
PIONEER MONEY MARKET
  Spinnaker/Mainsail
      2004                                 17.310       366,057     6,336,281              0.69%           1.40%         (0.71%)
      2003                                 17.434       368,753     6,429,022              0.51%           1.40%         (0.90%)
      2002                                 17.592       404,945     7,124,007              1.52%           1.40%          0.11%
      2001                                 17.572       458,766     8,061,288              3.69%           1.40%          2.35%
  Spinnaker Advisor
      2004                                 10.254       160,197     1,642,734              0.65%           1.45%         (0.77%)
      2003                                 10.334       316,587     3,271,513              0.51%           1.45%         (0.94%)
      2002                                 10.432       458,796     4,786,422              1.52%           1.45%          0.07%
      2001                                 10.425       495,602     5,166,851              3.69%           1.45%          2.27%
PIONEER SMALL-CAP VALUE
  Spinnaker/Mainsail
      2004                                 10.180        14,246       145,020              0.00%(1)        1.40%          1.80%(1)
  Spinnaker Advisor
      2004                                 10.179         1,734        17,648              0.00%(1)        1.45%          1.79%(1)

                                                  AT DECEMBER 31                  FOR THE YEAR OR PERIOD ENDED DECEMBER 31,
                                     ----------------------------------------  -----------------------------------------------
                                         UNIT         UNITS          NET          INVESTMENT          EXPENSE        TOTAL
SUB-ACCOUNT                             VALUE      OUTSTANDING      ASSETS      INCOME RATIO(8)       RATIO(9)     RETURN(10)
------------------------------------------------------------------------------------------------------------------------------
PIONEER SMALL-CAP VALUE II
  Spinnaker/Mainsail
      2004                           $     20.218       862,713  $ 17,442,241              0.00%           1.40%         20.60%
      2003                                 16.764       846,355    14,188,166              0.69%           1.40%         40.80%
      2002                                 11.906       741,022     8,823,169              0.55%           1.40%         (5.89%)
      2001                                 12.651       586,117     7,415,142              1.19%           1.40%         19.47%
  Spinnaker Advisor
      2004                                 17.509       323,547     5,665,068              0.00%           1.45%         20.54%
      2003                                 14.525       336,088     4,881,757              0.69%           1.45%         40.73%
      2002                                 10.321       292,622     3,020,445              0.52%           1.45%         (5.94%)
      2001                                 10.973       215,910     2,369,145              4.37%           1.45%         19.52%
  Spinnaker with GMDB
      2004                                 20.191            87         1,766              0.00%(6)        1.60%         16.28%(6)
SCUDDER BALANCED
  Spinnaker/Mainsail
      2004                                 21.338     1,282,085    27,357,121              1.75%           1.40%          5.00%
      2003                                 20.322     1,518,848    30,865,880              2.44%           1.40%         16.30%
      2002                                 17.474     1,681,001    29,371,319              2.83%           1.40%        (16.26%)
      2001                                 20.866     1,803,631    37,634,496              6.71%           1.40%         (7.37%)
  Spinnaker Advisor
      2004                                  8.909       368,509     3,283,213              1.87%           1.45%          4.95%
      2003                                  8.489       452,475     3,841,251              2.39%           1.45%         16.24%
      2002                                  7.303       443,566     3,239,384              3.06%           1.45%        (16.30%)
      2001                                  8.725       263,098     2,295,653              4.99%           1.45%         (7.41%)
SCUDDER INTERNATIONAL
  Spinnaker/Mainsail
      2004                                 15.299       603,669     9,235,249              1.31%           1.40%         14.91%
      2003                                 13.314       727,804     9,689,786              0.78%           1.40%         25.98%
      2002                                 10.568       845,620     8,936,094              0.87%           1.40%        (19.51%)
      2001                                 13.129       955,128    12,539,618              0.42%           1.40%        (31.84%)
  Spinnaker Advisor
      2004                                  7.202        59,037       425,204              1.32%           1.45%         14.85%
      2003                                  6.271        61,474       385,502              1.69%           1.45%         25.92%
      2002                                  4.980        59,591       296,761              0.80%           1.45%        (19.55%)
      2001                                  6.190        69,114       427,818              0.42%           1.45%        (31.87%)
WANGER U.S. SMALLER COMPANIES
  Spinnaker/Mainsail
      2004                                 38.028        18,343       697,561              0.00%           1.40%         16.68%
      2003                                 32.591        23,822       776,383              0.00%           1.40%         41.23%
      2002                                 23.076        30,619       706,540              0.00%           1.40%        (17.97%)
      2001                                 28.130        43,862     1,233,820              0.07%           1.40%          9.84%

    (1) For the period beginning December 3, 2004 (commencement of operations).

    (2) For the period beginning May 1, 2003 (commencement of operations).

    (6) For the period beginning April 30, 2004 (commencement of operations).

    (7) For the period beginning May 1, 2002 (commencement of operations).

    (8) These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying fund, net of fund expenses including management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invest. Accordingly, significant changes in the net assets of the sub-account may cause the Investment Income Ratio to be higher or lower than if the net assets had been constant.

    (9) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

   (10) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

Symetra Separate Account C (formerly Safeco Separate Account C)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Symetra Life Insurance Company and Participants of Symetra Separate Account C

We have audited the accompanying statements of assets and liabilities of the Symetra Separate Account C (comprised of the AIM Aggressive Growth, AIM Capital Development, AIM Growth, AIM Health Sciences, AIM International Growth, AIM Real Estate, American Century Balanced, American Century International, American Century Ultra, American Century Value, Dreyfus Appreciation, Dreyfus MidCap Stock, Dreyfus Quality Bond, Dreyfus Socially Responsible Growth, Dreyfus Stock Index, Dreyfus Technology Growth, Federated Capital Income, Federated High Income Bond, Federated International Equity, Fidelity Asset Manager, Fidelity Contrafund, Fidelity Equity Income, Fidelity Growth, Fidelity Growth & Income, Fidelity Growth Opportunities, Fidelity Money Market, Franklin Small Cap, Franklin U.S. Government, Mutual Shares Securities, Templeton Developing Markets, Templeton Growth Securities, ING Emerging Markets, ING Natural Resources, J.P. Morgan International Equity, J.P. Morgan Mid Cap Value, J.P. Morgan U.S. Large Cap Core Equity, Pioneer Bond, Pioneer Emerging Markets, Pioneer Equity Income, Pioneer Fund, Pioneer Growth Opportunities, Pioneer Mid-Cap Value, Pioneer Money Market, Pioneer Small Cap Value, Pioneer Small Cap Value II, Scudder Balanced, Scudder International, and Wanger U.S. Smaller Companies sub-accounts) ("the Separate Account") as of December 31, 2004, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned by the Separate Account as of December 31, 2004, by correspondence with the manager of the underlying portfolio of each sub-account. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts comprising Symetra Separate Account C at December 31, 2004, and the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                                           /s/ Ernst & Young LLP


Seattle, Washington
March 4, 2005

CONSOLIDATED FINANCIAL STATEMENTS

Symetra Life Insurance Company and Subsidiaries
Three-Year Period Ended December 31, 2004
With Report of Independent Registered Public Accounting Firm

                 Symetra Life Insurance Company and Subsidiaries

                        Consolidated Financial Statements

                    Three-Year Period Ended December 31, 2004


                                    CONTENTS

Report of Independent Registered Public Accounting Firm                                      1

Consolidated Financial Statements

Consolidated Balance Sheets                                                                  2
Consolidated Statements of Income                                                            4
Consolidated Statements of Changes in Shareholder's Equity                                   5
Consolidated Statements of Comprehensive Income (Loss)                                       6
Consolidated Statements of Cash Flows                                                        7
Notes to Consolidated Financial Statements                                                   9

!@#
                   r   ERNST & YOUNG LLP          r  Phone: (206) 621-1800
                       Suite 3500                    www.ey.com
                       999 Third Avenue
                       Seattle, Washington 98104

             Report of Independent Registered Public Accounting Firm

Board of Directors
Symetra Life Insurance Company

We have audited the accompanying consolidated balance sheets of Symetra Life Insurance Company and Subsidiaries (the Company) as of December 31, 2004 (Successor) and 2003 (Predecessor), and the related consolidated statements of income, changes in Shareholder's equity, comprehensive income (loss), and cash flows from August 2, 2004, through December 31, 2004 (Successor), and the period from January 1, 2004, through August 1, 2004, and for each of the two years ended December 31, 2003 (Predecessor). These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of the Company at December 31, 2004 (Successor) and 2003 (Predecessor), and the consolidated results of its operations and its cash flows for the period from August 2, 2004, through December 31, 2004 (Successor), and the period from January 1, 2004 through August 1, 2004, and for each of the two years ended December 31, 2003 (Predecessor), in conformity with accounting principles generally accepted in the United States.


February 18, 2005                                         /s/ Ernest & Young LLP

                 Symetra Life Insurance Company and Subsidiaries

                           Consolidated Balance Sheets

                                 (In thousands)

                                                                 SUCCESSOR       PREDECESSOR
                                                               -------------------------------
                                                                         DECEMBER 31
                                                                    2004             2003
                                                               -------------------------------
ASSETS
Investments:  (Notes 2 and 4)
   Available-for-sale securities:
     Fixed maturities, at fair value
       (amortized cost: $17,717,295; $16,670,451)              $   18,192,603   $   18,003,603
     Marketable equity securities, at fair value
       (cost: $90,258; $78,311)                                        94,898           89,835
   Mortgage loans:
     Nonaffiliates                                                    814,574          926,286
     Affiliates                                                             -           33,518
   Policy loans                                                        83,016           85,590
   Short-term investments                                                   -           19,886
   Other invested assets                                                6,064           20,957
                                                               -------------------------------
Total investments                                                  19,191,155       19,179,675

Cash and cash equivalents                                             111,630           99,094
Accrued investment income                                             229,054          230,814
Other notes and accounts receivable                                    52,975          111,242
Reinsurance recoverables (Note 5)                                     214,197          179,754
Deferred policy acquisition costs                                      13,120          282,291
Intangibles and goodwill (Note 6)                                       7,600          150,864
Deferred income tax assets, net (Note 7)                               78,006                -
Other assets                                                            1,882              808
Securities lending collateral                                         890,710        1,037,516
Separate account assets (Note 4)                                    1,228,360        1,137,439
                                                               -------------------------------
Total assets                                                   $   22,018,689   $   22,409,497
                                                               ===============================

                                                                 SUCCESSOR       PREDECESSOR
                                                               -------------------------------
                                                                         DECEMBER 31
                                                                    2004             2003
                                                               -------------------------------
LIABILITIES AND SHAREHOLDER'S EQUITY
Funds held under deposit contracts (Note 4)                    $   17,541,320   $   16,582,390
Future policy benefits                                                354,912          331,855
Policy and contract claims                                            153,173          139,113
Unearned premiums                                                       9,403            9,838
Other policyholders' funds                                             43,288           46,555
Current income taxes payable (Note 7)                                   4,567           27,262
Deferred income tax liability, net (Note 7)                                 -          380,171
Other liabilities                                                     162,329          226,372
Securities lending payable                                            890,710        1,037,516
Separate account liabilities (Note 4)                               1,228,360        1,137,439
                                                               -------------------------------
Total liabilities                                                  20,388,062       19,918,511

Common stock, $250 par value;
   20,000 shares authorized, issued and outstanding                     5,000            5,000
Additional paid-in capital                                          1,251,697          363,391
Retained earnings                                                      62,416        1,293,450
Accumulated other comprehensive income, net of taxes (Note 8)         311,514          829,145
                                                               -------------------------------
Total shareholder's equity                                          1,630,627        2,490,986

                                                               -------------------------------
Total liabilities and shareholder's equity                     $   22,018,689   $   22,409,497
                                                               ===============================

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                 Symetra Life Insurance Company and Subsidiaries

                        Consolidated Statements of Income

                                 (In thousands)

                                                         SUCCESSOR                         PREDECESSOR
                                                        ------------------------------------------------------------
                                                         PERIOD FROM      PERIOD FROM
                                                          AUGUST 2,     JANUARY 1, 2004
                                                        2004 THROUGH       THROUGH
                                                        DECEMBER 31,        AUGUST 1,        YEAR ENDED DECEMBER 31
                                                            2004             2004              2003         2002
                                                        ------------------------------------------------------------
Revenues:
   Premiums (Note 5)                                    $    263,195    $       357,925    $   680,518   $   599,568
   Net investment income                                     410,436            693,464      1,210,194     1,204,915
   Other revenues                                             17,411             29,797         39,444        39,416
   Net realized investment gains (losses)                      5,017             37,596        (26,501)     (140,563)
                                                        ------------------------------------------------------------
Total                                                        696,059          1,118,782      1,903,655     1,703,336
                                                        ------------------------------------------------------------

Benefits and expenses:
   Policy benefits                                           484,431            782,621      1,355,768     1,322,329
   Other underwriting and operating expenses                 113,800            166,981        299,114       244,107
   Amortization of deferred policy acquisition costs           1,626             34,164         51,327        40,800
   Intangible asset amortization (Note 6)                          -              4,929          8,331         8,761
                                                        ------------------------------------------------------------
Total                                                        599,857            988,695      1,714,540     1,615,997
                                                        ------------------------------------------------------------

Income before income taxes                                    96,202            130,087        189,115        87,339

Provision (benefit) for income taxes (Note 8):
   Current                                                    23,046              1,237         42,091        58,730
   Deferred                                                   10,740             30,608          9,321       (30,220)
                                                        ------------------------------------------------------------
Total                                                         33,786             31,845         51,412        28,510
                                                        ------------------------------------------------------------
Net income                                              $     62,416    $        98,242    $   137,703   $    58,829
                                                        ============================================================

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                 Symetra Life Insurance Company and Subsidiaries

           Consolidated Statements of Changes in Shareholder's Equity

                                 (In thousands)

                                                          SUCCESSOR                        PREDECESSOR
                                                        ------------------------------------------------------------
                                                         PERIOD FROM      PERIOD FROM
                                                          AUGUST 2,     JANUARY 1, 2004
                                                        2004 THROUGH       THROUGH
                                                        DECEMBER 31,       AUGUST 1,        YEAR ENDED DECEMBER 31
                                                            2004             2004              2003         2002
                                                        ------------------------------------------------------------
Common stock                                            $      5,000    $         5,000    $     5,000   $     5,000
                                                        ------------------------------------------------------------

Additional paid-in capital:
   Balance at beginning of period                            373,638            363,391        357,017       257,017
   Purchase method accounting adjustment                     878,059                  -              -             -
   Capital contribution from Safeco                                -              8,834          4,537       100,000
   Stock option expense allocation from Safeco                     -              1,413          1,837             -
                                                        ------------------------------------------------------------
   Balance at end of period                                1,251,697            373,638        363,391       357,017
                                                        ------------------------------------------------------------

Retained earnings:
   Balance at beginning of period                          1,327,392          1,293,450      1,155,747     1,146,918
   Purchase method accounting adjustment                  (1,327,392)                 -              -             -
   Net income                                                 62,416             98,242        137,703        58,829
   Dividends to Safeco                                             -            (64,300)             -       (50,000)
                                                        ------------------------------------------------------------
   Balance at end of period                                   62,416          1,327,392      1,293,450     1,155,747
                                                        ------------------------------------------------------------
Accumulated other comprehensive income, net of taxes:
     Balance at beginning of period                          636,050            829,145        704,784       282,129
     Purchase method accounting adjustment                  (636,050)                 -              -             -
     Other comprehensive income (loss)                       311,514           (193,095)       124,361       422,655
                                                        ------------------------------------------------------------
     Balance at end of period                                311,514            636,050        829,145       704,784
                                                        ------------------------------------------------------------
Shareholder's equity                                    $  1,630,627    $     2,342,080    $ 2,490,986   $ 2,222,548
                                                        ============================================================

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                 Symetra Life Insurance Company and Subsidiaries

             Consolidated Statements of Comprehensive Income (Loss)

                                 (In thousands)

                                                         SUCCESSOR                         PREDECESSOR
                                                        ------------------------------------------------------------
                                                        PERIOD FROM       PERIOD FROM
                                                          AUGUST 2,     JANUARY 1, 2004
                                                        2004 THROUGH        THROUGH
                                                        DECEMBER 31,        AUGUST 1,        YEAR ENDED DECEMBER 31
                                                            2004              2004              2003         2002
                                                        ------------------------------------------------------------
Net income                                              $     62,416    $        98,242    $   137,703   $    58,829
                                                        ------------------------------------------------------------

Other comprehensive income (loss), net of taxes:
   Change in unrealized gains and losses on
     available-for-sale securities (net of tax
     $169,738, $(102,109), $70,220 and $197,575)             315,227           (189,631)       130,409       366,924
   Reclassification adjustment for net realized
     investment (gains) losses included in net
     income (net of tax: $(1,756), $(13,159),
     $9,275 and $49,514)                                      (3,261)           (24,437)        17,224        91,955
   Derivatives qualifying as cash flow hedges--net
     change in fair value (net of tax: $-, $(2,390),
     $(765) and $(3,721))                                          -             (4,439)        (1,421)       (6,910)
   Adjustment for deferred policy acquisition costs
     valuation allowance (net of tax: $(243),
     $13,683, $(11,766) and $(15,784))                          (452)            25,412        (21,851)      (29,314)
                                                        ------------------------------------------------------------
Other comprehensive income (loss)                            311,514           (193,095)       124,361       422,655
                                                        ------------------------------------------------------------
Comprehensive income (loss)                             $    373,930    $       (94,853)   $   262,064   $   481,484
                                                        ============================================================

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                 Symetra Life Insurance Company and Subsidiaries

                      Consolidated Statements of Cash Flows

                                 (In thousands)

                                                         SUCCESSOR                         PREDECESSOR
                                                        ------------------------------------------------------------
                                                        PERIOD FROM       PERIOD FROM
                                                          AUGUST 2,     JANUARY 1, 2004
                                                        2004 THROUGH        THROUGH
                                                        DECEMBER 31,       AUGUST 1,        YEAR ENDED DECEMBER 31
                                                            2004              2004             2003         2002
                                                        ------------------------------------------------------------
OPERATING ACTIVITIES
Insurance premiums received                             $    224,341    $       326,748    $   592,664   $   487,285
Dividends and interest received                              466,040            653,247      1,144,776     1,114,854
Other operating receipts                                      17,228             24,365         39,497        41,536
Insurance claims and policy benefits paid                   (232,341)          (287,403)      (525,843)     (467,497)
Underwriting, acquisition, and operating costs paid         (116,005)          (243,427)      (356,075)     (293,305)
Income taxes paid                                             (7,233)           (39,745)       (10,641)      (75,968)
                                                        ------------------------------------------------------------
Net cash provided by operating activities                    352,030            433,785        884,378       806,905

INVESTING ACTIVITIES
Purchases of:
   Fixed maturities available-for-sale                    (1,202,612)        (1,677,343)    (4,448,014)   (3,618,859)
   Equity securities available-for-sale                      (42,992)            (3,375)        (8,915)       (3,209)
   Other invested assets                                      (6,072)               162         (8,445)       (8,115)
Issuance of nonaffiliated mortgage loans                     (15,543)           (40,854)      (117,810)      (95,586)
Issuance of policy loans                                      (7,546)           (12,550)       (22,229)      (24,603)
Maturities and calls of fixed maturities
  available-for-sale                                         791,191            974,773      2,110,009     1,516,382
Sales of:
   Fixed maturities available-for-sale                       362,459            712,821      1,285,983       921,571
   Equity securities available-for-sale                       41,573              4,491          8,715         4,107
   Other invested assets                                      11,781              1,621         10,140        16,166
Repayment of nonaffiliated mortgage loans                     70,230            119,227        111,456        86,838
Repayment of policy loans                                      8,555             12,956         23,327        26,584
Repayment of affiliated mortgage loans                             -             33,518          1,669         1,515
Net (increase) decrease in short-term investments                846             19,040         90,858       (22,452)
Cash received in connection with acquisition of
  group medical and life business                                  -                  -              -        62,488
Other, net                                                      (876)               382             19            45
                                                        ------------------------------------------------------------
Net cash provided by (used in) investing activities           10,994            144,869       (963,237)   (1,137,128)

FINANCING ACTIVITIES
Capital contributions received                                     -              1,131              -             -
Funds received under deposit contracts                       180,787            213,277      1,219,314     1,352,657
Return of funds held under deposit contracts                (595,326)          (664,711)    (1,124,411)   (1,116,377)
Dividends paid to Safeco                                           -            (64,300)             -       (50,000)
                                                        ------------------------------------------------------------
Net cash (used in) provided by financing activities         (414,539)          (514,603)        94,903       186,280
                                                        ------------------------------------------------------------
Net increase (decrease) in cash                              (51,515)            64,051         16,044      (143,943)

Cash and cash equivalents at beginning of period             163,145             99,094         83,050       226,993
                                                        ------------------------------------------------------------
Cash and cash equivalents at end of period              $    111,630    $       163,145    $    99,094   $    83,050
                                                        ============================================================

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                 Symetra Life Insurance Company and Subsidiaries

    Reconciliation of Net Income to Net Cash Provided by Operating Activities

                                 (In thousands)

                                                          SUCCESSOR                        PREDECESSOR
                                                        ------------------------------------------------------------
                                                         PERIOD FROM      PERIOD FROM
                                                          AUGUST 2,     JANUARY 1, 2004
                                                        2004 THROUGH        THROUGH
                                                        DECEMBER 31,       AUGUST 1,        YEAR ENDED DECEMBER 31
                                                            2004              2004             2003          2002
                                                        ------------------------------------------------------------
Net income                                              $     62,416    $        98,242    $   137,703   $    58,829
                                                        ------------------------------------------------------------

   Adjustments to reconcile net income to net cash
     provided by operating activities:
       Net realized investment (gains) losses                 (5,017)           (37,596)        26,501       140,563
       Accretion of fixed maturity investments                58,533              3,949        (21,643)      (55,724)
       Accrued interest on accrual bonds                     (19,502)           (27,504)       (45,937)      (43,236)
       Amortization and depreciation                           1,761              4,466         14,850         9,434
       Deferred income tax provision (benefit)                10,740             30,608          9,321       (30,220)
       Interest expense on deposit contracts                 256,313            464,583        905,785       829,911
       Mortality and expense charges and
         administrative fees                                 (35,825)           (50,718)       (84,238)      (80,656)
       Other, net                                              1,302                938         (1,417)       13,159
       Changes in:
         Accrued investment income                             9,567             (7,807)        (2,806)       (7,666)
         Deferred policy acquisition costs                   (13,816)            11,011        (22,490)      (34,363)
         Other receivables                                    (4,087)            20,015        (34,730)       (3,949)
         Policy and contract claims                             (113)            14,061        (30,919)        3,497
         Future policy benefits                               (5,234)             5,710         (8,052)       10,087
         Unearned premiums                                      (710)               275            287          (649)
         Accrued income taxes                                 15,814            (38,509)        28,101       (17,237)
         Other assets and liabilities                         19,888            (57,939)        14,062        15,125
                                                        ------------------------------------------------------------
   Total adjustments                                         289,614            335,543        746,675       748,076
                                                        ------------------------------------------------------------
   Net cash provided by operating activities            $    352,030    $       433,785    $   884,378   $   806,905
                                                        ============================================================

There were no significant noncash financing or investing activities, with the exception of the $7,703 capital contribution from Safeco in the seven-month period ended August 1, 2004, and the $4,537 and $100,000 capital contributions from Safeco in 2003 and 2002, respectively, disclosed in Note 13.

SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                 Symetra Life Insurance Company and Subsidiaries

                   Notes to Consolidated Financial Statements
           (All dollar amounts in thousands, unless otherwise stated)

                                December 31, 2004

1. NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NATURE OF OPERATIONS

Symetra Financial Corporation is a Delaware corporation privately owned by an investor group led by White Mountains Insurance Group, Ltd., and Berkshire Hathaway Inc.

On March 15, 2004, Symetra Financial Corporation entered into a definitive agreement (Stock Purchase Agreement or SPA) to purchase a group of life and investment companies from Safeco Corporation (Safeco). Included in the transaction was Symetra Life Insurance Company (formerly Safeco Life Insurance Company), including its three wholly-owned subsidiaries:

   - Symetra National Life Insurance Company (formerly Safeco National Life Insurance Company)
   -  American States Life Insurance Company
   - First Symetra National Life Insurance Company of New York (formerly First Safeco National Life Insurance Company of New York)

Symetra Life Insurance Company, (a wholly-owned subsidiary of Symetra Financial Corporation) is a stock life insurance company organized under the laws of the state of Washington. We offer individual and group insurance products and retirement products including annuities marketed through professional agents and distributors in all states and the District of Columbia. Our principal products include stop-loss medical insurance, fixed deferred annuities, variable annuities, single premium immediate annuities, and individual life insurance.

The sale was completed effective August 2, 2004 at a purchase price of $1,349.9 million, representing the amount paid to Safeco at closing of $1,350.0 million, plus capitalized transaction costs of $11.0 million, and less a purchase price adjustment of $11.1 million. The acquisition was financed through investor capital contributions of $1,064.9 million and the issuance of long-term debt of $300 million. On December 29, 2004, Symetra Financial Corporation received $22.8 million from Safeco Corporation in final settlement of its tax sharing agreement and purchase price related to the August 2, 2004, transaction. Of the total purchase price, $1,256.7 million was allocated to Symetra Life Insurance Company and its subsidiaries. The Company applied pushdown accounting under the provisions of Staff Accounting Bulletin No. 54, PUSHDOWN BASIS OF ACCOUNTING IN FINANCIAL STATEMENTS OF SUBSIDIARIES.

The acquisition was accounted for using the purchase method under SFAS No. 141, BUSINESS COMBINATIONS. Under SFAS No. 141, the purchase price is allocated to the estimated fair value of the tangible and identifiable assets acquired less liabilities assumed at the date of acquisition.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as of August 2, 2004:

Assets:

   Invested assets                         $    18,808,792
   Cash and cash equivalents                        58,395
   Accrued investment income                       238,621
   Other assets                                     43,204
   Reinsurance recoverable                         213,990
   Intangible assets                                 4,235
   Current/deferred income taxes                   267,731
     recoverable
   Securities lending collateral                 1,026,484
   Separate account assets                       1,132,144
                                           ---------------
Total assets acquired                      $    21,793,596
                                           ===============

Liabilities:

   Funds held under deposit contracts      $    17,734,179
   Future policy benefits                          360,146
   Policy and contract claims                      153,286
   Other liabilities                               130,660
   Securities lending payable                    1,026,484
   Separate account liabilities                  1,132,144
                                           ---------------
Total liabilities assumed                       20,536,899
                                           ---------------
Net assets acquired                        $     1,256,697
                                           ===============

Deferred policy acquisition costs, intangible assets, and goodwill were reset to zero on August 2, 2004.

The following pro forma results for the seven months ended August 1, 2004, and the year ended December 31, 2003, are based on the historical financial statements of the Predecessor, adjusted to include the effect of the acquisition as if the acquisition had occurred at the beginning of each period presented:

                                                                    SEVEN MONTHS
                                                                       ENDED          YEAR ENDED
                                                                      AUGUST 1,       DECEMBER 31,
                                                                        2004             2003
                                                                    ------------------------------
    Net income as reported in Consolidated Statements of Income     $      98,242    $     137,703
    Add back: Amortization of DAC and intangibles                          25,410           38,777
                                                                    ------------------------------
    Pro forma net income                                            $     123,652    $     176,480
                                                                    ==============================

Throughout our consolidated financial statements, Symetra Life Insurance Company and its three subsidiaries are referred to as "the Company," "we," and "our" and the new names of the entities have been used as if those names were in effect prior to August 2, 2004. In addition, all references to affiliated companies in the periods prior to August 2, 2004, refer to former Safeco affiliates.

BASIS OF CONSOLIDATION AND REPORTING AND USE OF ESTIMATES

The consolidated financial statements are prepared in conformity with U.S. generally accepted accounting principles (GAAP). The preparation of financial statements in conformity with GAAP requires us to make estimates and assumptions that may affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

All significant intercompany transactions and balances have been eliminated in the consolidated financial statements.

Certain prior-period amounts have been reclassified to conform to the current-period presentation.

REVENUE RECOGNITION

We report life insurance premiums for traditional individual life policies as income when due from the policyholder. These policies, which include guaranteed renewable term and whole life policies, are long-duration contracts.

We report premiums from group life and health policies as income when earned over the life of the policy. We report the portion of premiums unearned as a liability for unearned premiums on the Consolidated Balance Sheets. These polices are short-duration contracts.

We report premiums from universal life and investment-type contracts as deposits to policyholders' account balances and reflect these amounts as liabilities rather than premium income when received. Revenues from these contracts consist of investment income on these funds and amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. We include these mortality charges in premiums. Policy administration charges, and surrender charges are included in other revenue in the Consolidated Statements of Income.

Variable product fees are charged to variable annuity and variable life policyholders based upon the daily net assets of the policyholders' account values and are recognized as revenue when charged.

INVESTMENTS

In accordance with the provisions of Statement of Financial Accounting Standards
(SFAS) No. 115, ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES, we classify our investments into one of three categories: held-to-maturity, available-for-sale, or trading. We determine the appropriate classification of both fixed maturities and equity securities at the time of purchase and reevaluate such designation as of each balance sheet date. Fixed maturities include bonds, mortgage-backed securities, and redeemable preferred stocks. We classify all fixed maturities as available-for-sale and carry them at fair value. We report net unrealized investment gains and losses related to available-for-sale securities in accumulated other comprehensive income (OCI) in Shareholder's Equity, net of related deferred policy acquisition costs and deferred income taxes.

For mortgage-backed securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. Quarterly, we compare actual prepayments to anticipated prepayments and recalculate the effective yield to reflect actual payments-to-date plus anticipated future payments. We include any resulting adjustment in net investment income.

Marketable equity securities include common stocks and nonredeemable preferred stocks. We classify marketable equity securities as available-for-sale and carry them at fair value. Changes in net unrealized investment gains and losses are recorded directly to OCI in Shareholder's Equity, net of related deferred policy acquisition costs and deferred income taxes.

When the collectibility of interest income for fixed maturities is considered doubtful, any accrued but uncollectible interest income is reversed against investment income in the current period. We then place the securities on nonaccrual status and they are not restored to accrual status until all delinquent interest and principal are paid.

We regularly review the value of our investments. If the value of any of our investments falls below our cost basis in the investment, we analyze the decrease to determine whether it is an other-than-temporary decline in value. To make this determination for each security, we consider:

   -  How long and by how much the fair value has been below its cost;
   - The financial condition and near-term prospects of the issuer of the security, including any specific events that may affect its operations or earnings potential;
   - Our intent and ability to keep the security long enough for it to recover its value;
   -  Any downgrades of the security by a rating agency; and
   - Any reduction or elimination of dividends, or nonpayment of scheduled interest payments.

Based on our analysis, we make a judgment as to whether the loss is other-than-temporary. If the loss is other-than-temporary, we record an impairment charge within Net Realized Investment Gains (Losses) in our Consolidated Statements of Income in the period that we make the determination.

We use public market pricing information to determine the fair value of our investments when such information is available. When such information is not available for investments, as in the case of securities that are not publicly traded, we use other valuation techniques. Such techniques include using independent pricing sources, evaluating discounted cash flows, identifying comparable securities with quoted market prices, and using internally prepared valuations based on certain modeling and pricing methods. Our investment portfolio at December 31, 2004, included $386,890 of fixed maturities that were not publicly traded, and values for these securities were determined using these other valuation techniques. We owned no equity securities that were not publicly traded.

The cost of securities sold is determined by the specific-identification method.

We carry mortgage loans at outstanding principal balances, less an allowance for mortgage loan losses. We consider a mortgage loan impaired when it is probable that we will be unable to collect principal and interest amounts due according to the contractual terms of the mortgage loan agreement. For mortgage loans that we determine to be impaired, we charge the difference between the amortized cost and fair value of the underlying collateral to the reserve. We accrue interest income on impaired loans to the extent it is deemed collectible and the loan continues to perform under its original or restructured terms. Interest income on nonperforming loans is generally recognized on a cash basis.

Cash and cash equivalents consist of short-term highly liquid investments with original maturities of less than three months at the time of purchase. Short-term investments consist of highly liquid debt instruments with maturities of greater than three months and less than twelve months when purchased. We carry cash and cash equivalents and short-term investments at cost, which approximates fair value.

We engage in securities lending whereby we loan certain securities from our portfolio to other institutions for short periods of time. We require initial collateral at 102% of the fair value of a loaned security. The borrower deposits the collateral with a lending agent. The lending agent invests the collateral to generate additional income according to our guidelines. The fair value of the loaned securities is monitored on a daily basis, with additional collateral obtained or refunded as the fair value of the loaned securities fluctuates to maintain a collateral value of 102%. We maintain full ownership rights to the securities loaned, and accordingly, the loaned securities are classified as investments. We report the securities lending collateral and the corresponding securities lending payable on the Consolidated Balance Sheets as an asset and liability.

DERIVATIVE FINANCIAL INSTRUMENTS

Derivative financial instruments are included in other invested assets on our Consolidated Balance Sheets. The Financial Accounting Standards Board (FASB) issued SFAS No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, in June 1998. SFAS No. 133 amends or supersedes several previous FASB statements relating to derivatives and requires us to recognize all derivatives as either assets or liabilities in the Consolidated Balance Sheets at fair value. In April 2003, the FASB issued SFAS No. 149, AMENDMENT OF STATEMENT 133 ON DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. SFAS No. 149 is intended to amend and clarify financial accounting and reporting for derivative instruments, including derivatives embedded in other contracts and hedging activities. The amendments improve financial reporting by: requiring that contracts with comparable characteristics be accounted for similarly; clarifying the circumstances under which a contract with an initial net investment meets the characteristics of a derivative; and clarifying when a derivative contains a financing component that requires special reporting in the statement of cash flows. SFAS No. 149 is effective for contracts entered into, or modified after June 30, 2003. The adoption of SFAS No. 149 did not have a material affect on the business, results of operations, or financial condition of the Company. We adopted SFAS No. 133, as amended, in April 2003.

Our financial statement recognition of the change in fair value of a derivative depends on the intended use of the derivative and the extent to which it is effective as part of a hedging transaction. Derivatives that are highly effective and designated as either fair value or cash flow hedges receive hedge accounting treatment under SFAS No. 133.

Derivatives that hedge the change in fair value of recognized assets or liabilities are designated as fair value hedges. For derivatives designated as fair value hedges, we recognize the changes in the fair value of both the derivative and the hedged items in net realized investment gains and losses in the Consolidated Statement of Income.

Derivatives that hedge variable rate assets or liabilities or forecasted transactions are designated as cash flow hedges. For derivatives designated as cash flow hedges, we recognize the changes in fair value of the derivative as a component of OCI, net of deferred income taxes, until the hedged transaction affects current earnings. At the time current earnings are affected by the variability of cash flows, the related portion of deferred gains or losses on cash flow hedge derivatives are reclassified from OCI and recorded in the Consolidated Statements of Income.

When the changes in fair value of such derivatives do not perfectly offset the changes in fair value of the hedged transaction, we recognize the ineffective portion in the Consolidated Statements of Income. For derivatives that do not qualify for hedge accounting treatment under SFAS No. 133, we record the changes in fair value of these derivatives in net realized investment gains and losses in the Consolidated Statements of Income.

We formally document all relationships between the hedging instruments and hedged items, as well as risk-management objectives and strategies for undertaking various hedge transactions. We link all hedges that are designated as fair value hedges to specific assets or liabilities on the Consolidated Balance Sheets. We link all hedges that are designated as cash flow hedges to specific variable rate assets or liabilities or to forecasted transactions. We also assess, both at the inception of the hedge and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting the changes in fair values or cash flows of hedged items. When it is determined that a derivative is not highly effective as a hedge, we discontinue hedge accounting on a prospective basis.

REINSURANCE

We utilize reinsurance agreements to manage our exposure to potential losses. We reinsure all or a portion of our risk to reinsurers for certain types of directly written business. In addition, we reinsure through pools to cover catastrophic losses. Reinsurance does not affect our liability to our policyholders. We remain primarily liable to policyholders for the risks we insure. Accordingly, our policy and contract claims liabilities and future policy benefit reserves are reported gross of any related reinsurance recoverables. We report premiums, benefits and settlement expenses net of reinsurance ceded on the Consolidated Statements of Income. We account for reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured business on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. We remain liable to our policyholders to the extent that counterparties to reinsurance ceded contracts do not meet their contractual obligations.

DEFERRED POLICY ACQUISITION COSTS

We defer as assets certain costs, principally commissions, distribution costs and other underwriting costs that vary with, and are primarily related to, the production of business. We amortize acquisition costs for deferred annuity contracts and universal life insurance policies over the lives of the contracts or policies in proportion to the present value of estimated future gross profits of each of these product lines. In this estimation process, we make assumptions as to surrender rates, mortality experience and investment performance. Actual profits can vary from our estimates and can thereby result in increases or decreases to deferred policy acquisition cost (DAC) amortization rates. We regularly evaluate our assumptions and, when necessary, revise the estimated gross profits of these contracts resulting in adjustments to DAC amortization that are recorded in earnings when such estimates are revised. We adjust the unamortized balance of DAC for the impact on estimated future gross profits as if net unrealized investment gains and losses on securities had been realized as of the balance sheet date. We include the impact of this adjustment, net of tax, in OCI in Shareholder's Equity.

We amortize acquisition costs for traditional individual life insurance policies over the premium paying period of the related policies using assumptions consistent with those used in computing policy benefit liabilities. We amortize acquisition costs for group life and medical policies over the policy period of one year.

We conduct regular DAC recoverability analyses for deferred annuity contract, universal life contract, and traditional life contract DAC balances. We compare the current DAC balance with the estimated present value of future profitability of the underlying business. The DAC balances are considered recoverable if the present value of future profits is greater than the current DAC balance. As of December 31, 2004, all of our DAC balances were considered recoverable.

INTANGIBLES AND GOODWILL

Goodwill represents the excess of the cost of businesses acquired over the fair value of their net assets, separate from other identifiable intangibles. Other identifiable intangibles for businesses acquired consisted mainly of the value of state licenses and the value of existing blocks of business. We review goodwill and intangible assets annually for impairment, or more frequently if impairment indicators arise. We amortize other purchased intangible assets over their estimated useful lives.

SEPARATE ACCOUNTS

Separate account assets and liabilities reported on the accompanying Consolidated Balance Sheets consist of the fair value of variable annuity and variable universal life contracts and represent funds that we administer and invest to meet specific fund allocations of the policyholder. The assets of each separate account are legally segregated and are not subject to claims that arise out of our other business activities. Net investment income and net realized and unrealized investment gains and losses accrue directly to such policyholder who bears the investment risk, subject to guaranteed minimum death benefits (GMDBs). For variable annuity contracts with GMDBs, the Company contractually guarantees total deposits made to the contract, less any partial withdrawals, in the event of death. Most of these death benefits are reset based on market values every five or eight years. We reinsure nearly all of the GMDB risk on our individual variable annuity contracts. Therefore the risk, net of reinsurance, is not significant. We do not include investment results accruing directly to the policyholder in our revenues. Fees charged to policyholders include mortality, policy administration, and surrender charges, and are included in premiums and other revenues.

The account balances of variable annuity contracts are invested in variable separate accounts and the general account for fixed fund options.

FUNDS HELD UNDER DEPOSIT CONTRACTS

Liabilities for fixed deferred annuity contracts, guaranteed investment contracts, and universal life policies are computed as deposits net of withdrawals made by the policyholder, plus amounts credited based on contract specifications, less contract fees and charges assessed, plus any additional interest. For structured settlement annuities, future benefits are either fully guaranteed or are contingent on the survivorship of the annuitant. Liabilities for fully guaranteed benefits are based on discounted amounts of estimated future benefits. Contingent future benefits are discounted with best-estimate mortality assumptions, which include provisions for longer life spans over time. The interest rate pattern used to calculate the reserve for a structured settlement policy is set at issue. The pattern varies over time starting with interest rates that prevailed at issue and grading to a future level. As of December 31, 2004, the current structured settlement reserve had near term benefits discounted at 5.80% (7.89% in 2003) and long-term benefits discounted at 6.70% (7.15% in 2003).

FUTURE POLICY BENEFITS

We compute liabilities for future policy benefits under traditional individual life and group life insurance policies on the level premium method, which uses a level premium assumption to fund reserves. We select the level premiums so that the actuarial present value of future benefits equals the actuarial present values of future premiums. We set the interest, mortality, and persistency assumptions in the year of issue and include provisions for adverse deviations. These liabilities are contingent upon the death of the insured while the policy is in force. We derive mortality assumptions from both company-specific and industry statistics. We discount future benefits at interest rates that vary by year of policy issue, are graded to the statutory valuation interest rate over time, and range from 7.5% to 3.5%.

POLICY AND CONTRACT CLAIMS

Liabilities for policy and contract claims primarily represent liabilities for claims under group medical coverages and are established on the basis of reported losses (case basis method). We also provide for claims incurred but not reported (IBNR), based on expected loss ratios, claims paying completion patterns, and historical experience. We continually review estimates for reported but unpaid claims and IBNR. Any necessary adjustments are reflected in current operating results. The majority of these claims are incurred and paid in full within a one-year period. Policy and contract claims liabilities amounted to less than 1% of total liabilities at December 31, 2004.

INCOME TAXES

Through the date of acquisition, we are included in a consolidated federal income tax return filed by Safeco. Tax payments (credits) are made to or received from Safeco in accordance with the tax allocation agreement on a separate company tax return filing basis. Subsequent to the acquisition, the Symetra Life Insurance Companies will file a separate life consolidated tax return. Pursuant to IRC Section 1504(c) the life insurance companies will file a separate life consolidated tax return for five years subsequent to the acquisition.

Income taxes have been provided using the liability method in accordance with SFAS No. 109, ACCOUNTING FOR INCOME TAXES. The provision for income taxes has two components: amounts currently payable or receivable and deferred income taxes. The deferred income taxes are calculated on the basis of the difference between book value and valuation for tax purposes of the appropriate assets and liabilities. Deferred tax assets are recognized only to the extent that it is probable that future tax profits will be available. A valuation allowance is established where deferred tax assets cannot be recognized.

NEW ACCOUNTING STANDARDS

AMERICAN INSTITUTE OF CERTIFIED PUBLIC ACCOUNTANTS (AICPA) STATEMENT OF POSITION
(SOP) 03-1, "ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS"

The provisions of SOP 03-1 are effective for fiscal years beginning after December 15, 2003. SOP 03-1 provides guidance in three areas: separate account presentation and valuation, the accounting recognition given sales inducements, and the classification and valuation of long-duration contract liabilities. We adopted SOP 03-1 effective January 1, 2004. Upon adoption, there was no material impact to our consolidated financial statements.

FASB INTERPRETATION NUMBER (FIN) 46R, "CONSOLIDATION OF VARIABLE INTEREST ENTITIES"

The FASB issued FIN 46R in December 2003. FIN 46R changes the method of determining whether certain entities should be consolidated in our consolidated financial statements. Except for entities considered to be special purpose entities, FIN 46R is effective in the first period ending after March 15, 2004. We adopted FIN 46R effective December 31, 2003. An entity is subject to FIN 46R and is called a Variable Interest Entity (VIE) if it has:

   - Equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties; and

   - Equity investors that cannot make significant decisions about the entity's operations, or do not absorb the expected losses or receive the expected returns of the entity.

All other entities are evaluated for combination under existing guidance. FIN 46R requires VIEs to be consolidated by their primary beneficiary, which is the party that has a majority of the expected losses or a majority of the expected residual returns of the VIE, or both.

We have identified certain interests in VIEs as defined by FIN 46R. Based on our analysis of these interests, we do not meet the FIN 46R definition of "primary beneficiary" of any of these entities and therefore have not combined these entities. Even though combination is not required, FIN 46R requires disclosure of the nature of any significant interests in a VIE, a description of the VIE's activities and the maximum exposure to potential losses due to our involvement.

In June 2000, General America Corporation (GAC), an affiliate, extended a loan to Investar Holdings (Investar) that we guaranteed. Safeco's analysis of Investar determined Investar's equity at risk was not sufficient to finance its activities and is therefore considered a VIE under FIN 46R. The loan is secured by the assets of Investar and personally guaranteed by its equity holders. Based on Safeco's analysis of Investar's expected losses and expected residual returns, neither GAC nor the Company is the primary beneficiary. The potential exposure to losses was limited to the senior debt holding. On August 2, 2004, Symetra Financial Corporation acquired this loan from GAC and the guarantee was no longer in effect.

2. INVESTMENTS

The following tables summarize our fixed maturities and marketable equity securities:

                                                                   GROSS         GROSS
                                                COST OR          UNREALIZED    UNREALIZED        FAIR
DECEMBER 31, 2004 - SUCCESSOR                AMORTIZED COST        GAINS         LOSSES         VALUE
                                            -----------------------------------------------------------
Fixed maturities:
   U.S. government and agencies             $       313,908    $     9,314   $       (66)   $   323,156
   State and political subdivisions                 695,041         19,814          (320)       714,535
   Foreign governments                              307,229         12,042            (9)       319,262
   Corporate securities                          12,027,678        402,738       (12,018)    12,418,398
   Mortgage-backed securities                     4,373,439         62,333       (18,520)     4,417,252
                                            -----------------------------------------------------------
Total fixed maturities                           17,717,295        506,241       (30,933)    18,192,603
Marketable equity securities                         90,258          5,207          (567)        94,898
                                            -----------------------------------------------------------
Total                                       $    17,807,553    $   511,448   $   (31,500)   $18,287,501
                                            ===========================================================

                                                                  GROSS          GROSS
                                                COST OR         UNREALIZED     UNREALIZED
DECEMBER 31, 2003 - PREDECESSOR              AMORTIZED COST       GAINS          LOSSES      FAIR VALUE
                                            -----------------------------------------------------------
Fixed maturities:
   U.S. government and agencies             $       392,684    $    76,299   $      (638)   $   468,345
   State and political subdivisions                 585,405         63,595        (3,569)       645,431
   Foreign governments                              236,843         75,344             -        312,187
   Corporate securities                          11,253,780      1,034,404       (64,418)    12,223,766
   Mortgage-backed securities                     4,201,739        189,290       (37,155)     4,353,874
                                            -----------------------------------------------------------
Total fixed maturities                           16,670,451      1,438,932      (105,780)    18,003,603
Marketable equity securities                         78,311         12,591        (1,067)        89,835
                                            -----------------------------------------------------------
Total                                       $    16,748,762    $ 1,451,523   $  (106,847)   $18,093,438
                                            ===========================================================

The following tables show our investments' gross unrealized losses and fair values, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

                                         LESS THAN 12 MONTHS           12 MONTHS OR MORE                   TOTAL
                                      -------------------------    --------------------------    -------------------------
                                                      GROSS                         GROSS                         GROSS
                                                    UNREALIZED                    UNREALIZED                    UNREALIZED
DECEMBER 31, 2004 - SUCCESSOR         FAIR VALUE      LOSSES        FAIR VALUE      LOSSES        FAIR VALUE      LOSSES
                                      -------------------------    --------------------------    -------------------------
Fixed maturities:
   U.S. government and agencies       $    27,856   $       (66)   $         -    $         -    $    27,856   $       (66)
   State and political subdivisions        68,664          (320)             -              -         68,664          (320)
   Foreign governments                      2,581            (9)             -              -          2,581            (9)
   Corporate securities                 2,016,618       (12,018)             -              -      2,016,618       (12,018)
   Mortgage-backed securities           1,779,071       (18,520)             -              -      1,779,071       (18,520)
                                      -------------------------    --------------------------    -------------------------
Total fixed maturities                  3,894,790       (30,933)             -              -      3,894,790       (30,933)
Marketable equity securities               18,481          (567)             -              -         18,481          (567)
                                      -------------------------    --------------------------    -------------------------
Total                                 $ 3,913,271   $   (31,500)   $         -    $         -    $ 3,913,271   $   (31,500)
                                      =========================    ==========================    =========================

                                         LESS THAN 12 MONTHS           12 MONTHS OR MORE                   TOTAL
                                      -------------------------    --------------------------    -------------------------
                                                      GROSS                         GROSS                         GROSS
                                                    UNREALIZED                    UNREALIZED                    UNREALIZED
DECEMBER 31, 2003 - PREDECESSOR       FAIR VALUE      LOSSES        FAIR VALUE      LOSSES        FAIR VALUE      LOSSES
                                      -------------------------    --------------------------    -------------------------
Fixed maturities:
   U.S. government and agencies       $    29,890   $      (343)   $     4,528    $      (295)   $    34,418   $      (638)
   State and political subdivisions       102,690        (3,569)             -              -        102,690        (3,569)
   Corporate securities                 1,306,309       (56,243)        91,254         (8,175)     1,397,563       (64,418)
   Mortgage-backed securities           1,177,166       (36,524)        43,917           (631)     1,221,083       (37,155)
                                      -------------------------    --------------------------    -------------------------
Total fixed maturities                  2,616,055       (96,679)       139,699         (9,101)     2,755,754      (105,780)
Marketable equity securities                6,964        (1,067)             -              -          6,964        (1,067)
                                      -------------------------    --------------------------    -------------------------
Total                                 $ 2,623,019   $   (97,746)   $   139,699    $    (9,101)   $ 2,762,718   $  (106,847)
                                      =========================    ==========================    =========================

We reviewed all our investments with unrealized losses at the end of 2004 and 2003 in accordance with our impairment policy described in Note 1. Our evaluation determined that these declines in fair value were temporary.

At December 31, 2004 and 2003, we held below-investment-grade fixed maturities of $1,664 million and $1,319 million, respectively at amortized cost. The respective fair values of these investments were approximately $1,724 million and $1,440 million. These holdings amounted to 9.5% and 8.0%, respectively, of our investments in fixed maturities at fair value at December 31, 2004 and 2003.

The following table summarizes the cost or amortized cost and fair value of fixed maturities at December 31, 2004, by contractual years-to-maturity. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties.

                                                  COST OR
                                                 AMORTIZED            FAIR
                                                    COST              VALUE
                                              ----------------------------------
       One year or less                       $       621,921    $       621,742
       Over one year through five years             2,636,323          2,646,146
       Over five years through ten years            3,149,607          3,218,177
       Over ten years                               6,936,005          7,289,286
       Mortgage-backed securities                   4,373,439          4,417,252
                                              ----------------------------------
       Total fixed maturities                 $    17,717,295    $    18,192,603
                                              ==================================

The carrying value of securities on deposit with state regulatory authorities was $14,279 and $10,966 at December 31, 2004 and 2003, respectively.

No industry represented more than 9% of the amortized cost of fixed maturities and equity securities at December 31, 2004.

The following table summarizes our combined pretax net investment income:

                                               SUCCESSOR                     PREDECESSOR
                                            -----------------------------------------------------------
                                              PERIOD FROM      PERIOD FROM
                                                AUGUST 2,      JANUARY 1,
                                             2004 THROUGH     2004 THROUGH
                                              DECEMBER 31,      AUGUST 1,      YEAR ENDED DECEMBER 31
                                                 2004             2004           2003           2002
                                            -----------------------------------------------------------
Interest:
   Fixed maturities                         $       390,031   $    633,601   $ 1,108,505    $ 1,099,574
   Mortgage loans                                    21,943         44,233        75,513         75,055
   Short-term investments                               934          1,974         4,408          8,561
Dividends:
   Marketable equity securities                       2,671          3,302         5,417          5,542
   Redeemable preferred stock                           492          2,965         8,939         11,358
Other                                                 5,070         12,297        14,402         11,690
                                            -----------------------------------------------------------
Total investment income                             421,141        698,372     1,217,184      1,211,780
Investment expenses                                 (10,705)        (4,908)       (6,990)        (6,865)
                                            -----------------------------------------------------------
Net investment income                       $       410,436   $    693,464   $ 1,210,194    $ 1,204,915
                                            ===========================================================

The carrying value of investments in fixed maturities that have not produced income for the last twelve months was $5,152 and $30,384 at December 31, 2004 and 2003, respectively. All of our mortgage loans produced income during 2004 and 2003.

The following table summarizes our combined net realized investment gains (losses) before income taxes:

                                               SUCCESSOR                     PREDECESSOR
                                            -----------------------------------------------------------
                                              PERIOD FROM      PERIOD FROM
                                                AUGUST 2,      JANUARY 1,
                                             2004 THROUGH     2004 THROUGH
                                              DECEMBER 31,      AUGUST 1,      YEAR ENDED DECEMBER 31
                                                 2004             2004           2003           2002
                                            -----------------------------------------------------------
Fixed maturities                            $         4,117   $     34,341   $   (11,508)   $  (163,460)
Marketable equity securities                            291            972          (414)          (270)
Other invested assets                                   598          2,800       (12,068)        10,184
Deferred policy acquisition costs
  adjustment                                             11           (517)       (2,511)        12,983
                                            -----------------------------------------------------------
Net realized investment gains (losses)
  before income taxes                       $         5,017   $     37,596   $   (26,501)   $  (140,563)
                                            ===========================================================

The following tables summarize the proceeds from sales of investment securities and related net realized investment gains (losses) before income taxes for 2004, 2003, and 2002.

                                                                PERIOD FROM AUGUST 2, 2004 THROUGH
                                                                   DECEMBER 31, 2004 - SUCCESSOR
                                                    ------------------------------------------------------------
                                                         FIXED
                                                       MATURITIES      MARKETABLE        OTHER
                                                     AVAILABLE-FOR-      EQUITY        INVESTED
                                                          SALE         SECURITIES        ASSETS         TOTAL
                                                    ------------------------------------------------------------
Proceeds from sales                                 $       362,459    $    41,573    $    11,781    $   415,813
                                                    ============================================================

Gross realized investment gains                     $         8,379    $       978    $     6,345    $    15,702
Gross realized investment losses                             (7,862)          (224)        (5,747)       (13,833)
                                                    ------------------------------------------------------------
Net realized investment gains                                   517            754            598          1,869
Impairments                                                     (27)           (87)             -           (114)
Other, including gains (losses) on calls and
  redemptions                                                 3,627           (376)            11          3,262
                                                    ------------------------------------------------------------
Net realized investment gains                       $         4,117    $       291    $       609    $     5,017
                                                    ============================================================

                                                                PERIOD FROM JANUARY 1, 2004 THROUGH
                                                                   AUGUST 1, 2004 - PREDECESSOR
                                                    ------------------------------------------------------------
                                                         FIXED
                                                       MATURITIES      MARKETABLE        OTHER
                                                     AVAILABLE-FOR-      EQUITY        INVESTED
                                                          SALE         SECURITIES        ASSETS         TOTAL
                                                    ------------------------------------------------------------
Proceeds from sales                                 $       712,821    $     4,491    $     1,621    $   718,933
                                                    ============================================================

Gross realized investment gains                     $        45,702    $     1,137    $    17,846    $    64,685
Gross realized investment losses                            (17,163)          (165)       (15,467)       (32,795)
                                                    ------------------------------------------------------------
Net realized investment gains                                28,539            972          2,379         31,890
Impairments                                                 (10,272)             -              -        (10,272)
Other, including gains (losses) on calls and
  redemptions                                                16,074              -            (96)        15,978
                                                    ------------------------------------------------------------
Net realized investment gains                       $        34,341    $       972    $     2,283    $    37,596
                                                    ============================================================

                                                             YEAR ENDED DECEMBER 31, 2003 - PREDECESSOR
                                                    ------------------------------------------------------------
                                                         FIXED
                                                       MATURITIES      MARKETABLE        OTHER
                                                     AVAILABLE-FOR-      EQUITY        INVESTED
                                                          SALE         SECURITIES        ASSETS         TOTAL
                                                    ------------------------------------------------------------
Proceeds from sales                                 $     1,285,983    $     8,715    $    10,140    $ 1,304,838
                                                    ============================================================
Gross realized investment gains                     $        88,560    $       615    $       877    $    90,052
Gross realized investment losses                            (13,398)          (162)        (4,327)       (17,887)
                                                    ------------------------------------------------------------
Net realized investment gains (losses)                       75,162            453         (3,450)        72,165
Impairments                                                 (96,621)          (867)             -        (97,488)
Other, including gains (losses) on calls and
  redemptions                                                 9,951              -        (11,129)        (1,178)
                                                    ------------------------------------------------------------
Net realized investment losses                      $       (11,508)   $      (414)   $   (14,579)   $   (26,501)
                                                    ============================================================

                                                             YEAR ENDED DECEMBER 31, 2002 - PREDECESSOR
                                                    ------------------------------------------------------------
                                                         FIXED
                                                       MATURITIES      MARKETABLE       OTHER
                                                     AVAILABLE-FOR-      EQUITY        INVESTED
                                                          SALE         SECURITIES        ASSETS         TOTAL
                                                    ------------------------------------------------------------
Proceeds from sales                                 $       921,571    $     4,107    $    16,166    $   941,844
                                                    ============================================================
Gross realized investment gains                     $        80,779    $     1,204    $       437    $    82,420
Gross realized investment losses                            (56,863)        (1,114)          (693)       (58,670)
                                                    ------------------------------------------------------------
Net realized investment gains (losses)                       23,916             90           (256)        23,750
Impairments                                                (190,179)          (360)             -       (190,539)
Other, including gains on calls and redemptions               2,803              -         23,423         26,226
                                                    ------------------------------------------------------------
Net realized investment gains (losses)              $      (163,460)   $      (270)   $    23,167    $  (140,563)
                                                    ============================================================

The following table summarizes our allowance for mortgage loan losses:

                                             SUCCESSOR                       PREDECESSOR
                                          ---------------------------------------------------------
                                            PERIOD FROM      PERIOD FROM
                                             AUGUST 2,        JANUARY 1,
                                           2004 THROUGH      2004 THROUGH
                                            DECEMBER 31,       AUGUST 1,     YEAR ENDED DECEMBER 31
                                               2004              2004           2003        2002
                                          ---------------------------------------------------------
Allowance at beginning of period          $        10,172    $     10,172    $  10,554    $  10,554
Loans charged off as uncollectible                      -               -         (382)           -
                                          ---------------------------------------------------------
Allowance at end of period                $        10,172    $     10,172    $  10,172    $  10,554
                                          =========================================================

This allowance relates to mortgage loan investments of $824,746 and $969,976 at December 31, 2004 and 2003, respectively. All of our mortgage loan investments were in good standing at December 31, 2004.

At December 31, 2004, mortgage loans constituted approximately 4% of total assets and are secured by first-mortgage liens on income-producing commercial real estate, primarily in the retail, industrial, and office building sectors. The majority of the properties are located in the western United States, with 26.5% of the total in California. Individual loans generally do not exceed $10 million.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Derivatives are instruments whose values are derived from an underlying instrument, indices or rates, have a notional amount and can be net settled. This may include derivatives that are "embedded" in derivative instruments or in certain existing assets or liabilities. We use derivative financial instruments, including interest rate swaps, options, and financial futures, as a means of hedging exposure to equity price changes and/or interest rate risk on anticipated transactions or on existing assets and liabilities.

Interest rate risk is the risk of economic loss due to changes in the level of interest rates. We manage interest rate risk through active portfolio management and selective use of interest rate swaps as hedges to change the characteristics of certain assets and liabilities. With interest rate swap agreements, we exchange with a counterparty, at specified intervals, interest rate payments of differing character (e.g., fixed-rate payments exchanged for variable-rate payments), based on an underlying principal balance (notional amount). No cash is exchanged at the outset of the contract and no principal payments are made by either party. The net interest accrued and the net interest payments made at each interest payment due date are recorded to interest income or expense, depending on the hedged item.

FAIR VALUE HEDGES

In August 2004, all fair value hedges, totaling $330,409 of notional amount outstanding, were terminated resulting in a realized investment loss of $3,491. Prior to August 2004, we used interest rate swaps to hedge the change in fair value of certain fixed-rate assets. As discussed in Note 1, derivatives that were determined to be highly effective were given hedge accounting treatment under SFAS No. 133 and changes in their fair value and the related assets that they hedged were recognized in net realized investment gains and losses in the Consolidated Statement of Income.

Differences between the changes in fair value of these derivatives and the hedged item(s) represent hedged ineffectiveness. In the five-month period ended December 31, 2004 and the year ended December 31, 2002, we recognized losses of $3,491 and $1,173, respectively, in net realized investment gains and losses due to hedge ineffectiveness. In the seven-month period ended August 1, 2004 and the year ended December 31, 2003, no amounts were recognized in earnings due to hedge ineffectiveness.

CASH FLOW HEDGES

In August 2004, all cash flow interest rate swaps were terminated resulting in a realized investment gain of $393. Prior to August 2004, we used interest rate swaps to hedge the variability of future cash flows arising from changes in interest rates associated with certain variable rate assets and forecasted transactions. As discussed in Note 1, these derivatives were designated as cash flow hedges and, because they were determined to be highly effective, we recognized the changes in fair value of the derivative as a component of OCI, net of deferred income taxes, until the hedged transaction affected current earnings. At the time current earnings were affected by the variability of cash flows due to interest rate changes, the related portion of deferred gains or losses on cash flow hedge derivatives were reclassified from OCI and recorded in the Consolidated Statement of Income. Amounts recorded in OCI related to derivatives qualifying as cash flow hedges resulted in a decrease in OCI of $0, $4,339, $1,421, and $6,910 after tax for the five-month period ended December 31, 2004, the seven-month period ended August 1, 2004, and the years ended December 31, 2003 and 2002, respectively.

In August 2004, interest rate swaps related to the forecasted transactions were terminated resulting in a realized investment gain of $3,640. Prior to August 2004, the interest rate swaps related to forecasted transactions that were considered probable of occurring were considered to be highly effective and qualified for hedge treatment under SFAS No. 133. SFAS No. 133 requires that amounts deferred in OCI be reclassified into earnings either when the forecasted transaction occurs, or when it is considered not probable of occurring, whichever happens sooner. In the five-month period ended December 31, 2004, the seven-month period ended August 1, 2004, and the years ended December 31, 2003 and 2002, $0, $7,442, $9,890, and $6,960, respectively, after tax was reclassified from OCI to net realized investment gains and losses relating to forecasted transactions that were no longer probable of occurring.

OTHER DERIVATIVES

In 1997, we introduced an equity indexed annuity (EIA) product that credits the policyholder based on a percentage of the gain in the S&P 500 index. Sales of the EIA product were suspended in the fourth quarter of 1998. In connection with this product, we have a hedging program with the objective to hedge the exposure to changes in the S&P 500 index. This program consists of buying S&P 500 index options. As permitted under a grandfathering clause in SFAS No. 133, we elected not to apply the fair value adjustment requirement of this statement to the embedded derivatives contained in the liability related to EIA products sold prior to January 1, 1999. The change in fair value of the options used to economically hedge the EIA liability is recognized as an adjustment to policy benefits in the Consolidated Statement of Income. We recognized pretax gains (losses) on these options of $2,007, $(2,611), $16,985, and $(11,884) for the five-month period ended December 31, 2004, the seven-month period ended August 1, 2004, and the years ended December 31, 2003 and 2002, respectively.

Investments in mortgage-backed securities (see Note 2) principally include collateralized mortgage obligations, pass-through and commercial loan-backed mortgage obligations, which are technically defined as derivative instruments. However, they are exempt from derivative disclosure and accounting requirements under SFAS No. 133.

Counterparty credit risk is the risk that a counterparty to a derivative contract will be unable to perform its obligations. We manage counterparty credit risk on an individual counterparty basis and gains and losses are netted by counterparty. We mitigate counterparty credit risk through credit reviews, approval controls and by only entering into agreements with creditworthy counterparties. We perform ongoing monitoring of counterparty credit exposure risk against credit limits. The contract or notional amounts of these instruments reflect the extent of involvement we have in a particular class of derivative financial instrument. However, the maximum loss of cash flow associated with these instruments can be less than these amounts. For interest rate swaps, forward contracts, and financial futures, credit risk is limited to the amount that it would cost us to replace the contract.

4. FAIR VALUE OF FINANCIAL INSTRUMENTS

The aggregate fair value amounts disclosed here do not represent our underlying value, and, accordingly, care should be exercised in drawing conclusions about our business or financial condition based on the fair value information disclosed below.

We determine fair value amounts for financial instruments using available third-party market information. When such information is not available, we determine the fair value amounts using appropriate valuation methodologies including discounted cash flows and market prices of comparable instruments. Significant judgment is required in developing certain of these estimates of fair value and the estimates may not represent amounts at December 31, 2004, that would be realized in a current market exchange.

Estimated fair values for fixed maturities and marketable equity securities, other than non-publicly traded fixed maturities, are based on quoted market prices or prices obtained from independent pricing services.

We estimate the fair values for mortgage loans by discounting the projected cash flows using the current rate at which loans would be made to borrowers with similar credit ratings and for the same maturities.

For cash and cash equivalents, policy loans, short-term investments, accounts receivable and other liabilities, carrying value is a reasonable estimate of fair value.

We estimate the fair values of investment contracts (funds held under deposit contracts) with defined maturities by discounting projected cash flows using rates that would be offered for similar contracts with the same remaining maturities. For investment contracts with no defined maturities, we estimate fair values to be the present surrender value.

Separate account assets and the related liabilities are reported at fair value using quoted market prices.

In accordance with SFAS No. 133, all derivatives are carried at fair value on the Consolidated Balance Sheet. The fair values of the derivative financial instruments generally represent the estimated amounts that we would expect to receive or pay upon termination of the contracts as of the reporting date. Quoted fair values are available for certain derivatives. For derivative instruments not actively traded, we estimate fair values using values obtained from independent pricing services, internal modeling or quoted market prices of comparable instruments.

Other insurance-related financial instruments are exempt from fair value disclosure requirements.

The following table summarizes the carrying or reported values and corresponding fair values of financial instruments:

                                                            SUCCESSOR                       PREDECESSOR
                                                 ----------------------------------------------------------------
                                                        DECEMBER 31, 2004                 DECEMBER 31, 2003
                                                     CARRYING                         CARRYING
                                                      AMOUNT      FAIR VALUE           AMOUNT         FAIR VALUE
                                                 ----------------------------------------------------------------
Financial assets:                                $  18,192,603    $  18,192,603    $  18,003,603    $  18,003,603
  Fixed maturities
  Marketable equity securities                          94,898           94,898           89,835           89,835
  Mortgage loans                                       814,574          845,504          959,804        1,016,000
  Separate account assets                            1,228,360        1,228,360        1,137,439        1,137,439
  Other invested assets:
    Interest rate swaps                                      -                -           14,631           14,631
    Options                                              4,889            4,889            6,189            6,189
    Other                                                1,175            1,175                -                -

Financial liabilities:
  Funds held under deposit contracts                17,541,320       17,554,000       16,582,390       17,543,000
  Separate account liabilities                       1,228,360        1,228,360        1,137,439        1,137,439
  Derivative financial instruments:
    Options                                                  -                -              607              607

5. REINSURANCE

We use reinsurance to manage exposure to potential losses. Although the reinsurer is liable to us to the extent of the reinsurance ceded, we remain primarily liable to the policyholders as the direct insurer on all risks reinsured. We evaluate the financial condition of our reinsurers to minimize our exposure to losses from reinsurer insolvencies. To our knowledge, none of our major reinsurers is currently experiencing material financial difficulties. We analyze reinsurance recoverables according to the credit ratings of our reinsurers. Of the total amount due from reinsurers at December 31, 2004, 83% was with reinsurers rated A- or higher by A.M. Best. We had no reserve for uncollectible reinsurance in 2004 or 2003. None of our reinsurance contracts excludes certified terrorist acts.

For our individual life business, we have coinsurance agreements where the reinsurer reimburses us based on the percentage in the contract, which ranges from 50% to 80%, based upon the year that the policy was written. For policies written prior to 2000, we recover from the reinsurer 50% of the death benefit that we pay on covered claims. This percentage was increased in 2000 to 80% for a majority of the policies written and was increased in 2002 to cover 80% of all new business written.

We reinsure 100% of our group long-term disability and group short-term disability business. The reinsurer is responsible for paying all claims.

Reinsurance recoverables are comprised of the following amounts:

                                                     SUCCESSOR      PREDECESSOR
                                                    ----------------------------
                                                    DECEMBER 31,    DECEMBER 31,
                                                        2004            2003
                                                    ----------------------------
    LIFE INSURANCE
    Reinsurance recoverables on:
      Policy and contract claim reserves            $      2,907    $      3,689
      Paid claims                                          1,114           1,841
      Life policy liabilities                            129,497          90,607
                                                    ----------------------------
    Total life insurance                                 133,518          96,137
                                                    ----------------------------

    ACCIDENT AND HEALTH INSURANCE
    Reinsurance recoverables on:
      Policy and contract claim reserves                  80,199          83,425
      Paid claims                                            480             192
                                                    ----------------------------
    Total accident and health insurance                   80,679          83,617
                                                    ----------------------------
    Total reinsurance recoverables                  $    214,197    $    179,754
                                                    ============================

The effects of reinsurance on earned premiums are as follows:

                                        SUCCESSOR                       PREDECESSOR
                                      -----------------------------------------------------------
                                       PERIOD FROM      PERIOD FROM
                                        AUGUST 2,        JANUARY 1,
                                      2004 THROUGH     2004  THROUGH
                                      DECEMBER 31,        AUGUST 1,       YEAR ENDED DECEMBER 31
                                          2004              2004            2003          2002
                                      -----------------------------------------------------------
EARNED PREMIUMS
Direct:
  Accident and health premiums        $     197,842    $     281,980    $   465,734    $  340,511
  Life insurance premiums                    72,364          100,278        164,704       155,800
                                      -----------------------------------------------------------
  Total                                     270,206          382,258        630,438       496,311
                                      -----------------------------------------------------------
Assumed:
  Accident and health premiums               18,762           23,281         97,985       137,335
  Life insurance premiums                       156              168            624         6,923
                                      -----------------------------------------------------------
  Total                                      18,918           23,449         98,609       144,258
                                      -----------------------------------------------------------
Ceded:
  Accident and health premiums               (9,208)         (12,048)       (18,618)      (15,616)
  Life insurance premiums                   (16,721)         (35,734)       (29,911)      (25,385)
                                      -----------------------------------------------------------
  Total                                     (25,929)         (47,782)       (48,529)      (41,001)
                                      -----------------------------------------------------------
Total earned premiums                 $     263,195    $     357,925    $   680,518    $  599,568
                                      ===========================================================

Ceded reinsurance reduced our policy benefits by $11,529, $23,722, $32,964, and $27,862 for the five months ended December 31, 2004, the seven months ended August 1, 2004, and the years ended December 31, 2003, and 2002, respectively. Included in this amount are accident and health amounts of $(526), $1,898, $10,813, and $4,072, respectively.

6. INTANGIBLES AND GOODWILL

We review goodwill and intangible assets annually for impairment, or more frequently if impairment indicators arise. We amortize separable intangible assets over their useful lives (but with no maximum life) unless we deem them to have an indefinite life.

SUCCESSOR

In December 1999, Symetra Life Insurance Company purchased the assets of Sound Benefits Administration and Sound Benefits Marketing (collectively referred to as Sound Benefits) to acquire the agency involved in selling and supporting our Select Benefits group medical product.

At December 31, 2004, goodwill of $3,400 represents a contingent purchase price adjustment related to the Sound Benefits business combination. The contingent final purchase payment was based on 50% of 2004 operating profits.

Other identifiable intangible assets of $4,200 at December 31, 2004, represent the fair value of state licenses related to the life insurance companies. The intangible asset is not amortized as its useful life is indefinite.

PREDECESSOR

Included in the intangibles and goodwill balance on our December 31, 2003 Consolidated Balance Sheet is the present value of future profits (PVFP). PVFP represents the actuarially determined present value of anticipated profits to be realized from annuity and life insurance business purchased. We determine the present value of anticipated profits using the credited interest rate. For annuity contracts, amortization of the PVFP is in relation to the present value of the expected gross profits on the contracts, discounted using the interest rate credited to the underlying policies. The change in the PVFP is comprised of amortization and an adjustment to amortization for realized gains (losses) on investment securities of $176, $(138), and $(374), respectively, for the seven months ended August 1, 2004, and the years ended December 31, 2003 and 2002, respectively. We review the PVFP periodically to determine that the unamortized portion does not exceed expected recoverable amounts. We did not record any impairment adjustments in 2004, 2003, or 2002.

The following table presents our intangible assets and goodwill at December 31, 2003. The PVFP, distribution agreement, and renewal rights acquired were amortized over a useful life of 20 years. All other intangible assets were amortized over a useful life of five years or less.

                                             DECEMBER 31, 2003 - PREDECESSOR
                                      ----------------------------------------------
                                      GROSS CARRYING    ACCUMULATED     NET CARRYING
                                          AMOUNT        AMORTIZATION       AMOUNT
                                      ----------------------------------------------
Unamortized intangible assets:
  Goodwill                            $       54,192    $          -    $     54,192
Amortizable intangible assets:
  Present value of future profits             82,272         (37,075)         45,197
  Distribution agreement                      35,000         (11,900)         23,100
  Renewal rights                              25,700          (1,820)         23,880
  Administrative agreement                     8,766          (4,451)          4,315
  Other intangible assets                        288            (108)            180
                                      ----------------------------------------------
Total                                 $      206,218    $    (55,354)   $    150,864
                                      ==============================================

On August 2, 2004, intangible assets and goodwill were reduced to zero in accordance with SFAS No. 141.

Predecessor amortization expense for intangible assets, pretax, was $4,929, $8,331, and $8,761 for the seven months ended August 1, 2004, and the years ended December 31, 2003 and 2002, respectively.

Changes in the carrying value of goodwill are presented for the Group business segment in the following table. For descriptions of the business segments (see
Note 14).

                                         SUCCESSOR                         PREDECESSOR
                                      --------------------------------------------------------------
                                        PERIOD FROM        PERIOD FROM
                                       AUGUST 2, 2004    JANUARY 1, 2004
                                          THROUGH           THROUGH
                                        DECEMBER 31,        AUGUST 1,        YEAR ENDED DECEMBER 31
                                           2004               2004             2003          2002
                                      --------------------------------------------------------------
Balance at beginning of period        $        54,192    $        54,192   $    54,192    $        -
  Additions                                         -                  -             -        26,242
  Reclassifications                                 -                  -             -        27,950
  Amortization                                      -                  -             -             -
  Purchase accounting adjustment              (54,192)                 -             -             -
                                      --------------------------------------------------------------
Total                                 $             -    $        54,192   $    54,192    $   54,192
                                      ==============================================================

7. INCOME TAXES

We use the liability method of accounting for income taxes in accordance with SFAS No. 109 under which deferred income tax assets and liabilities are determined based on the differences between their financial reporting and their tax bases and are measured using the enacted tax rates.

Differences between income taxes computed by applying the U.S. federal income tax rate of 35% to income before income taxes, and the provision for income taxes were as follows:

                                      SUCCESSOR                                       PREDECESSOR
                                ---------------------------------------------------------------------------------------------
                                PERIOD FROM AUGUST 2,   PERIOD FROM JANUARY 1,
                                    2004 THROUGH             2004 THROUGH             YEAR ENDED              YEAR ENDED
                                  DECEMBER 31, 2004         AUGUST 1, 2004         DECEMBER 31, 2003       DECEMBER 31, 2002
                                ---------------------------------------------------------------------------------------------
Income before income taxes      $    96,202             $   130,087               $ 189,115               $  87,339
Computed "expected" tax
  expense                       $    33,671     35.00%  $    45,530      35.00%   $  66,190     35.00%    $  30,569     35.00%
Separate account DRD                 (1,103)    (1.15)       (1,461)     (1.12)      (2,771)    (1.47)            -         -
Miscellaneous other
  permanent differences                (240)    (0.25)          190       0.15        1,167      0.62        (2,059)    (2.36)
IRS audit adjustments                     -         -        (8,749)     (6.73)     (13,174)    (6.97)            -         -
Other                                 1,458      1.52        (3,665)     (2.82)           -         -             -         -
                                ---------------------------------------------------------------------------------------------
Provision for
  income taxes                  $    33,786     35.12%  $     31,845     24.48%   $  51,412     27.18%    $  28,510     32.64%
                                =============================================================================================

The tax effects of temporary differences which give rise to the deferred income tax assets and deferred income tax liabilities were as follows:

                                                                      SUCCESSOR      PREDECESSOR
                                                                     ----------------------------
                                                                             DECEMBER 31
                                                                         2004            2003
                                                                     ----------------------------
Deferred income tax assets:
  Goodwill                                                           $      4,141    $      4,515
  Intangibles                                                              16,824               -
  Adjustment to life policy liabilities                                   478,178          93,094
  Adjustment to claims reserves                                               165           3,627
  Capitalization of policy acquisition costs                               66,798          76,060
  Investment impairments                                                   34,900          44,719
  Capital loss carryforwards                                               27,392           8,400
  Post-retirement benefits                                                      -           3,917
  Uncollected premium adjustment                                            7,002           8,109
  Guaranty fund assessments                                                   627             728
  Furniture and fixtures                                                    1,915               -
  Other                                                                     6,268           7,101
                                                                     ----------------------------
Total deferred income tax assets                                          644,210         250,270
  Valuation allowance                                                     (27,392)              -
                                                                     ----------------------------
Net deferred income tax assets                                            616,818         250,270
                                                                     ----------------------------
Deferred income tax liabilities:
  Unrealized appreciation of investment securities (net of
   deferred policy acquisition costs adjustment: $243 and
   $30,804, respectively)                                                 167,563         446,403
  Securities - basis adjustment                                           353,259               -
  Amounts due from reinsurers                                               5,197               -
  Deferred policy acquisition costs                                         4,836         129,606
  Bond discount accrual                                                     4,988          29,132
  Present value of future profits                                               -          15,819
  Intangible assets                                                             -           8,086
  Other                                                                     2,969           1,395
                                                                     ----------------------------
Total deferred income tax liabilities                                     538,812         630,441
                                                                     ----------------------------
Net deferred income tax asset (liability)                            $     78,006    $   (380,171)
                                                                     ============================

On August 2, 2004, the Company established a valuation allowance related to capital loss carry forwards of $27,392. The Company determined the need for a valuation allowance due to the fact that the capital losses generated in 2002 and 2003 continue to be available for carryback purposes by the Company's former parent, Safeco. Until such time as the carryback potential has expired, the Company will maintain this valuation allowance.

Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation, but was accumulated for income tax purposes in a memorandum account referred to as the "policyholders' surplus account"
(PSA). No federal income taxes have been provided for in the financial statements for Symetra Life Insurance Company or Symetra National Life Insurance Company on income deferred in the PSA ($6,918 and $530, respectively). To the extent that dividends are paid from the amount accumulated in the PSA, net earnings would be reduced by the amount of tax required to be paid. However, in any taxable year beginning after 2004 and before 2007, direct and indirect distributions from the PSA will be treated as zero (no tax due). If the PSA is not distributed during the window and the entire amount in the PSA account becomes taxable, the tax thereon, computed at the current rates would amount to $2,421 and $185, respectively.

8. COMPREHENSIVE INCOME

Comprehensive income is defined as all changes in shareholder's equity, except those arising from transactions with shareholders. Comprehensive income includes net income and OCI, which for us consists of changes in unrealized gains or losses of investments and derivatives carried at fair value and the deferred policy acquisition costs valuation allowance.

The components of OCI are as follows:

                                                                     SUCCESSOR      PREDECESSOR
                                                                    ----------------------------
                                                                            DECEMBER 31
                                                                        2004            2003
                                                                    ----------------------------
     Net unrealized gains on available-for-sale securities          $    479,948    $  1,344,677
     Net unrealized gains on derivative financial instruments                  -          18,772
     Adjustment for deferred policy acquisition costs                       (695)        (88,012)
     Deferred income taxes                                              (167,739)       (446,292)
                                                                    ----------------------------
     Accumulated OCI                                                $    311,514    $    829,145
                                                                    ============================

The following summarizes the net changes in OCI:

                                                           SUCCESSOR                      PREDECESSOR
                                                          ---------------------------------------------------------
                                                          PERIOD FROM      PERIOD FROM
                                                            AUGUST 2,      JANUARY 1,
                                                          2004 THROUGH    2004 THROUGH
                                                          DECEMBER 31,      AUGUST 1,      YEAR ENDED DECEMBER 31
                                                              2004             2004           2003          2002
                                                          ---------------------------------------------------------
Increase (decrease) in unrealized appreciation/
  depreciation of:
    Available-for-sale securities                         $    479,948    $   (329,336)   $   227,128    $  705,967
    Derivative financial instruments                                 -          (6,829)        (2,186)      (10,631)
Adjustment for deferred policy acquisition costs                  (695)         39,095        (33,617)      (45,098)
Deferred income taxes                                         (167,739)        103,975        (66,964)     (227,583)
                                                          ---------------------------------------------------------
Net change in accumulated OCI                             $    311,514    $   (193,095)   $   124,361    $  422,655
                                                          =========================================================

9. COMMITMENTS AND CONTINGENCIES

At December 31, 2004, unfunded mortgage loan commitments were $4,655. We had no other material commitments or contingencies at December 31, 2004.

Under state insolvency and guaranty laws, insurers licensed to do business in the state can be assessed or required to contribute to state guaranty funds to cover policyholder losses resulting from insurer insolvencies. Liabilities for guaranty funds are not discounted or recorded net of premium taxes and are included in other liabilities in the Consolidated Balance Sheet. At December 31, 2004 and 2003, we had liabilities of $6,921 and $7,948 for estimated guaranty fund assessments. We had a related asset for premium tax offsets of $5,127 and $5,866 at December 31, 2004 and 2003, respectively.

Because of the nature of our business, we are subject to legal actions filed or threatened in the ordinary course of our business operations. We do not believe that such litigation will have a material adverse effect on our consolidated financial condition, future operating results or liquidity.

We lease office space, commercial real estate and certain equipment under leases that expire at various dates through 2015. We account for these leases as operating leases. We do not have any capitalized leases. Certain leases include renewal options.

Minimum rental commitments for the next five years and thereafter, including cost escalation clauses, for leases in effect at December 31, 2004, are as follows:

                                       MINIMUM
             YEAR PAYABLE              RENTALS
             ------------            -----------
             2005                    $     8,134
             2006                          5,665
             2007                          5,804
             2008                          5,825
             2009                          5,914
             Thereafter                   35,413
                                     -----------
             Total                   $    66,755
                                     ===========

The amount of rent expense charged to operations was $4,176, $5,300, $8,878, and $7,507 for the five months ended December 31, 2004, the seven months ended August 1, 2004 and the years ended December 31, 2003 and 2002, respectively.

10. EMPLOYEE BENEFIT PLANS

SUCCESSOR PLAN

Symetra Financial Corporation sponsors a defined contribution plan for all eligible employees. The Symetra Financial Retirement Plan is a 401(k)/profit-sharing plan that includes a matching contribution of 66.6% of a participant's contributions, up to 6% of eligible compensation, a profit-sharing feature comprised of a minimum contribution of 3% of each eligible participant's compensation, and a variable component based on the Board of Director's discretion. No variable profit-sharing contributions were made as of December 31, 2004. The expense related to this plan was $2,486 for the five months ended December 31, 2004.

Symetra Financial Corporation also sponsors a performance share plan (the Performance Share Plan), which provides incentives to selected executives based on the long term success of the Company. The Board of Directors of the Company may grant to an executive an award of performance shares. Each performance share reflects the financial value of the combination of the growth in both book value and enterprise value, conditional upon attainment of a stated performance goal over the award period specified in the grant. The performance shares are exchanged for a cash payment at the end of the award period. The Performance Share Plan in effect in 2004 is for the 29-month period of August 2, 2004, through December 31, 2006. The amount expensed for the period from August 2, 2004, through December 31, 2004, related to the Performance Share Plan was $1,928 million.

The Company does not offer any healthcare, life insurance, or other post-retirement benefits to retired employees.

PREDECESSOR PLANS

Through the date of acquisition, Safeco sponsored defined contribution and defined benefit plans covering substantially all employees of the Company and its subsidiaries and provided a post-retirement benefit program for certain retired employees. Eligibility for participation in the various plans was generally based on completion of a specified period of continuous service or date of hire. Employer contributions to these plans were made in cash. Costs allocated to the Company for these plans were $2,305 for the seven months ended August 1, 2004, and $6,178 and $5,986 for the years ended December 31, 2003 and 2002, respectively.

The Safeco 401(k)/Profit Sharing Retirement Plan was a defined contribution plan. It included a minimum contribution of 3% of each eligible participant's compensation, a matching contribution of 66.6% of participant's contributions, up to 6% of eligible compensation, and a profit sharing component based on Safeco's income. No profit-sharing contributions were made in 2004, 2003, or 2002.

The Safeco Employee's Cash Balance Plan (CBP) was a noncontributory defined benefit plan that provided benefits for each year of service after 1988, based on the participant's eligible compensation, plus a stipulated rate of return on the benefit balance. Safeco made contributions to the CBP based on the funding requirements set by the Employee Retirement Income Security Act (ERISA). Costs allocated to the Company for this plan were 1% or less of income before income taxes for the seven months ended August 1, 2004, and for the years ended December 31, 2003 and 2002.

In addition, Safeco provided certain healthcare and life insurance benefits and other post-retirement benefits (collectively, OPRB) for certain retired employees, their beneficiaries, and eligible dependents. During 2003, Safeco's OPRB program was amended. In addition, Safeco's OPRB benefit obligation was revalued to reflect the reduction in staff that was part of a restructuring plan. Due to these actions, Safeco recognized a curtailment gain in 2003, of which $1,247 was allocated to the Company.

The Company participated in Safeco's Long-Term Incentive Plan of 1997 (the
Plan), as amended. Incentive stock options, non-qualified stock options, restricted stock rights (RSRs), performance stock rights (PSRs) and stock appreciation rights were authorized under the Plan. Stock-based compensation expense allocated to the Company was $1,873, $2,746, and $1,301 for the seven months ended August 1, 2004, and the years ended December 31, 2003 and 2002, respectively.

Stock options were granted at exercise prices not less than the fair market value of the stock on the date of the grant. The terms and conditions upon which options became exercisable varied among grants; however, option rights expired no later than ten years from the date of grant. Safeco granted options and rights to key employees. Options generally vested on a straight-line basis over four years.

RSRs provided for the holder to receive a stated number of share rights if the holder remains employed for a stated number of years. PSRs provided for the holder to receive a stated number of share rights if the holder attains certain specified performance goals within a stated performance cycle. Performance goals included operating income, return on equity, relative stock price appreciation and/or other criteria.

As a result of the sale of its life insurance companies, Safeco retained liabilities related to OPRB, the CBP, and the Plan.

11. DIVIDEND RESTRICTIONS

Insurance companies are restricted by state regulations as to the aggregate amount of dividends they may pay in any consecutive 12-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with 30 days' prior written notice within certain limits. The limits are generally based on the greater of 10% of the prior year statutory surplus or prior year statutory net gain from operations. Dividends in excess of the prescribed limits or earned surplus require formal state insurance commission approval. Based on statutory limits as of December 31, 2004, the amount of retained earnings available for the payment of dividends without prior regulatory approval is $159,228.

12. STATUTORY-BASIS INFORMATION

State insurance regulatory authorities require insurance companies to file annual statements prepared on an accounting basis prescribed or permitted by their respective state of domicile. Prescribed statutory accounting practices include state laws, regulations and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners
(NAIC), including the revised ACCOUNTING PRACTICES AND PROCEDURES MANUAL. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

Statutory net income (loss) and capital and surplus, by company, are as follows:

                                                                        YEAR ENDED DECEMBER 31
                                                                   2004         2003          2002
                                                                -------------------------------------
Statutory net income (loss):
  Symetra Life Insurance Company                                $  222,104   $  156,699    $   14,968
  Symetra National Life Insurance Company                              119          507           281
  First Symetra National Life Insurance Company of New York            857          (29)       (1,616)
  American States Life Insurance Company                            23,237       14,103        16,403
                                                                -------------------------------------
Total                                                           $  246,317   $  171,280    $   30,036
                                                                =====================================

                                                                                       DECEMBER 31
                                                                                   2004          2003
                                                                               -------------------------
Statutory capital and surplus:
  Symetra Life Insurance Company                                               $ 1,138,437   $ 1,059,564
                                                                               ===========   ===========

Statutory net income differs from income reported in accordance with GAAP primarily because policy acquisition costs are expensed when incurred, reserves are based on different assumptions, and income tax expense reflects only taxes paid or currently payable.

Statutory capital and surplus differs from amounts reported in accordance with GAAP primarily because policy acquisition costs are expensed when incurred, reserves are based on different assumptions and fixed maturities are carried at amortized cost.

Life and health insurance companies are subject to certain Risk-Based Capital
(RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on various risk factors related to it. At December 31, 2004, Symetra Life Insurance Company and its subsidiaries met the RBC requirements.

13. RELATED PARTIES

In June 2000, we issued a guarantee to General America Corporation (GAC), an affiliate. Under the guarantee, we guarantee repayment of a loan made by GAC to Investar. The loan was made in June 2000 and matures in June 2017. The principal balance of the loan was $15.9 million at December 31, 2003. On August 2, 2004, Symetra Financial Corporation acquired this loan from GAC and the guarantee is no longer in effect. We do not have any guarantees subject to the recognition provisions of FIN 45, GUARANTOR'S ACCOUNTING AND DISCLOSURE REQUIREMENTS FOR GUARANTEES, INCLUDING INDIRECT GUARANTEES OF INDEBTEDNESS OF OTHERS.

We are obligated under a real estate lease with GAC through July 31, 2005. The current minimum aggregate rental commitment under this lease obligation is $5,281 at December 31, 2004.

Total related-party rent expense for all facilities charged to operations, was $5,300, $8,878, and $7,507 for the seven months ended August 1, 2004, and the years ended December 31, 2003 and 2002, respectively.

Prior to August 2, 2004, Safeco and its affiliates provided us with personnel, property, and facilities in carrying out certain of its corporate functions. Safeco annually determined allocation factors based on headcount, time studies, actual usage or other relevant allocation bases in order to allocate expenses for these services and facilities. These expenses were included in net investment income and other operating expenses within our Consolidated Statement of Income. Safeco charged us expenses of $21,370, $40,010, and $28,564 for the seven months ended August 1, 2004, and for the years ended December 31, 2003 and 2002, respectively. These expenses included charges for corporate overhead, data processing systems, payroll, and other miscellaneous charges.

As of December 31, 2003, we owed Safeco and its affiliates $8,569, which is included in other liabilities on our Consolidated Balance Sheets. These balances were settled within 30 days.

On July 30, 2004, as part of the purchase of Safeco's life insurance companies, $7,703 of fixed assets and software was transferred to the Company and reflected as a capital contribution. The remaining $1,131, of the total $8,834, was a cash contribution.

During 2003, liabilities of $4,537 owed to Safeco were forgiven and reflected as a capital contribution. Safeco contributed capital of $100,000 to us in the form of United States Treasury notes on December 20, 2002.

Various affiliated property and casualty companies directly purchased structured settlement annuities from the Company totaling $1,681, $4,399, and $10,929 for the seven months ended August 1, 2004, and for the years ended December 31, 2003 and 2002, respectively.

Symetra Assigned Benefits Service Company and Symetra National Life Insurance Company, affiliates of the Company, also purchased structured settlement annuities which were assigned from various affiliated property and casualty companies totaling $10,324, $29,308, and $37,155 for the seven months ended August 1, 2004 and for the years ended December 31, 2003 and 2002, respectively.

Symetra Financial entered into an Investment Management Agreement on March 14, 2004, with White Mountains Advisors, Ltd. This agreement provides for investment advisory services related to our invested assets and portfolio management services. Fees are paid quarterly and amounted to $10,438 for the five-month period ending December 31, 2004.

14. SEGMENT INFORMATION

We provide a broad range of products and services that include individual and group insurance products, pension products, and annuity products. These operations are managed separately as five reportable segments: Group, Income Annuities, Retirement Services, Individual, and Other based on product groupings:

     Group's principal product is stop-loss medical insurance sold to employers with self-insured medical plans. Also included in this segment are group life, accidental death and dismemberment insurance, and disability products.

     Income Annuities' principal product is the structured settlement annuity that is sold to fund third-party personal injury settlements, providing a reliable income stream to the injured party.

     Retirement Services' products are primarily fixed and variable deferred annuities (both qualified and non-qualified), tax-sheltered annuities (marketed to teachers and not-for-profit organizations), guaranteed investment contracts, and corporate retirement funds.

     Individual's products include term, universal and variable universal life, and bank owned life insurance.

     Other is comprised mainly of investment income not allocated to other segments.

The Company allocates capital and related investment income to each segment based on RBC formula. Amounts were restated to reflect the allocated capital and related investment income in segment results.

We evaluate our results based upon pretax operating earnings, a non-GAAP financial measure that excludes net realized investment gains (losses). Management believes the presentation of segment pretax operating earnings enhances the understanding of our results of operations by highlighting earnings attributable to the normal, recurring operations of the business.

The following tables present selected financial information by segment and reconcile pretax operating earnings to amounts reported in the Consolidated Statements of Income.

                                              PERIOD FROM AUGUST 2, 2004 THROUGH DECEMBER 31, 2004 - SUCCESSOR
                                   --------------------------------------------------------------------------------------
                                                     INCOME       RETIREMENT
                                       GROUP       ANNUITIES       SERVICES      INDIVIDUAL     OTHER          TOTAL
                                   --------------------------------------------------------------------------------------
Revenues:
  Premiums                         $   207,396    $         -    $       105   $    55,694   $         -    $     263,195
  Net investment income                  8,698        184,069        124,172        89,229         4,268          410,436
  Other revenue                             (9)           151         10,965         6,224            80           17,411
                                   --------------------------------------------------------------------------------------
Total (excluding net realized          216,085        184,220        135,242       151,147         4,348          691,042
  investment gains (losses))

Benefits and expenses:
  Policy benefits                      124,008        162,843         91,355       106,225             -          484,431
  Other underwriting and
    operating expenses                  49,988          8,418         26,095        28,566           733          113,800
  Amortization of deferred
    policy acquisition costs             1,352              -            236            38             -            1,626
                                   --------------------------------------------------------------------------------------
Total                                  175,348        171,261        117,686       134,829           733          599,857
Pretax operating earnings               40,737         12,959         17,556        16,318         3,615           91,185

Net realized investment gains
   (losses)                                 (1)        (3,277)         2,159         2,809         3,327            5,017
                                   --------------------------------------------------------------------------------------
Income before income taxes         $    40,736    $     9,682    $    19,715   $    19,127   $     6,942    $      96,202
                                   ======================================================================================

Assets:
  Total investments                $   526,113    $ 7,752,278    $ 6,721,800   $ 4,271,000   $   (80,036)   $  19,191,155
  Separate account assets                    -              -      1,114,843       113,517             -        1,228,360
  Total assets                         629,644      7,883,422      8,245,373     4,737,864       522,386       22,018,689

                                              PERIOD FROM JANUARY 1, 2004 THROUGH AUGUST 1, 2004 - PREDECESSOR
                                    -----------------------------------------------------------------------------------
                                                     INCOME       RETIREMENT
                                       GROUP        ANNUITIES      SERVICES      INDIVIDUAL      OTHER         TOTAL
                                    -----------------------------------------------------------------------------------
Revenues:                           $   293,213    $         -    $        92   $    64,620   $         -   $   357,925
  Premiums
  Net investment income                  13,565        290,307        224,995       139,063        25,534       693,464
  Other revenue                               -            193         14,776        14,774            54        29,797
                                    -----------------------------------------------------------------------------------
Total (excluding net realized           306,778        290,500        239,863       218,457        25,588     1,081,186
  investment gains)

Benefits and expenses:
  Policy benefits                       196,468        274,800        158,186       153,167             -       782,621
  Other underwriting and
    operating expenses                   70,479          9,423         35,398        36,059        15,622       166,981
  Amortization of deferred
    policy acquisition costs             10,537              -         16,313         7,314             -        34,164
  Intangibles and goodwill
    amortization                            794              -            801         1,746         1,588         4,929
                                    -----------------------------------------------------------------------------------
Total                                   278,278        284,223        210,698       198,286        17,210       988,695
Pretax operating earnings                28,500          6,277         29,165        20,171         8,378        92,491

Net realized investment gains               140         12,751          4,983         5,225        14,497        37,596
                                    -----------------------------------------------------------------------------------
Income before income taxes          $    28,640    $    19,028    $    34,148   $    25,396   $    22,875   $   130,087
                                    ===================================================================================

                                                         YEAR ENDED DECEMBER 31, 2003 - PREDECESSOR
                                   ---------------------------------------------------------------------------------------
                                                   INCOME        RETIREMENT
                                      GROUP       ANNUITIES       SERVICES      INDIVIDUAL       OTHER           TOTAL
                                   ---------------------------------------------------------------------------------------
Revenues:
  Premiums                         $   545,102   $         -    $       316    $   135,100    $         -    $     680,518
  Net investment income                 23,089       517,771        394,115        241,651         33,568        1,210,194
  Other revenue                          1,243           187         23,229         14,179            606           39,444
                                   ---------------------------------------------------------------------------------------
Total (excluding net realized          569,434       517,958        417,660        390,930         34,174        1,930,156
  investment gains (losses))

Benefits and expenses:
  Policy benefits                      310,848       468,617        283,085        293,218              -        1,355,768
  Other underwriting and
    operating expenses                 138,857        20,044         59,994         68,376         11,843          299,114
  Amortization of deferred
    policy acquisition costs            12,817             -         26,570         11,940              -           51,327
  Intangibles and goodwill
    amortization                         1,361             -            596          3,652          2,722            8,331
                                   ---------------------------------------------------------------------------------------
Total                                  463,883       488,661        370,245        377,186         14,565        1,714,540
Pretax operating earnings              105,551        29,297         47,415         13,744         19,609          215,616

Net realized investment gains
  (losses)                                 337        (8,624)        (3,759)        (6,210)        (8,245)         (26,501)
                                   ---------------------------------------------------------------------------------------
Income before income taxes         $   105,888   $    20,673    $    43,656    $     7,534    $    11,364    $     189,115
                                   =======================================================================================
Assets:
  Total investments                $   456,476   $ 7,330,513    $ 6,899,115    $ 4,024,611    $   468,960    $  19,179,675
  Separate account assets                    -             -      1,032,272        105,167              -        1,137,439
  Total assets                         643,438     7,615,963      8,570,557      4,619,523        960,016       22,409,497

                                                       YEAR ENDED DECEMBER 31, 2002 - PREDECESSOR
                                    -----------------------------------------------------------------------------------
                                                     INCOME       RETIREMENT
                                       GROUP        ANNUITIES      SERVICES      INDIVIDUAL      OTHER         TOTAL
                                    -----------------------------------------------------------------------------------
Revenues:
  Premiums                          $   467,961    $         -    $       465   $   131,142   $         -   $   599,568
  Net investment income                  19,400        530,861        383,322       244,122        27,210     1,204,915
  Other revenue                           4,102             16         23,430        11,421           447        39,416
                                    -----------------------------------------------------------------------------------
Total (excluding net realized           491,463        530,877        407,217       386,685        27,657     1,843,899
  investment gains (losses))

Benefits and expenses:
  Policy benefits                       276,950        470,213        288,516       286,650             -     1,322,329
  Other underwriting and
    operating expenses                  124,476         17,170         45,069        55,549         1,843       244,107
  Amortization of deferred
    policy acquisition costs              6,171              -         22,172        12,457             -        40,800
  Intangibles and goodwill
    amortization                            567              -          2,002         3,470         2,722         8,761
                                    -----------------------------------------------------------------------------------
Total                                   408,164        487,383        357,759       358,126         4,565     1,615,997
Pretax operating earnings                83,299         43,494         49,458        28,559        23,092       227,902

Net realized investment gains
  (losses)                                 (126)       (53,474)       (87,455)       (5,976)        6,468      (140,563)
                                    -----------------------------------------------------------------------------------
Income (loss) before income
  taxes                             $    83,173    $    (9,980)   $   (37,997)  $    22,583   $    29,560   $    87,339
                                    ===================================================================================

                           SYMETRA SEPARATE ACCOUNT C
                                     PART C
                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

       a. FINANCIAL STATEMENTS The following audited financial statements of Symetra Separate Account C and Symetra Life Insurance Company ("Symetra Life") are included in the Statement of Additional Information of this Registration Statement:
               1. The most recent audited financial statements of the Separate Account as of December 31, 2004 and for each of the years or periods presented.

               2. The consolidated financial statements of Symetra Life Insurance Company and Subsidiaries as of December 31, 2004 and for each of the years in the three-year period ended December 31, 2004.

       b.  EXHIBITS

EXHIBIT      DESCRIPTION                                                        REFERENCE
-----------------------------------------------------------------------------------------
1.           Resolution of Board of Directors of Symetra Life                   1/
             authorizing the Separate Account

2.           Not Applicable

3.           (i)   Principal Underwriter's Agreement                            1/
             (ii)  Form of Broker-Dealer Selling Agreement                      7/

4.           (i)   Individual Flexible Premium Deferred Variable Annuity        11/
                   Contract.
             (ii)  Earnings Enhancement Benefit Rider                           9/
             (iii) Minimum Guaranteed Death Benefit - Annual Reset Rider        9/

5.           Application for Annuity Contract.                                  9/

6.           (i)   Copy of Articles of Incorporation of Symetra as amended      1/
                     11/26/90.
                   Amendment to Articles of Incorporation of Symetra dated      12/
                     9/1/04
             (ii)  Copy of the Bylaws of Symetra as amended 6/4/04              12/
7.           Form of Reinsurance Agreement                                      10/
8.           Participation Agreement (Fidelity VIP I & II)                      4/
                   Form of Sub-Licensing Agreement                              4/
                   Amendment No. 1 to Participation Agreement (VIP I)           7/
                   Amendment No. 1 to Participation Agreement (VIP II)          7/

             Form of Participation Agreement (Fidelity VIP III)                 3/
                   Amendment No. 1 to Participation Agreement (VIP III)         7/

             Participation Agreement (Lexington/ING)                            2/

             Participation Agreement (ACVP)                                     6/
                   Amendment No. 1 to Participation Agreement                   6/
                   Amendment No. 2 to Participation Agreement                   6/
                   Amendment No. 3 to Participation Agreement                   6/
                   Form of Amendment No. 4 to Participation Agreement           8/
                   Amendment No. 5 to Participation Agreement                   13/

             Participation Agreement (AIM/INVESCO)                              6/

EXHIBIT      DESCRIPTION                                                        REFERENCE
-----------------------------------------------------------------------------------------
                   Form of Amendment No. 1 to Participation                     8/
                   Agreement

             Form of Participation Agreement (Dreyfus)                          5/
                   Amendment No. 1 to Participation Agreement                   8/

             Participation Agreement (Franklin Templeton)                       6/
                   Amendment No. 1 to Participation Agreement                   6/
                   Amendment No. 2 to Participation Agreement                   6/
                   Amendment No. 3 to Participation Agreement                   12/
                   Amendment No. 4 to Participation Agreement                   12/
                   Amendment No. 5 to Participation Agreement                   13/

             Form of Participation Agreement (J.P. Morgan)                      5/
                   Amendment No. 1 to Participation Agreement                   8/

             Participation Agreement (Federated)                                2/
                   Amendment to Participation Agreement                         6/
                   Amendment No. 2 to Participation Agreement                   7/

             Form of Participation Agreement (Pioneer)                          12/

             Form of Participation Agreement (PIMCO)                            13/

9.           Opinion and Consent of Counsel                                     9/

10.          Consent of Ernst and Young, LLP Independent Registered
                   Public Accounting Firm                                       Filed Herewith
11.          Not Applicable

12.          Not Applicable

1/ Incorporated by reference to registration statement of Symetra Separate Account C filed on Form N-4, filed with the Securities and Exchange Commission on June 16, 1995 (File No. 33-60331).

2/ Incorporated by reference to Post-Effective Amendment No. 4 to Form N-4 registration statement of Symetra Separate Account C filed with the SEC on April 29, 1996 (File No. 33-69712).

3/ Incorporated by reference to Pre-Effective Amendment No. 2 to Form S-6 registration statement of Symetra Separate Account SL filed with the SEC on October 28, 1997 (File No. 333-30329).

4/ Incorporated by reference to Post-Effective Amendment No. 14 to Form S-6 registration statement of Symetra Separate Account SL filed with the SEC on April 30, 1997 (File No. 33-10248).

5/ Incorporated by reference to Post-Effective Amendment No. 10 to Form N-4 registration statement of Symetra Separate Account C filed with the SEC on April 14, 2000 (File No. 33-69712).

6/ Incorporated by reference to Post-Effective Amendment No. 21 to Form S-6 registration statement of Symetra Separate Account SL filed with the SEC on April 30, 2002 (File No. 333-30329).

7/ Incorporated by reference to Post-Effective Amendment No. 26 to Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on or about December 19, 2002 (File No. 333-30329).

8/ Incorporated by reference to Post-Effective Amendment of Symetra Separate Account SL filed with the SEC on or about April 30, 2003 (File No. 333-30329).

9/ Incorporated by reference to Initial Registration on Form N-4 registration statement for Symetra Separate Account C filed with the SEC (File No. 333-111216).

10/ Incorporated by reference to Post-Effective Amendment No. 12 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on April 30, 2002 (File No. 33-69712).

11/ Incorporated by reference to Pre-Effective Amendment No. 1 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on April 30, 2004 (File No. 333-111216).

12/ Incorporated by reference to Post-Effective Amendment No. 17 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on December 1, 2004 (File No. 33-69712).

13/ Incorporated by reference to Post-Effective Amendment No. 30 on Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on April 29, 2005. (File No. 333-30329).

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Set forth below is a list of each director and officer of Symetra Life Insurance Company ("Symetra") who is engaged in activities relating to Symetra Separate Account C or the variable annuity contracts offered through Symetra Separate Account C.

NAME                              POSITIONS WITH SYMETRA            PRINCIPAL BUSINESS ADDRESS
----------------------------------------------------------------------------------------------
Randall H. Talbot                   Director, President               5069 154th Place N.E.
                                                                      Redmond, WA 98052.

Roger F. Harbin             Director, Executive Vice President        5069 154th Place N.E.
                                       and Treasurer                  Redmond, WA 98052

Allyn D. Close               Director, Senior Vice President,         5069 154th Place N.E.
                                                                      Redmond, WA 98052

George C. Pagos              Director, Vice President, General        5069 154th Place N.E.
                                   Counsel and Secretary              Redmond, WA 98052

Jennifer V. Davies            Director, Senior Vice President         5069 154th Place N.E.
                                                                      Redmond, WA 98052

Margaret A. Meister         Director, Vice President and Chief        5069 154th Place N.E.
                                          Actuary                     Redmond, WA 98052

Oscar Tengtio               Director, Executive Vice President        5069 154th Place N.E.
                                and Chief Financial Officer           Redmond, WA 98052

Colleen M. Murphy                Assistant Vice President,            5069 154th Place N.E.
                            Controller, and Assistant Secretary       Redmond, WA 98052

Jon David Parker            Assistant Vice President and Senior       5069 154th Place N.E.
                                          Actuary                     Redmond, WA 98052

Jean B. Liebmann                          Actuary                     5069 154th Place N.E.
                                                                      Redmond, WA 98052

Michele M. Kemper           Vice President and Chief Compliance       5069 154th Place N.E.
                              Officer of the Separate Account         Redmond, WA 98052

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

No person is directly or indirectly controlled by Registrant. Symetra Life Insurance Company ("Symetra") established Symetra Separate Account C ("Registrant") by resolution of its Board of Directors pursuant to Washington law. Symetra Life is a wholly owned subsidiary of Symetra Financial Corporation. Symetra Financial Corporation is organized under Delaware law and Symetra Life is organized under Washington law. All subsidiaries are included in consolidated financial statements. In addition, Symetra Life Insurance Company files a separate financial statement in connection with its issuance of products associated with its registration statement. Following is an organizational chart of Symetra Financial Corporation.

                  SYMETRA FINANCIAL CORPORATION & SUBSIDIARIES

                                                                                             STATE OF
NAME                                           OWNERSHIP                                   INCORPORATION  BUSINESS
------------------------------------------------------------------------------------------------------------------------------------
Symetra Financial Corporation                  Holding Company                             DE             Insurance Holding Company
  Symetra Life Insurance Company               100% Symetra Financial Corporation          WA             Life Insurance
    Symetra National Life Insurance Company    100% Symetra Life Insurance Company         WA             Life Insurance
    American States Life Insurance Company     100% Symetra Life Insurance Company         IN             Life Insurance
    First Symetra National Life Insurance      100% Symetra Life Insurance Company         NY             Life Insurance
Company of New York
  Symetra Assigned Benefits Service Company    100% Symetra Financial Corporation          WA             Structured Settlements
  Symetra Administrative Services, Inc.        100% Symetra Financial Corporation          WA             Third Party Administrator
    Employee Benefit Consultants, Inc.         100% Symetra Administrative Services, Inc.  WI             Insurance
    Wisconsin Pension and Group Services, Inc. 100% Symetra Administrative Services, Inc.  WI             Insurance
  Symetra Asset Management Company             100% Symetra Financial Corporation          WA             Asset Management
  Symetra Securities, Inc.                     100% Symetra Financial Corporation          WA             Broker Dealer/ Underwriter
  Symetra Services Corporation                 100% Symetra Financial Corporation          WA             Administrative Services
  Symetra Investment Services, Inc.            100% Symetra Financial Corporation          WA             Broker Dealer

ITEM 27. NUMBER OF CONTRACT OWNERS

As of March 31, 2005, there were 35,723 Contract Owners of the Registrant.

ITEM 28. INDEMNIFICATION

Under its Bylaws, Symetra, to the full extent permitted by the Washington Business Corporation Act, shall indemnify any person who was or is a party to any proceeding (whether brought by or in the right of Symetra or otherwise) by reason of the fact that he or she is or was a director of Symetra, or, while a director of Symetra, is or was serving at the request of Symetra as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by him or her in connection with such proceeding.

Symetra shall extend such indemnification as is provided to directors above to any person, not a director of Symetra, who is or was an officer of Symetra or is or was serving at the request of Symetra as a director, officer, partner, trustee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan. In addition, the Board of Directors of Symetra may, by resolution, extend such further indemnification to an officer or such other person as it may seem fair and reasonable in view of all relevant circumstances.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Symetra pursuant to such provisions of the bylaws or statutes or otherwise, Symetra has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Symetra of expenses incurred or paid by a director, officer or controlling person of Symetra in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the contracts issued by the Separate Account, Symetra will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in said Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

a. Symetra Securities, Inc., the principal underwriter for the contracts, also acts as the principal underwriter for Symetra Life's Individual Flexible Premium Variable Life Insurance Policies and Group Variable Annuity Contracts.

b. The following information is provided for each officer and director of the principal underwriter:

                                                POSITIONS AND OFFICES
                   NAME                           WITH UNDERWRITER                PRINCIPAL BUSINESS ADDRESS
       -----------------------------------------------------------------------------------------------------
       Linda C. Mahaffey                       Director and President             4854 154th Place N.E.
                                                                                  Redmond, WA 98052.

       Roger F. Harbin                     Senior Vice President, Director        5069 154th Place N.E.
                                                                                  Redmond, WA 98052.

       Joanne Salisbury                      Vice President, Controller,          4854 154th Place N.E.
                                         Treasurer, Financial Principal and       Redmond, WA 98052.
                                                      Secretary

       Allyn D. Close                                 Director                    5069 154th Place N.E.
                                                                                  Redmond, WA 98052.

       Michael F. Murphy                      Chief Compliance Officer            5069 154th Place N.E.,
                                                                                  Redmond, WA 98052.

       Scott L. Bartholomaus                       Vice President                 5069 154th Place N.E.
                                                                                  Redmond, WA 98052

c. During the fiscal year ended December 31, 2004, Symetra Securities, Inc., received $6,147,812 in commissions for the distribution of certain annuity contracts sold in connection with Registrant of which no payments were retained. Symetra Securities, Inc. did not receive any other compensation in connection with the sale of Registrant's contracts.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

Symetra Life Insurance Company at 5069 154th Place N.E., Redmond, Washington 98052 maintains physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder. Effective July 15, 2005, Symetra Life Insurance Company will be located at 777 108th Avenue NE, Bellevue, Washington 98004.

ITEM 31. MANAGEMENT SERVICES

Not Applicable

ITEM 32. UNDERTAKINGS

1.     The Registrant hereby undertakes to:

    a. File a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

    b. Include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

    c. Deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request

REPRESENTATIONS

1. Registrant hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

       a. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

       b. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

       c. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

       d. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value;

2. Symetra Life represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Symetra Life.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has caused this Registration Statement to be signed on its behalf, in the City of Redmond, and State of Washington on this 29th day of April, 2005.

                              Symetra Separate Account C
                              --------------------------
                                      Registrant

                              By:  Symetra Life Insurance Company
                                   ------------------------------


                              By:  /S/ RANDALL H. TALBOT
                                   ---------------------
                                   Randall H. Talbot, President


                                   Symetra Life Insurance Company
                                   ------------------------------
                                             Depositor


                              By:  /S/ RANDALL H. TALBOT
                                   ---------------------
                                   Randall H. Talbot, President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

NAME                                 TITLE
----                                 -----
/s/ ALLYN D. CLOSE                   Director
---------------------------
Allyn D. Close


/s/ GEORGE C. PAGOS                  Director, Vice President, General Counsel and Secretary
---------------------------
George C. Pagos


/s/ COLLEEN M. MURPHY                Assistant Vice President, Controller and
---------------------------          Assistant Secretary
Colleen M. Murphy


/s/ JENNIFER V. DAVIES               Director
---------------------------
Jennifer V. Davies


/s/ MARGARET A. MEISTER              Director and Chief Actuary
------------------------------
Margaret A. Meister


/s/ ROGER F. HARBIN                  Director, Executive Vice President and Treasurer
---------------------------
Roger F. Harbin


/s/ RANDALL H. TALBOT                Director and President
---------------------
Randall H. Talbot


/s/ OSCAR TENGTIO                    Director, Executive Vice President and Chief Financial Officer
------------------
Oscar Tengtio